HARTFORD LEADERS PLATINUM

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  Invesco

X  AllianceBernstein L.P.

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co., Inc.

X  MFS Investment Management

X  OppenheimerFunds, Inc.

X  Putnam Investments, LLC

X  The Universal Institutional Funds, Inc.

X  Huntington Funds

X  J.P.Morgan Investment Management Inc.

X  Wilmington Funds

X  Sterling Capital Variable Insurance Funds

X  Wells Fargo Funds Management

Please see Appendix C (Fund Data) for additional information. This prospectus refers to several Contract options that differ most significantly in terms of sales charges, if any, and Mortality and Expense Risk charges. As used throughout this prospectus, the Access contract version has no sales charge; Core has a 7 year contingent deferred sales charge (CDSC); Outlook has a 4 year CDSC; and Plus is a bonus annuity with a 8 year CDSC. The amount of the bonus may be more than offset by additional charges. Because of these higher charges, there could be circumstances where you may be worse off purchasing a bonus Contract than purchasing other Contracts variations. The form of Contract selected will be identified on your application and Contract. Not every contract variation may be available from your Financial Intermediary.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY         [THE HARTFORD
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE          LOGO]

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PROSPECTUS DATED: MAY 1, 2013

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013


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2

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TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
   The Company                                                                 8
   The Separate Account                                                        8
   The Funds                                                                   8
   Fixed Accumulation Feature                                                 10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
   a. Purchases and Contract Value                                            11
   b. Charges and Fees                                                        20
   c. Surrenders                                                              22
   d. Annuity Payouts                                                         24
   e. Standard Death Benefits                                                 27
6. OPTIONAL DEATH BENEFITS                                                    30
   a. MAV Plus                                                                30
7. MISCELLANEOUS                                                              32
   a. Glossary                                                                32
   b. State Variations                                                        35
   c. More Information                                                        37
   d. Legal Proceedings                                                       38
   e. How Contracts Are Sold                                                  38
8. FEDERAL TAX CONSIDERATIONS                                                 40
9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                       46
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      54
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - COMPARISON AND FUND DATA                                    APP C-1
APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP D-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST                              APP E-1
APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION                   APP F-1
APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II                   APP G-1
APPENDIX H - RIDERINVESTMENT RESTRICTIONS                                APP H-1


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                                                                           3

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1. HIGHLIGHTS

A. OVERVIEW

This Contract is closed to new investors. This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity provides:

X  Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 &
   9)

X  Professional money management (Section 3 & Appendix C)

X Guaranteed fixed or lifetime withdrawal benefits (Sections 2, 5(d) & Appendices D - G)

X  Optional death and/or withdrawal benefits (Section 6 & Appendices D - G)

X  Death benefit protection (Sections 2, 5(e) & 6)

B. HOW TO BUY THIS VARIABLE ANNUITY (Section 5(a))

-- Choose the contract version right for you. Versions available in this prospectus include:

                                                      SALES CHARGE TYPE
----------------------------------------------------------------------------------------------
ACCESS                                                       None
CORE                                      7 Year - Contingent Deferred Sales Charge
OUTLOOK                                   4 Year - Contingent Deferred Sales Charge
PLUS                                      8 Year - Contingent Deferred Sales Charge

The form of Contract selected will be identified on your application and contract. Not every variation of this variable annuity may be available from your Financial Intermediary. Other available variations for certain Financial Intermediaries are not described in this prospectus.

--            Choose an optional feature right for you. Options include:

OPTIONAL FEATURE                                     GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus*                            Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First*          Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios*                              Benefit with full annual step-up rights

*   Closed to new investors.

For The Hartford's Lifetime Income Builder Portfolios we require that your Contract Value be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

For The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - G.

--               Complete our application or order request and submit it to your
                 Financial Intermediary for approval.
--               Pay the applicable minimum initial Premium Payment.


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
                               QUALIFIED CONTRACT      NON-QUALIFIED CONTRACT
--------------------------------------------------------------------------------
ACCESS                                $2,000                    $10,000
CORE                                  $1,000                     $1,000
OUTLOOK                               $2,000                    $10,000
PLUS                                  $2,000                    $10,000

C. INVESTMENT OPTIONS (Section 3 & Appendix C)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b) & 5(c))

You will pay the following types of fees:

X  Sales charges (vary by Contract version)

X  Contract expenses

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

X Will you use the variable annuity primarily to save for retirement or a similar long-term goal?

X Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?

X Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?

X Do you intend to hold this variable annuity long enough to avoid paying any Surrender charges if you have to withdraw money?

X If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any surrender charges you might have to pay if you withdraw your money before the end of the surrender charge period for the new annuity?

X  Do you need an optional living or Death Benefit?

X If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher Surrender charges, a longer surrender period and higher Mortality and Expense Risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

X  Can you cancel your contract? (Section 5(a))

F. COMMISSIONS PAID FOR SELLING THIS VARIABLE ANNUITY (Section 7(f))

We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are:

ACCESS                                                                        2%
CORE                                                                          7%
OUTLOOK                                                                    5.75%
PLUS                                                                        6.5%

We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.


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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                       ACCESS      CORE      OUTLOOK     PLUS
--------------------------------------------------------------------------------
SALES CHARGE IMPOSED ON PURCHASES     None       None       None       None
 (as a percentage of Premium
 Payments)
  $0 - $49,999
  $50,000 - $99,999
  $100,000 - $249,999
  $250,000 - $499,999
  $500,000 - $999,999
  $1,000,000+
CONTINGENT DEFERRED SALES CHARGE (1)  None
(as a percentage of Premium
Payments)
  First Year                                            7%         7%         8%
  Second Year                                           7%         6%         8%
  Third Year                                            7%         5%         8%
  Fourth Year                                           6%         4%         8%
  Fifth Year                                            5%         0%         7%
  Sixth Year                                            4%         0%         6%
  Seventh Year                                          3%         0%         5%
  Eighth Year                                           0%         0%         4%
  Ninth Year                                            0%         0%         0%
SURRENDER FEE (as a percentage of     None       None       None       None
amount Surrendered, if applicable)
TRANSFER FEE                          None       None       None       None

(1)  Each Premium Payment has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                       ACCESS      CORE      OUTLOOK     PLUS
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)               $30        $30        $30        $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as
 a percentage of average daily
 Contract Value)
  Mortality and Expense Risk Charge       1.50%      1.05%      1.45%      1.45%
  Administrative Charge                   0.20%      0.20%      0.20%      0.20%
  Total Separate Account Annual           1.70%      1.25%      1.65%      1.65%
   Expenses
MAXIMUM OPTIONAL CHARGES (as a
percentage of average daily Contract
Value)
  The Hartford's Principal First          0.75%      0.75%      0.75%      0.75%
   Charge (3)(4)

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3)  You may not own more than one of these optional riders at the same time.

(4) Current rider charges are: The Hartford's Lifetime Income Builder II - 0.75%, The Hartford's Principal First - 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

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6

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
                                       ACCESS      CORE      OUTLOOK     PLUS
--------------------------------------------------------------------------------
  MAV/MAV Plus Charge                     0.30%      0.30%      0.30%      0.30%
  Total Separate Account Annual
   Expenses with optional benefit
   separate account charges               2.75%      2.30%      2.70%      2.70%
MAXIMUM OPTIONAL CHARGES (3) (as a
 percentage of Payment Base (5)
  The Hartford's Lifetime Income
   Foundation (3)                         0.30%      0.30%      0.30%      0.30%
  The Hartford's Lifetime Income
   Builder II (3)(4)                      0.75%      0.75%      0.75%      0.75%
  The Hartford's Lifetime Income
   Builder Selects (3)(4)
   - Single Life Option                   1.50%      1.50%      1.50%      1.50%
   - Joint/Spousal Life Option            1.50%      1.50%      1.50%      1.50%
  The Hartford's Lifetime Income
  Builder Portfolios (3)(4)
   - Single Life Option                   1.50%      1.50%      1.50%      1.50%
   - Joint/Spousal Life Option            1.50%      1.50%      1.50%      1.50%

(5) Payment Base is defined in the Glossary and described further in applicable optional riders.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.42%              2.20%
(expenses that are deducted from Sub-Account
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses. (6)

(6)  Please see Appendix C for additional information.


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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE OPTIONAL MAV/MAV PLUS DEATH BENEFIT AT THE HIGHEST POSSIBLE CHARGE OF .30% AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS OPTIONAL BENEFIT RIDER AT THE HIGHEST POSSIBLE CHARGE OF 1.50%. THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PAYMENT ENHANCEMENTS, IF ANY), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1)  If you Surrender your Contract at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Core                                 $1,202   $2,317   $3,246        $5,548
Outlook                              $1,239   $2,247   $2,988        $5,866

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Core                              $384        $1,508   $2,623        $5,367
Outlook                           $425        $1,624   $2,807        $5,685

(3)  If you do not Surrender your Contract:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Core                              $566        $1,690   $2,805        $5,548
Outlook                           $606        $1,805   $2,988        $5,866

FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.


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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix C. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND (OR FOR ANY FEEDER FUNDS). READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies,

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pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds,

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JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds &
Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

Effective October 4, 2013, we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS AND IS NOT AVAILABLE IN ALL STATES.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

As stated above, effective [October 4, 2013], we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

Not all forms of contracts may be available through your Registered Representative or from each issuing company.

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HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See the Highlights section for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your

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subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

For Plus contracts only, we add an additional sum to your Account Value equal to 4% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 5% of the Premium Payment if cumulative Premium Payments are $50,000 or more. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk charges and a larger CDSC extending over a longer period of time. We expect to make a profit from bonus charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Right to Examine" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

There could be circumstances where you may be worse off purchasing a Plus Contract than other Contract variations. For example, if the Contract is cancelled during the free look period, we recapture any Payment Enhancement(s) that have been credited to your Contract. If state law provides that Contract Value is returned on a free look, and if the performance of the applicable Sub-Accounts has been negative during that period, we will return the Contract Value less the Payment Enhancement(s). The negative performance associated with the Payment Enhancement(s) will reduce the Contract Value more than if the Payment Enhancement(s) had not been applied.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

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-   Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.


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-   DOLLAR COST AVERAGING

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.

These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date the request for the program is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and rider limit, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract.

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  Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth          Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number        Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to         Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth           No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery

18

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service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

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-   In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

20

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We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

The following table describes Mortality & Expense Risk charges:

Access                                                                 1.50%
Core                                                                   1.05%
Plus                                                                   1.45%
Outlook                                                                1.45%

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include

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                                                                          21

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Contracts from our Putnam Hartford line of variable annuity Contracts with the
Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

SALES CHARGES

This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:

1st - from earnings,

2nd - from Premium Payments not subject to a CDSC,

3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,

4th - from Payment Enhancements (Plus Contracts only).

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount (AWA) - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. The AWA is calculated by multiplying total Premium Payments by 10%. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

22

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-   For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year's RMD for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Synopsis.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).

See section 6 and Appendices D - G for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

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Partial Surrenders - Partial Surrenders are permitted after the Annuity
Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

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WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

Effective October 4, 2013 we will no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-   LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

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                                                                          25

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-   LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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26

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AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

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You can select one of the following AIRs offered, subject to state variations:

           ANNUITY                   ANNUITY                   ANNUITY
AIR      UNIT FACTOR      AIR      UNIT FACTOR      AIR      UNIT FACTOR
------------------------------------------------------------------------
3%       0.999919%        5%       0.999866%        6%       0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value (including any Payment Enhancements, if applicable) or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:

1 - (A/(B-C)) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.


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For partial Surrenders during each Contract Year that are entirely in excess of
10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

1 - (A/B) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.

A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

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If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.


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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider. See Examples 1 and 2 under MAV Plus in Appendix A.

The MAV Plus Death Benefit is the greatest of A, B, C or D, WHERE:

A    =    Contract Value (including any Payment Enhancements, if applicable) on the date we receive due proof of death.
B    =    Total Premium Payments adjusted for any partial Surrenders (see clause
          D below for a description of this adjustment).
C    =    Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values,
          Premium Payments and partial Surrenders. We will calculate an
          Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.
          The Anniversary Value is equal to the Contract Value as of a Contract
          Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the
          Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum
          Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
          We calculate the adjustment to your Maximum Anniversary Value for any
          Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your
          Maximum Anniversary Value proportionately based on the amount of any
          Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.
          For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of
          Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:
          1 - (A/(B-C)) where:
A    =    partial Surrenders during the Contract Year in excess of 10% of
          Premium Payments.
B    =    Contract Value immediately prior to the partial Surrender.
C    =    10% of Premium Payments less any partial Surrenders during the
          Contract Year. If C results in a negative number, C becomes zero.
          For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:
          1 - (A/B) where:
A    =    partial Surrenders during the Contract Year in excess of 10% of
          Premium Payments.
B    =    Contract Value immediately prior to the partial Surrender.
          Please refer to the examples in Appendix A for illustrations of this adjustment.
D    =    Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.
          - If each is aged 69 or younger, the Death Benefit is the Contract
          Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.
          - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of
          Contract gain on that date and the cap.
          We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender.
          The adjustment is the difference between the two, but not less than zero.
          The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:
          - the Contract Value on the date this rider was added to your
          Contract; plus


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                                                                          31

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
          - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus
          - any adjustments for partial Surrenders.
          If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

The MAV Plus rider is closed to new investors. You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will cause this rider to terminate.

7. MISCELLANEOUS

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: HARTFORD LIFE INSURANCE COMPANY/HARTFORD LIFE AND ANNUITY INSURANCE COMPANY, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL
BE: HARTFORD LIFE INSURANCE COMPANY/HARTFORD LIFE AND ANNUITY INSURANCE COMPANY, PO BOX 14293, LEXINGTON, KY 40512-4293

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

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                                                                          33

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ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

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LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder Selects a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as "Guaranteed Withdrawal") or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as "Withdrawal Available").

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, etc.).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the applicable measuring point.

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REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code. This definition does not currently take into consideration domestic partners pursuant to state civil union laws.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, this percentage used to determine your Threshold amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

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CONNECTICUT - The Hartford's Lifetime Income Builder Selects, The Hartford's
Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.

GEORGIA - The Hartford's Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford's Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).

ILLINOIS - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (Core Contracts); or until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (Outlook Contracts). The Nursing Home Waiver is not available.

MINNESOTA - MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead.

NEW HAMPSHIRE - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW YORK - A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The rider charge for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

OHIO - The Fixed Accumulation Feature is not available.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years (Core and Plus Contracts) or six years (Outlook Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer (Core, Outlook, Plus Contracts). You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

WASHINGTON - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year (Core, Outlook and Plus Contracts). The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation (Core, Outlook, and Plus Contracts).

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C. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.


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D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up"): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.

As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and

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40

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interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

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B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

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       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

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       d.  10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
           PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.


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iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example-if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the

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       time such a distribution is requested. If the necessary "election out"
       forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified

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Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into

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the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other

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TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

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                                                                          51

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    (ii) attributable to the employee's becoming disabled under Code Section
         72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

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The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

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    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP A-1

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APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
STANDARD DEATH BENEFIT                                                   APP A-2
THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S        APP A-2
 LIFETIME INCOME BUILDER PORTFOLIOS
THE HARTFORD'S PRINCIPAL FIRST                                          APP A-16
THE HARTFORD'S LIFETIME INCOME FOUNDATION                               APP A-17
THE HARTFORD'S LIFETIME INCOME BUILDER II                               APP A-21
MAV PLUS                                                                APP A-26

APP A-2

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STANDARD DEATH BENEFIT

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for dollar adjustment to get $140,000. The proportional factor is 1 - ($50,000/$140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP A-4

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-5

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

APP A-6

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

APP A-8

-------------------------------------------------------------------------------

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                     APP A-9

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP A-15

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                      $1,380
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP A-16

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

                                                                    APP A-17

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 6: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

THE HARTFORD'S LIFETIME INCOME FOUNDATION

This Optional Withdrawal Benefit is closed to new investors if The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios is approved in your state.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

APP A-18

-------------------------------------------------------------------------------

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

                                                                    APP A-19

-------------------------------------------------------------------------------

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-20

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-21

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

APP A-22

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

                                                                    APP A-23

-------------------------------------------------------------------------------

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

APP A-24

-------------------------------------------------------------------------------

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-25

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

     Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

     Withdrawal Percent = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

     Lifetime Benefit Payment = $9,000 (Withdrawal Percent x greater of Payment Base or Contract Value on date of continuation)

     Death Benefit = $150,000 (Contract Value on date of continuation)

     Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP A-26

-------------------------------------------------------------------------------

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $117,403,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       - Your total Premium Payment was $100,000, since the partial Surrender was less than 10% of premiums the Premium Payment is reduced dollar for dollar.

       -   The Premium Payment is $92,000

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       - Assume your Maximum Anniversary Value (MAV) was $114,000, since the partial Surrender was less than 10% of premiums the MAV is reduced dollar for dollar.

       -   The MAV is $106,000

-   THE EARNINGS PROTECTION BENEFIT ADJUSTED FOR ANY PARTIAL SURRENDERS

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the partial Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

                                                                    APP A-27

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $120,000,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       -   Total Premium Payments was $100,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR PREMIUM PAYMENTS

       The adjustment to your Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. The Premium Payment is adjusted for dollar for dollar Surrenders is $100,000 - $10,000 = $90,000. Remaining Surrenders equal $50,000. This amount will reduce Premium Payments proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000)
       = .64286. This factor is multiplied by $90,000. The result is an adjusted Premium Payment of $57,857.

       -   The Premium Payment is $57,857

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       -   Assume the Maximum Anniversary Value was $140,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

       The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

       -   The MAV is $83,571

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a partial Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

APP A-28

-------------------------------------------------------------------------------

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$120,000 + 40% ($12,000)] which totals $132,000. This is the greatest of the four values compared, and so is the Death Benefit.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

HARTFORD LIFE INSURANCE COMPANY

CORE

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.435         $9.855         $9.048         $7.361        $10.403
  Accumulation Unit Value at end of
   period                                $10.565         $9.435         $9.855         $9.048         $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            132            145             80             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.047        $13.772        $12.777        $10.505              -
  Accumulation Unit Value at end of
   period                                $14.456        $13.047        $13.772        $12.777              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.916         $8.341         $7.500         $5.454        $10.464
  Accumulation Unit Value at end of
   period                                 $7.870         $6.916         $8.341         $7.500         $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             50             52             50             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.184        $16.069        $14.602        $10.731              -
  Accumulation Unit Value at end of
   period                                $14.848        $13.184        $16.069        $14.602              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.592         $7.028         $6.823         $5.142        $10.788
  Accumulation Unit Value at end of
   period                                 $6.306         $5.592         $7.028         $6.823         $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                492            483            447            423            245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.179        $14.199        $13.931        $10.610              -
  Accumulation Unit Value at end of
   period                                $12.476        $11.179        $14.199        $13.931              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.645        $11.796         $9.436         $6.697        $10.797
  Accumulation Unit Value at end of
   period                                $12.455        $10.645        $11.796         $9.436         $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             47             41             33             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.818        $18.833        $15.223        $10.919              -
  Accumulation Unit Value at end of
   period                                $19.471        $16.818        $18.833        $15.223              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-2

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.017         $8.437         $7.667         $6.414        $10.567
  Accumulation Unit Value at end of
   period                                 $9.148         $8.017         $8.437         $7.667         $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              7              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.618        $13.418        $12.323        $10.418              -
  Accumulation Unit Value at end of
   period                                $14.247        $12.618        $13.418        $12.323              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.777         $9.801         $8.850         $7.251        $10.073
  Accumulation Unit Value at end of
   period                                $11.182         $9.777         $9.801         $8.850         $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                362            404            397            374            210
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.436        $13.610        $12.420        $10.283              -
  Accumulation Unit Value at end of
   period                                $15.205        $13.436        $13.610        $12.420              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110             66             50             42              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.074         $9.298         $8.408         $6.680        $10.221
  Accumulation Unit Value at end of
   period                                $10.174         $9.074         $9.298         $8.408         $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            151            154            148             55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.640        $14.126        $12.908        $10.363              -
  Accumulation Unit Value at end of
   period                                $15.134        $13.640        $14.126        $12.908              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.815        $10.346         $9.869         $8.904        $10.017
  Accumulation Unit Value at end of
   period                                $11.216        $10.815        $10.346         $9.869         $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,212          1,179          1,261          1,154            616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.180        $11.775        $11.351        $10.349              -
  Accumulation Unit Value at end of
   period                                $12.500        $12.180        $11.775        $11.351              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11              8              7              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-3

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.256        $10.930        $10.556         $9.767         $9.982
  Accumulation Unit Value at end of
   period                                $11.765        $11.256        $10.930        $10.556         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            120            130            119             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.921        $11.698        $11.417        $10.676              -
  Accumulation Unit Value at end of
   period                                $12.330        $11.921        $11.698        $11.417              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.517         $9.096         $8.268         $6.007        $10.078
  Accumulation Unit Value at end of
   period                                 $9.866         $8.517         $9.096         $8.268         $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                371            407            460            454            313
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.492        $15.641        $14.366        $10.548              -
  Accumulation Unit Value at end of
   period                                $16.612        $14.492        $15.641        $14.366              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.775         $9.784         $8.893         $6.351        $10.058
  Accumulation Unit Value at end of
   period                                $10.589         $8.775         $9.784         $8.893         $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            106            113            100             58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.221        $16.024        $14.718        $10.622              -
  Accumulation Unit Value at end of
   period                                $16.983        $14.221        $16.024        $14.718              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.699         $9.673         $8.024         $5.054        $10.088
  Accumulation Unit Value at end of
   period                                 $8.960         $7.699         $9.673         $8.024         $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            318            293            252            127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.641        $19.859        $16.647        $10.596              -
  Accumulation Unit Value at end of
   period                                $18.014        $15.641        $19.859        $16.647              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-4

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.821         $9.360         $8.007         $5.832        $10.075
  Accumulation Unit Value at end of
   period                                $10.241         $8.821         $9.360         $8.007         $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,824          1,953          1,984          1,818          1,172
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.138        $16.233        $14.033        $10.329              -
  Accumulation Unit Value at end of
   period                                $17.392        $15.138        $16.233        $14.033              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11              8              7              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.838         $9.143         $8.332         $6.447        $10.187
  Accumulation Unit Value at end of
   period                                $10.226         $8.838         $9.143         $8.332         $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                956          1,023          1,064            995            594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.648        $14.268        $13.140        $10.275              -
  Accumulation Unit Value at end of
   period                                $15.627        $13.648        $14.268        $13.140              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              6              5              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.615         $8.990         $8.514         $6.039        $10.059
  Accumulation Unit Value at end of
   period                                 $8.842         $7.615         $8.990         $8.514         $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,795          1,832          1,560          1,301            765
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.142        $15.679        $15.005        $10.756              -
  Accumulation Unit Value at end of
   period                                $15.100        $13.142        $15.679        $15.005              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              6              4              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.622        $10.179         $8.769         $5.953        $10.052
  Accumulation Unit Value at end of
   period                                $10.002         $8.622        $10.179         $8.769         $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            195            208            196            138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.717        $17.559        $15.286        $10.487              -
  Accumulation Unit Value at end of
   period                                $16.896        $14.717        $17.559        $15.286              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.429         $9.821         $8.505         $6.357        $10.615
  Accumulation Unit Value at end of
   period                                $10.815         $9.429         $9.821         $8.505         $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            542            569            566            378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.682        $15.454        $13.524        $10.215              -
  Accumulation Unit Value at end of
   period                                $16.664        $14.682        $15.454        $13.524              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-5

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.609        $10.007         $8.588         $6.404        $10.300
  Accumulation Unit Value at end of
   period                                $11.601         $9.609        $10.007         $8.588         $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              4              5              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.344        $16.148        $14.005        $10.554              -
  Accumulation Unit Value at end of
   period                                $18.332        $15.344        $16.148        $14.005              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.946         $9.061         $7.407         $5.861        $10.336
  Accumulation Unit Value at end of
   period                                $10.107         $8.946         $9.061         $7.407         $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             24             22             31             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.900        $15.252        $12.600        $10.075              -
  Accumulation Unit Value at end of
   period                                $16.658        $14.900        $15.252        $12.600              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.935        $11.285         $8.887         $6.439        $10.258
  Accumulation Unit Value at end of
   period                                $11.240         $9.935        $11.285         $8.887         $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                430            456            439            419            247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.694        $18.015        $14.337        $10.498              -
  Accumulation Unit Value at end of
   period                                $17.571        $15.694        $18.015        $14.337              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              1              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.306        $10.360         $8.303         $5.350        $10.464
  Accumulation Unit Value at end of
   period                                $11.678         $9.306        $10.360         $8.303         $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             20             15              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.107        $20.370        $16.498        $10.743              -
  Accumulation Unit Value at end of
   period                                $22.485        $18.107        $20.370        $16.498              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-6

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.237        $10.901         $9.508         $7.256        $10.895
  Accumulation Unit Value at end of
   period                                $11.044        $10.237        $10.901         $9.508         $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             29             30             21             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.724        $14.769        $13.018        $10.039              -
  Accumulation Unit Value at end of
   period                                $14.652        $13.724        $14.769        $13.018              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.901        $10.792         $9.710         $7.263        $10.510
  Accumulation Unit Value at end of
   period                                $12.118        $10.901        $10.792         $9.710         $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,439          1,521          1,493          1,451            853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.550        $15.557        $14.144        $10.691              -
  Accumulation Unit Value at end of
   period                                $17.106        $15.550        $15.557        $14.144              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             23              7              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.736        $11.309         $8.936         $7.012        $10.781
  Accumulation Unit Value at end of
   period                                $12.539        $10.736        $11.309         $8.936         $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            108            107             98             66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.760        $16.777        $13.397        $10.623              -
  Accumulation Unit Value at end of
   period                                $18.215        $15.760        $16.777        $13.397              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.810        $11.518         $9.147         $6.458        $10.710
  Accumulation Unit Value at end of
   period                                $11.828        $10.810        $11.518         $9.147         $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             44             48             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.307        $17.558        $14.091        $10.053              -
  Accumulation Unit Value at end of
   period                                $17.655        $16.307        $17.558        $14.091              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.004        $11.863        $10.834         $8.740        $10.189
  Accumulation Unit Value at end of
   period                                $13.357        $12.004        $11.863        $10.834         $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                827            846            903            844            464
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.969        $13.951        $12.875        $10.495              -
  Accumulation Unit Value at end of
   period                                $15.381        $13.969        $13.951        $12.875              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             11              3              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-7

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.353        $10.292         $9.293         $7.223        $10.420
  Accumulation Unit Value at end of
   period                                $11.453        $10.353        $10.292         $9.293         $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            103             97             79             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.388        $14.454        $13.190        $10.359              -
  Accumulation Unit Value at end of
   period                                $15.751        $14.388        $14.454        $13.190              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.460         $9.670         $8.405         $5.842        $10.587
  Accumulation Unit Value at end of
   period                                 $9.888         $8.460         $9.670         $8.405         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,204          5,702          5,431          4,937          2,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.653        $16.925        $14.865        $10.442              -
  Accumulation Unit Value at end of
   period                                $16.946        $14.653        $16.925        $14.865              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             51             55             37              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.546         $9.556         $8.485         $6.838        $10.256
  Accumulation Unit Value at end of
   period                                $11.089         $9.546         $9.556         $8.485         $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                478            534            508            445            262
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.104        $14.268        $12.802        $10.426              -
  Accumulation Unit Value at end of
   period                                $16.212        $14.104        $14.268        $12.802              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              3              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.862         $9.857         $8.816         $7.160        $10.490
  Accumulation Unit Value at end of
   period                                $11.064         $9.862         $9.857         $8.816         $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,396          3,897          3,929          3,461          1,739
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.803        $13.940        $12.600        $10.342              -
  Accumulation Unit Value at end of
   period                                $15.323        $13.803        $13.940        $12.600              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             40             41             36              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.928         $8.146         $7.220         $5.389        $10.515
  Accumulation Unit Value at end of
   period                                 $8.443         $6.928         $8.146         $7.220         $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              5              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.125        $15.596        $13.968        $10.538              -
  Accumulation Unit Value at end of
   period                                $15.829        $13.125        $15.596        $13.968              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-8

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.887         $9.920         $8.658         $6.168        $10.484
  Accumulation Unit Value at end of
   period                                $10.391         $8.887         $9.920         $8.658         $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.629        $16.502        $14.555        $10.479              -
  Accumulation Unit Value at end of
   period                                $16.926        $14.629        $16.502        $14.555              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.255        $10.293         $8.731         $6.586        $10.650
  Accumulation Unit Value at end of
   period                                $10.823         $9.255        $10.293         $8.731         $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             27             16             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.167        $15.922        $13.648        $10.403              -
  Accumulation Unit Value at end of
   period                                $16.394        $14.167        $15.922        $13.648              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.098         $8.998         $7.750         $6.055        $10.186
  Accumulation Unit Value at end of
   period                                $10.145         $8.098         $8.998         $7.750         $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          1,368          1,320          1,147            585
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.665        $15.345        $13.355        $10.544              -
  Accumulation Unit Value at end of
   period                                $16.941        $13.665        $15.345        $13.355              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              4              2              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.042        $11.370         $7.652        $10.359
  Accumulation Unit Value at end of
   period                                $15.223        $13.485        $13.042        $11.370         $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            193            156             91             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.737        $17.336        $15.272        $10.386              -
  Accumulation Unit Value at end of
   period                                $19.814        $17.737        $17.336        $15.272              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.914         $9.315         $8.239         $6.251        $10.415
  Accumulation Unit Value at end of
   period                                 $9.394         $7.914         $9.315         $8.239         $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            188            171            147             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.124        $15.610        $13.952        $10.698              -
  Accumulation Unit Value at end of
   period                                $15.415        $13.124        $15.610        $13.952              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-9

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.682         $9.804         $9.927        $10.045        $10.019
  Accumulation Unit Value at
   end of period                   $9.562         $9.682         $9.804         $9.927        $10.045
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     734            708            582            688            602
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.323         $9.540         $9.762         $9.983              -
  Accumulation Unit Value at
   end of period                   $9.111         $9.323         $9.540         $9.762              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              7              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.955        $10.431         $8.509         $6.664        $10.468
  Accumulation Unit Value at
   end of period                  $11.369         $9.955        $10.431         $8.509         $6.664
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             35             29             32             27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.136        $16.027        $13.212        $10.457              -
  Accumulation Unit Value at
   end of period                  $17.106        $15.136        $16.027        $13.212              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.191        $10.437         $8.399         $5.751        $10.251
  Accumulation Unit Value at
   end of period                  $11.662        $10.191        $10.437         $8.399         $5.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             50             40             46             31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.703        $18.323        $14.900        $10.311              -
  Accumulation Unit Value at
   end of period                  $20.046        $17.703        $18.323        $14.900              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.490        $12.470         $9.247         $6.915        $10.638
  Accumulation Unit Value at
   end of period                  $14.481        $12.490        $12.470         $9.247         $6.915
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             38             18             15              7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.633        $18.799        $14.087        $10.647              -
  Accumulation Unit Value at
   end of period                  $21.377        $18.633        $18.799        $14.087              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.695         $9.926         $8.755         $6.263        $10.640
  Accumulation Unit Value at
   end of period                  $10.952         $9.695         $9.926         $8.755         $6.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             47             54             48             33
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.497        $16.034        $14.291        $10.332              -
  Accumulation Unit Value at
   end of period                  $17.324        $15.497        $16.034        $14.291              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-10

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.507        $10.890        $10.256         $9.030         $9.948
  Accumulation Unit Value at
   end of period                  $12.220        $11.507        $10.890        $10.256         $9.030
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,648          4,748          4,731          4,084          1,833
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.665        $12.113        $11.529        $10.257              -
  Accumulation Unit Value at
   end of period                  $13.311        $12.665        $12.113        $11.529              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             54             47             37              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.432        $10.072         $9.826         $9.625         $9.805
  Accumulation Unit Value at
   end of period                  $10.683        $10.432        $10.072         $9.826         $9.625
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     147            134            149            179            120
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.532        $10.276        $10.131        $10.027              -
  Accumulation Unit Value at
   end of period                  $10.673        $10.532        $10.276        $10.131              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6              5              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.560         $9.874         $8.719         $7.098        $10.645
  Accumulation Unit Value at
   end of period                  $11.045         $9.560         $9.874         $8.719         $7.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             49             51             27             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.453        $14.041        $12.530        $10.309              -
  Accumulation Unit Value at
   end of period                  $15.381        $13.453        $14.041        $12.530              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.961        $10.350              -              -              -
  Accumulation Unit Value at
   end of period                  $11.976        $10.961              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             32              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.870        $10.336              -              -              -
  Accumulation Unit Value at
   end of period                  $11.753        $10.870              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-11

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.771         $9.923         $9.197         $7.276        $10.392
  Accumulation Unit Value at
   end of period                  $10.963         $9.771         $9.923         $9.197         $7.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             10             11             15             10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.243        $13.591        $12.730        $10.178              -
  Accumulation Unit Value at
   end of period                  $14.704        $13.243        $13.591        $12.730              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.727         $9.501         $8.544         $6.412        $10.310
  Accumulation Unit Value at
   end of period                   $9.934         $8.727         $9.501         $8.544         $6.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     452            472            435            388            220
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.035        $15.441        $14.032        $10.642              -
  Accumulation Unit Value at
   end of period                  $15.809        $14.035        $15.441        $14.032              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              1              1              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.160        $11.413         $9.014         $7.549        $10.737
  Accumulation Unit Value at
   end of period                  $12.527        $11.160        $11.413         $9.014         $7.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92            103             70             27             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.987        $15.488        $12.361        $10.462              -
  Accumulation Unit Value at
   end of period                  $16.646        $14.987        $15.488        $12.361              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.854              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.124              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.768              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-12

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.433        $10.478         $8.684         $6.319        $10.482
  Accumulation Unit Value at
   end of period                  $12.063        $10.433        $10.478         $8.684         $6.319
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             13             25             26             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.896        $17.147        $14.361        $10.559              -
  Accumulation Unit Value at
   end of period                  $19.331        $16.896        $17.147        $14.361              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.567         $9.911         $8.945         $7.298        $10.483
  Accumulation Unit Value at
   end of period                  $10.803         $9.567         $9.911         $8.945         $7.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             20             27             22             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.155        $13.772        $12.561        $10.356              -
  Accumulation Unit Value at
   end of period                  $14.700        $13.155        $13.772        $12.561              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.022              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.004              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.804              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.658        $12.279        $11.070         $8.346        $10.292
  Accumulation Unit Value at
   end of period                  $14.067        $12.658        $12.279        $11.070         $8.346
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     352            370            386            400            234
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.439        $15.135        $13.789        $10.505              -
  Accumulation Unit Value at
   end of period                  $16.979        $15.439        $15.135        $13.789              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-13

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.771        $10.885         $9.604         $7.880        $10.373
  Accumulation Unit Value at end of
   period                                $11.962        $10.771        $10.885         $9.604         $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             59             57             44             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.794        $14.087        $12.560        $10.414              -
  Accumulation Unit Value at end of
   period                                $15.159        $13.794        $14.087        $12.560              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.735         $9.418         $8.122         $6.917        $10.534
  Accumulation Unit Value at end of
   period                                 $9.669         $8.735         $9.418         $8.122         $6.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            101            103            107             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.657        $13.790        $12.018        $10.343              -
  Accumulation Unit Value at end of
   period                                $13.865        $12.657        $13.790        $12.018              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.274        $10.462         $9.210         $6.791        $10.626
  Accumulation Unit Value at end of
   period                                $11.879        $10.274        $10.462         $9.210         $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.812        $15.241        $13.559        $10.103              -
  Accumulation Unit Value at end of
   period                                $16.946        $14.812        $15.241        $13.559              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.408         $9.763         $8.916         $7.133        $10.607
  Accumulation Unit Value at end of
   period                                $11.041         $9.408         $9.763         $8.916         $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             12             14             15              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.057        $13.692        $12.636        $10.217              -
  Accumulation Unit Value at end of
   period                                $15.163        $13.057        $13.692        $12.636              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-14

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.194        $11.597        $10.953         $9.569        $10.047
  Accumulation Unit Value at end of
   period                                $12.893        $12.194        $11.597        $10.953         $9.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405            383            263             70             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.694        $12.199        $11.644        $10.280              -
  Accumulation Unit Value at end of
   period                                $13.281        $12.694        $12.199        $11.644              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              1              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.153        $10.121         $9.348         $8.040        $10.262
  Accumulation Unit Value at end of
   period                                $11.124        $10.153        $10.121         $9.348         $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            349            313            244            163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.598        $12.691        $11.845        $10.295              -
  Accumulation Unit Value at end of
   period                                $13.658        $12.598        $12.691        $11.845              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.501         $9.666         $8.800         $7.277        $10.533
  Accumulation Unit Value at end of
   period                                $10.873         $9.501         $9.666         $8.800         $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                712            802            755            634            308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.140        $13.509        $12.429        $10.386              -
  Accumulation Unit Value at end of
   period                                $14.881        $13.140        $13.509        $12.429              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              2              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.742        $10.178         $9.212         $7.572        $10.232
  Accumulation Unit Value at end of
   period                                $10.898         $9.742        $10.178         $9.212         $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            203            211            200             85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.653        $13.358        $12.218        $10.149              -
  Accumulation Unit Value at end of
   period                                $14.006        $12.653        $13.358        $12.218              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.949         $9.164         $8.355         $6.718        $10.237
  Accumulation Unit Value at end of
   period                                $10.092         $8.949         $9.164         $8.355         $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                988          1,060          1,004            873            479
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.317        $13.781        $12.698        $10.317              -
  Accumulation Unit Value at end of
   period                                $14.862        $13.317        $13.781        $12.698              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              8              5              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-15

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.036         $9.277         $8.607         $6.046        $10.881
  Accumulation Unit Value at end of
   period                                $10.156         $9.036         $9.277         $8.607         $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             31             34             39              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.867        $15.425        $14.462        $10.265              -
  Accumulation Unit Value at end of
   period                                $16.535        $14.867        $15.425        $14.462              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.299        $10.294         $9.009         $6.546        $10.594
  Accumulation Unit Value at end of
   period                                $11.108         $9.299        $10.294         $9.009         $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            174            180            187            142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.659        $16.398        $14.503        $10.649              -
  Accumulation Unit Value at end of
   period                                $17.327        $14.659        $16.398        $14.503              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.616         $9.768         $8.539         $6.755        $10.558
  Accumulation Unit Value at end of
   period                                $11.074         $9.616         $9.768         $8.539         $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             44             43             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.351        $14.731        $13.015        $10.404              -
  Accumulation Unit Value at end of
   period                                $16.354        $14.351        $14.731        $13.015              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.716        $11.116         $9.147         $6.766        $10.525
  Accumulation Unit Value at end of
   period                                $12.453        $10.716        $11.116         $9.147         $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            194            211            224            127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.573        $17.372        $14.446        $10.798              -
  Accumulation Unit Value at end of
   period                                $19.058        $16.573        $17.372        $14.446              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-16

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.977         $9.517         $8.394         $6.411        $10.781
  Accumulation Unit Value at end of
   period                                $10.026         $8.977         $9.517         $8.394         $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             11              6              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.822        $14.808        $13.199        $10.187              -
  Accumulation Unit Value at end of
   period                                $15.276        $13.822        $14.808        $13.199              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.618        $12.149        $10.919         $7.116        $10.246
  Accumulation Unit Value at end of
   period                                $12.796        $11.618        $12.149        $10.919         $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                629            607            649            690            400
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.512        $17.449        $15.847        $10.437              -
  Accumulation Unit Value at end of
   period                                $17.997        $16.512        $17.449        $15.847              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.307        $10.480         $9.253         $6.930        $10.302
  Accumulation Unit Value at end of
   period                                $11.624        $10.307        $10.480         $9.253         $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             14              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.058        $15.473        $13.805        $10.448              -
  Accumulation Unit Value at end of
   period                                $16.805        $15.058        $15.473        $13.805              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.673         $8.135         $7.486         $6.082        $10.507
  Accumulation Unit Value at end of
   period                                 $8.035         $6.673         $8.135         $7.486         $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              3              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.362        $13.997        $13.017        $10.687              -
  Accumulation Unit Value at end of
   period                                $13.537        $11.362        $13.997        $13.017              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.610         $7.763         $7.338         $5.888        $10.587
  Accumulation Unit Value at end of
   period                                 $7.945         $6.610         $7.763         $7.338         $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              3              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.689        $13.873        $13.251        $10.746              -
  Accumulation Unit Value at end of
   period                                $13.902        $11.689        $13.873        $13.251              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-17

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.035        $10.665         $8.572         $6.599        $10.321
  Accumulation Unit Value at end of
   period                                $11.643        $10.035        $10.665         $8.572         $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              4              3              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.775        $16.943        $13.761        $10.706              -
  Accumulation Unit Value at end of
   period                                $18.112        $15.775        $16.943        $13.761              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.334        $10.032         $8.652         $5.080         $9.912
  Accumulation Unit Value at end of
   period                                 $9.305         $8.334        $10.032         $8.652         $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             80             76             72             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.539        $20.121        $17.536        $10.405              -
  Accumulation Unit Value at end of
   period                                $18.274        $16.539        $20.121        $17.536              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.183         $9.283         $8.673         $6.417        $10.354
  Accumulation Unit Value at end of
   period                                 $9.546         $8.183         $9.283         $8.673         $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            165            115             47             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.225        $15.162        $14.315        $10.704              -
  Accumulation Unit Value at end of
   period                                $15.268        $13.225        $15.162        $14.315              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.828        $13.115        $11.620         $9.922         $9.912
  Accumulation Unit Value at end of
   period                                $14.565        $12.828        $13.115        $11.620         $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            527            480            414            211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.346        $13.788        $12.345        $10.653              -
  Accumulation Unit Value at end of
   period                                $14.994        $13.346        $13.788        $12.345              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.988         $8.711         $8.220         $6.354        $10.347
  Accumulation Unit Value at end of
   period                                 $9.548         $7.988         $8.711         $8.220         $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                328            319            317            282            183
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.949        $14.270        $13.607        $10.630              -
  Accumulation Unit Value at end of
   period                                $15.315        $12.949        $14.270        $13.607              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              4              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-18

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.884        $11.873         $9.089         $5.848        $10.721
  Accumulation Unit Value at end of
   period                                $11.662        $10.884        $11.873         $9.089         $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             43             43             47             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.542        $20.440        $15.813        $10.282              -
  Accumulation Unit Value at end of
   period                                $19.659        $18.542        $20.440        $15.813              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

(a)  Inception date April 30, 2012.

OUTLOOK

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.292         $9.744         $8.982         $7.337        $10.397
  Accumulation Unit Value at end of
   period                                $10.362         $9.292         $9.744         $8.982         $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            212            222            222             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.887        $13.657        $12.721        $10.501              -
  Accumulation Unit Value at end of
   period                                $14.222        $12.887        $13.657        $12.721              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.810         $8.247         $7.445         $5.436        $10.457
  Accumulation Unit Value at end of
   period                                 $7.720         $6.810         $8.247         $7.445         $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             24             26             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.022        $15.935        $14.538        $10.727              -
  Accumulation Unit Value at end of
   period                                $14.607        $13.022        $15.935        $14.538              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.507         $6.949         $6.773         $5.125        $10.781
  Accumulation Unit Value at end of
   period                                 $6.185         $5.507         $6.949         $6.773         $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            399            381            352            228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.042        $14.081        $13.870        $10.606              -
  Accumulation Unit Value at end of
   period                                $12.273        $11.042        $14.081        $13.870              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-19

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.483        $11.663         $9.367         $6.675        $10.790
  Accumulation Unit Value at end of
   period                                $12.216        $10.483        $11.663         $9.367         $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             27             31             27             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.611        $18.676        $15.157        $10.915              -
  Accumulation Unit Value at end of
   period                                $19.155        $16.611        $18.676        $15.157              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.895         $8.342         $7.612         $6.393        $10.560
  Accumulation Unit Value at end of
   period                                 $8.973         $7.895         $8.342         $7.612         $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.463        $13.306        $12.269        $10.414              -
  Accumulation Unit Value at end of
   period                                $14.016        $12.463        $13.306        $12.269              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.635         $9.697         $8.791         $7.232        $10.072
  Accumulation Unit Value at end of
   period                                $10.975         $9.635         $9.697         $8.791         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            392            309            332            261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.270        $13.497        $12.365        $10.279              -
  Accumulation Unit Value at end of
   period                                $14.958        $13.270        $13.497        $12.365              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             34             35             22              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.941         $9.200         $8.352         $6.662        $10.221
  Accumulation Unit Value at end of
   period                                 $9.985         $8.941         $9.200         $8.352         $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            151            158            150            110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.473        $14.008        $12.852        $10.359              -
  Accumulation Unit Value at end of
   period                                $14.888        $13.473        $14.008        $12.852              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              8              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-20

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.657        $10.236         $9.804         $8.880        $10.017
  Accumulation Unit Value at end of
   period                                $11.009        $10.657        $10.236         $9.804         $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                833            882            970            891            411
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.030        $11.677        $11.302        $10.345              -
  Accumulation Unit Value at end of
   period                                $12.297        $12.030        $11.677        $11.302              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              7              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.092        $10.814        $10.486         $9.741         $9.982
  Accumulation Unit Value at end of
   period                                $11.547        $11.092        $10.814        $10.486         $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            130            138            143             92
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775        $11.601        $11.367        $10.672              -
  Accumulation Unit Value at end of
   period                                $12.130        $11.775        $11.601        $11.367              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              1              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.392         $9.000         $8.212         $5.990        $10.078
  Accumulation Unit Value at end of
   period                                 $9.683         $8.392         $9.000         $8.212         $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            370            400            442            310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.511        $14.303        $10.544              -
  Accumulation Unit Value at end of
   period                                $16.342        $14.313        $15.511        $14.303              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.647         $9.680         $8.833         $6.334        $10.057
  Accumulation Unit Value at end of
   period                                $10.393         $8.647         $9.680         $8.833         $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            133             97            105             82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.046        $15.891        $14.654        $10.618              -
  Accumulation Unit Value at end of
   period                                $16.707        $14.046        $15.891        $14.654              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-21

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.587         $9.570         $7.970         $5.040        $10.088
  Accumulation Unit Value at end of
   period                                 $8.795         $7.587         $9.570         $7.970         $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            247            277            273            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $19.693        $16.575        $10.591              -
  Accumulation Unit Value at end of
   period                                $17.721        $15.449        $19.693        $16.575              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.692         $9.260         $7.954         $5.817        $10.075
  Accumulation Unit Value at end of
   period                                $10.052         $8.692         $9.260         $7.954         $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,261          1,559          1,663          1,552            942
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.952        $16.097        $13.972        $10.325              -
  Accumulation Unit Value at end of
   period                                $17.110        $14.952        $16.097        $13.972              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             30             29             23              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.709         $9.046         $8.276         $6.430        $10.187
  Accumulation Unit Value at end of
   period                                $10.037         $8.709         $9.046         $8.276         $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            752            819            752            478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.480        $14.149        $13.082        $10.271              -
  Accumulation Unit Value at end of
   period                                $15.373        $13.480        $14.149        $13.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8             13              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.504         $8.895         $8.457         $6.023        $10.059
  Accumulation Unit Value at end of
   period                                 $8.678         $7.504         $8.895         $8.457         $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,082          1,252          1,101            983            579
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.980        $15.548        $14.939        $10.751              -
  Accumulation Unit Value at end of
   period                                $14.855        $12.980        $15.548        $14.939              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              8              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-22

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.496        $10.071         $8.710         $5.937        $10.052
  Accumulation Unit Value at end of
   period                                 $9.817         $8.496        $10.071         $8.710         $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            189            266            292            207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.536        $17.412        $15.219        $10.483              -
  Accumulation Unit Value at end of
   period                                $16.621        $14.536        $17.412        $15.219              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             15             12              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.286         $9.711         $8.443         $6.336        $10.608
  Accumulation Unit Value at end of
   period                                $10.608         $9.286         $9.711         $8.443         $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            521            530            512            384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.501        $15.325        $13.465        $10.211              -
  Accumulation Unit Value at end of
   period                                $16.393        $14.501        $15.325        $13.465              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             13              4              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.463         $9.894         $8.525         $6.383        $10.293
  Accumulation Unit Value at end of
   period                                $11.379         $9.463         $9.894         $8.525         $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              7              7              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.155        $16.014        $13.944        $10.550              -
  Accumulation Unit Value at end of
   period                                $18.034        $15.155        $16.014        $13.944              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.809         $8.959         $7.353         $5.842        $10.329
  Accumulation Unit Value at end of
   period                                 $9.913         $8.809         $8.959         $7.353         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             41             26             27              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.716        $15.124        $12.545        $10.071              -
  Accumulation Unit Value at end of
   period                                $16.388        $14.716        $15.124        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-23

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.784        $11.157         $8.822         $6.418        $10.251
  Accumulation Unit Value at end of
   period                                $11.025         $9.784        $11.157         $8.822         $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            370            412            436            302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.501        $17.865        $14.275        $10.494              -
  Accumulation Unit Value at end of
   period                                $17.286        $15.501        $17.865        $14.275              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              6              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.165        $10.243         $8.242         $5.332        $10.457
  Accumulation Unit Value at end of
   period                                $11.454         $9.165        $10.243         $8.242         $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             79             59             17             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.885        $20.200        $16.426        $10.738              -
  Accumulation Unit Value at end of
   period                                $22.120        $17.885        $20.200        $16.426              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.081        $10.778         $9.439         $7.232        $10.888
  Accumulation Unit Value at end of
   period                                $10.832        $10.081        $10.778         $9.439         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             20             20             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.555        $14.645        $12.961        $10.035              -
  Accumulation Unit Value at end of
   period                                $14.414        $13.555        $14.645        $12.961              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.735        $10.670         $9.639         $7.239        $10.503
  Accumulation Unit Value at end of
   period                                $11.886        $10.735        $10.670         $9.639         $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,276          1,402          1,481          1,520            870
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.359        $15.427        $14.082        $10.687              -
  Accumulation Unit Value at end of
   period                                $16.828        $15.359        $15.427        $14.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              6              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.572        $11.181         $8.871         $6.989        $10.774
  Accumulation Unit Value at end of
   period                                $12.299        $10.572        $11.181         $8.871         $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             71             69             61             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.566        $16.637        $13.338        $10.619              -
  Accumulation Unit Value at end of
   period                                $17.919        $15.566        $16.637        $13.338              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-24

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.646        $11.388         $9.080         $6.436        $10.703
  Accumulation Unit Value at end of
   period                                $11.601        $10.646        $11.388         $9.080         $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             45             35             42             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.106        $17.411        $14.030        $10.049              -
  Accumulation Unit Value at end of
   period                                $17.368        $16.106        $17.411        $14.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              1              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.821        $11.729        $10.755         $8.710        $10.182
  Accumulation Unit Value at end of
   period                                $13.101        $11.821        $11.729        $10.755         $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                673            719            711            719            382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.797        $13.834        $12.818        $10.491              -
  Accumulation Unit Value at end of
   period                                $15.131        $13.797        $13.834        $12.818              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10              7              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.195        $10.176         $9.225         $7.198        $10.413
  Accumulation Unit Value at end of
   period                                $11.234        $10.195        $10.176         $9.225         $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183            107            126             89             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.211        $14.334        $13.132        $10.355              -
  Accumulation Unit Value at end of
   period                                $15.495        $14.211        $14.334        $13.132              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.331         $9.561         $8.343         $5.823        $10.580
  Accumulation Unit Value at end of
   period                                 $9.698         $8.331         $9.561         $8.343         $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,010          3,744          3,856          3,572          2,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.473        $16.784        $14.800        $10.438              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.473        $16.784        $14.800              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             34             35             28              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.401         $9.448         $8.423         $6.815        $10.249
  Accumulation Unit Value at end of
   period                                $10.877         $9.401         $9.448         $8.423         $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            272            237            180             88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.931        $14.149        $12.746        $10.422              -
  Accumulation Unit Value at end of
   period                                $15.949        $13.931        $14.149        $12.746              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-25

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.712         $9.745         $8.752         $7.136        $10.483
  Accumulation Unit Value at end of
   period                                $10.852         $9.712         $9.745         $8.752         $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,874          2,363          2,498          2,174          1,168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.633        $13.824        $12.545        $10.338              -
  Accumulation Unit Value at end of
   period                                $15.073        $13.633        $13.824        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             11              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.822         $8.054         $7.167         $5.371        $10.508
  Accumulation Unit Value at end of
   period                                 $8.281         $6.822         $8.054         $7.167         $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             10             22             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.963        $15.466        $13.907        $10.534              -
  Accumulation Unit Value at end of
   period                                $15.572        $12.963        $15.466        $13.907              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.751         $9.808         $8.594         $6.148        $10.477
  Accumulation Unit Value at end of
   period                                $10.191         $8.751         $9.808         $8.594         $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.449        $16.364        $14.491        $10.475              -
  Accumulation Unit Value at end of
   period                                $16.651        $14.449        $16.364        $14.491              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.114        $10.177         $8.667         $6.564        $10.643
  Accumulation Unit Value at end of
   period                                $10.616         $9.114        $10.177         $8.667         $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             14             14              2              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.992        $15.789        $13.588        $10.399              -
  Accumulation Unit Value at end of
   period                                $16.128        $13.992        $15.789        $13.588              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-26

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.974         $8.897         $7.693         $6.034        $10.179
  Accumulation Unit Value at end of
   period                                 $9.951         $7.974         $8.897         $7.693         $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                777          1,005          1,007            883            435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.497        $15.216        $13.297        $10.540              -
  Accumulation Unit Value at end of
   period                                $16.666        $13.497        $15.216        $13.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10              3              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.280        $12.895        $11.287         $7.626        $10.352
  Accumulation Unit Value at end of
   period                                $14.932        $13.280        $12.895        $11.287         $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            148            111             52             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.519        $17.191        $15.206        $10.382              -
  Accumulation Unit Value at end of
   period                                $19.493        $17.519        $17.191        $15.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              1              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.793         $9.210         $8.178         $6.230        $10.408
  Accumulation Unit Value at end of
   period                                 $9.214         $7.793         $9.210         $8.178         $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            137            177            119             98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.962        $15.480        $13.891        $10.693              -
  Accumulation Unit Value at end of
   period                                $15.165        $12.962        $15.480        $13.891              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.535         $9.693         $9.855        $10.012        $10.013
  Accumulation Unit Value at end of
   period                                 $9.379         $9.535         $9.693         $9.855        $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                501            789            859            631            526
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.209         $9.461         $9.720         $9.979              -
  Accumulation Unit Value at end of
   period                                 $8.963         $9.209         $9.461         $9.720              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              4              4              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-27

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.803        $10.313         $8.446         $6.642        $10.461
  Accumulation Unit Value at
   end of period                  $11.151         $9.803        $10.313         $8.446         $6.642
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             24             21             24             21
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.950        $15.894        $13.154        $10.453              -
  Accumulation Unit Value at
   end of period                  $16.828        $14.950        $15.894        $13.154              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.035        $10.320         $8.337         $5.732        $10.244
  Accumulation Unit Value at
   end of period                  $11.438        $10.035        $10.320         $8.337         $5.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             57             61             62             40
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.485        $18.170        $14.835        $10.307              -
  Accumulation Unit Value at
   end of period                  $19.720        $17.485        $18.170        $14.835              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5              5              4              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.300        $12.329         $9.179         $6.892        $10.631
  Accumulation Unit Value at
   end of period                  $14.203        $12.300        $12.329         $9.179         $6.892
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             87             27             26             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.404        $18.643        $14.025        $10.642              -
  Accumulation Unit Value at
   end of period                  $21.030        $18.404        $18.643        $14.025              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.547         $9.814         $8.691         $6.242        $10.633
  Accumulation Unit Value at
   end of period                  $10.742         $9.547         $9.814         $8.691         $6.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              3              8              7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.307        $15.900        $14.229        $10.328              -
  Accumulation Unit Value at
   end of period                  $17.042        $15.307        $15.900        $14.229              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.331        $10.767        $10.181         $9.000         $9.941
  Accumulation Unit Value at
   end of period                  $11.986        $11.331        $10.767        $10.181         $9.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,683          3,028          3,167          2,750          1,387
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.510        $12.012        $11.478        $10.253              -
  Accumulation Unit Value at
   end of period                  $13.094        $12.510        $12.012        $11.478              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             28             28             17              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-28

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.273         $9.959         $9.754         $9.592         $9.798
  Accumulation Unit Value at
   end of period                  $10.479        $10.273         $9.959         $9.754         $9.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153            193            191            266            122
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.402        $10.190        $10.086        $10.024              -
  Accumulation Unit Value at
   end of period                  $10.499        $10.402        $10.190        $10.086              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -             18              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.415         $9.762         $8.655         $7.075        $10.637
  Accumulation Unit Value at
   end of period                  $10.834         $9.415         $9.762         $8.655         $7.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             29             25             25              4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.288        $13.924        $12.475        $10.305              -
  Accumulation Unit Value at
   end of period                  $15.131        $13.288        $13.924        $12.475              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              3              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.926        $10.345              -              -              -
  Accumulation Unit Value at
   end of period                  $11.891        $10.926              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     346             76              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.836        $10.331              -              -              -
  Accumulation Unit Value at
   end of period                  $11.669        $10.836              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.622         $9.811         $9.130         $7.252        $10.385
  Accumulation Unit Value at
   end of period                  $10.753         $9.622         $9.811         $9.130         $7.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             14             10             16             15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.080        $13.478        $12.674        $10.174              -
  Accumulation Unit Value at
   end of period                  $14.465        $13.080        $13.478        $12.674              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.595         $9.394         $8.481         $6.391        $10.303
  Accumulation Unit Value at
   end of period                   $9.744         $8.595         $9.394         $8.481         $6.391
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     317            362            340            311            187
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.863        $15.313        $13.971        $10.639              -
  Accumulation Unit Value at
   end of period                  $15.552        $13.863        $15.313        $13.971              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              3              1              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-29

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.991        $11.285         $8.948         $7.524        $10.730
  Accumulation Unit Value at
   end of period                  $12.287        $10.991        $11.285         $8.948         $7.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             75             58             23             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.802        $15.359        $12.307        $10.458              -
  Accumulation Unit Value at
   end of period                  $16.376        $14.802        $15.359        $12.307              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.135              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.822              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.117              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.736              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.275        $10.360         $8.620         $6.298        $10.475
  Accumulation Unit Value at
   end of period                  $11.833        $10.275        $10.360         $8.620         $6.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             23             27             23             15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.688        $17.004        $14.298        $10.555              -
  Accumulation Unit Value at
   end of period                  $19.017        $16.688        $17.004        $14.298              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.421         $9.799         $8.880         $7.274        $10.476
  Accumulation Unit Value at
   end of period                  $10.597         $9.421         $9.799         $8.880         $7.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             19             20             21             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.993        $13.657        $12.506        $10.353              -
  Accumulation Unit Value at
   end of period                  $14.461        $12.993        $13.657        $12.506              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-30

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.015              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.858              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.998              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.772              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.465        $12.141        $10.989         $8.318        $10.285
  Accumulation Unit Value at
   end of period                  $13.798        $12.465        $12.141        $10.989         $8.318
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     317            347            402            430            242
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.249        $15.009        $13.729        $10.501              -
  Accumulation Unit Value at
   end of period                  $16.703        $15.249        $15.009        $13.729              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              3              2              -
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.607        $10.763         $9.534         $7.854        $10.366
  Accumulation Unit Value at
   end of period                  $11.733        $10.607        $10.763         $9.534         $7.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     101            102             79             64             37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.624        $13.970        $12.505        $10.410              -
  Accumulation Unit Value at
   end of period                  $14.913        $13.624        $13.970        $12.505              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.602         $9.312         $8.063         $6.894        $10.527
  Accumulation Unit Value at
   end of period                   $9.484         $8.602         $9.312         $8.063         $6.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106            152            156            161            115
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.501        $13.675        $11.966        $10.339              -
  Accumulation Unit Value at
   end of period                  $13.639        $12.501        $13.675        $11.966              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-31

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.118        $10.344         $9.142         $6.768        $10.619
  Accumulation Unit Value at end of
   period                                $11.652        $10.118        $10.344         $9.142         $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             92             66              4              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.629        $15.114        $13.499        $10.099              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.629        $15.114        $13.499              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.265         $9.653         $8.850         $7.110        $10.600
  Accumulation Unit Value at end of
   period                                $10.830         $9.265         $9.653         $8.850         $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              3              4              2              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.896        $13.578        $12.581        $10.213              -
  Accumulation Unit Value at end of
   period                                $14.917        $12.896        $13.578        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.009        $11.466        $10.874         $9.537        $10.040
  Accumulation Unit Value at end of
   period                                $12.646        $12.009        $11.466        $10.874         $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            265            188             56             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.538        $12.098        $11.593        $10.276              -
  Accumulation Unit Value at end of
   period                                $13.065        $12.538        $12.098        $11.593              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.999        $10.007         $9.279         $8.013        $10.255
  Accumulation Unit Value at end of
   period                                $10.911         $9.999        $10.007         $9.279         $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            260            269            233            129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.443        $12.585        $11.793        $10.292              -
  Accumulation Unit Value at end of
   period                                $13.436        $12.443        $12.585        $11.793              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.357         $9.557         $8.736         $7.253        $10.526
  Accumulation Unit Value at end of
   period                                $10.665         $9.357         $9.557         $8.736         $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            666            641            552            308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.978        $13.396        $12.374        $10.382              -
  Accumulation Unit Value at end of
   period                                $14.639        $12.978        $13.396        $12.374              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              8              3              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-32

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.594        $10.063         $9.145         $7.547        $10.225
  Accumulation Unit Value at end of
   period                                $10.689         $9.594        $10.063         $9.145         $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            266            288            264            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.497        $13.247        $12.165        $10.145              -
  Accumulation Unit Value at end of
   period                                $13.778        $12.497        $13.247        $12.165              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              8              6              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.812         $9.060         $8.294         $6.695        $10.230
  Accumulation Unit Value at end of
   period                                 $9.899         $8.812         $9.060         $8.294         $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                876            983            968            856            430
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $13.666        $12.642        $10.313              -
  Accumulation Unit Value at end of
   period                                $14.620        $13.153        $13.666        $12.642              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             13              7              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.899         $9.173         $8.544         $6.026        $10.874
  Accumulation Unit Value at end of
   period                                 $9.962         $8.899         $9.173         $8.544         $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              8              9              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.684        $15.297        $14.399        $10.262              -
  Accumulation Unit Value at end of
   period                                $16.267        $14.684        $15.297        $14.399              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.158        $10.178         $8.943         $6.524        $10.587
  Accumulation Unit Value at end of
   period                                $10.895         $9.158        $10.178         $8.943         $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            250            283            294            203
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.479        $16.262        $14.440        $10.645              -
  Accumulation Unit Value at end of
   period                                $17.046        $14.479        $16.262        $14.440              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.470         $9.658         $8.477         $6.733        $10.551
  Accumulation Unit Value at end of
   period                                $10.862         $9.470         $9.658         $8.477         $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             27             28              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.175        $14.609        $12.958        $10.401              -
  Accumulation Unit Value at end of
   period                                $16.089        $14.175        $14.609        $12.958              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-33

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.553        $10.991         $9.080         $6.744        $10.519
  Accumulation Unit Value at end of
   period                                $12.215        $10.553        $10.991         $9.080         $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            162            171            182            105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.369        $17.227        $14.383        $10.794              -
  Accumulation Unit Value at end of
   period                                $18.748        $16.369        $17.227        $14.383              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.841         $9.410         $8.333         $6.390        $10.773
  Accumulation Unit Value at end of
   period                                 $9.834         $8.841         $9.410         $8.333         $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.653        $14.685        $13.141        $10.183              -
  Accumulation Unit Value at end of
   period                                $15.028        $13.653        $14.685        $13.141              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.441        $12.012        $10.839         $7.093        $10.239
  Accumulation Unit Value at end of
   period                                $12.551        $11.441        $12.012        $10.839         $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            471            478            484            267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.309        $17.304        $15.778        $10.433              -
  Accumulation Unit Value at end of
   period                                $17.704        $16.309        $17.304        $15.778              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              3              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.362         $9.185         $6.907        $10.295
  Accumulation Unit Value at end of
   period                                $11.401        $10.150        $10.362         $9.185         $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.872        $15.344        $13.744        $10.444              -
  Accumulation Unit Value at end of
   period                                $16.532        $14.872        $15.344        $13.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-34

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.571         $8.043         $7.431         $6.062        $10.500
  Accumulation Unit Value at end of
   period                                 $7.881         $6.571         $8.043         $7.431         $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              5              5              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $13.880        $12.960        $10.683              -
  Accumulation Unit Value at end of
   period                                $13.317        $11.222        $13.880        $12.960              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.509         $7.676         $7.284         $5.869        $10.579
  Accumulation Unit Value at end of
   period                                 $7.793         $6.509         $7.676         $7.284         $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27              4              4              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.545        $13.757        $13.193        $10.741              -
  Accumulation Unit Value at end of
   period                                $13.676        $11.545        $13.757        $13.193              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.882        $10.545         $8.509         $6.577        $10.314
  Accumulation Unit Value at end of
   period                                $11.420         $9.882        $10.545         $8.509         $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              5              5              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.581        $16.802        $13.701        $10.702              -
  Accumulation Unit Value at end of
   period                                $17.818        $15.581        $16.802        $13.701              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.207         $9.919         $8.589         $5.063         $9.905
  Accumulation Unit Value at end of
   period                                 $9.126         $8.207         $9.919         $8.589         $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            120            124            151             86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.336        $19.953        $17.459        $10.401              -
  Accumulation Unit Value at end of
   period                                $17.977        $16.336        $19.953        $17.459              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-35

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.058         $9.178         $8.609         $6.396        $10.347
  Accumulation Unit Value at end of
   period                                 $9.363         $8.058         $9.178         $8.609         $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             98             64             28             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.062        $15.035        $14.252        $10.700              -
  Accumulation Unit Value at end of
   period                                $15.020        $13.062        $15.035        $14.252              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.633        $12.967        $11.535         $9.889         $9.906
  Accumulation Unit Value at end of
   period                                $14.286        $12.633        $12.967        $11.535         $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            480            501            420            182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.181        $13.673        $12.291        $10.649              -
  Accumulation Unit Value at end of
   period                                $14.751        $13.181        $13.673        $12.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              2              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.867         $8.613         $8.159         $6.333        $10.340
  Accumulation Unit Value at end of
   period                                 $9.365         $7.867         $8.613         $8.159         $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                427            389            384            313            153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.790        $14.151        $13.547        $10.626              -
  Accumulation Unit Value at end of
   period                                $15.066        $12.790        $14.151        $13.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             44             23             21              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.719        $11.739         $9.023         $5.829        $10.714
  Accumulation Unit Value at end of
   period                                $11.438        $10.719        $11.739         $9.023         $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            127            111             98             68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.314        $20.270        $15.744        $10.278              -
  Accumulation Unit Value at end of
   period                                $19.340        $18.314        $20.270        $15.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                         APP C-1

--------------------------------------------------------------------------------

APPENDIX C - COMPARISON AND FUND DATA

Presented below are some, but certainly not all, of the differentiating features between the individual deferred variable annuities described in this prospectus. We also offer other individual deferred variable annuities that have different sales charges arrangements, charges (i.e., mortality and expense risk charges and annual fund operating expenses), commission structures and investment options. For instance, The Director and Hartford Leaders Foundation variable annuities have different charges and investment options than the comparable Core version of this variable annuity. We also offer another contract variation called "Edge" that includes a front end sales load and different charges. We have not included information regarding our Edge contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all contract variations are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.
I. COMPARISON TABLE

               MINIMUM INITIAL PREMIUM
             QUALIFIED        QUALIFIED
CONTRACT      CONTRACT         CONTRACT                                   SALES CHARGE
-----------------------------------------------------------------------------------------------------------
ACCESS       $2,000           $10,000                                                             None
CORE         $1,000           $1,000      Year            1           2             3              4
                                          CDSC           7%           7%            7%             6%
OUTLOOK      $2,000           $10,000     Year            1           2             3              4
                                          CDSC           7%           6%            5%             4%
PLUS         $2,000           $10,000     Year            1           2             3              4
                                          CDSC           8%           8%            8%             8%

                                                                   MORTALITY &     MAXIMUM
                                                                  EXPENSE RISK     UP-FRONT
CONTRACT                        SALES CHARGE                        CHARGE(1)     COMMISSION
-----------  --------------------------------------------------------------------------------
ACCESS                                                                1.50%           2%
CORE               5              6         7       8+
                   5%            4%         3%      0%                1.05%           7%
OUTLOOK            5+
                   0%                                                 1.45%         5.75%
PLUS               5              6         7       8       9+
                   7%            6%         5%      4%      0%        1.45%          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP C-2

-------------------------------------------------------------------------------

II. INVESTMENT OPTIONS (STANDARD)

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Value Fund -     Above-average total return over a market cycle  Invesco Advisers, Inc.
  Series II (1)                         of three to five years by investing in common
                                        stocks and other equity securities
 Invesco V.I. Balanced Risk Allocation  Total return with a low to moderate             Invesco Advisers, Inc.
  Fund - Series II                      correlation to traditional financial market
                                        indices
 Invesco V.I. Core Equity Fund -        Seeks long-term growth of capital               Invesco Advisers, Inc.
  Series II
 Invesco V.I. Growth and Income Fund -  Seeks to provide long-term growth of capital    Invesco Advisers, Inc.
  Series II (2)                         and income primarily through investments in
                                        common stocks
 Invesco V.I. International Growth      Seeks long-term growth of capital               Invesco Advisers, Inc.
  Fund - Series II
 Invesco V.I. Money Market Fund -       Seeks to provide current income consistent      Invesco Advisers, Inc.
  Series I*(3)                          with preservation of capital and liquidity
 Invesco V.I. Small Cap Equity Fund -   Seeks long-term growth of capital               Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth  Maximize total return consistent with           AllianceBernstein, L.P.
  Strategy Portfolio - Class B          Adviser's determination of reasonable risk
 AllianceBernstein VPS International    Seeks long-term growth of capital               AllianceBernstein, L.P.
  Growth Portfolio - Class B
 AllianceBernstein VPS International    Seeks long-term growth of capital               AllianceBernstein, L.P.
  Value Portfolio - Class B
 AllianceBernstein VPS Small/Mid Cap    Seeks long-term growth of capital               AllianceBernstein, L.P.
  Value Portfolio - Class B
 AllianceBernstein VPS Value Portfolio  Seeks long-term growth of capital               AllianceBernstein, L.P.
  - Class B
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)          Seeks long-term capital appreciation            Fidelity Management & Research Company
  Portfolio - Service Class 2                                                           Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates
 Fidelity(R) VIP Dynamic Capital        Seeks capital appreciation                      Fidelity Management & Research Company
  Appreciation Portfolio - Service                                                      Sub-advised by FMR Co., Inc. and other
  Class 2                                                                               Fidelity affiliates
 Fidelity(R) VIP Growth Portfolio -     Seeks to achieve capital appreciation           Fidelity Management & Research Company
  Service Class 2                                                                       Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -    Seeks long-term growth of capital               Fidelity Management & Research Company
  Service Class 2                                                                       Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates

                                                                     APP C-3

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Value Strategies       Seeks capital appreciation                      Fidelity Management & Research Company
  Portfolio - Service Class 2                                                           Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities    Seeks capital appreciation                      Franklin Advisers, Inc.
  Fund - Class 4
 Franklin Income Securities Fund -      Seeks to maximize income while maintaining      Franklin Advisers, Inc.
  Class 4                               prospects for capital appreciation              Sub-advised by Templeton Investment
                                                                                        Counsel, LLC
 Franklin Small Cap Value Securities    Seeks long-term total return                    Franklin Advisory Services, LLC
  Fund - Class 4
 Franklin Small-Mid Cap Growth          Seeks long-term capital growth                  Franklin Advisers, Inc.
  Securities Fund - Class 4
 Franklin Strategic Income Securities   Seeks a high level of current income, with      Franklin Advisers, Inc.
  Fund - Class 4                        capital appreciation over the long term as a
                                        secondary goal
 Mutual Global Discovery Securities     Seeks capital appreciation                      Franklin Mutual Advisers, LLC
  Fund - Class 4                                                                        Sub-advised by Franklin Templeton
                                                                                        Investment Management Limited
 Mutual Shares Securities Fund - Class  Capital appreciation, with income as a          Franklin Mutual Advisers, LLC
  4                                     secondary goal
 Templeton Developing Markets           Seeks long-term capital appreciation            Templeton Asset Management Ltd.
  Securities Fund - Class 4
 Templeton Foreign Securities Fund -    Seeks long-term capital growth                  Templeton Investment Counsel, LLC
  Class 4
 Templeton Global Bond Securities Fund  Seeks high current income, consistent with      Franklin Advisers, Inc.
  - Class 4                             preservation of capital, with capital
                                        appreciation as a secondary consideration
 Templeton Growth Securities Fund -     Seeks long-term capital growth                  Templeton Global Advisors Limited
  Class 4
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS      Seeks capital appreciation                      Hartford Funds Management Company, LLC
  Fund - Class IA                                                                       Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Small/Mid Cap Equity HLS      Seeks long-term growth of capital               Hartford Funds Management Company, LLC
  Fund - Class IA                                                                       Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford SmallCap Growth HLS Fund -    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford U.S. Government Securities    Seeks to maximize total return while providing  Hartford Funds Management Company, LLC
  HLS Fund - Class IA                   shareholders with a high level of current       Sub-advised by Wellington Management
                                        income consistent with prudent investment risk  Company, LLP

APP C-4

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation HLS    Seeks high total return (including income and   Hartford Funds Management Company, LLC
  Fund - Class IB                       capital gains) consistent with preservation of
                                        capital over the long term.
 American Funds Blue Chip Income and    Seeks to produce income exceeding the average   Hartford Funds Management Company, LLC
  Growth HLS Fund - Class IB            yield on U.S. stocks generally (as represented
                                        by the average yield on the S&P 500 Index) and
                                        to provide an opportunity for growth of
                                        principal consistent with sound common stock
                                        investing.
 American Funds Bond HLS Fund - Class   Seeks to maximize current income and            Hartford Funds Management Company, LLC
  IB                                    preservation of capital.
 American Funds Global Bond HLS Fund -  Seeks a high level of total return over the     Hartford Funds Management Company, LLC
  Class IB                              long term
 American Funds Global Growth and       Seeks growth of capital over time and current   Hartford Funds Management Company, LLC
  Income HLS Fund - Class IB            income
 American Funds Global Growth HLS Fund  Seeks long-term growth of capital               Hartford Funds Management Company, LLC
  - Class IB
 American Funds Global Small            Seeks growth of capital over time               Hartford Funds Management Company, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund -       Seeks growth of capital                         Hartford Funds Management Company, LLC
  Class IB
 American Funds Growth-Income HLS Fund  Seeks long-term growth of capital and income    Hartford Funds Management Company, LLC
  - Class IB                            over time
 American Funds International HLS Fund  Seeks long-term growth of capital over time     Hartford Funds Management Company, LLC
  - Class IB
 American Funds New World HLS Fund -    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
  Class IB
 Hartford Balanced HLS Fund - Class IA  Seeks long-term total return                    Hartford Funds Management Company, LLC
  (4)                                                                                   Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Capital Appreciation HLS      Seeks growth of capital                         Hartford Funds Management Company, LLC
  Fund - Class IA                                                                       Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Disciplined Equity HLS Fund   Seeks growth of capital                         Hartford Funds Management Company, LLC
  - Class IA                                                                            Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Dividend and Growth HLS Fund  Seeks a high level of current income            Hartford Funds Management Company, LLC
  - Class IA                            consistent with growth of capital               Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Global Growth HLS Fund -      Seeks growth of capital                         Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP

                                                                     APP C-5

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
 Hartford Global Research HLS Fund -    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Growth HLS Fund - Class IA    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford High Yield HLS Fund - Class   Seeks to provide high current income, and       Hartford Funds Management Company, LLC
  IA                                    long-term total return                          Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford International Opportunities   Seeks long-term growth of capital               Hartford Funds Management Company, LLC
  HLS Fund - Class IA                                                                   Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Money Market HLS Fund -       Seeks maximum current income consistent with    Hartford Funds Management Company, LLC
  Class IA*                             liquidity and preservation of capital           Sub-advised by Hartford Investment
                                                                                        Management Company
 Hartford Small Company HLS Fund -      Seeks growth of capital                         Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Stock HLS Fund - Class IA     Seeks long-term growth of capital               Hartford Funds Management Company, LLC
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Total Return Bond HLS Fund -  Seeks a competitive total return, with income   Hartford Funds Management Company, LLC
  Class IA                              as a secondary objective                        Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Value HLS Fund - Class IA     Seeks long-term total return                    Hartford Funds Management Company, LLC
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio   Seeks high current income and the opportunity   Lord, Abbett & Co. LLC
  - Class VC                            for capital appreciation to produce a high
                                        total return
 Lord Abbett Calibrated Dividend        Seeks current income and capital appreciation   Lord, Abbett & Co. LLC
  Growth Portfolio - Class VC (5)
 Lord Abbett Growth and Income          Seeks long-term growth of capital and income    Lord, Abbett & Co. LLC
  Portfolio - Class VC                  without excessive fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class   Seeks capital appreciation                      MFS
 MFS(R) Investors Trust Series -        Seeks capital appreciation                      MFS
  Service Class
 MFS(R) Research Bond Series - Service  Seeks total return with an emphasis on current  MFS
  Class                                 income, but also considering capital
                                        appreciation

APP C-6

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series - Service   Seeks total return                              MFS
  Class
 MFS(R) Value Series - Service Class    Seeks capital appreciation                      MFS
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation       Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Fund/VA - Service Shares                                                              Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Equity Income Fund/VA (6)  Seeks total return                              OFI Global Asset Management, Inc.
                                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA - Service   Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Shares (7)                                                                            Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Fund(R)/VA -   Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Service Shares                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap      Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Fund/VA (8)                                                                           Sub-advised by OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -    As high a level of current income as Putnam     Putnam Investment Management, LLC
  Class IB                              Management believes is consistent with
                                        preservation of capital
 Putnam VT Global Asset Allocation      Long-term return consistent with preservation   Putnam Investment Management, LLC
  Fund - Class IB                       of capital                                      Sub-advised by Putnam Advisory Company,
                                                                                        LLC
 Putnam VT International Equity Fund -  Capital appreciation                            Putnam Investment Management, LLC
  Class IB                                                                              Sub-advised by Putnam Advisory Company,
                                                                                        LLC
 Putnam VT International Value Fund -   Capital growth. Current income is a secondary   Putnam Investment Management, LLC
  Class IB                              objective                                       Sub-advised by Putnam Advisory Company,
                                                                                        LLC
 Putnam VT Small Cap Value Fund -       Capital appreciation                            Putnam Investment Management, LLC
  Class IB
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio - Class   Seeks long-term capital growth by investing     Morgan Stanley Investment Management
  II                                    primarily in common stocks and other equity     Inc.
                                        securities
 Fixed Accumulation Feature**           Preservation of capital                         General Account

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.

NOTES

(1)  Formerly Invesco Van Kampen V.I. American Value Fund - Series II

(2)  Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II

(3) The Fund will be available as an investment option on or about July 15, 2013.

(4)  Formerly Hartford Advisers HLS Fund - Class IA

(5)  Formerly Lord Abbett Capital Structure Portfolio - Class VC

                                                                     APP C-7

-------------------------------------------------------------------------------

(6)  Formerly Oppenheimer Value Fund/VA - Service Shares

(7)  Formerly Oppenheimer Global Securities Fund/VA - Service Shares

(8)  Formerly Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA - Service
     Shares

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

       - LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on whether either the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

       - A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

       - For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/ Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse as the joint Owner or Beneficiary.

       - The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base is equal to your initial Premium Payment (including any Payment Enhancements, if applicable). It will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                                         THE HARTFORD'S                                           THE HARTFORD'S
                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 90; or

    -   You waive your right to receive automatic Payment Base increases.

                                                                     APP D-3

-------------------------------------------------------------------------------

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

       - Covered Life Changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                 WITHDRAWAL PERCENT
                                    SINGLE LIFE                    JOINT/SPOUSAL
RELEVANT COVEREDLIFE ATTAINED AGE      OPTION                          OPTION
---------------------------------------------------------------------------------
     [LESS THAN]59 1/2 - 64             5.0%                            4.5%
            65 - 69                     5.5%                            5.0%
            70 - 74                     6.0%                            5.5%
            75 - 79                     6.5%                            6.0%
            80 - 84                     7.0%                            6.5%
            85 - 90                     7.5%                            7.0%
              90+                       8.0%                            7.5%

APP D-4

-------------------------------------------------------------------------------

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit differs from the standard Death Benefit in terms of how it is reduced by excess withdrawals. The standard Death Benefit is depleted proportionately for partial Surrenders in excess of the Annual Withdrawal Amount whereas the Guaranteed Minimum Death Benefit is depleted proportionately for partial Surrenders in excess of Lifetime Benefit Payments or the Threshold.

The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the Spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE EITHER RIDER?

No. However, a Company-sponsored exchange of either rider will not be considered to be a revocation by you of either rider.

                                                                     APP D-5

-------------------------------------------------------------------------------

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER EITHER RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sum to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferred provision; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under this rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as either rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then either rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

APP D-6

-------------------------------------------------------------------------------

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for either rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP D-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue either rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP D-8

-------------------------------------------------------------------------------

Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                     APP D-9

-------------------------------------------------------------------------------

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to prohibit investment in certain Funds or require you to allocate your Contract
Selects                    Value only to certain Funds or in accordance with one of a number of model portfolios or Programs. We also reserve the right to limit the Funds into which you may allocate your Contract Value.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, You will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date Your Lifetime Withdrawal Feature is revoked. During the reinstatement period if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, Your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period You reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. The restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

APP D-10

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OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under either rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment

                                                                    APP D-11

-------------------------------------------------------------------------------

  increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Principal First rider is closed to new investors and Post issue election.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner

APP E-2

-------------------------------------------------------------------------------

upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. (Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments.) Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

See Example 1 under The Hartford's Principal First in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Examples 2 and 3 under The Hartford's Principal First in Appendix A.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

See Examples 2 and 6 under The Hartford's Principal First in Appendix A.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

                                                                     APP E-3

-------------------------------------------------------------------------------

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

APP E-4

-------------------------------------------------------------------------------

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

-   Withdrawals can deplete and even eliminate death benefits.

- We do not automatically increase payments under the Automatic Income Program If your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP F-1

-------------------------------------------------------------------------------

APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

APP F-2

-------------------------------------------------------------------------------

otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

                                                                     APP F-3

-------------------------------------------------------------------------------

       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

APP F-4

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP F-5

-------------------------------------------------------------------------------

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

APP F-6

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

                                                                     APP F-7

-------------------------------------------------------------------------------

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we are exercising this contractual right for the products described in Appendix D to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D. Your selected allocations will be automatically re-balanced quarterly. If your allocations do not currently comply with the investment restrictions described in Appendix D, we must receive allocation instructions from you prior to October 4, 2013 that comply with the investment restrictions described in Appendix D. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program

APP F-8

-------------------------------------------------------------------------------

considerations" under the section entitled "What other ways can you invest?" in
Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. The Return of Premium II rider is closed to new investors. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

                                                                     APP F-9

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-   The amount of the Withdrawal Percent used to compute your Lifetime Benefit
    Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP G-1

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APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-16 under The Hartford's Lifetime Income Builder II in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will

APP G-2

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not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

See Examples 15 and 16 under The Hartford's Lifetime Income Builder II in Appendix A.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10% provided; however, there is no cap on Automatic Payment Base increases if you allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts designated by us. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

                                                                     APP G-3

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    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Builder II in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years. See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

APP G-4

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Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL
BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse. See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 7, 8 and 10 - 14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed

                                                                     APP G-5

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       Minimum Death Benefit will be recalculated to be the lesser of the
       Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

APP G-6

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

                                                                     APP G-7

-------------------------------------------------------------------------------

time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

APP G-8

-------------------------------------------------------------------------------

offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we are exercising this contractual right for the products described in Appendix D to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D. Your selected allocations will be automatically re-balanced quarterly. If your allocations do not currently comply with the investment restrictions described in Appendix D, we must receive allocation instructions from you prior to October 4, 2013 that comply with the investment restrictions described in Appendix D. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial

Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford Lifetime Income Builder II in Appendix
A.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

                                                                     APP G-9

-------------------------------------------------------------------------------

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the Standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP H-1

-------------------------------------------------------------------------------

APPENDIX H - OPTIONAL RIDER INVESTMENT RESTRICTIONS

                     (Applicable to the following products:
   Hartford Leaders IV, Hartford Leaders Plus IV, Hartford Leaders Access IV,
                                    Hartford
               Leaders Edge IV, and Hartford Leaders Outlook IV)

You must allocate your Account Value in accordance with the following investment restrictions prior to October 4, 2013:

            (1) SELF SELECT (SELECTED LIB RIDERS EFFECTIVE 5/01/13)

CATEGORY 1:      FIXED INCOME     RULE: MINIMUM 40% OF ALLOCATION
CATEGORY 2:      ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE: MAXIMUM 60% OF
                 ALLOCATION, MAXIMUM 20% IN ANY ONE FUND
CATEGORY 3:      LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE: MAXIMUM 20%
                 OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND

CATEGORY 1: FIXED INCOME    RULE: MINIMUM 40% OF ALLOCATION

American Funds Bond HLS Fund
Hartford Money Market HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Invesco V.I. Money Market Fund* (available on or about July 15, 2013) MFS Research Bond Series

CATEGORY 2: ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE:
MAXIMUM 60% OF ALLOCATION, MAXIMUM 20% IN ANY ONE FUND

AllianceBernstein VPS Balanced Wealth Strategy Portfolio
AllianceBernstein VPS International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
AllianceBernstein VPS Value Portfolio
American Funds Asset Allocation HLS Fund
American Funds Blue Chip Income and Growth HLS Fund
American Funds Global Growth and Income HLS Fund
American Funds Global Growth HLS Fund
American Funds Growth HLS Funds
American Funds Growth-Income HLS Funds
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Growth Portfolio
Franklin Flex Cap Growth Securities Fund
Franklin Income Securities Fund
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Growth HLS Fund
Hartford Global Research HLS Fund
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Stock HLS Fund
Hartford Value HLS Fund
Invesco V.I. Balanced Risk Allocation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco Van Kampen V.I. Growth and Income Fund
Lord Abbett Calibrated Dividend Growth Portfolio
Lord Abbett Growth and Income Portfolio
MFS Growth Series
MFS Investors Trust Series

APP H-2

-------------------------------------------------------------------------------

MFS Total Return Series
MFS Value Series
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Value Fund/VA
Putnam VT Global Asset Allocation Fund
Putnam VT International Equity Fund
Putnam VT International Value Fund
Templeton Foreign Securities Fund

CATEGORY 3: LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE:
MAXIMUM 20% OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND

AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Funds Global Bond HLS Fund
American Funds Global Small Capitalization HLS Fund
American Funds International HLS Fund
American Funds New World HLS Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford Small Company HLS Fund
Hartford Small/Mid Cap Equity HLS Fund
Hartford SmallCap Growth HLS Fund
Invesco V.I. Small Cap Equity Fund
Invesco Van Kampen V.I. American Value Fund
Lord Abbett Bond-Debenture Portfolio
Oppenheimer Main Street Small- & Mid- Cap Fund/VA
Putnam VT Diversified Income Fund
Putnam VT Small Cap Value Fund
Templeton Developing Markets Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
UIF Mid Cap Growth Portfolio

                                                                     APP H-3

-------------------------------------------------------------------------------

                (2) ASSET ALLOCATIONS MODELS (EFFECTIVE 5/1/13)

                                                                       HARTFORD LIB & LIF RIDERS
FUND                                              CONSERVATIVE 2            BALANCED 2            MODERATE GROWTH 2
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund                      2%                     0%                       0%
Invesco V.I. Small Cap Equity Fund                          2%                     3%                       2%
American Funds Growth HLS Fund                              4%                     6%                       7%
American Funds International HLS Fund                       3%                     4%                       5%
Fidelity VIP Mid Cap Portfolio                              2%                     3%                       3%
Franklin Small Cap Value Securities Fund                    0%                     0%                       2%
Franklin Strategic Income Securities Fund                   3%                     2%                       0%
Hartford Capital Appreciation HLS Fund                      4%                     5%                       6%
Hartford Disciplined Equity HLS Fund                        6%                     7%                       8%
Hartford Growth Opportunities HLS Fund                      4%                     5%                       6%
Hartford High Yield HLS Fund                                4%                     2%                       0%
Hartford International Opportunities HLS Fund               2%                     3%                       4%
Hartford Total Return Bond HLS Fund                        25%                    22%                      20%
MFS Research Bond Series                                   24%                    22%                      20%
MFS Value Series                                            5%                     6%                       7%
Mutual Shares Securities Fund                               4%                     5%                       6%
Templeton Foreign Securities Fund                           2%                     3%                       4%
Templeton Global Bond Securities Fund                       4%                     2%                       0%
TOTAL                                                     100%                   100%                     100%

APP H-4

-------------------------------------------------------------------------------

              (3) INVESTMENT MODELS (LIB RIDERS EFFECTIVE 5/1/13)

INVESTMENT MODEL OPTION A: HARTFORD

Hartford Total Return Bond HLS Fund                           40%
Hartford Capital Appreciation HLs Fund                        20%
Hartford Dividend and Growth HLS Fund                         20%
Hartford Small Company HLS Fund                               10%
Hartford International Opportunities HLS Fund                 10%
TOTAL                                                        100%

INVESTMENT MODEL OPTION B: FRANKLIN

MFS Research Bond Series                                      40%
Franklin Small-Mid Cap Growth Securities Fund                 10%
Templeton Growth Securities Fund                              10%
Mutual Shares Securities Fund                                 20%
Mutual Global Discovery Securities Fund                       20%
TOTAL                                                        100%

INVESTMENT MODEL OPTION C: AMERICAN

American Funds Bond HLS Fund                                  40%
American Funds Global Small Capitalization HLS Fund           10%
American Funds Growth HLS Fund                                20%
American Funds Growth-Income HLSFund                          20%
American Funds International HLS Fund                         10%
TOTAL                                                        100%

INVESTMENT MODEL OPTION D: DIVERSIFIVE

MFS Research Bond Series                                     40%
Hartford Dividend & Growth HLS Fund                          20%
MFS Growth Series                                            20%
Templeton Foreign Securities Fund                            10%
Invesco V.I. International Growth Fund                       10%
TOTAL                                                       100%

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                           HARTFORD LEADERS PLATINUM

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293

Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $11,308,260; 2011: $12,620,888; and 2010: $16,548,405.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities,

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Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U.,
Coordinated Capital Securities, Inc., CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren - Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not

4

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been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

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ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

HARTFORD LIFE INSURANCE COMPANY

CORE

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.435         $9.855         $9.048         $7.361        $10.403
  Accumulation Unit Value at end of
   period                                $10.565         $9.435         $9.855         $9.048         $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            132            145             80             28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.328         $9.772         $8.998         $7.343        $10.398
  Accumulation Unit Value at end of
   period                                $10.413         $9.328         $9.772         $8.998         $7.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             85             68             43             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.256         $9.717         $8.965         $7.331        $10.395
  Accumulation Unit Value at end of
   period                                $10.313         $9.256         $9.717         $8.965         $7.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9             10             10              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.168         $9.648         $8.924         $7.316              -
  Accumulation Unit Value at end of
   period                                $10.189         $9.168         $9.648         $8.924              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.151         $9.635         $8.916         $7.313        $10.390
  Accumulation Unit Value at end of
   period                                $10.164         $9.151         $9.635         $8.916         $7.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              7              3              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.047        $13.772        $12.777        $10.505              -
  Accumulation Unit Value at end of
   period                                $14.456        $13.047        $13.772        $12.777              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.916         $8.341         $7.500         $5.454        $10.464
  Accumulation Unit Value at end of
   period                                 $7.870         $6.916         $8.341         $7.500         $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             50             52             50             41
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.837         $8.270         $7.459         $5.441        $10.459
  Accumulation Unit Value at end of
   period                                 $7.757         $6.837         $8.270         $7.459         $5.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             11             11              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

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
                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.784         $8.224         $7.432         $5.432        $10.455
  Accumulation Unit Value at end of
   period                                 $7.682         $6.784         $8.224         $7.432         $5.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             15             10             11             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.720         $8.166         $7.398         $5.420              -
  Accumulation Unit Value at end of
   period                                 $7.590         $6.720         $8.166         $7.398              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             14             14              9              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.707         $8.154         $7.391         $5.418        $10.450
  Accumulation Unit Value at end of
   period                                 $7.572         $6.707         $8.154         $7.391         $5.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.184        $16.069        $14.602        $10.731              -
  Accumulation Unit Value at end of
   period                                $14.848        $13.184        $16.069        $14.602              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.592         $7.028         $6.823         $5.142        $10.788
  Accumulation Unit Value at end of
   period                                 $6.306         $5.592         $7.028         $6.823         $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                492            483            447            423            245
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.528         $6.969         $6.786         $5.129        $10.783
  Accumulation Unit Value at end of
   period                                 $6.215         $5.528         $6.969         $6.786         $5.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             99             92             84             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.486         $6.929         $6.761         $5.121        $10.779
  Accumulation Unit Value at end of
   period                                 $6.156         $5.486         $6.929         $6.761         $5.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             68             69             68             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.433         $6.880         $6.730         $5.110              -
  Accumulation Unit Value at end of
   period                                 $6.082         $5.433         $6.880         $6.730              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             26             27             26              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.423         $6.871         $6.724         $5.108        $10.774
  Accumulation Unit Value at end of
   period                                 $6.067         $5.423         $6.871         $6.724         $5.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10              9              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.179        $14.199        $13.931        $10.610              -
  Accumulation Unit Value at end of
   period                                $12.476        $11.179        $14.199        $13.931              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

8

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.645        $11.796         $9.436         $6.697        $10.797
  Accumulation Unit Value at end of
   period                                $12.455        $10.645        $11.796         $9.436         $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             47             41             33             22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.523        $11.696         $9.384         $6.680        $10.792
  Accumulation Unit Value at end of
   period                                $12.275        $10.523        $11.696         $9.384         $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             13              5              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.443        $11.630         $9.350         $6.669        $10.788
  Accumulation Unit Value at end of
   period                                $12.157        $10.443        $11.630         $9.350         $6.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             25             31             23             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.344        $11.548         $9.307         $6.656              -
  Accumulation Unit Value at end of
   period                                $12.011        $10.344        $11.548         $9.307              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              8              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.324        $11.532         $9.298         $6.653        $10.783
  Accumulation Unit Value at end of
   period                                $11.983        $10.324        $11.532         $9.298         $6.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.818        $18.833        $15.223        $10.919              -
  Accumulation Unit Value at end of
   period                                $19.471        $16.818        $18.833        $15.223              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.017         $8.437         $7.667         $6.414        $10.567
  Accumulation Unit Value at end of
   period                                 $9.148         $8.017         $8.437         $7.667         $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              7              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.926         $8.366         $7.625         $6.398        $10.562
  Accumulation Unit Value at end of
   period                                 $9.017         $7.926         $8.366         $7.625         $6.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              8              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.865         $8.318         $7.598         $6.388        $10.559
  Accumulation Unit Value at end of
   period                                 $8.930         $7.865         $8.318         $7.598         $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              1              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.790         $8.260         $7.563         $6.375              -
  Accumulation Unit Value at end of
   period                                 $8.823         $7.790         $8.260         $7.563              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.775         $8.248         $7.556         $6.372        $10.553
  Accumulation Unit Value at end of
   period                                 $8.802         $7.775         $8.248         $7.556         $6.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.618        $13.418        $12.323        $10.418              -
  Accumulation Unit Value at end of
   period                                $14.247        $12.618        $13.418        $12.323              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.777         $9.801         $8.850         $7.251        $10.073
  Accumulation Unit Value at end of
   period                                $11.182         $9.777         $9.801         $8.850         $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                362            404            397            374            210
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.670         $9.723         $8.806         $7.236        $10.072
  Accumulation Unit Value at end of
   period                                $11.027         $9.670         $9.723         $8.806         $7.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            109            114             36             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.600         $9.671         $8.777         $7.227        $10.072
  Accumulation Unit Value at end of
   period                                $10.924         $9.600         $9.671         $8.777         $7.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             49             33             36             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.512         $9.607         $8.740         $7.215              -
  Accumulation Unit Value at end of
   period                                $10.797         $9.512         $9.607         $8.740              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             78             73             40              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.495         $9.594         $8.733         $7.212        $10.072
  Accumulation Unit Value at end of
   period                                $10.772         $9.495         $9.594         $8.733         $7.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              9             11              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.436        $13.610        $12.420        $10.283              -
  Accumulation Unit Value at end of
   period                                $15.205        $13.436        $13.610        $12.420              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110             66             50             42              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.074         $9.298         $8.408         $6.680        $10.221
  Accumulation Unit Value at end of
   period                                $10.174         $9.074         $9.298         $8.408         $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            151            154            148             55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.974         $9.224         $8.366         $6.666        $10.221
  Accumulation Unit Value at end of
   period                                $10.032         $8.974         $9.224         $8.366         $6.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             56             59             51             21

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

10

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.909         $9.175         $8.338         $6.657        $10.220
  Accumulation Unit Value at end of
   period                                 $9.939         $8.909         $9.175         $8.338         $6.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             47             46             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.827         $9.114         $8.303         $6.646              -
  Accumulation Unit Value at end of
   period                                 $9.824         $8.827         $9.114         $8.303              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             29             28             22              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.811         $9.102         $8.296         $6.644        $10.220
  Accumulation Unit Value at end of
   period                                 $9.801         $8.811         $9.102         $8.296         $6.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.640        $14.126        $12.908        $10.363              -
  Accumulation Unit Value at end of
   period                                $15.134        $13.640        $14.126        $12.908              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.815        $10.346         $9.869         $8.904        $10.017
  Accumulation Unit Value at end of
   period                                $11.216        $10.815        $10.346         $9.869         $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,212          1,179          1,261          1,154            616
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.696        $10.264         $9.820         $8.886        $10.017
  Accumulation Unit Value at end of
   period                                $11.060        $10.696        $10.264         $9.820         $8.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            307            314            216            101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.618        $10.209         $9.787         $8.874        $10.017
  Accumulation Unit Value at end of
   period                                $10.957        $10.618        $10.209         $9.787         $8.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            146            167            178            101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.521        $10.141         $9.747         $8.860              -
  Accumulation Unit Value at end of
   period                                $10.830        $10.521        $10.141         $9.747              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             70             82             62              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.502        $10.128         $9.738         $8.857        $10.017
  Accumulation Unit Value at end of
   period                                $10.805        $10.502        $10.128         $9.738         $8.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             27             29             30             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.180        $11.775        $11.351        $10.349              -
  Accumulation Unit Value at end of
   period                                $12.500        $12.180        $11.775        $11.351              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11              8              7              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.256        $10.930        $10.556         $9.767         $9.982
  Accumulation Unit Value at end of
   period                                $11.765        $11.256        $10.930        $10.556         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            120            130            119             87
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.133        $10.843        $10.503         $9.748         $9.982
  Accumulation Unit Value at end of
   period                                $11.601        $11.133        $10.843        $10.503         $9.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             22             23             26             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.051        $10.785        $10.468         $9.735         $9.982
  Accumulation Unit Value at end of
   period                                $11.493        $11.051        $10.785        $10.468         $9.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             31             29             36             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.950        $10.713        $10.424         $9.718              -
  Accumulation Unit Value at end of
   period                                $11.360        $10.950        $10.713        $10.424              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              9              8              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.930        $10.699        $10.416         $9.715         $9.982
  Accumulation Unit Value at end of
   period                                $11.333        $10.930        $10.699        $10.416         $9.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.921        $11.698        $11.417        $10.676              -
  Accumulation Unit Value at end of
   period                                $12.330        $11.921        $11.698        $11.417              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.517         $9.096         $8.268         $6.007        $10.078
  Accumulation Unit Value at end of
   period                                 $9.866         $8.517         $9.096         $8.268         $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                371            407            460            454            313
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.423         $9.024         $8.226         $5.994        $10.078
  Accumulation Unit Value at end of
   period                                 $9.728         $8.423         $9.024         $8.226         $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            186            190            195            143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.362         $8.976         $8.199         $5.986        $10.078
  Accumulation Unit Value at end of
   period                                 $9.638         $8.362         $8.976         $8.199         $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             87            125            125             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.285         $8.916         $8.165         $5.976              -
  Accumulation Unit Value at end of
   period                                 $9.526         $8.285         $8.916         $8.165              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             51             40             29              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

12

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.270         $8.904         $8.158         $5.974        $10.078
  Accumulation Unit Value at end of
   period                                 $9.504         $8.270         $8.904         $8.158         $5.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              6             10              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.492        $15.641        $14.366        $10.548              -
  Accumulation Unit Value at end of
   period                                $16.612        $14.492        $15.641        $14.366              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.775         $9.784         $8.893         $6.351        $10.058
  Accumulation Unit Value at end of
   period                                $10.589         $8.775         $9.784         $8.893         $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            106            113            100             58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.679         $9.706         $8.848         $6.338        $10.058
  Accumulation Unit Value at end of
   period                                $10.442         $8.679         $9.706         $8.848         $6.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             35             37             38             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.615         $9.654         $8.819         $6.330        $10.057
  Accumulation Unit Value at end of
   period                                $10.345         $8.615         $9.654         $8.819         $6.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             54             28             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.537         $9.590         $8.782         $6.319              -
  Accumulation Unit Value at end of
   period                                $10.225         $8.537         $9.590         $8.782              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             24             23             22              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.521         $9.577         $8.774         $6.317        $10.057
  Accumulation Unit Value at end of
   period                                $10.201         $8.521         $9.577         $8.774         $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.221        $16.024        $14.718        $10.622              -
  Accumulation Unit Value at end of
   period                                $16.983        $14.221        $16.024        $14.718              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.699         $9.673         $8.024         $5.054        $10.088
  Accumulation Unit Value at end of
   period                                 $8.960         $7.699         $9.673         $8.024         $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            318            293            252            127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.615         $9.596         $7.984         $5.043        $10.088
  Accumulation Unit Value at end of
   period                                 $8.836         $7.615         $9.596         $7.984         $5.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            183            136             66             37

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.559         $9.544         $7.957         $5.037        $10.088
  Accumulation Unit Value at end of
   period                                 $8.754         $7.559         $9.544         $7.957         $5.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             27             77             34             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.490         $9.481         $7.924         $5.028              -
  Accumulation Unit Value at end of
   period                                 $8.652         $7.490         $9.481         $7.924              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             69             75             23              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.476         $9.468         $7.917         $5.027        $10.088
  Accumulation Unit Value at end of
   period                                 $8.632         $7.476         $9.468         $7.917         $5.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             16             17             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.641        $19.859        $16.647        $10.596              -
  Accumulation Unit Value at end of
   period                                $18.014        $15.641        $19.859        $16.647              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              1              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.821         $9.360         $8.007         $5.832        $10.075
  Accumulation Unit Value at end of
   period                                $10.241         $8.821         $9.360         $8.007         $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,824          1,953          1,984          1,818          1,172
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.724         $9.285         $7.967         $5.821        $10.075
  Accumulation Unit Value at end of
   period                                $10.099         $8.724         $9.285         $7.967         $5.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                654            705            660            453            250
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.661         $9.236         $7.941         $5.813        $10.075
  Accumulation Unit Value at end of
   period                                $10.005         $8.661         $9.236         $7.941         $5.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                279            316            353            409            282
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.581         $9.174         $7.907         $5.803              -
  Accumulation Unit Value at end of
   period                                 $9.889         $8.581         $9.174         $7.907              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            236            243            213              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.566         $9.162         $7.901         $5.801        $10.074
  Accumulation Unit Value at end of
   period                                 $9.866         $8.566         $9.162         $7.901         $5.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             48             48             52             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.138        $16.233        $14.033        $10.329              -
  Accumulation Unit Value at end of
   period                                $17.392        $15.138        $16.233        $14.033              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11              8              7              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

14

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.838         $9.143         $8.332         $6.447        $10.187
  Accumulation Unit Value at end of
   period                                $10.226         $8.838         $9.143         $8.332         $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                956          1,023          1,064            995            594
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.741         $9.070         $8.290         $6.434        $10.187
  Accumulation Unit Value at end of
   period                                $10.084         $8.741         $9.070         $8.290         $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            319            314            225            160
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.677         $9.021         $8.263         $6.426        $10.187
  Accumulation Unit Value at end of
   period                                 $9.990         $8.677         $9.021         $8.263         $6.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            367            397            435            365
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.598         $8.961         $8.228         $6.415              -
  Accumulation Unit Value at end of
   period                                 $9.874         $8.598         $8.961         $8.228              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            221            226            193              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.582         $8.949         $8.221         $6.413        $10.187
  Accumulation Unit Value at end of
   period                                 $9.851         $8.582         $8.949         $8.221         $6.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             25             26             24             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.648        $14.268        $13.140        $10.275              -
  Accumulation Unit Value at end of
   period                                $15.627        $13.648        $14.268        $13.140              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              6              5              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.615         $8.990         $8.514         $6.039        $10.059
  Accumulation Unit Value at end of
   period                                 $8.842         $7.615         $8.990         $8.514         $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,795          1,832          1,560          1,301            765
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.531         $8.918         $8.471         $6.027        $10.059
  Accumulation Unit Value at end of
   period                                 $8.719         $7.531         $8.918         $8.471         $6.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                419            441            390            266            149
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.476         $8.871         $8.443         $6.019        $10.059
  Accumulation Unit Value at end of
   period                                 $8.638         $7.476         $8.871         $8.443         $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            219            224            248            155
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.408         $8.812         $8.408         $6.009              -
  Accumulation Unit Value at end of
   period                                 $8.538         $7.408         $8.812         $8.408              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            130            123             86              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.394         $8.800         $8.401         $6.007        $10.059
  Accumulation Unit Value at end of
   period                                 $8.518         $7.394         $8.800         $8.401         $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             28             25             26             22

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.142        $15.679        $15.005        $10.756              -
  Accumulation Unit Value at end of
   period                                $15.100        $13.142        $15.679        $15.005              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              6              4              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.622        $10.179         $8.769         $5.953        $10.052
  Accumulation Unit Value at end of
   period                                $10.002         $8.622        $10.179         $8.769         $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            195            208            196            138
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.527        $10.098         $8.725         $5.941        $10.052
  Accumulation Unit Value at end of
   period                                 $9.863         $8.527        $10.098         $8.725         $5.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             47             49             43             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.465        $10.044         $8.696         $5.933        $10.052
  Accumulation Unit Value at end of
   period                                 $9.771         $8.465        $10.044         $8.696         $5.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             69            112             73             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.387         $9.977         $8.659         $5.923              -
  Accumulation Unit Value at end of
   period                                 $9.658         $8.387         $9.977         $8.659              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             85             91             25              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.372         $9.964         $8.652         $5.921        $10.052
  Accumulation Unit Value at end of
   period                                 $9.635         $8.372         $9.964         $8.652         $5.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              8              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.717        $17.559        $15.286        $10.487              -
  Accumulation Unit Value at end of
   period                                $16.896        $14.717        $17.559        $15.286              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.429         $9.821         $8.505         $6.357        $10.615
  Accumulation Unit Value at end of
   period                                $10.815         $9.429         $9.821         $8.505         $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            542            569            566            378
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.321         $9.738         $8.458         $6.341        $10.610
  Accumulation Unit Value at end of
   period                                $10.659         $9.321         $9.738         $8.458         $6.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            174            139            112             75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.250         $9.683         $8.427         $6.331        $10.606
  Accumulation Unit Value at end of
   period                                $10.557         $9.250         $9.683         $8.427         $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            186            197            222            171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.162         $9.615         $8.389         $6.318              -
  Accumulation Unit Value at end of
   period                                $10.430         $9.162         $9.615         $8.389              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             69             71             49              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

16

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.144         $9.601         $8.381         $6.315        $10.601
  Accumulation Unit Value at end of
   period                                $10.405         $9.144         $9.601         $8.381         $6.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             25             28             33             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.682        $15.454        $13.524        $10.215              -
  Accumulation Unit Value at end of
   period                                $16.664        $14.682        $15.454        $13.524              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.609        $10.007         $8.588         $6.404        $10.300
  Accumulation Unit Value at end of
   period                                $11.601         $9.609        $10.007         $8.588         $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              4              5              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.499         $9.922         $8.541         $6.388        $10.294
  Accumulation Unit Value at end of
   period                                $11.434         $9.499         $9.922         $8.541         $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.426         $9.866         $8.510         $6.377        $10.291
  Accumulation Unit Value at end of
   period                                $11.324         $9.426         $9.866         $8.510         $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.336         $9.796         $8.471         $6.364              -
  Accumulation Unit Value at end of
   period                                $11.188         $9.336         $9.796         $8.471              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.319         $9.782         $8.463         $6.361        $10.286
  Accumulation Unit Value at end of
   period                                $11.161         $9.319         $9.782         $8.463         $6.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.344        $16.148        $14.005        $10.554              -
  Accumulation Unit Value at end of
   period                                $18.332        $15.344        $16.148        $14.005              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.946         $9.061         $7.407         $5.861        $10.336
  Accumulation Unit Value at end of
   period                                $10.107         $8.946         $9.061         $7.407         $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             24             22             31             10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.843         $8.984         $7.367         $5.847        $10.330
  Accumulation Unit Value at end of
   period                                 $9.961         $8.843         $8.984         $7.367         $5.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              2              2              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.776         $8.933         $7.340         $5.837        $10.327
  Accumulation Unit Value at end of
   period                                 $9.865         $8.776         $8.933         $7.340         $5.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              4              5              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.692         $8.870         $7.306         $5.825              -
  Accumulation Unit Value at end of
   period                                 $9.747         $8.692         $8.870         $7.306              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              -              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.675         $8.858         $7.299         $5.822        $10.322
  Accumulation Unit Value at end of
   period                                 $9.723         $8.675         $8.858         $7.299         $5.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              5             10              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.900        $15.252        $12.600        $10.075              -
  Accumulation Unit Value at end of
   period                                $16.658        $14.900        $15.252        $12.600              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.935        $11.285         $8.887         $6.439        $10.258
  Accumulation Unit Value at end of
   period                                $11.240         $9.935        $11.285         $8.887         $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                430            456            439            419            247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.821        $11.189         $8.838         $6.423        $10.253
  Accumulation Unit Value at end of
   period                                $11.078         $9.821        $11.189         $8.838         $6.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            154            149            121             52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.746        $11.126         $8.806         $6.412        $10.249
  Accumulation Unit Value at end of
   period                                $10.972         $9.746        $11.126         $8.806         $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            137            145            125            105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.653        $11.047         $8.766         $6.399              -
  Accumulation Unit Value at end of
   period                                $10.840         $9.653        $11.047         $8.766              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             98             96             49              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.635        $11.032         $8.758         $6.396        $10.244
  Accumulation Unit Value at end of
   period                                $10.814         $9.635        $11.032         $8.758         $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              8              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.694        $18.015        $14.337        $10.498              -
  Accumulation Unit Value at end of
   period                                $17.571        $15.694        $18.015        $14.337              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

18

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.306        $10.360         $8.303         $5.350        $10.464
  Accumulation Unit Value at end of
   period                                $11.678         $9.306        $10.360         $8.303         $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             20             15              9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.200        $10.272         $8.257         $5.337        $10.458
  Accumulation Unit Value at end of
   period                                $11.510         $9.200        $10.272         $8.257         $5.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              6              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.129        $10.214         $8.227         $5.328        $10.455
  Accumulation Unit Value at end of
   period                                $11.399         $9.129        $10.214         $8.227         $5.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              6              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.042        $10.142         $8.189         $5.316              -
  Accumulation Unit Value at end of
   period                                $11.262         $9.042        $10.142         $8.189              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.025        $10.127         $8.182         $5.314        $10.450
  Accumulation Unit Value at end of
   period                                $11.235         $9.025        $10.127         $8.182         $5.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.107        $20.370        $16.498        $10.743              -
  Accumulation Unit Value at end of
   period                                $22.485        $18.107        $20.370        $16.498              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.237        $10.901         $9.508         $7.256        $10.895
  Accumulation Unit Value at end of
   period                                $11.044        $10.237        $10.901         $9.508         $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             29             30             21             10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.120        $10.808         $9.456         $7.238        $10.889
  Accumulation Unit Value at end of
   period                                $10.885        $10.120        $10.808         $9.456         $7.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              4              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.042        $10.747         $9.421         $7.226        $10.886
  Accumulation Unit Value at end of
   period                                $10.780        $10.042        $10.747         $9.421         $7.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              4              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.946        $10.671         $9.378         $7.210              -
  Accumulation Unit Value at end of
   period                                $10.650         $9.946        $10.671         $9.378              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             41             42             44              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.927        $10.656         $9.370         $7.207        $10.880
  Accumulation Unit Value at end of
   period                                $10.625         $9.927        $10.656         $9.370         $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.724        $14.769        $13.018        $10.039              -
  Accumulation Unit Value at end of
   period                                $14.652        $13.724        $14.769        $13.018              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.901        $10.792         $9.710         $7.263        $10.510
  Accumulation Unit Value at end of
   period                                $12.118        $10.901        $10.792         $9.710         $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,439          1,521          1,493          1,451            853
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.777        $10.700         $9.656         $7.245        $10.505
  Accumulation Unit Value at end of
   period                                $11.944        $10.777        $10.700         $9.656         $7.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                363            394            400            330            156
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.694        $10.640         $9.621         $7.232        $10.501
  Accumulation Unit Value at end of
   period                                $11.829        $10.694        $10.640         $9.621         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                245            273            280            289            178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.592        $10.565         $9.577         $7.217              -
  Accumulation Unit Value at end of
   period                                $11.687        $10.592        $10.565         $9.577              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            348            347            268              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.572        $10.550         $9.568         $7.214        $10.496
  Accumulation Unit Value at end of
   period                                $11.658        $10.572        $10.550         $9.568         $7.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             40             44             44             36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.550        $15.557        $14.144        $10.691              -
  Accumulation Unit Value at end of
   period                                $17.106        $15.550        $15.557        $14.144              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             23              7              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.736        $11.309         $8.936         $7.012        $10.781
  Accumulation Unit Value at end of
   period                                $12.539        $10.736        $11.309         $8.936         $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            108            107             98             66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.613        $11.213         $8.887         $6.994        $10.776
  Accumulation Unit Value at end of
   period                                $12.359        $10.613        $11.213         $8.887         $6.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             40             41             34             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.532        $11.149         $8.854         $6.983        $10.772
  Accumulation Unit Value at end of
   period                                $12.240        $10.532        $11.149         $8.854         $6.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             29             33             36             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.431        $11.071         $8.814         $6.968              -
  Accumulation Unit Value at end of
   period                                $12.092        $10.431        $11.071         $8.814              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8              5              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

20

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.411        $11.055         $8.806         $6.965        $10.766
  Accumulation Unit Value at end of
   period                                $12.063        $10.411        $11.055         $8.806         $6.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.760        $16.777        $13.397        $10.623              -
  Accumulation Unit Value at end of
   period                                $18.215        $15.760        $16.777        $13.397              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.810        $11.518         $9.147         $6.458        $10.710
  Accumulation Unit Value at end of
   period                                $11.828        $10.810        $11.518         $9.147         $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             44             48             14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.687        $11.420         $9.097         $6.442        $10.705
  Accumulation Unit Value at end of
   period                                $11.657        $10.687        $11.420         $9.097         $6.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             27             18              6              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.605        $11.356         $9.064         $6.431        $10.701
  Accumulation Unit Value at end of
   period                                $11.545        $10.605        $11.356         $9.064         $6.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             30             33             12              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.504        $11.275         $9.022         $6.417              -
  Accumulation Unit Value at end of
   period                                $11.406        $10.504        $11.275         $9.022              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             44             43             14              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.484        $11.259         $9.014         $6.415        $10.696
  Accumulation Unit Value at end of
   period                                $11.379        $10.484        $11.259         $9.014         $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.307        $17.558        $14.091        $10.053              -
  Accumulation Unit Value at end of
   period                                $17.655        $16.307        $17.558        $14.091              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.004        $11.863        $10.834         $8.740        $10.189
  Accumulation Unit Value at end of
   period                                $13.357        $12.004        $11.863        $10.834         $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                827            846            903            844            464
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.867        $11.763        $10.774         $8.718        $10.184
  Accumulation Unit Value at end of
   period                                $13.164        $11.867        $11.763        $10.774         $8.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            164            167            154             64

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.776        $11.696        $10.735         $8.703        $10.180
  Accumulation Unit Value at end of
   period                                $13.038        $11.776        $11.696        $10.735         $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120             96            105            111             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.664        $11.613        $10.686         $8.685              -
  Accumulation Unit Value at end of
   period                                $12.881        $11.664        $11.613        $10.686              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            109            107            101              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.641        $11.597        $10.676         $8.681        $10.175
  Accumulation Unit Value at end of
   period                                $12.850        $11.641        $11.597        $10.676         $8.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15             17             18             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.969        $13.951        $12.875        $10.495              -
  Accumulation Unit Value at end of
   period                                $15.381        $13.969        $13.951        $12.875              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             11              3              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.353        $10.292         $9.293         $7.223        $10.420
  Accumulation Unit Value at end of
   period                                $11.453        $10.353        $10.292         $9.293         $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            103             97             79             27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.234        $10.205         $9.242         $7.205        $10.415
  Accumulation Unit Value at end of
   period                                $11.288        $10.234        $10.205         $9.242         $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             57             54             38             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.156        $10.147         $9.208         $7.192        $10.411
  Accumulation Unit Value at end of
   period                                $11.179        $10.156        $10.147         $9.208         $7.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3             19             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.059        $10.075         $9.166         $7.177              -
  Accumulation Unit Value at end of
   period                                $11.045        $10.059        $10.075         $9.166              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.040        $10.061         $9.158         $7.174        $10.406
  Accumulation Unit Value at end of
   period                                $11.018        $10.040        $10.061         $9.158         $7.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              9              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.388        $14.454        $13.190        $10.359              -
  Accumulation Unit Value at end of
   period                                $15.751        $14.388        $14.454        $13.190              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

22

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.460         $9.670         $8.405         $5.842        $10.587
  Accumulation Unit Value at end of
   period                                 $9.888         $8.460         $9.670         $8.405         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,204          5,702          5,431          4,937          2,797
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.364         $9.588         $8.358         $5.828        $10.582
  Accumulation Unit Value at end of
   period                                 $9.745         $8.364         $9.588         $8.358         $5.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          1,372          1,155          1,022            492
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.300         $9.534         $8.328         $5.818        $10.578
  Accumulation Unit Value at end of
   period                                 $9.651         $8.300         $9.534         $8.328         $5.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                492            566            630            733            444
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.220         $9.466         $8.289         $5.806              -
  Accumulation Unit Value at end of
   period                                 $9.535         $8.220         $9.466         $8.289              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                350            369            352            215              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.204         $9.453         $8.282         $5.803        $10.573
  Accumulation Unit Value at end of
   period                                 $9.512         $8.204         $9.453         $8.282         $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             39             39             43             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.653        $16.925        $14.865        $10.442              -
  Accumulation Unit Value at end of
   period                                $16.946        $14.653        $16.925        $14.865              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             51             55             37              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.546         $9.556         $8.485         $6.838        $10.256
  Accumulation Unit Value at end of
   period                                $11.089         $9.546         $9.556         $8.485         $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                478            534            508            445            262
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.437         $9.475         $8.438         $6.821        $10.250
  Accumulation Unit Value at end of
   period                                $10.929         $9.437         $9.475         $8.438         $6.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            133            132             93             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.365         $9.422         $8.407         $6.809        $10.247
  Accumulation Unit Value at end of
   period                                $10.824         $9.365         $9.422         $8.407         $6.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             77             93             97             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.276         $9.355         $8.369         $6.795              -
  Accumulation Unit Value at end of
   period                                $10.694         $9.276         $9.355         $8.369              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             37             37             26              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.258         $9.342         $8.361         $6.792        $10.242
  Accumulation Unit Value at end of
   period                                $10.668         $9.258         $9.342         $8.361         $6.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             17             17             17             13

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.104        $14.268        $12.802        $10.426              -
  Accumulation Unit Value at end of
   period                                $16.212        $14.104        $14.268        $12.802              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              3              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.862         $9.857         $8.816         $7.160        $10.490
  Accumulation Unit Value at end of
   period                                $11.064         $9.862         $9.857         $8.816         $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,396          3,897          3,929          3,461          1,739
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.749         $9.773         $8.768         $7.142        $10.485
  Accumulation Unit Value at end of
   period                                $10.904         $9.749         $9.773         $8.768         $7.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                728            860            722            647            259
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.675         $9.718         $8.736         $7.130        $10.481
  Accumulation Unit Value at end of
   period                                $10.799         $9.675         $9.718         $8.736         $7.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                293            305            334            363            229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.582         $9.649         $8.695         $7.115              -
  Accumulation Unit Value at end of
   period                                $10.670         $9.582         $9.649         $8.695              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            206            197             99              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.564         $9.635         $8.687         $7.112        $10.476
  Accumulation Unit Value at end of
   period                                $10.644         $9.564         $9.635         $8.687         $7.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             13             14              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.803        $13.940        $12.600        $10.342              -
  Accumulation Unit Value at end of
   period                                $15.323        $13.803        $13.940        $12.600              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             40             41             36              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.928         $8.146         $7.220         $5.389        $10.515
  Accumulation Unit Value at end of
   period                                 $8.443         $6.928         $8.146         $7.220         $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              5              5              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.848         $8.077         $7.180         $5.376        $10.510
  Accumulation Unit Value at end of
   period                                 $8.321         $6.848         $8.077         $7.180         $5.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.796         $8.031         $7.153         $5.367        $10.506
  Accumulation Unit Value at end of
   period                                 $8.241         $6.796         $8.031         $7.153         $5.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.731         $7.974         $7.121         $5.356              -
  Accumulation Unit Value at end of
   period                                 $8.142         $6.731         $7.974         $7.121              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

24

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.718         $7.963         $7.114         $5.353        $10.501
  Accumulation Unit Value at end of
   period                                 $8.122         $6.718         $7.963         $7.114         $5.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.125        $15.596        $13.968        $10.538              -
  Accumulation Unit Value at end of
   period                                $15.829        $13.125        $15.596        $13.968              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.887         $9.920         $8.658         $6.168        $10.484
  Accumulation Unit Value at end of
   period                                $10.391         $8.887         $9.920         $8.658         $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.785         $9.835         $8.610         $6.153        $10.479
  Accumulation Unit Value at end of
   period                                $10.241         $8.785         $9.835         $8.610         $6.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.718         $9.780         $8.579         $6.143        $10.475
  Accumulation Unit Value at end of
   period                                $10.142         $8.718         $9.780         $8.579         $6.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.635         $9.711         $8.539         $6.130              -
  Accumulation Unit Value at end of
   period                                $10.020         $8.635         $9.711         $8.539              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.618         $9.697         $8.531         $6.127        $10.470
  Accumulation Unit Value at end of
   period                                 $9.996         $8.618         $9.697         $8.531         $6.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.629        $16.502        $14.555        $10.479              -
  Accumulation Unit Value at end of
   period                                $16.926        $14.629        $16.502        $14.555              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.255        $10.293         $8.731         $6.586        $10.650
  Accumulation Unit Value at end of
   period                                $10.823         $9.255        $10.293         $8.731         $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             27             16             22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.149        $10.206         $8.683         $6.569        $10.645
  Accumulation Unit Value at end of
   period                                $10.668         $9.149        $10.206         $8.683         $6.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             27             22              4              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.079        $10.148         $8.651         $6.558        $10.641
  Accumulation Unit Value at end of
   period                                $10.565         $9.079        $10.148         $8.651         $6.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              1              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.992        $10.076         $8.611         $6.544              -
  Accumulation Unit Value at end of
   period                                $10.438         $8.992        $10.076         $8.611              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.975        $10.062         $8.604         $6.542        $10.636
  Accumulation Unit Value at end of
   period                                $10.413         $8.975        $10.062         $8.604         $6.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.167        $15.922        $13.648        $10.403              -
  Accumulation Unit Value at end of
   period                                $16.394        $14.167        $15.922        $13.648              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.098         $8.998         $7.750         $6.055        $10.186
  Accumulation Unit Value at end of
   period                                $10.145         $8.098         $8.998         $7.750         $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          1,368          1,320          1,147            585
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.005         $8.922         $7.707         $6.040        $10.180
  Accumulation Unit Value at end of
   period                                 $9.999         $8.005         $8.922         $7.707         $6.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            309            310            246            110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.944         $8.871         $7.679         $6.029        $10.177
  Accumulation Unit Value at end of
   period                                 $9.903         $7.944         $8.871         $7.679         $6.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                185            199            224            232            101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.868         $8.809         $7.644         $6.017              -
  Accumulation Unit Value at end of
   period                                 $9.784         $7.868         $8.809         $7.644              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            105            111             81              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.853         $8.796         $7.637         $6.014        $10.172
  Accumulation Unit Value at end of
   period                                 $9.760         $7.853         $8.796         $7.637         $6.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             24             25             27             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.665        $15.345        $13.355        $10.544              -
  Accumulation Unit Value at end of
   period                                $16.941        $13.665        $15.345        $13.355              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              4              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

26

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.042        $11.370         $7.652        $10.359
  Accumulation Unit Value at end of
   period                                $15.223        $13.485        $13.042        $11.370         $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            193            156             91             20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.331        $12.932        $11.308         $7.633        $10.354
  Accumulation Unit Value at end of
   period                                $15.004        $13.331        $12.932        $11.308         $7.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             83             54             16              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.229        $12.859        $11.266         $7.620        $10.350
  Accumulation Unit Value at end of
   period                                $14.860        $13.229        $12.859        $11.266         $7.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9             28              5             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.103        $12.768        $11.215         $7.604              -
  Accumulation Unit Value at end of
   period                                $14.681        $13.103        $12.768        $11.215              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             15             13              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.078        $12.750        $11.204         $7.601        $10.345
  Accumulation Unit Value at end of
   period                                $14.646        $13.078        $12.750        $11.204         $7.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10              5              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.737        $17.336        $15.272        $10.386              -
  Accumulation Unit Value at end of
   period                                $19.814        $17.737        $17.336        $15.272              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.914         $9.315         $8.239         $6.251        $10.415
  Accumulation Unit Value at end of
   period                                 $9.394         $7.914         $9.315         $8.239         $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            188            171            147             97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.823         $9.236         $8.193         $6.235        $10.410
  Accumulation Unit Value at end of
   period                                 $9.259         $7.823         $9.236         $8.193         $6.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             69             68             49             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.764         $9.184         $8.163         $6.225        $10.406
  Accumulation Unit Value at end of
   period                                 $9.170         $7.764         $9.184         $8.163         $6.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             46             62             64             61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.689         $9.119         $8.126         $6.212              -
  Accumulation Unit Value at end of
   period                                 $9.059         $7.689         $9.119         $8.126              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             22             13              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.675         $9.106         $8.118         $6.209        $10.401
  Accumulation Unit Value at end of
   period                                 $9.037         $7.675         $9.106         $8.118         $6.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             12             11             10              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.124        $15.610        $13.952        $10.698              -
  Accumulation Unit Value at end of
   period                                $15.415        $13.124        $15.610        $13.952              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.682         $9.804         $9.927        $10.045        $10.019
  Accumulation Unit Value at end of
   period                                 $9.562         $9.682         $9.804         $9.927        $10.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                734            708            582            688            602
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.571         $9.721         $9.873        $10.020        $10.014
  Accumulation Unit Value at end of
   period                                 $9.424         $9.571         $9.721         $9.873        $10.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                495            326            311            158            175
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.498         $9.666         $9.837        $10.004        $10.011
  Accumulation Unit Value at end of
   period                                 $9.334         $9.498         $9.666         $9.837        $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             34             36            243             78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.408         $9.598         $9.792         $9.983              -
  Accumulation Unit Value at end of
   period                                 $9.222         $9.408         $9.598         $9.792              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              9             22             40              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.390         $9.584         $9.783         $9.979        $10.006
  Accumulation Unit Value at end of
   period                                 $9.199         $9.390         $9.584         $9.783         $9.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              8             12             10              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.323         $9.540         $9.762         $9.983              -
  Accumulation Unit Value at end of
   period                                 $9.111         $9.323         $9.540         $9.762              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              7              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.955        $10.431         $8.509         $6.664        $10.468
  Accumulation Unit Value at end of
   period                                $11.369         $9.955        $10.431         $8.509         $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             35             29             32             27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.841        $10.343         $8.462         $6.647        $10.463
  Accumulation Unit Value at end of
   period                                $11.205         $9.841        $10.343         $8.462         $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              4              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.766        $10.284         $8.431         $6.636        $10.459
  Accumulation Unit Value at end of
   period                                $11.097         $9.766        $10.284         $8.431         $6.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             42             48             51             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.673        $10.211         $8.392         $6.622              -
  Accumulation Unit Value at end of
   period                                $10.964         $9.673        $10.211         $8.392              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             16             14             10              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

28

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.654        $10.197         $8.385         $6.619        $10.454
  Accumulation Unit Value at end of
   period                                $10.937         $9.654        $10.197         $8.385         $6.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              2              4              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.136        $16.027        $13.212        $10.457              -
  Accumulation Unit Value at end of
   period                                $17.106        $15.136        $16.027        $13.212              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.191        $10.437         $8.399         $5.751        $10.251
  Accumulation Unit Value at end of
   period                                $11.662        $10.191        $10.437         $8.399         $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             50             40             46             31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.074        $10.349         $8.353         $5.737        $10.246
  Accumulation Unit Value at end of
   period                                $11.493        $10.074        $10.349         $8.353         $5.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             28             26             17              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.997        $10.290         $8.322         $5.727        $10.243
  Accumulation Unit Value at end of
   period                                $11.383         $9.997        $10.290         $8.322         $5.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              9             10              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.901        $10.218         $8.284         $5.715              -
  Accumulation Unit Value at end of
   period                                $11.246         $9.901        $10.218         $8.284              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.882        $10.203         $8.276         $5.713        $10.237
  Accumulation Unit Value at end of
   period                                $11.219         $9.882        $10.203         $8.276         $5.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1              3              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.703        $18.323        $14.900        $10.311              -
  Accumulation Unit Value at end of
   period                                $20.046        $17.703        $18.323        $14.900              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.490        $12.470         $9.247         $6.915        $10.638
  Accumulation Unit Value at end of
   period                                $14.481        $12.490        $12.470         $9.247         $6.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             38             18             15              7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.347        $12.364         $9.196         $6.898        $10.633
  Accumulation Unit Value at end of
   period                                $14.272        $12.347        $12.364         $9.196         $6.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.253        $12.294         $9.162         $6.886        $10.629
  Accumulation Unit Value at end of
   period                                $14.135        $12.253        $12.294         $9.162         $6.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11              4             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.136        $12.208         $9.120         $6.872              -
  Accumulation Unit Value at end of
   period                                $13.965        $12.136        $12.208         $9.120              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.113        $12.190         $9.112         $6.869        $10.624
  Accumulation Unit Value at end of
   period                                $13.931        $12.113        $12.190         $9.112         $6.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.633        $18.799        $14.087        $10.647              -
  Accumulation Unit Value at end of
   period                                $21.377        $18.633        $18.799        $14.087              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.695         $9.926         $8.755         $6.263        $10.640
  Accumulation Unit Value at end of
   period                                $10.952         $9.695         $9.926         $8.755         $6.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             47             54             48             33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.584         $9.842         $8.707         $6.248        $10.635
  Accumulation Unit Value at end of
   period                                $10.794         $9.584         $9.842         $8.707         $6.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             17             13             13              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.511         $9.786         $8.675         $6.237        $10.631
  Accumulation Unit Value at end of
   period                                $10.690         $9.511         $9.786         $8.675         $6.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              6              7              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.420         $9.717         $8.635         $6.224              -
  Accumulation Unit Value at end of
   period                                $10.562         $9.420         $9.717         $8.635              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.402         $9.703         $8.627         $6.221        $10.626
  Accumulation Unit Value at end of
   period                                $10.536         $9.402         $9.703         $8.627         $6.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.497        $16.034        $14.291        $10.332              -
  Accumulation Unit Value at end of
   period                                $17.324        $15.497        $16.034        $14.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

30

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.507        $10.890        $10.256         $9.030         $9.948
  Accumulation Unit Value at end of
   period                                $12.220        $11.507        $10.890        $10.256         $9.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,648          4,748          4,731          4,084          1,833
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.375        $10.798        $10.200         $9.007         $9.943
  Accumulation Unit Value at end of
   period                                $12.044        $11.375        $10.798        $10.200         $9.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                981          1,027            932            776            245
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.288        $10.737        $10.163         $8.992         $9.940
  Accumulation Unit Value at end of
   period                                $11.928        $11.288        $10.737        $10.163         $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                357            357            394            436            191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.180        $10.661        $10.116         $8.973              -
  Accumulation Unit Value at end of
   period                                $11.785        $11.180        $10.661        $10.116              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                300            304            284            150              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.159        $10.646        $10.107         $8.970         $9.935
  Accumulation Unit Value at end of
   period                                $11.757        $11.159        $10.646        $10.107         $8.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             33             35             30             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.665        $12.113        $11.529        $10.257              -
  Accumulation Unit Value at end of
   period                                $13.311        $12.665        $12.113        $11.529              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             54             47             37              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.432        $10.072         $9.826         $9.625         $9.805
  Accumulation Unit Value at end of
   period                                $10.683        $10.432        $10.072         $9.826         $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            134            149            179            120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.313         $9.987         $9.772         $9.601         $9.800
  Accumulation Unit Value at end of
   period                                $10.530        $10.313         $9.987         $9.772         $9.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             43             23             24              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.234         $9.931         $9.737         $9.584         $9.796
  Accumulation Unit Value at end of
   period                                $10.428        $10.234         $9.931         $9.737         $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             38             33             31              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.136         $9.860         $9.692         $9.564              -
  Accumulation Unit Value at end of
   period                                $10.303        $10.136         $9.860         $9.692              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             15             37              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.117         $9.846         $9.683         $9.560         $9.791
  Accumulation Unit Value at end of
   period                                $10.278        $10.117         $9.846         $9.683         $9.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             13             13              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.532        $10.276        $10.131        $10.027              -
  Accumulation Unit Value at end of
   period                                $10.673        $10.532        $10.276        $10.131              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              5              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.560         $9.874         $8.719         $7.098        $10.645
  Accumulation Unit Value at end of
   period                                $11.045         $9.560         $9.874         $8.719         $7.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             49             51             27             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.451         $9.790         $8.671         $7.081        $10.639
  Accumulation Unit Value at end of
   period                                $10.886         $9.451         $9.790         $8.671         $7.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             10              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.378         $9.735         $8.639         $7.069        $10.636
  Accumulation Unit Value at end of
   period                                $10.781         $9.378         $9.735         $8.639         $7.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              6              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.289         $9.666         $8.599         $7.054              -
  Accumulation Unit Value at end of
   period                                $10.652         $9.289         $9.666         $8.599              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.271         $9.652         $8.591         $7.051        $10.630
  Accumulation Unit Value at end of
   period                                $10.626         $9.271         $9.652         $8.591         $7.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.453        $14.041        $12.530        $10.309              -
  Accumulation Unit Value at end of
   period                                $15.381        $13.453        $14.041        $12.530              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.961        $10.350              -              -              -
  Accumulation Unit Value at end of
   period                                $11.976        $10.961              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             32              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.935        $10.346              -              -              -
  Accumulation Unit Value at end of
   period                                $11.912        $10.935              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             41              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.917        $10.344              -              -              -
  Accumulation Unit Value at end of
   period                                $11.870        $10.917              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63              3              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.896        $10.340              -              -              -
  Accumulation Unit Value at end of
   period                                $11.817        $10.896              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              3              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

32

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.892        $10.340              -              -              -
  Accumulation Unit Value at end of
   period                                $11.806        $10.892              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.870        $10.336              -              -              -
  Accumulation Unit Value at end of
   period                                $11.753        $10.870              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.771         $9.923         $9.197         $7.276        $10.392
  Accumulation Unit Value at end of
   period                                $10.963         $9.771         $9.923         $9.197         $7.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             10             11             15             10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.659         $9.839         $9.147         $7.258        $10.386
  Accumulation Unit Value at end of
   period                                $10.805         $9.659         $9.839         $9.147         $7.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              1              4              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.585         $9.783         $9.113         $7.246        $10.383
  Accumulation Unit Value at end of
   period                                $10.701         $9.585         $9.783         $9.113         $7.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             12             12             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.494         $9.714         $9.072         $7.231              -
  Accumulation Unit Value at end of
   period                                $10.573         $9.494         $9.714         $9.072              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.476         $9.701         $9.063         $7.228        $10.378
  Accumulation Unit Value at end of
   period                                $10.547         $9.476         $9.701         $9.063         $7.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.243        $13.591        $12.730        $10.178              -
  Accumulation Unit Value at end of
   period                                $14.704        $13.243        $13.591        $12.730              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.727         $9.501         $8.544         $6.412        $10.310
  Accumulation Unit Value at end of
   period                                 $9.934         $8.727         $9.501         $8.544         $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                452            472            435            388            220
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.628         $9.421         $8.497         $6.396        $10.305
  Accumulation Unit Value at end of
   period                                 $9.791         $8.628         $9.421         $8.497         $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            135            129             96             31

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.562         $9.368         $8.466         $6.386        $10.302
  Accumulation Unit Value at
   end of period                   $9.697         $8.562         $9.368         $8.466         $6.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             46             50             54             38
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.480         $9.302         $8.427         $6.373              -
  Accumulation Unit Value at
   end of period                   $9.580         $8.480         $9.302         $8.427              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             30             28             22              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.464         $9.289         $8.420         $6.370        $10.297
  Accumulation Unit Value at
   end of period                   $9.557         $8.464         $9.289         $8.420         $6.370
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              8              7              8              7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.035        $15.441        $14.032        $10.642              -
  Accumulation Unit Value at
   end of period                  $15.809        $14.035        $15.441        $14.032              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              1              1              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.160        $11.413         $9.014         $7.549        $10.737
  Accumulation Unit Value at
   end of period                  $12.527        $11.160        $11.413         $9.014         $7.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92            103             70             27             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.033        $11.317         $8.964         $7.531        $10.731
  Accumulation Unit Value at
   end of period                  $12.347        $11.033        $11.317         $8.964         $7.531
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             25             19              4              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.949        $11.253         $8.932         $7.518        $10.728
  Accumulation Unit Value at
   end of period                  $12.228        $10.949        $11.253         $8.932         $7.518
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              3              2             15              2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.844        $11.173         $8.891         $7.503              -
  Accumulation Unit Value at
   end of period                  $12.081        $10.844        $11.173         $8.891              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             42             41              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.824        $11.158         $8.883         $7.499        $10.723
  Accumulation Unit Value at
   end of period                  $12.052        $10.824        $11.158         $8.883         $7.499
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              1              3              2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.987        $15.488        $12.361        $10.462              -
  Accumulation Unit Value at
   end of period                  $16.646        $14.987        $15.488        $12.361              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

34

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.854              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.136              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.830              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.133              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.813              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.129              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.793              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.128              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.789              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.124              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.768              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.433        $10.478         $8.684         $6.319        $10.482
  Accumulation Unit Value at
   end of period                  $12.063        $10.433        $10.478         $8.684         $6.319
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             13             25             26             19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.314        $10.389         $8.636         $6.303        $10.477
  Accumulation Unit Value at
   end of period                  $11.890        $10.314        $10.389         $8.636         $6.303
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              7              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.236        $10.331         $8.605         $6.292        $10.474
  Accumulation Unit Value at
   end of period                  $11.776        $10.236        $10.331         $8.605         $6.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              9              8              8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.138        $10.258         $8.565         $6.279              -
  Accumulation Unit Value at
   end of period                  $11.634        $10.138        $10.258         $8.565              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.119        $10.243         $8.557         $6.277        $10.469
  Accumulation Unit Value at
   end of period                  $11.606        $10.119        $10.243         $8.557         $6.277
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.896        $17.147        $14.361        $10.559              -
  Accumulation Unit Value at
   end of period                  $19.331        $16.896        $17.147        $14.361              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.567         $9.911         $8.945         $7.298        $10.483
  Accumulation Unit Value at
   end of period                  $10.803         $9.567         $9.911         $8.945         $7.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             20             27             22             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.457         $9.827         $8.896         $7.280        $10.478
  Accumulation Unit Value at
   end of period                  $10.648         $9.457         $9.827         $8.896         $7.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7              7              7              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.385         $9.772         $8.864         $7.268        $10.475
  Accumulation Unit Value at
   end of period                  $10.545         $9.385         $9.772         $8.864         $7.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              2              4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.296         $9.703         $8.823         $7.253              -
  Accumulation Unit Value at
   end of period                  $10.419         $9.296         $9.703         $8.823              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             10              5              1              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.278         $9.689         $8.815         $7.250        $10.470
  Accumulation Unit Value at
   end of period                  $10.394         $9.278         $9.689         $8.815         $7.250
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.155        $13.772        $12.561        $10.356              -
  Accumulation Unit Value at
   end of period                  $14.700        $13.155        $13.772        $12.561              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.022              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.017              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.866              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

36

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.014              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.850              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.009              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.829              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.009              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.825              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.004              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.804              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.658        $12.279        $11.070         $8.346        $10.292
  Accumulation Unit Value at
   end of period                  $14.067        $12.658        $12.279        $11.070         $8.346
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     352            370            386            400            234
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.513        $12.175        $11.009         $8.325        $10.287
  Accumulation Unit Value at
   end of period                  $13.865        $12.513        $12.175        $11.009         $8.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      70             75             82             83             37
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.418        $12.106        $10.969         $8.311        $10.283
  Accumulation Unit Value at
   end of period                  $13.732        $12.418        $12.106        $10.969         $8.311
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             46             49             53             51
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.299        $12.021        $10.919         $8.294              -
  Accumulation Unit Value at
   end of period                  $13.567        $12.299        $12.021        $10.919              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             22             25             23              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.276        $12.004        $10.909         $8.290        $10.278
  Accumulation Unit Value at
   end of period                  $13.534        $12.276        $12.004        $10.909         $8.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7              8              9              6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.439        $15.135        $13.789        $10.505              -
  Accumulation Unit Value at
   end of period                  $16.979        $15.439        $15.135        $13.789              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.771        $10.885         $9.604         $7.880        $10.373
  Accumulation Unit Value at
   end of period                  $11.962        $10.771        $10.885         $9.604         $7.880
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             59             57             44             27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.648        $10.793         $9.551         $7.860        $10.368
  Accumulation Unit Value at
   end of period                  $11.790        $10.648        $10.793         $9.551         $7.860
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             40             31             27              9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.567        $10.732         $9.517         $7.847        $10.364
  Accumulation Unit Value at
   end of period                  $11.677        $10.567        $10.732         $9.517         $7.847
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              3              3              3              3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.466        $10.657         $9.473         $7.831              -
  Accumulation Unit Value at
   end of period                  $11.537        $10.466        $10.657         $9.473              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.446        $10.642         $9.464         $7.828        $10.359
  Accumulation Unit Value at
   end of period                  $11.509        $10.446        $10.642         $9.464         $7.828
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.794        $14.087        $12.560        $10.414              -
  Accumulation Unit Value at
   end of period                  $15.159        $13.794        $14.087        $12.560              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.735         $9.418         $8.122         $6.917        $10.534
  Accumulation Unit Value at
   end of period                   $9.669         $8.735         $9.418         $8.122         $6.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      76            101            103            107             87
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.635         $9.338         $8.077         $6.900        $10.529
  Accumulation Unit Value at
   end of period                   $9.530         $8.635         $9.338         $8.077         $6.900
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              9              9              8              8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.569         $9.285         $8.048         $6.888        $10.525
  Accumulation Unit Value at
   end of period                   $9.439         $8.569         $9.285         $8.048         $6.888
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              9             10             12
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.488         $9.220         $8.011         $6.874              -
  Accumulation Unit Value at
   end of period                   $9.325         $8.488         $9.220         $8.011              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

38

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.471         $9.207         $8.004         $6.871        $10.520
  Accumulation Unit Value at
   end of period                   $9.303         $8.471         $9.207         $8.004         $6.871
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.657        $13.790        $12.018        $10.343              -
  Accumulation Unit Value at
   end of period                  $13.865        $12.657        $13.790        $12.018              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.274        $10.462         $9.210         $6.791        $10.626
  Accumulation Unit Value at
   end of period                  $11.879        $10.274        $10.462         $9.210         $6.791
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              5              5              1              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.157        $10.373         $9.159         $6.774        $10.620
  Accumulation Unit Value at
   end of period                  $11.708        $10.157        $10.373         $9.159         $6.774
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1              1              2              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.079        $10.315         $9.126         $6.762        $10.617
  Accumulation Unit Value at
   end of period                  $11.595        $10.079        $10.315         $9.126         $6.762
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              4              7              7              8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.983        $10.242         $9.084         $6.748              -
  Accumulation Unit Value at
   end of period                  $11.456         $9.983        $10.242         $9.084              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              4              1              2              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.964        $10.227         $9.076         $6.745        $10.612
  Accumulation Unit Value at
   end of period                  $11.429         $9.964        $10.227         $9.076         $6.745
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.812        $15.241        $13.559        $10.103              -
  Accumulation Unit Value at
   end of period                  $16.946        $14.812        $15.241        $13.559              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.408         $9.763         $8.916         $7.133        $10.607
  Accumulation Unit Value at
   end of period                  $11.041         $9.408         $9.763         $8.916         $7.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             12             14             15              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.301         $9.680         $8.867         $7.115        $10.602
  Accumulation Unit Value at
   end of period                  $10.882         $9.301         $9.680         $8.867         $7.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.230         $9.626         $8.834         $7.104        $10.598
  Accumulation Unit Value at
   end of period                  $10.778         $9.230         $9.626         $8.834         $7.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.142         $9.558         $8.794         $7.089              -
  Accumulation Unit Value at
   end of period                  $10.648         $9.142         $9.558         $8.794              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              3              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.124         $9.544         $8.786         $7.086        $10.593
  Accumulation Unit Value at
   end of period                  $10.623         $9.124         $9.544         $8.786         $7.086
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.057        $13.692        $12.636        $10.217              -
  Accumulation Unit Value at
   end of period                  $15.163        $13.057        $13.692        $12.636              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.194        $11.597        $10.953         $9.569        $10.047
  Accumulation Unit Value at
   end of period                  $12.893        $12.194        $11.597        $10.953         $9.569
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     405            383            263             70             12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.055        $11.499        $10.893         $9.545        $10.042
  Accumulation Unit Value at
   end of period                  $12.707        $12.055        $11.499        $10.893         $9.545
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            106             80              9              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.963        $11.434        $10.854         $9.529        $10.039
  Accumulation Unit Value at
   end of period                  $12.585        $11.963        $11.434        $10.854         $9.529
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             13             14              4              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.849        $11.353        $10.804         $9.509              -
  Accumulation Unit Value at
   end of period                  $12.434        $11.849        $11.353        $10.804              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             35             27              5              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.827        $11.337        $10.794         $9.505        $10.034
  Accumulation Unit Value at
   end of period                  $12.404        $11.827        $11.337        $10.794         $9.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.694        $12.199        $11.644        $10.280              -
  Accumulation Unit Value at
   end of period                  $13.281        $12.694        $12.199        $11.644              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              4              1              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.153        $10.121         $9.348         $8.040        $10.262
  Accumulation Unit Value at
   end of period                  $11.124        $10.153        $10.121         $9.348         $8.040
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     356            349            313            244            163

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

40

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.037        $10.035         $9.296         $8.020        $10.257
  Accumulation Unit Value at end of
   period                                $10.964        $10.037        $10.035         $9.296         $8.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            116             91             57             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.961         $9.979         $9.262         $8.007        $10.254
  Accumulation Unit Value at end of
   period                                $10.858         $9.961         $9.979         $9.262         $8.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                259            265            107             77             74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.866         $9.908         $9.220         $7.990              -
  Accumulation Unit Value at end of
   period                                $10.728         $9.866         $9.908         $9.220              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             61             54             49              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.847         $9.894         $9.212         $7.987        $10.249
  Accumulation Unit Value at end of
   period                                $10.702         $9.847         $9.894         $9.212         $7.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              7              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.598        $12.691        $11.845        $10.295              -
  Accumulation Unit Value at end of
   period                                $13.658        $12.598        $12.691        $11.845              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.501         $9.666         $8.800         $7.277        $10.533
  Accumulation Unit Value at end of
   period                                $10.873         $9.501         $9.666         $8.800         $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                712            802            755            634            308
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.392         $9.584         $8.752         $7.259        $10.528
  Accumulation Unit Value at end of
   period                                $10.717         $9.392         $9.584         $8.752         $7.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            171            167            124             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.321         $9.530         $8.720         $7.247        $10.524
  Accumulation Unit Value at end of
   period                                $10.614         $9.321         $9.530         $8.720         $7.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             84             87             87             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.232         $9.463         $8.680         $7.232              -
  Accumulation Unit Value at end of
   period                                $10.486         $9.232         $9.463         $8.680              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             51             53             39              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.214         $9.449         $8.672         $7.229        $10.519
  Accumulation Unit Value at end of
   period                                $10.461         $9.214         $9.449         $8.672         $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             15             17             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.140        $13.509        $12.429        $10.386              -
  Accumulation Unit Value at end of
   period                                $14.881        $13.140        $13.509        $12.429              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.742        $10.178         $9.212         $7.572        $10.232
  Accumulation Unit Value at end of
   period                                $10.898         $9.742        $10.178         $9.212         $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            203            211            200             85
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.631        $10.092         $9.162         $7.553        $10.226
  Accumulation Unit Value at end of
   period                                $10.741         $9.631        $10.092         $9.162         $7.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             52             52             46             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.557        $10.035         $9.128         $7.540        $10.223
  Accumulation Unit Value at end of
   period                                $10.638         $9.557        $10.035         $9.128         $7.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             23             29             41             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.466         $9.964         $9.086         $7.525              -
  Accumulation Unit Value at end of
   period                                $10.510         $9.466         $9.964         $9.086              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             11              8              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.448         $9.950         $9.078         $7.521        $10.218
  Accumulation Unit Value at end of
   period                                $10.484         $9.448         $9.950         $9.078         $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.653        $13.358        $12.218        $10.149              -
  Accumulation Unit Value at end of
   period                                $14.006        $12.653        $13.358        $12.218              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.949         $9.164         $8.355         $6.718        $10.237
  Accumulation Unit Value at end of
   period                                $10.092         $8.949         $9.164         $8.355         $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                988          1,060          1,004            873            479
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.846         $9.086         $8.309         $6.701        $10.232
  Accumulation Unit Value at end of
   period                                 $9.947         $8.846         $9.086         $8.309         $6.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                274            313            308            227             77
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.778         $9.035         $8.279         $6.689        $10.229
  Accumulation Unit Value at end of
   period                                 $9.851         $8.778         $9.035         $8.279         $6.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            137            148            177            123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.695         $8.971         $8.241         $6.675              -
  Accumulation Unit Value at end of
   period                                 $9.733         $8.695         $8.971         $8.241              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            119            119            106              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.678         $8.958         $8.233         $6.673        $10.224
  Accumulation Unit Value at end of
   period                                 $9.709         $8.678         $8.958         $8.233         $6.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             28             28             29             22

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

42

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.317        $13.781        $12.698        $10.317              -
  Accumulation Unit Value at end of
   period                                $14.862        $13.317        $13.781        $12.698              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              8              5              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.036         $9.277         $8.607         $6.046        $10.881
  Accumulation Unit Value at end of
   period                                $10.156         $9.036         $9.277         $8.607         $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             31             34             39              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.933         $9.199         $8.560         $6.031        $10.876
  Accumulation Unit Value at end of
   period                                $10.010         $8.933         $9.199         $8.560         $6.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.865         $9.147         $8.529         $6.021        $10.872
  Accumulation Unit Value at end of
   period                                 $9.914         $8.865         $9.147         $8.529         $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              6              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.780         $9.082         $8.490         $6.008              -
  Accumulation Unit Value at end of
   period                                 $9.795         $8.780         $9.082         $8.490              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              -              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.763         $9.070         $8.482         $6.006        $10.867
  Accumulation Unit Value at end of
   period                                 $9.771         $8.763         $9.070         $8.482         $6.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.867        $15.425        $14.462        $10.265              -
  Accumulation Unit Value at end of
   period                                $16.535        $14.867        $15.425        $14.462              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.299        $10.294         $9.009         $6.546        $10.594
  Accumulation Unit Value at end of
   period                                $11.108         $9.299        $10.294         $9.009         $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            174            180            187            142
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.193        $10.207         $8.960         $6.530        $10.588
  Accumulation Unit Value at end of
   period                                $10.948         $9.193        $10.207         $8.960         $6.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             78             78             81             50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.123        $10.149         $8.927         $6.519        $10.585
  Accumulation Unit Value at end of
   period                                $10.843         $9.123        $10.149         $8.927         $6.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             99            108            135             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.036        $10.078         $8.886         $6.505              -
  Accumulation Unit Value at end of
   period                                $10.713         $9.036        $10.078         $8.886              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             29             33             25              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.019        $10.064         $8.878         $6.503        $10.580
  Accumulation Unit Value at end of
   period                                $10.687         $9.019        $10.064         $8.878         $6.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              4              4              4              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.659        $16.398        $14.503        $10.649              -
  Accumulation Unit Value at end of
   period                                $17.327        $14.659        $16.398        $14.503              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.616         $9.768         $8.539         $6.755        $10.558
  Accumulation Unit Value at end of
   period                                $11.074         $9.616         $9.768         $8.539         $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             44             43             23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.506         $9.685         $8.493         $6.739        $10.553
  Accumulation Unit Value at end of
   period                                $10.915         $9.506         $9.685         $8.493         $6.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             23             19              9              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.434         $9.631         $8.462         $6.727        $10.550
  Accumulation Unit Value at end of
   period                                $10.810         $9.434         $9.631         $8.462         $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2              3              4              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.344         $9.563         $8.423         $6.713              -
  Accumulation Unit Value at end of
   period                                $10.680         $9.344         $9.563         $8.423              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.326         $9.549         $8.415         $6.711        $10.544
  Accumulation Unit Value at end of
   period                                $10.654         $9.326         $9.549         $8.415         $6.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.351        $14.731        $13.015        $10.404              -
  Accumulation Unit Value at end of
   period                                $16.354        $14.351        $14.731        $13.015              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.716        $11.116         $9.147         $6.766        $10.525
  Accumulation Unit Value at end of
   period                                $12.453        $10.716        $11.116         $9.147         $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            194            211            224            127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.594        $11.022         $9.097         $6.749        $10.520
  Accumulation Unit Value at end of
   period                                $12.274        $10.594        $11.022         $9.097         $6.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             43             46             47             20

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

44

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.513        $10.960         $9.063         $6.738        $10.517
  Accumulation Unit Value at end of
   period                                $12.156        $10.513        $10.960         $9.063         $6.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             27             30             33             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.413        $10.882         $9.022         $6.724              -
  Accumulation Unit Value at end of
   period                                $12.010        $10.413        $10.882         $9.022              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             17             20             18              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.393        $10.867         $9.014         $6.721        $10.512
  Accumulation Unit Value at end of
   period                                $11.981        $10.393        $10.867         $9.014         $6.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              6              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.573        $17.372        $14.446        $10.798              -
  Accumulation Unit Value at end of
   period                                $19.058        $16.573        $17.372        $14.446              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.977         $9.517         $8.394         $6.411        $10.781
  Accumulation Unit Value at end of
   period                                $10.026         $8.977         $9.517         $8.394         $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             11              6              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.875         $9.436         $8.348         $6.395        $10.775
  Accumulation Unit Value at end of
   period                                 $9.882         $8.875         $9.436         $8.348         $6.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.807         $9.383         $8.317         $6.385        $10.772
  Accumulation Unit Value at end of
   period                                 $9.787         $8.807         $9.383         $8.317         $6.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.723         $9.317         $8.279         $6.371              -
  Accumulation Unit Value at end of
   period                                 $9.669         $8.723         $9.317         $8.279              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.706         $9.304         $8.272         $6.369        $10.766
  Accumulation Unit Value at end of
   period                                 $9.646         $8.706         $9.304         $8.272         $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.822        $14.808        $13.199        $10.187              -
  Accumulation Unit Value at end of
   period                                $15.276        $13.822        $14.808        $13.199              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.618        $12.149        $10.919         $7.116        $10.246
  Accumulation Unit Value at end of
   period                                $12.796        $11.618        $12.149        $10.919         $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                629            607            649            690            400
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.485        $12.046        $10.859         $7.099        $10.241
  Accumulation Unit Value at end of
   period                                $12.612        $11.485        $12.046        $10.859         $7.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            145            156            149             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.398        $11.978        $10.819         $7.087        $10.237
  Accumulation Unit Value at end of
   period                                $12.491        $11.398        $11.978        $10.819         $7.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             95            102             92             61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.289        $11.894        $10.769         $7.072              -
  Accumulation Unit Value at end of
   period                                $12.341        $11.289        $11.894        $10.769              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             42             49             41              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.267        $11.877        $10.759         $7.069        $10.232
  Accumulation Unit Value at end of
   period                                $12.311        $11.267        $11.877        $10.759         $7.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             11             13             15             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.512        $17.449        $15.847        $10.437              -
  Accumulation Unit Value at end of
   period                                $17.997        $16.512        $17.449        $15.847              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.307        $10.480         $9.253         $6.930        $10.302
  Accumulation Unit Value at end of
   period                                $11.624        $10.307        $10.480         $9.253         $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             14              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.189        $10.392         $9.202         $6.912        $10.297
  Accumulation Unit Value at end of
   period                                $11.457        $10.189        $10.392         $9.202         $6.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.111        $10.333         $9.168         $6.901        $10.294
  Accumulation Unit Value at end of
   period                                $11.346        $10.111        $10.333         $9.168         $6.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             24             24             24             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.015        $10.260         $9.126         $6.886              -
  Accumulation Unit Value at end of
   period                                $11.210        $10.015        $10.260         $9.126              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

46

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.995        $10.245         $9.118         $6.883        $10.288
  Accumulation Unit Value at end of
   period                                $11.183         $9.995        $10.245         $9.118         $6.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.058        $15.473        $13.805        $10.448              -
  Accumulation Unit Value at end of
   period                                $16.805        $15.058        $15.473        $13.805              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.673         $8.135         $7.486         $6.082        $10.507
  Accumulation Unit Value at end of
   period                                 $8.035         $6.673         $8.135         $7.486         $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              3              1              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.597         $8.066         $7.445         $6.067        $10.502
  Accumulation Unit Value at end of
   period                                 $7.919         $6.597         $8.066         $7.445         $6.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.546         $8.020         $7.418         $6.057        $10.498
  Accumulation Unit Value at end of
   period                                 $7.842         $6.546         $8.020         $7.418         $6.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              2              4              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.484         $7.963         $7.384         $6.044              -
  Accumulation Unit Value at end of
   period                                 $7.748         $6.484         $7.963         $7.384              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.471         $7.952         $7.377         $6.042        $10.493
  Accumulation Unit Value at end of
   period                                 $7.729         $6.471         $7.952         $7.377         $6.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.362        $13.997        $13.017        $10.687              -
  Accumulation Unit Value at end of
   period                                $13.537        $11.362        $13.997        $13.017              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.610         $7.763         $7.338         $5.888        $10.587
  Accumulation Unit Value at end of
   period                                 $7.945         $6.610         $7.763         $7.338         $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              3              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.534         $7.698         $7.298         $5.874        $10.581
  Accumulation Unit Value at end of
   period                                 $7.830         $6.534         $7.698         $7.298         $5.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.484         $7.654         $7.271         $5.864        $10.578
  Accumulation Unit Value at end of
   period                                 $7.755         $6.484         $7.654         $7.271         $5.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.423         $7.600         $7.238         $5.851              -
  Accumulation Unit Value at end of
   period                                 $7.662         $6.423         $7.600         $7.238              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.410         $7.589         $7.231         $5.849        $10.572
  Accumulation Unit Value at end of
   period                                 $7.643         $6.410         $7.589         $7.231         $5.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.689        $13.873        $13.251        $10.746              -
  Accumulation Unit Value at end of
   period                                $13.902        $11.689        $13.873        $13.251              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.035        $10.665         $8.572         $6.599        $10.321
  Accumulation Unit Value at end of
   period                                $11.643        $10.035        $10.665         $8.572         $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              4              3              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.920        $10.575         $8.525         $6.582        $10.316
  Accumulation Unit Value at end of
   period                                $11.475         $9.920        $10.575         $8.525         $6.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              4              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.844        $10.515         $8.493         $6.571        $10.312
  Accumulation Unit Value at end of
   period                                $11.365         $9.844        $10.515         $8.493         $6.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              2              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.750        $10.441         $8.455         $6.558              -
  Accumulation Unit Value at end of
   period                                $11.228         $9.750        $10.441         $8.455              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.731        $10.426         $8.447         $6.555        $10.307
  Accumulation Unit Value at end of
   period                                $11.201         $9.731        $10.426         $8.447         $6.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

48

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.775        $16.943        $13.761        $10.706              -
  Accumulation Unit Value at end of
   period                                $18.112        $15.775        $16.943        $13.761              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.334        $10.032         $8.652         $5.080         $9.912
  Accumulation Unit Value at end of
   period                                 $9.305         $8.334        $10.032         $8.652         $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             80             76             72             30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.238         $9.947         $8.605         $5.068         $9.907
  Accumulation Unit Value at end of
   period                                 $9.171         $8.238         $9.947         $8.605         $5.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             19             24             19              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.175         $9.891         $8.573         $5.059         $9.903
  Accumulation Unit Value at end of
   period                                 $9.082         $8.175         $9.891         $8.573         $5.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             65             16             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.097         $9.821         $8.534         $5.048              -
  Accumulation Unit Value at end of
   period                                 $8.973         $8.097         $9.821         $8.534              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             79             69             14              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.082         $9.807         $8.526         $5.046         $9.898
  Accumulation Unit Value at end of
   period                                 $8.952         $8.082         $9.807         $8.526         $5.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             18             19             20             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.539        $20.121        $17.536        $10.405              -
  Accumulation Unit Value at end of
   period                                $18.274        $16.539        $20.121        $17.536              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.183         $9.283         $8.673         $6.417        $10.354
  Accumulation Unit Value at end of
   period                                 $9.546         $8.183         $9.283         $8.673         $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            165            115             47             31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.089         $9.204         $8.625         $6.401        $10.348
  Accumulation Unit Value at end of
   period                                 $9.409         $8.089         $9.204         $8.625         $6.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             53             36              6              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.027         $9.152         $8.593         $6.390        $10.345
  Accumulation Unit Value at end of
   period                                 $9.318         $8.027         $9.152         $8.593         $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              3              3

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.950         $9.087         $8.554         $6.377              -
  Accumulation Unit Value at end of
   period                                 $9.206         $7.950         $9.087         $8.554              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             13              9              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.935         $9.074         $8.546         $6.374        $10.340
  Accumulation Unit Value at end of
   period                                 $9.184         $7.935         $9.074         $8.546         $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.225        $15.162        $14.315        $10.704              -
  Accumulation Unit Value at end of
   period                                $15.268        $13.225        $15.162        $14.315              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.828        $13.115        $11.620         $9.922         $9.912
  Accumulation Unit Value at end of
   period                                $14.565        $12.828        $13.115        $11.620         $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            527            480            414            211
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.681        $13.004        $11.556         $9.897         $9.907
  Accumulation Unit Value at end of
   period                                $14.355        $12.681        $13.004        $11.556         $9.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            127            108             63             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.584        $12.930        $11.514         $9.881         $9.904
  Accumulation Unit Value at end of
   period                                $14.217        $12.584        $12.930        $11.514         $9.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             41             49             56             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.464        $12.839        $11.461         $9.860              -
  Accumulation Unit Value at end of
   period                                $14.046        $12.464        $12.839        $11.461              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             58             54             28              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.440        $12.821        $11.450         $9.856         $9.899
  Accumulation Unit Value at end of
   period                                $14.012        $12.440        $12.821        $11.450         $9.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.346        $13.788        $12.345        $10.653              -
  Accumulation Unit Value at end of
   period                                $14.994        $13.346        $13.788        $12.345              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.988         $8.711         $8.220         $6.354        $10.347
  Accumulation Unit Value at end of
   period                                 $9.548         $7.988         $8.711         $8.220         $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                328            319            317            282            183

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

50

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.897         $8.637         $8.174         $6.338        $10.342
  Accumulation Unit Value at end of
   period                                 $9.410         $7.897         $8.637         $8.174         $6.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            132            133             90             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.836         $8.589         $8.144         $6.328        $10.339
  Accumulation Unit Value at end of
   period                                 $9.319         $7.836         $8.589         $8.144         $6.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             22             25             27             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.762         $8.528         $8.107         $6.315              -
  Accumulation Unit Value at end of
   period                                 $9.207         $7.762         $8.528         $8.107              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             70             73             77              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.747         $8.516         $8.100         $6.312        $10.333
  Accumulation Unit Value at end of
   period                                 $9.185         $7.747         $8.516         $8.100         $6.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             16             16             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.949        $14.270        $13.607        $10.630              -
  Accumulation Unit Value at end of
   period                                $15.315        $12.949        $14.270        $13.607              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              4              2              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.884        $11.873         $9.089         $5.848        $10.721
  Accumulation Unit Value at end of
   period                                $11.662        $10.884        $11.873         $9.089         $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             43             43             47             30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.760        $11.772         $9.039         $5.834        $10.716
  Accumulation Unit Value at end of
   period                                $11.494        $10.760        $11.772         $9.039         $5.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             10              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.678        $11.706         $9.006         $5.824        $10.713
  Accumulation Unit Value at end of
   period                                $11.383        $10.678        $11.706         $9.006         $5.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              6              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.576        $11.624         $8.965         $5.812              -
  Accumulation Unit Value at end of
   period                                $11.247        $10.576        $11.624         $8.965              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             10              7              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.556        $11.607         $8.957         $5.810        $10.707
  Accumulation Unit Value at end of
   period                                $11.220        $10.556        $11.607         $8.957         $5.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              5              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.542        $20.440        $15.813        $10.282              -
  Accumulation Unit Value at end of
   period                                $19.659        $18.542        $20.440        $15.813              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

OUTLOOK

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.292         $9.744         $8.982         $7.337        $10.397
  Accumulation Unit Value at end of
   period                                $10.362         $9.292         $9.744         $8.982         $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            212            222            222             97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.186         $9.662         $8.932         $7.319        $10.391
  Accumulation Unit Value at end of
   period                                $10.213         $9.186         $9.662         $8.932         $7.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             23             17             17              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.116         $9.607         $8.900         $7.307        $10.388
  Accumulation Unit Value at end of
   period                                $10.115         $9.116         $9.607         $8.900         $7.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              3              7              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.007        $13.743        $12.763        $10.504              -
  Accumulation Unit Value at end of
   period                                $14.397        $13.007        $13.743        $12.763              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3             13              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.012         $9.526         $8.851         $7.288        $10.383
  Accumulation Unit Value at end of
   period                                 $9.970         $9.012         $9.526         $8.851         $7.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.887        $13.657        $12.721        $10.501              -
  Accumulation Unit Value at end of
   period                                $14.222        $12.887        $13.657        $12.721              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.810         $8.247         $7.445         $5.436        $10.457
  Accumulation Unit Value at end of
   period                                 $7.720         $6.810         $8.247         $7.445         $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             24             26             30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.733         $8.177         $7.405         $5.423        $10.452
  Accumulation Unit Value at end of
   period                                 $7.609         $6.733         $8.177         $7.405         $5.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              5              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.681         $8.131         $7.378         $5.414        $10.449
  Accumulation Unit Value at end of
   period                                 $7.535         $6.681         $8.131         $7.378         $5.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             40             43             39             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.143        $16.036        $14.586        $10.730              -
  Accumulation Unit Value at end of
   period                                $14.787        $13.143        $16.036        $14.586              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

52

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.605         $8.062         $7.337         $5.400        $10.443
  Accumulation Unit Value at end of
   period                                 $7.427         $6.605         $8.062         $7.337         $5.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.022        $15.935        $14.538        $10.727              -
  Accumulation Unit Value at end of
   period                                $14.607        $13.022        $15.935        $14.538              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.507         $6.949         $6.773         $5.125        $10.781
  Accumulation Unit Value at end of
   period                                 $6.185         $5.507         $6.949         $6.773         $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            399            381            352            228
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.444         $6.890         $6.736         $5.112        $10.776
  Accumulation Unit Value at end of
   period                                 $6.096         $5.444         $6.890         $6.736         $5.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             63             62             65             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.402         $6.851         $6.712         $5.104        $10.772
  Accumulation Unit Value at end of
   period                                 $6.038         $5.402         $6.851         $6.712         $5.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             91             90             84             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.145        $14.170        $13.916        $10.609              -
  Accumulation Unit Value at end of
   period                                $12.425        $11.145        $14.170        $13.916              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              6              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.340         $6.793         $6.675         $5.091        $10.767
  Accumulation Unit Value at end of
   period                                 $5.951         $5.340         $6.793         $6.675         $5.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             10              9              9              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.042        $14.081        $13.870        $10.606              -
  Accumulation Unit Value at end of
   period                                $12.273        $11.042        $14.081        $13.870              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              1              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.483        $11.663         $9.367         $6.675        $10.790
  Accumulation Unit Value at end of
   period                                $12.216        $10.483        $11.663         $9.367         $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             27             31             27             22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.363        $11.565         $9.315         $6.658        $10.785
  Accumulation Unit Value at end of
   period                                $12.041        $10.363        $11.565         $9.315         $6.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              9              4              8

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.284        $11.499         $9.281         $6.647        $10.781
  Accumulation Unit Value at end of
   period                                $11.925        $10.284        $11.499         $9.281         $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10              8              8              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.766        $18.794        $15.207        $10.918              -
  Accumulation Unit Value at end of
   period                                $19.392        $16.766        $18.794        $15.207              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.167        $11.402         $9.231         $6.631        $10.776
  Accumulation Unit Value at end of
   period                                $11.753        $10.167        $11.402         $9.231         $6.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              4              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.611        $18.676        $15.157        $10.915              -
  Accumulation Unit Value at end of
   period                                $19.155        $16.611        $18.676        $15.157              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.895         $8.342         $7.612         $6.393        $10.560
  Accumulation Unit Value at end of
   period                                 $8.973         $7.895         $8.342         $7.612         $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.805         $8.271         $7.570         $6.377        $10.555
  Accumulation Unit Value at end of
   period                                 $8.844         $7.805         $8.271         $7.570         $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.746         $8.225         $7.542         $6.367        $10.552
  Accumulation Unit Value at end of
   period                                 $8.759         $7.746         $8.225         $7.542         $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              4              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.579        $13.390        $12.310        $10.417              -
  Accumulation Unit Value at end of
   period                                $14.189        $12.579        $13.390        $12.310              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              2              2              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.657         $8.155         $7.501         $6.351        $10.547
  Accumulation Unit Value at end of
   period                                 $8.633         $7.657         $8.155         $7.501         $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.463        $13.306        $12.269        $10.414              -
  Accumulation Unit Value at end of
   period                                $14.016        $12.463        $13.306        $12.269              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

54

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.635         $9.697         $8.791         $7.232        $10.072
  Accumulation Unit Value at end of
   period                                $10.975         $9.635         $9.697         $8.791         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            392            309            332            261
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.529         $9.620         $8.747         $7.217        $10.072
  Accumulation Unit Value at end of
   period                                $10.823         $9.529         $9.620         $8.747         $7.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             51             52             59             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.460         $9.568         $8.718         $7.207        $10.072
  Accumulation Unit Value at end of
   period                                $10.722         $9.460         $9.568         $8.718         $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            109            101            104             69
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.394        $13.582        $12.406        $10.282              -
  Accumulation Unit Value at end of
   period                                $15.143        $13.394        $13.582        $12.406              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             30             26              7              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.356         $9.492         $8.675         $7.193        $10.072
  Accumulation Unit Value at end of
   period                                $10.573         $9.356         $9.492         $8.675         $7.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              5              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.270        $13.497        $12.365        $10.279              -
  Accumulation Unit Value at end of
   period                                $14.958        $13.270        $13.497        $12.365              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             34             35             22              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.941         $9.200         $8.352         $6.662        $10.221
  Accumulation Unit Value at end of
   period                                 $9.985         $8.941         $9.200         $8.352         $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            151            158            150            110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.844         $9.126         $8.310         $6.648        $10.220
  Accumulation Unit Value at end of
   period                                 $9.846         $8.844         $9.126         $8.310         $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             45             50             50             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.779         $9.078         $8.283         $6.639        $10.220
  Accumulation Unit Value at end of
   period                                 $9.755         $8.779         $9.078         $8.283         $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            118            123            109             87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.598        $14.096        $12.894        $10.362              -
  Accumulation Unit Value at end of
   period                                $15.072        $13.598        $14.096        $12.894              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              9              6              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.683         $9.005         $8.241         $6.626        $10.220
  Accumulation Unit Value at end of
   period                                 $9.619         $8.683         $9.005         $8.241         $6.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              3              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.473        $14.008        $12.852        $10.359              -
  Accumulation Unit Value at end of
   period                                $14.888        $13.473        $14.008        $12.852              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              8              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.657        $10.236         $9.804         $8.880        $10.017
  Accumulation Unit Value at end of
   period                                $11.009        $10.657        $10.236         $9.804         $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                833            882            970            891            411
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.541        $10.155         $9.755         $8.862        $10.017
  Accumulation Unit Value at end of
   period                                $10.856        $10.541        $10.155         $9.755         $8.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151            170            188            159             77
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.464        $10.101         $9.722         $8.851        $10.017
  Accumulation Unit Value at end of
   period                                $10.755        $10.464        $10.101         $9.722         $8.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             88             96            122             93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.143        $11.751        $11.339        $10.348              -
  Accumulation Unit Value at end of
   period                                $12.449        $12.143        $11.751        $11.339              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             36             35             19              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.349        $10.020         $9.674         $8.833        $10.017
  Accumulation Unit Value at end of
   period                                $10.605        $10.349        $10.020         $9.674         $8.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             22             23             29              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.030        $11.677        $11.302        $10.345              -
  Accumulation Unit Value at end of
   period                                $12.297        $12.030        $11.677        $11.302              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              7              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.092        $10.814        $10.486         $9.741         $9.982
  Accumulation Unit Value at end of
   period                                $11.547        $11.092        $10.814        $10.486         $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            130            138            143             92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.971        $10.727        $10.433         $9.722         $9.982
  Accumulation Unit Value at end of
   period                                $11.386        $10.971        $10.727        $10.433         $9.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             37             35             34             18

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

56

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.890        $10.670        $10.398         $9.709         $9.982
  Accumulation Unit Value at end of
   period                                $11.280        $10.890        $10.670        $10.398         $9.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             20             22             22             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.885        $11.674        $11.405        $10.675              -
  Accumulation Unit Value at end of
   period                                $12.280        $11.885        $11.674        $11.405              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              8              7              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.771        $10.585        $10.346         $9.689         $9.982
  Accumulation Unit Value at end of
   period                                $11.124        $10.771        $10.585        $10.346         $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              2             12              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775        $11.601        $11.367        $10.672              -
  Accumulation Unit Value at end of
   period                                $12.130        $11.775        $11.601        $11.367              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              1              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.392         $9.000         $8.212         $5.990        $10.078
  Accumulation Unit Value at end of
   period                                 $9.683         $8.392         $9.000         $8.212         $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            370            400            442            310
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.301         $8.928         $8.171         $5.978        $10.078
  Accumulation Unit Value at end of
   period                                 $9.548         $8.301         $8.928         $8.171         $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             86             90            104             69
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.240         $8.880         $8.144         $5.970        $10.078
  Accumulation Unit Value at end of
   period                                 $9.459         $8.240         $8.880         $8.144         $5.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            209            226            228            185
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.447        $15.609        $14.350        $10.547              -
  Accumulation Unit Value at end of
   period                                $16.544        $14.447        $15.609        $14.350              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             24             16              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.150         $8.809         $8.103         $5.958        $10.078
  Accumulation Unit Value at end of
   period                                 $9.328         $8.150         $8.809         $8.103         $5.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             13             14             15             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.511        $14.303        $10.544              -
  Accumulation Unit Value at end of
   period                                $16.342        $14.313        $15.511        $14.303              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.647         $9.680         $8.833         $6.334        $10.057
  Accumulation Unit Value at end of
   period                                $10.393         $8.647         $9.680         $8.833         $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            133             97            105             82
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.552         $9.603         $8.789         $6.321        $10.057
  Accumulation Unit Value at end of
   period                                $10.249         $8.552         $9.603         $8.789         $6.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             40             42             38             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.490         $9.552         $8.760         $6.313        $10.057
  Accumulation Unit Value at end of
   period                                $10.153         $8.490         $9.552         $8.760         $6.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             22             18              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.177        $15.991        $14.702        $10.621              -
  Accumulation Unit Value at end of
   period                                $16.913        $14.177        $15.991        $14.702              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.397         $9.475         $8.716         $6.300        $10.057
  Accumulation Unit Value at end of
   period                                $10.012         $8.397         $9.475         $8.716         $6.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.046        $15.891        $14.654        $10.618              -
  Accumulation Unit Value at end of
   period                                $16.707        $14.046        $15.891        $14.654              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.587         $9.570         $7.970         $5.040        $10.088
  Accumulation Unit Value at end of
   period                                 $8.795         $7.587         $9.570         $7.970         $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            247            277            273            174
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.504         $9.494         $7.931         $5.030        $10.088
  Accumulation Unit Value at end of
   period                                 $8.672         $7.504         $9.494         $7.931         $5.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             47             52             47             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.449         $9.443         $7.904         $5.023        $10.088
  Accumulation Unit Value at end of
   period                                 $8.592         $7.449         $9.443         $7.904         $5.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             99            106            113             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.593        $19.817        $16.629        $10.595              -
  Accumulation Unit Value at end of
   period                                $17.940        $15.593        $19.817        $16.629              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             18             21             13              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

58

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.367         $9.368         $7.865         $5.013        $10.088
  Accumulation Unit Value at end of
   period                                 $8.472         $7.367         $9.368         $7.865         $5.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              5              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $19.693        $16.575        $10.591              -
  Accumulation Unit Value at end of
   period                                $17.721        $15.449        $19.693        $16.575              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.692         $9.260         $7.954         $5.817        $10.075
  Accumulation Unit Value at end of
   period                                $10.052         $8.692         $9.260         $7.954         $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,261          1,559          1,663          1,552            942
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.597         $9.186         $7.914         $5.805        $10.074
  Accumulation Unit Value at end of
   period                                 $9.912         $8.597         $9.186         $7.914         $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                258            286            329            301            173
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.534         $9.137         $7.888         $5.797        $10.074
  Accumulation Unit Value at end of
   period                                 $9.820         $8.534         $9.137         $7.888         $5.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                280            349            376            424            334
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.091        $16.199        $14.018        $10.328              -
  Accumulation Unit Value at end of
   period                                $17.321        $15.091        $16.199        $14.018              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            117            115             88              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.441         $9.065         $7.848         $5.785        $10.074
  Accumulation Unit Value at end of
   period                                 $9.683         $8.441         $9.065         $7.848         $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             58             72             64             40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.952        $16.097        $13.972        $10.325              -
  Accumulation Unit Value at end of
   period                                $17.110        $14.952        $16.097        $13.972              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             30             29             23              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.709         $9.046         $8.276         $6.430        $10.187
  Accumulation Unit Value at end of
   period                                $10.037         $8.709         $9.046         $8.276         $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            752            819            752            478
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.614         $8.973         $8.235         $6.417        $10.187
  Accumulation Unit Value at end of
   period                                 $9.897         $8.614         $8.973         $8.235         $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            116            126            116            109

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.551         $8.926         $8.207         $6.408        $10.187
  Accumulation Unit Value at end of
   period                                 $9.805         $8.551         $8.926         $8.207         $6.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            201            214            259            220
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.606        $14.238        $13.125        $10.274              -
  Accumulation Unit Value at end of
   period                                $15.563        $13.606        $14.238        $13.125              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             69             68             46              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.457         $8.854         $8.166         $6.396        $10.186
  Accumulation Unit Value at end of
   period                                 $9.669         $8.457         $8.854         $8.166         $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             48             54             62             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.480        $14.149        $13.082        $10.271              -
  Accumulation Unit Value at end of
   period                                $15.373        $13.480        $14.149        $13.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8             13              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.504         $8.895         $8.457         $6.023        $10.059
  Accumulation Unit Value at end of
   period                                 $8.678         $7.504         $8.895         $8.457         $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,082          1,252          1,101            983            579
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.422         $8.824         $8.415         $6.011        $10.059
  Accumulation Unit Value at end of
   period                                 $8.558         $7.422         $8.824         $8.415         $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                224            226            206            164            110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.367         $8.777         $8.387         $6.003        $10.059
  Accumulation Unit Value at end of
   period                                 $8.478         $7.367         $8.777         $8.387         $6.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            143            144            156            133
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.101        $15.646        $14.988        $10.754              -
  Accumulation Unit Value at end of
   period                                $15.038        $13.101        $15.646        $14.988              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             75             67             33              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.287         $8.707         $8.345         $5.991        $10.059
  Accumulation Unit Value at end of
   period                                 $8.360         $7.287         $8.707         $8.345         $5.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             19             19             21             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.980        $15.548        $14.939        $10.751              -
  Accumulation Unit Value at end of
   period                                $14.855        $12.980        $15.548        $14.939              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              8              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

60

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.496        $10.071         $8.710         $5.937        $10.052
  Accumulation Unit Value at end of
   period                                 $9.817         $8.496        $10.071         $8.710         $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            189            266            292            207
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.403         $9.990         $8.667         $5.925        $10.052
  Accumulation Unit Value at end of
   period                                 $9.681         $8.403         $9.990         $8.667         $5.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             40             46             36             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.341         $9.937         $8.638         $5.917        $10.052
  Accumulation Unit Value at end of
   period                                 $9.591         $8.341         $9.937         $8.638         $5.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            120            129            122            104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.671        $17.522        $15.269        $10.486              -
  Accumulation Unit Value at end of
   period                                $16.827        $14.671        $17.522        $15.269              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             70             36             24              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.250         $9.858         $8.595         $5.905        $10.052
  Accumulation Unit Value at end of
   period                                 $9.457         $8.250         $9.858         $8.595         $5.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14              5              7              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.536        $17.412        $15.219        $10.483              -
  Accumulation Unit Value at end of
   period                                $16.621        $14.536        $17.412        $15.219              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             15             12              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.286         $9.711         $8.443         $6.336        $10.608
  Accumulation Unit Value at end of
   period                                $10.608         $9.286         $9.711         $8.443         $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            521            530            512            384
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.179         $9.628         $8.397         $6.320        $10.603
  Accumulation Unit Value at end of
   period                                $10.455         $9.179         $9.628         $8.397         $6.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             80             84             90             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.109         $9.574         $8.366         $6.310        $10.599
  Accumulation Unit Value at end of
   period                                $10.354         $9.109         $9.574         $8.366         $6.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            165            171            169            134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.636        $15.421        $13.509        $10.214              -
  Accumulation Unit Value at end of
   period                                $16.596        $14.636        $15.421        $13.509              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            267            193             45              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.005         $9.493         $8.320         $6.294        $10.594
  Accumulation Unit Value at end of
   period                                $10.205         $9.005         $9.493         $8.320         $6.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             14             14             14             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.501        $15.325        $13.465        $10.211              -
  Accumulation Unit Value at end of
   period                                $16.393        $14.501        $15.325        $13.465              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             13              4              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.463         $9.894         $8.525         $6.383        $10.293
  Accumulation Unit Value at end of
   period                                $11.379         $9.463         $9.894         $8.525         $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              7              7              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.354         $9.810         $8.478         $6.367        $10.287
  Accumulation Unit Value at end of
   period                                $11.215         $9.354         $9.810         $8.478         $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.283         $9.755         $8.447         $6.356        $10.284
  Accumulation Unit Value at end of
   period                                $11.107         $9.283         $9.755         $8.447         $6.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              8              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.297        $16.115        $13.990        $10.553              -
  Accumulation Unit Value at end of
   period                                $18.257        $15.297        $16.115        $13.990              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.177         $9.672         $8.401         $6.340        $10.279
  Accumulation Unit Value at end of
   period                                $10.947         $9.177         $9.672         $8.401         $6.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.155        $16.014        $13.944        $10.550              -
  Accumulation Unit Value at end of
   period                                $18.034        $15.155        $16.014        $13.944              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.809         $8.959         $7.353         $5.842        $10.329
  Accumulation Unit Value at end of
   period                                 $9.913         $8.809         $8.959         $7.353         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             41             26             27              7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.708         $8.883         $7.313         $5.827        $10.323
  Accumulation Unit Value at end of
   period                                 $9.770         $8.708         $8.883         $7.313         $5.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              5              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

62

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.642         $8.833         $7.286         $5.817        $10.320
  Accumulation Unit Value at end of
   period                                 $9.676         $8.642         $8.833         $7.286         $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             20             13             13             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.854        $15.220        $12.586        $10.074              -
  Accumulation Unit Value at end of
   period                                $16.590        $14.854        $15.220        $12.586              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.543         $8.758         $7.246         $5.803        $10.315
  Accumulation Unit Value at end of
   period                                 $9.537         $8.543         $8.758         $7.246         $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              2              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.716        $15.124        $12.545        $10.071              -
  Accumulation Unit Value at end of
   period                                $16.388        $14.716        $15.124        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.784        $11.157         $8.822         $6.418        $10.251
  Accumulation Unit Value at end of
   period                                $11.025         $9.784        $11.157         $8.822         $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            370            412            436            302
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.672        $11.063         $8.774         $6.402        $10.246
  Accumulation Unit Value at end of
   period                                $10.866         $9.672        $11.063         $8.774         $6.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             85             88             82             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.598        $11.000         $8.742         $6.391        $10.242
  Accumulation Unit Value at end of
   period                                $10.762         $9.598        $11.000         $8.742         $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            145            150            150            122
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.646        $17.977        $14.322        $10.497              -
  Accumulation Unit Value at end of
   period                                $17.499        $15.646        $17.977        $14.322              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             39             39             28              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.488        $10.907         $8.693         $6.375        $10.237
  Accumulation Unit Value at end of
   period                                $10.606         $9.488        $10.907         $8.693         $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              7              5              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.501        $17.865        $14.275        $10.494              -
  Accumulation Unit Value at end of
   period                                $17.286        $15.501        $17.865        $14.275              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              6              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.165        $10.243         $8.242         $5.332        $10.457
  Accumulation Unit Value at end of
   period                                $11.454         $9.165        $10.243         $8.242         $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             79             59             17             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.060        $10.156         $8.197         $5.319        $10.451
  Accumulation Unit Value at end of
   period                                $11.289         $9.060        $10.156         $8.197         $5.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              6             13             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.990        $10.099         $8.167         $5.310        $10.448
  Accumulation Unit Value at end of
   period                                $11.181         $8.990        $10.099         $8.167         $5.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              8              8              9              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.051        $20.328        $16.480        $10.742              -
  Accumulation Unit Value at end of
   period                                $22.393        $18.051        $20.328        $16.480              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              3              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.887        $10.013         $8.122         $5.296        $10.443
  Accumulation Unit Value at end of
   period                                $11.019         $8.887        $10.013         $8.122         $5.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.885        $20.200        $16.426        $10.738              -
  Accumulation Unit Value at end of
   period                                $22.120        $17.885        $20.200        $16.426              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.081        $10.778         $9.439         $7.232        $10.888
  Accumulation Unit Value at end of
   period                                $10.832        $10.081        $10.778         $9.439         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             20             20             12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.965        $10.686         $9.387         $7.213        $10.882
  Accumulation Unit Value at end of
   period                                $10.676         $9.965        $10.686         $9.387         $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              6              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.889        $10.626         $9.352         $7.201        $10.878
  Accumulation Unit Value at end of
   period                                $10.573         $9.889        $10.626         $9.352         $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             12             14             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.682        $14.738        $13.004        $10.038              -
  Accumulation Unit Value at end of
   period                                $14.592        $13.682        $14.738        $13.004              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              5              5              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

64

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.776        $10.536         $9.301         $7.183        $10.873
  Accumulation Unit Value at end of
   period                                $10.421         $9.776        $10.536         $9.301         $7.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              5              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.555        $14.645        $12.961        $10.035              -
  Accumulation Unit Value at end of
   period                                $14.414        $13.555        $14.645        $12.961              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.735        $10.670         $9.639         $7.239        $10.503
  Accumulation Unit Value at end of
   period                                $11.886        $10.735        $10.670         $9.639         $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,276          1,402          1,481          1,520            870
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.613        $10.580         $9.586         $7.220        $10.498
  Accumulation Unit Value at end of
   period                                $11.715        $10.613        $10.580         $9.586         $7.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            359            366            346            225
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.531        $10.520         $9.550         $7.208        $10.494
  Accumulation Unit Value at end of
   period                                $11.602        $10.531        $10.520         $9.550         $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            226            236            256            216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.502        $15.524        $14.129        $10.690              -
  Accumulation Unit Value at end of
   period                                $17.036        $15.502        $15.524        $14.129              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             77             77             46              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.411        $10.431         $9.498         $7.190        $10.489
  Accumulation Unit Value at end of
   period                                $11.435        $10.411        $10.431         $9.498         $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             38             28             45             29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.359        $15.427        $14.082        $10.687              -
  Accumulation Unit Value at end of
   period                                $16.828        $15.359        $15.427        $14.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              6              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.572        $11.181         $8.871         $6.989        $10.774
  Accumulation Unit Value at end of
   period                                $12.299        $10.572        $11.181         $8.871         $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             71             69             61             45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.451        $11.086         $8.822         $6.971        $10.768
  Accumulation Unit Value at end of
   period                                $12.122        $10.451        $11.086         $8.822         $6.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             18             23             20             21

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.371        $11.024         $8.789         $6.959        $10.765
  Accumulation Unit Value at end of
   period                                $12.005        $10.371        $11.024         $8.789         $6.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             25             21             30             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.711        $16.742        $13.382        $10.622              -
  Accumulation Unit Value at end of
   period                                $18.141        $15.711        $16.742        $13.382              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             22             21             12              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.252        $10.930         $8.741         $6.942        $10.759
  Accumulation Unit Value at end of
   period                                $11.832        $10.252        $10.930         $8.741         $6.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10              8             15             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.566        $16.637        $13.338        $10.619              -
  Accumulation Unit Value at end of
   period                                $17.919        $15.566        $16.637        $13.338              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.646        $11.388         $9.080         $6.436        $10.703
  Accumulation Unit Value at end of
   period                                $11.601        $10.646        $11.388         $9.080         $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             45             35             42             27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.524        $11.291         $9.030         $6.420        $10.698
  Accumulation Unit Value at end of
   period                                $11.434        $10.524        $11.291         $9.030         $6.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8             10              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.443        $11.227         $8.997         $6.409        $10.694
  Accumulation Unit Value at end of
   period                                $11.324        $10.443        $11.227         $8.997         $6.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             36             42             47             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.257        $17.521        $14.076        $10.052              -
  Accumulation Unit Value at end of
   period                                $17.583        $16.257        $17.521        $14.076              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             12              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.324        $11.132         $8.948         $6.393        $10.689
  Accumulation Unit Value at end of
   period                                $11.160        $10.324        $11.132         $8.948         $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              5              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.106        $17.411        $14.030        $10.049              -
  Accumulation Unit Value at end of
   period                                $17.368        $16.106        $17.411        $14.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

66

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.821        $11.729        $10.755         $8.710        $10.182
  Accumulation Unit Value at end of
   period                                $13.101        $11.821        $11.729        $10.755         $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                673            719            711            719            382
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.686        $11.630        $10.695         $8.688        $10.177
  Accumulation Unit Value at end of
   period                                $12.912        $11.686        $11.630        $10.695         $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            130            144            139             74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.597        $11.564        $10.656         $8.674        $10.173
  Accumulation Unit Value at end of
   period                                $12.788        $11.597        $11.564        $10.656         $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            100             87             92             71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.926        $13.921        $12.861        $10.494              -
  Accumulation Unit Value at end of
   period                                $15.318        $13.926        $13.921        $12.861              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             96             86             44              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.464        $11.466        $10.598         $8.652        $10.168
  Accumulation Unit Value at end of
   period                                $12.604        $11.464        $11.466        $10.598         $8.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             29             20             24             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.797        $13.834        $12.818        $10.491              -
  Accumulation Unit Value at end of
   period                                $15.131        $13.797        $13.834        $12.818              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10              7              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.195        $10.176         $9.225         $7.198        $10.413
  Accumulation Unit Value at end of
   period                                $11.234        $10.195        $10.176         $9.225         $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183            107            126             89             46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.078        $10.089         $9.175         $7.180        $10.408
  Accumulation Unit Value at end of
   period                                $11.072        $10.078        $10.089         $9.175         $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             37             34             28             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.001        $10.032         $9.141         $7.168        $10.404
  Accumulation Unit Value at end of
   period                                $10.965        $10.001        $10.032         $9.141         $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              5              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.343        $14.424        $13.175        $10.358              -
  Accumulation Unit Value at end of
   period                                $15.687        $14.343        $14.424        $13.175              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.887         $9.947         $9.091         $7.150        $10.399
  Accumulation Unit Value at end of
   period                                $10.807         $9.887         $9.947         $9.091         $7.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.211        $14.334        $13.132        $10.355              -
  Accumulation Unit Value at end of
   period                                $15.495        $14.211        $14.334        $13.132              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.331         $9.561         $8.343         $5.823        $10.580
  Accumulation Unit Value at end of
   period                                 $9.698         $8.331         $9.561         $8.343         $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,010          3,744          3,856          3,572          2,144
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.236         $9.480         $8.297         $5.808        $10.575
  Accumulation Unit Value at end of
   period                                 $9.558         $8.236         $9.480         $8.297         $5.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                695            831            847            753            370
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.173         $9.426         $8.267         $5.798        $10.571
  Accumulation Unit Value at end of
   period                                 $9.466         $8.173         $9.426         $8.267         $5.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            451            493            551            409
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.608        $16.889        $14.849        $10.441              -
  Accumulation Unit Value at end of
   period                                $16.877        $14.608        $16.889        $14.849              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            146            137             78              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.079         $9.346         $8.221         $5.784        $10.566
  Accumulation Unit Value at end of
   period                                 $9.330         $8.079         $9.346         $8.221         $5.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69            113             95            112            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.473        $16.784        $14.800        $10.438              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.473        $16.784        $14.800              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             34             35             28              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.401         $9.448         $8.423         $6.815        $10.249
  Accumulation Unit Value at end of
   period                                $10.877         $9.401         $9.448         $8.423         $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            272            237            180             88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.293         $9.368         $8.376         $6.798        $10.244
  Accumulation Unit Value at end of
   period                                $10.720         $9.293         $9.368         $8.376         $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             60             71             57             27

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

68

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.222         $9.315         $8.346         $6.786        $10.240
  Accumulation Unit Value at end of
   period                                $10.617         $9.222         $9.315         $8.346         $6.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             28             28             28             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.061        $14.238        $12.788        $10.425              -
  Accumulation Unit Value at end of
   period                                $16.146        $14.061        $14.238        $12.788              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             17             12              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.117         $9.236         $8.300         $6.769        $10.235
  Accumulation Unit Value at end of
   period                                $10.464         $9.117         $9.236         $8.300         $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10              9              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.931        $14.149        $12.746        $10.422              -
  Accumulation Unit Value at end of
   period                                $15.949        $13.931        $14.149        $12.746              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.712         $9.745         $8.752         $7.136        $10.483
  Accumulation Unit Value at end of
   period                                $10.852         $9.712         $9.745         $8.752         $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,874          2,363          2,498          2,174          1,168
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.601         $9.663         $8.703         $7.118        $10.478
  Accumulation Unit Value at end of
   period                                $10.695         $9.601         $9.663         $8.703         $7.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                434            532            576            497            223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.527         $9.608         $8.672         $7.106        $10.474
  Accumulation Unit Value at end of
   period                                $10.592         $9.527         $9.608         $8.672         $7.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            176            199            209            159
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.760        $13.911        $12.587        $10.341              -
  Accumulation Unit Value at end of
   period                                $15.260        $13.760        $13.911        $12.587              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             93             86             33              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.418         $9.527         $8.624         $7.089        $10.469
  Accumulation Unit Value at end of
   period                                $10.440         $9.418         $9.527         $8.624         $7.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             40             39             40             38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.633        $13.824        $12.545        $10.338              -
  Accumulation Unit Value at end of
   period                                $15.073        $13.633        $13.824        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             11              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.822         $8.054         $7.167         $5.371        $10.508
  Accumulation Unit Value at end of
   period                                 $8.281         $6.822         $8.054         $7.167         $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             10             22             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.744         $7.986         $7.127         $5.358        $10.503
  Accumulation Unit Value at end of
   period                                 $8.162         $6.744         $7.986         $7.127         $5.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.692         $7.940         $7.101         $5.349        $10.499
  Accumulation Unit Value at end of
   period                                 $8.083         $6.692         $7.940         $7.101         $5.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.084        $15.564        $13.953        $10.537              -
  Accumulation Unit Value at end of
   period                                $15.764        $13.084        $15.564        $13.953              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.615         $7.873         $7.062         $5.335        $10.494
  Accumulation Unit Value at end of
   period                                 $7.966         $6.615         $7.873         $7.062         $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.963        $15.466        $13.907        $10.534              -
  Accumulation Unit Value at end of
   period                                $15.572        $12.963        $15.466        $13.907              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.751         $9.808         $8.594         $6.148        $10.477
  Accumulation Unit Value at end of
   period                                $10.191         $8.751         $9.808         $8.594         $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.651         $9.724         $8.547         $6.132        $10.472
  Accumulation Unit Value at end of
   period                                $10.045         $8.651         $9.724         $8.547         $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.585         $9.669         $8.516         $6.122        $10.468
  Accumulation Unit Value at end of
   period                                 $9.948         $8.585         $9.669         $8.516         $6.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              -              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.584        $16.467        $14.539        $10.478              -
  Accumulation Unit Value at end of
   period                                $16.857        $14.584        $16.467        $14.539              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

70

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.487         $9.587         $8.469         $6.107        $10.463
  Accumulation Unit Value at end of
   period                                 $9.804         $8.487         $9.587         $8.469         $6.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.449        $16.364        $14.491        $10.475              -
  Accumulation Unit Value at end of
   period                                $16.651        $14.449        $16.364        $14.491              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.114        $10.177         $8.667         $6.564        $10.643
  Accumulation Unit Value at end of
   period                                $10.616         $9.114        $10.177         $8.667         $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             14             14              2              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.010        $10.090         $8.619         $6.547        $10.637
  Accumulation Unit Value at end of
   period                                $10.463         $9.010        $10.090         $8.619         $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             12              5              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.941        $10.033         $8.588         $6.536        $10.634
  Accumulation Unit Value at end of
   period                                $10.362         $8.941        $10.033         $8.588         $6.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              3              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.123        $15.888        $13.633        $10.402              -
  Accumulation Unit Value at end of
   period                                $16.327        $14.123        $15.888        $13.633              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.838         $9.948         $8.541         $6.520        $10.628
  Accumulation Unit Value at end of
   period                                $10.213         $8.838         $9.948         $8.541         $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.992        $15.789        $13.588        $10.399              -
  Accumulation Unit Value at end of
   period                                $16.128        $13.992        $15.789        $13.588              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.974         $8.897         $7.693         $6.034        $10.179
  Accumulation Unit Value at end of
   period                                 $9.951         $7.974         $8.897         $7.693         $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                777          1,005          1,007            883            435
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.883         $8.821         $7.651         $6.019        $10.173
  Accumulation Unit Value at end of
   period                                 $9.807         $7.883         $8.821         $7.651         $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            173            176            143             60

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.823         $8.771         $7.623         $6.009        $10.170
  Accumulation Unit Value at end of
   period                                 $9.713         $7.823         $8.771         $7.623         $6.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            123            131            136            102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.623        $15.312        $13.341        $10.543              -
  Accumulation Unit Value at end of
   period                                $16.872        $13.623        $15.312        $13.341              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             34             32             13              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.733         $8.697         $7.581         $5.994        $10.165
  Accumulation Unit Value at end of
   period                                 $9.573         $7.733         $8.697         $7.581         $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             18             17             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.497        $15.216        $13.297        $10.540              -
  Accumulation Unit Value at end of
   period                                $16.666        $13.497        $15.216        $13.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10              3              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.280        $12.895        $11.287         $7.626        $10.352
  Accumulation Unit Value at end of
   period                                $14.932        $13.280        $12.895        $11.287         $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            148            111             52             28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.128        $12.786        $11.225         $7.607        $10.347
  Accumulation Unit Value at end of
   period                                $14.717        $13.128        $12.786        $11.225         $7.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             38             32             10              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.027        $12.714        $11.184         $7.594        $10.343
  Accumulation Unit Value at end of
   period                                $14.575        $13.027        $12.714        $11.184         $7.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             14             15             11              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.682        $17.299        $15.256        $10.385              -
  Accumulation Unit Value at end of
   period                                $19.733        $17.682        $17.299        $15.256              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16             14             10              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.878        $12.606        $11.122         $7.575        $10.338
  Accumulation Unit Value at end of
   period                                $14.365        $12.878        $12.606        $11.122         $7.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              2              9              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.519        $17.191        $15.206        $10.382              -
  Accumulation Unit Value at end of
   period                                $19.493        $17.519        $17.191        $15.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

72

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.793         $9.210         $8.178         $6.230        $10.408
  Accumulation Unit Value at end of
   period                                 $9.214         $7.793         $9.210         $8.178         $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            137            177            119             98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.704         $9.132         $8.133         $6.214        $10.403
  Accumulation Unit Value at end of
   period                                 $9.081         $7.704         $9.132         $8.133         $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             18             17             17              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.645         $9.080         $8.104         $6.204        $10.399
  Accumulation Unit Value at end of
   period                                 $8.994         $7.645         $9.080         $8.104         $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             16             12              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.083        $15.578        $13.937        $10.696              -
  Accumulation Unit Value at end of
   period                                $15.352        $13.083        $15.578        $13.937              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.558         $9.003         $8.059         $6.188        $10.394
  Accumulation Unit Value at end of
   period                                 $8.864         $7.558         $9.003         $8.059         $6.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              3              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.962        $15.480        $13.891        $10.693              -
  Accumulation Unit Value at end of
   period                                $15.165        $12.962        $15.480        $13.891              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.535         $9.693         $9.855        $10.012        $10.013
  Accumulation Unit Value at end of
   period                                 $9.379         $9.535         $9.693         $9.855        $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                501            789            859            631            526
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.426         $9.611         $9.801         $9.987        $10.008
  Accumulation Unit Value at end of
   period                                 $9.244         $9.426         $9.611         $9.801         $9.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            202            189            291            120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.354         $9.557         $9.765         $9.970        $10.004
  Accumulation Unit Value at end of
   period                                 $9.155         $9.354         $9.557         $9.765         $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89            123             24            165            102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.295         $9.520         $9.752         $9.982              -
  Accumulation Unit Value at end of
   period                                 $9.074         $9.295         $9.520         $9.752              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             47             11              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.247         $9.476         $9.711         $9.945        $10.000
  Accumulation Unit Value at end of
   period                                 $9.023         $9.247         $9.476         $9.711         $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             19              1              2              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.209         $9.461         $9.720         $9.979              -
  Accumulation Unit Value at end of
   period                                 $8.963         $9.209         $9.461         $9.720              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              4              4              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.803        $10.313         $8.446         $6.642        $10.461
  Accumulation Unit Value at end of
   period                                $11.151         $9.803        $10.313         $8.446         $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             24             21             24             21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.691        $10.226         $8.400         $6.625        $10.456
  Accumulation Unit Value at end of
   period                                $10.990         $9.691        $10.226         $8.400         $6.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.617        $10.168         $8.369         $6.614        $10.452
  Accumulation Unit Value at end of
   period                                $10.885         $9.617        $10.168         $8.369         $6.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             48             46             56             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.089        $15.994        $13.197        $10.456              -
  Accumulation Unit Value at end of
   period                                $17.036        $15.089        $15.994        $13.197              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.507        $10.082         $8.323         $6.597        $10.447
  Accumulation Unit Value at end of
   period                                $10.728         $9.507        $10.082         $8.323         $6.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              4             11             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.950        $15.894        $13.154        $10.453              -
  Accumulation Unit Value at end of
   period                                $16.828        $14.950        $15.894        $13.154              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.035        $10.320         $8.337         $5.732        $10.244
  Accumulation Unit Value at end of
   period                                $11.438        $10.035        $10.320         $8.337         $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             57             61             62             40
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.920        $10.232         $8.292         $5.718        $10.239
  Accumulation Unit Value at end of
   period                                $11.273         $9.920        $10.232         $8.292         $5.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             25             30             16

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

74

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.844        $10.174         $8.261         $5.708        $10.236
  Accumulation Unit Value at end of
   period                                $11.165         $9.844        $10.174         $8.261         $5.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5             11             12              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.648        $18.285        $14.884        $10.310              -
  Accumulation Unit Value at end of
   period                                $19.964        $17.648        $18.285        $14.884              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              5              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.732        $10.088         $8.216         $5.694        $10.230
  Accumulation Unit Value at end of
   period                                $11.004         $9.732        $10.088         $8.216         $5.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              2              4              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.485        $18.170        $14.835        $10.307              -
  Accumulation Unit Value at end of
   period                                $19.720        $17.485        $18.170        $14.835              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              4              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.300        $12.329         $9.179         $6.892        $10.631
  Accumulation Unit Value at end of
   period                                $14.203        $12.300        $12.329         $9.179         $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             87             27             26             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.159        $12.225         $9.128         $6.875        $10.626
  Accumulation Unit Value at end of
   period                                $13.999        $12.159        $12.225         $9.128         $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              3              3              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.066        $12.156         $9.095         $6.863        $10.622
  Accumulation Unit Value at end of
   period                                $13.864        $12.066        $12.156         $9.095         $6.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              5              5              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.575        $18.760        $14.071        $10.645              -
  Accumulation Unit Value at end of
   period                                $21.290        $18.575        $18.760        $14.071              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.928        $12.053         $9.045         $6.846        $10.617
  Accumulation Unit Value at end of
   period                                $13.664        $11.928        $12.053         $9.045         $6.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              2              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.404        $18.643        $14.025        $10.642              -
  Accumulation Unit Value at end of
   period                                $21.030        $18.404        $18.643        $14.025              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.547         $9.814         $8.691         $6.242        $10.633
  Accumulation Unit Value at end of
   period                                $10.742         $9.547         $9.814         $8.691         $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              8              7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.438         $9.731         $8.643         $6.227        $10.627
  Accumulation Unit Value at end of
   period                                $10.587         $9.438         $9.731         $8.643         $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              3              2              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.366         $9.675         $8.611         $6.216        $10.624
  Accumulation Unit Value at end of
   period                                $10.485         $9.366         $9.675         $8.611         $6.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              6              8              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $16.000        $14.276        $10.331              -
  Accumulation Unit Value at end of
   period                                $17.253        $15.449        $16.000        $14.276              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.259         $9.593         $8.564         $6.201        $10.618
  Accumulation Unit Value at end of
   period                                $10.334         $9.259         $9.593         $8.564         $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.307        $15.900        $14.229        $10.328              -
  Accumulation Unit Value at end of
   period                                $17.042        $15.307        $15.900        $14.229              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.331        $10.767        $10.181         $9.000         $9.941
  Accumulation Unit Value at end of
   period                                $11.986        $11.331        $10.767        $10.181         $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,683          3,028          3,167          2,750          1,387
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.202        $10.676        $10.125         $8.977         $9.936
  Accumulation Unit Value at end of
   period                                $11.814        $11.202        $10.676        $10.125         $8.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                578            621            682            556            220
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.116        $10.616        $10.088         $8.962         $9.933
  Accumulation Unit Value at end of
   period                                $11.700        $11.116        $10.616        $10.088         $8.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                244            232            278            292            204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.626        $12.088        $11.516        $10.256              -
  Accumulation Unit Value at end of
   period                                $13.256        $12.626        $12.088        $11.516              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            169            150             67              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

76

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.989        $10.526        $10.033         $8.940         $9.928
  Accumulation Unit Value at end of
   period                                $11.531        $10.989        $10.526        $10.033         $8.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             53             52             49             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.510        $12.012        $11.478        $10.253              -
  Accumulation Unit Value at end of
   period                                $13.094        $12.510        $12.012        $11.478              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             28             28             17              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.273         $9.959         $9.754         $9.592         $9.798
  Accumulation Unit Value at end of
   period                                $10.479        $10.273         $9.959         $9.754         $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            193            191            266            122
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.156         $9.874         $9.701         $9.568         $9.793
  Accumulation Unit Value at end of
   period                                $10.328        $10.156         $9.874         $9.701         $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             25             24             17              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.078         $9.819         $9.665         $9.552         $9.790
  Accumulation Unit Value at end of
   period                                $10.228        $10.078         $9.819         $9.665         $9.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            143            220             61             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.499        $10.254        $10.120        $10.026              -
  Accumulation Unit Value at end of
   period                                $10.629        $10.499        $10.254        $10.120              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             71             57             60              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.963         $9.735         $9.612         $9.529         $9.785
  Accumulation Unit Value at end of
   period                                $10.081         $9.963         $9.735         $9.612         $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             11             75             15              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.402        $10.190        $10.086        $10.024              -
  Accumulation Unit Value at end of
   period                                $10.499        $10.402        $10.190        $10.086              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -             18              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.415         $9.762         $8.655         $7.075        $10.637
  Accumulation Unit Value at end of
   period                                $10.834         $9.415         $9.762         $8.655         $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             29             25             25              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.307         $9.679         $8.607         $7.057        $10.632
  Accumulation Unit Value at end of
   period                                $10.677         $9.307         $9.679         $8.607         $7.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.236         $9.625         $8.576         $7.045        $10.628
  Accumulation Unit Value at end of
   period                                $10.575         $9.236         $9.625         $8.576         $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             15             20              8              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.412        $14.012        $12.516        $10.308              -
  Accumulation Unit Value at end of
   period                                $15.318        $13.412        $14.012        $12.516              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.130         $9.543         $8.529         $7.027        $10.623
  Accumulation Unit Value at end of
   period                                $10.422         $9.130         $9.543         $8.529         $7.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.288        $13.924        $12.475        $10.305              -
  Accumulation Unit Value at end of
   period                                $15.131        $13.288        $13.924        $12.475              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              -              -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.926        $10.345              -              -              -
  Accumulation Unit Value at end of
   period                                $11.891        $10.926              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                346             76              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.900        $10.341              -              -              -
  Accumulation Unit Value at end of
   period                                $11.827        $10.900              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125             76              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.883        $10.338              -              -              -
  Accumulation Unit Value at end of
   period                                $11.785        $10.883              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              5              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.861        $10.335              -              -              -
  Accumulation Unit Value at end of
   period                                $11.732        $10.861              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.857        $10.334              -              -              -
  Accumulation Unit Value at end of
   period                                $11.722        $10.857              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.836        $10.331              -              -              -
  Accumulation Unit Value at end of
   period                                $11.669        $10.836              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

78

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.622         $9.811         $9.130         $7.252        $10.385
  Accumulation Unit Value at end of
   period                                $10.753         $9.622         $9.811         $9.130         $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             10             16             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.512         $9.728         $9.080         $7.234        $10.380
  Accumulation Unit Value at end of
   period                                $10.598         $9.512         $9.728         $9.080         $7.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.439         $9.673         $9.047         $7.222        $10.376
  Accumulation Unit Value at end of
   period                                $10.497         $9.439         $9.673         $9.047         $7.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             28             33             34             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.202        $13.562        $12.716        $10.177              -
  Accumulation Unit Value at end of
   period                                $14.644        $13.202        $13.562        $12.716              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             15             14              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.332         $9.591         $8.997         $7.204        $10.371
  Accumulation Unit Value at end of
   period                                $10.346         $9.332         $9.591         $8.997         $7.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.080        $13.478        $12.674        $10.174              -
  Accumulation Unit Value at end of
   period                                $14.465        $13.080        $13.478        $12.674              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.595         $9.394         $8.481         $6.391        $10.303
  Accumulation Unit Value at end of
   period                                 $9.744         $8.595         $9.394         $8.481         $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                317            362            340            311            187
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.496         $9.315         $8.435         $6.375        $10.298
  Accumulation Unit Value at end of
   period                                 $9.603         $8.496         $9.315         $8.435         $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             61             71             58             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.431         $9.262         $8.404         $6.365        $10.295
  Accumulation Unit Value at end of
   period                                 $9.511         $8.431         $9.262         $8.404         $6.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             39             41             43             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.992        $15.409        $14.016        $10.641              -
  Accumulation Unit Value at end of
   period                                $15.744        $13.992        $15.409        $14.016              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             12              8              6              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.335         $9.184         $8.358         $6.349        $10.290
  Accumulation Unit Value at
   end of period                   $9.374         $8.335         $9.184         $8.358         $6.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             13             13             13             11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.863        $15.313        $13.971        $10.639              -
  Accumulation Unit Value at
   end of period                  $15.552        $13.863        $15.313        $13.971              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              3              1              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.991        $11.285         $8.948         $7.524        $10.730
  Accumulation Unit Value at
   end of period                  $12.287        $10.991        $11.285         $8.948         $7.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             75             58             23             19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.865        $11.189         $8.899         $7.506        $10.724
  Accumulation Unit Value at
   end of period                  $12.111        $10.865        $11.189         $8.899         $7.506
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             19             21              8              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.782        $11.126         $8.866         $7.493        $10.721
  Accumulation Unit Value at
   end of period                  $11.994        $10.782        $11.126         $8.866         $7.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             11              8              7              7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.940        $15.455        $12.347        $10.461              -
  Accumulation Unit Value at
   end of period                  $16.578        $14.940        $15.455        $12.347              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             82             73             11              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.659        $11.032         $8.818         $7.475        $10.716
  Accumulation Unit Value at
   end of period                  $11.822        $10.659        $11.032         $8.818         $7.475
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.802        $15.359        $12.307        $10.458              -
  Accumulation Unit Value at
   end of period                  $16.376        $14.802        $15.359        $12.307              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.135              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.822              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.129              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.797              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

80

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.126              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.781              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.122              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.760              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     102              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.121              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.756              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.117              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.736              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.275        $10.360         $8.620         $6.298        $10.475
  Accumulation Unit Value at
   end of period                  $11.833        $10.275        $10.360         $8.620         $6.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             23             27             23             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.157        $10.273         $8.573         $6.282        $10.470
  Accumulation Unit Value at
   end of period                  $11.662        $10.157        $10.273         $8.573         $6.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              8             10              7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.080        $10.215         $8.542         $6.271        $10.467
  Accumulation Unit Value at
   end of period                  $11.550        $10.080        $10.215         $8.542         $6.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2              2              2              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.843        $17.111        $14.345        $10.558              -
  Accumulation Unit Value at
   end of period                  $19.252        $16.843        $17.111        $14.345              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.965        $10.128         $8.495         $6.256        $10.462
  Accumulation Unit Value at
   end of period                  $11.384         $9.965        $10.128         $8.495         $6.256
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              1              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.688        $17.004        $14.298        $10.555              -
  Accumulation Unit Value at
   end of period                  $19.017        $16.688        $17.004        $14.298              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.421         $9.799         $8.880         $7.274        $10.476
  Accumulation Unit Value at
   end of period                  $10.597         $9.421         $9.799         $8.880         $7.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             19             20             21             19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.313         $9.717         $8.831         $7.256        $10.471
  Accumulation Unit Value at
   end of period                  $10.444         $9.313         $9.717         $8.831         $7.256
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              5              5              5              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.242         $9.662         $8.799         $7.244        $10.468
  Accumulation Unit Value at
   end of period                  $10.344         $9.242         $9.662         $8.799         $7.244
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              4              4              4              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.114        $13.743        $12.547        $10.355              -
  Accumulation Unit Value at
   end of period                  $14.640        $13.114        $13.743        $12.547              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.137         $9.580         $8.751         $7.226        $10.463
  Accumulation Unit Value at
   end of period                  $10.195         $9.137         $9.580         $8.751         $7.226
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.993        $13.657        $12.506        $10.353              -
  Accumulation Unit Value at
   end of period                  $14.461        $12.993        $13.657        $12.506              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.015              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.858              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.010              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.833              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.007              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.817              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.003              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.796              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

82

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.002              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.792              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.998              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.772              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.465        $12.141        $10.989         $8.318        $10.285
  Accumulation Unit Value at
   end of period                  $13.798        $12.465        $12.141        $10.989         $8.318
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     317            347            402            430            242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.323        $12.038        $10.929         $8.297        $10.280
  Accumulation Unit Value at
   end of period                  $13.600        $12.323        $12.038        $10.929         $8.297
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             62             64             69             34
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.229        $11.970        $10.889         $8.283        $10.277
  Accumulation Unit Value at
   end of period                  $13.469        $12.229        $11.970        $10.889         $8.283
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92             98            107            108             85
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.391        $15.103        $13.774        $10.504              -
  Accumulation Unit Value at
   end of period                  $16.910        $15.391        $15.103        $13.774              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             11             11              8              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.089        $11.869        $10.829         $8.263        $10.271
  Accumulation Unit Value at
   end of period                  $13.275        $12.089        $11.869        $10.829         $8.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              6              7              9              6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.249        $15.009        $13.729        $10.501              -
  Accumulation Unit Value at
   end of period                  $16.703        $15.249        $15.009        $13.729              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              3              2              -
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.607        $10.763         $9.534         $7.854        $10.366
  Accumulation Unit Value at
   end of period                  $11.733        $10.607        $10.763         $9.534         $7.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     101            102             79             64             37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.486        $10.672         $9.482         $7.834        $10.361
  Accumulation Unit Value at
   end of period                  $11.565        $10.486        $10.672         $9.482         $7.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             18             17             14              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.406        $10.612         $9.447         $7.821        $10.357
  Accumulation Unit Value at
   end of period                  $11.453        $10.406        $10.612         $9.447         $7.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              6              5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.751        $14.058        $12.546        $10.413              -
  Accumulation Unit Value at
   end of period                  $15.097        $13.751        $14.058        $12.546              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.287        $10.522         $9.395         $7.802        $10.352
  Accumulation Unit Value at
   end of period                  $11.289        $10.287        $10.522         $9.395         $7.802
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.624        $13.970        $12.505        $10.410              -
  Accumulation Unit Value at
   end of period                  $14.913        $13.624        $13.970        $12.505              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.602         $9.312         $8.063         $6.894        $10.527
  Accumulation Unit Value at
   end of period                   $9.484         $8.602         $9.312         $8.063         $6.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106            152            156            161            115
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.504         $9.233         $8.018         $6.877        $10.522
  Accumulation Unit Value at
   end of period                   $9.348         $8.504         $9.233         $8.018         $6.877
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             11             11             11              8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.439         $9.181         $7.989         $6.865        $10.518
  Accumulation Unit Value at
   end of period                   $9.258         $8.439         $9.181         $7.989         $6.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             29             29             30             24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.618        $13.761        $12.005        $10.342              -
  Accumulation Unit Value at
   end of period                  $13.808        $12.618        $13.761        $12.005              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.343         $9.103         $7.945         $6.848        $10.513
  Accumulation Unit Value at
   end of period                   $9.125         $8.343         $9.103         $7.945         $6.848
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.501        $13.675        $11.966        $10.339              -
  Accumulation Unit Value at
   end of period                  $13.639        $12.501        $13.675        $11.966              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

84

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.118        $10.344         $9.142         $6.768        $10.619
  Accumulation Unit Value at end of
   period                                $11.652        $10.118        $10.344         $9.142         $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             92             66              4              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.002        $10.256         $9.092         $6.751        $10.613
  Accumulation Unit Value at end of
   period                                $11.484        $10.002        $10.256         $9.092         $6.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.926        $10.198         $9.059         $6.740        $10.610
  Accumulation Unit Value at end of
   period                                $11.373         $9.926        $10.198         $9.059         $6.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.766        $15.209        $13.544        $10.102              -
  Accumulation Unit Value at end of
   period                                $16.877        $14.766        $15.209        $13.544              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.812        $10.112         $9.009         $6.723        $10.605
  Accumulation Unit Value at end of
   period                                $11.210         $9.812        $10.112         $9.009         $6.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.629        $15.114        $13.499        $10.099              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.629        $15.114        $13.499              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.265         $9.653         $8.850         $7.110        $10.600
  Accumulation Unit Value at end of
   period                                $10.830         $9.265         $9.653         $8.850         $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              3              4              2              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.159         $9.571         $8.802         $7.092        $10.595
  Accumulation Unit Value at end of
   period                                $10.674         $9.159         $9.571         $8.802         $7.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.089         $9.517         $8.770         $7.080        $10.591
  Accumulation Unit Value at end of
   period                                $10.572         $9.089         $9.517         $8.770         $7.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.017        $13.664        $12.622        $10.216              -
  Accumulation Unit Value at end of
   period                                $15.101        $13.017        $13.664        $12.622              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.985         $9.437         $8.722         $7.062        $10.586
  Accumulation Unit Value at end of
   period                                $10.419         $8.985         $9.437         $8.722         $7.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.896        $13.578        $12.581        $10.213              -
  Accumulation Unit Value at end of
   period                                $14.917        $12.896        $13.578        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.009        $11.466        $10.874         $9.537        $10.040
  Accumulation Unit Value at end of
   period                                $12.646        $12.009        $11.466        $10.874         $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            265            188             56             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.872        $11.369        $10.814         $9.513        $10.035
  Accumulation Unit Value at end of
   period                                $12.464        $11.872        $11.369        $10.814         $9.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             73             81             21              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.781        $11.305        $10.774         $9.497        $10.032
  Accumulation Unit Value at end of
   period                                $12.344        $11.781        $11.305        $10.774         $9.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              6              5              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.655        $12.174        $11.632        $10.279              -
  Accumulation Unit Value at end of
   period                                $13.227        $12.655        $12.174        $11.632              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             22             13              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.647        $11.209        $10.715         $9.474        $10.027
  Accumulation Unit Value at end of
   period                                $12.167        $11.647        $11.209        $10.715         $9.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.538        $12.098        $11.593        $10.276              -
  Accumulation Unit Value at end of
   period                                $13.065        $12.538        $12.098        $11.593              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.999        $10.007         $9.279         $8.013        $10.255
  Accumulation Unit Value at end of
   period                                $10.911         $9.999        $10.007         $9.279         $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            260            269            233            129
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.885         $9.922         $9.229         $7.993        $10.250
  Accumulation Unit Value at end of
   period                                $10.754         $9.885         $9.922         $9.229         $7.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            130             93             72             59

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

86

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.809         $9.866         $9.195         $7.980        $10.247
  Accumulation Unit Value at end of
   period                                $10.650         $9.809         $9.866         $9.195         $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             33             36             38             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.560        $12.664        $11.832        $10.295              -
  Accumulation Unit Value at end of
   period                                $13.603        $12.560        $12.664        $11.832              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             36             35             19              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.697         $9.783         $9.144         $7.960        $10.242
  Accumulation Unit Value at end of
   period                                $10.497         $9.697         $9.783         $9.144         $7.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             49             50             50             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.443        $12.585        $11.793        $10.292              -
  Accumulation Unit Value at end of
   period                                $13.436        $12.443        $12.585        $11.793              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.357         $9.557         $8.736         $7.253        $10.526
  Accumulation Unit Value at end of
   period                                $10.665         $9.357         $9.557         $8.736         $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            666            641            552            308
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.250         $9.476         $8.688         $7.235        $10.521
  Accumulation Unit Value at end of
   period                                $10.512         $9.250         $9.476         $8.688         $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            120            138            112             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.179         $9.423         $8.656         $7.223        $10.517
  Accumulation Unit Value at end of
   period                                $10.411         $9.179         $9.423         $8.656         $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            103            107            108             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.099        $13.480        $12.415        $10.385              -
  Accumulation Unit Value at end of
   period                                $14.820        $13.099        $13.480        $12.415              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             69             64             47              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.074         $9.343         $8.609         $7.205        $10.512
  Accumulation Unit Value at end of
   period                                $10.261         $9.074         $9.343         $8.609         $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             10              9              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.978        $13.396        $12.374        $10.382              -
  Accumulation Unit Value at end of
   period                                $14.639        $12.978        $13.396        $12.374              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              8              3              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.594        $10.063         $9.145         $7.547        $10.225
  Accumulation Unit Value at end of
   period                                $10.689         $9.594        $10.063         $9.145         $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            266            288            264            162
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.484         $9.978         $9.095         $7.528        $10.219
  Accumulation Unit Value at end of
   period                                $10.535         $9.484         $9.978         $9.095         $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             45             45             39             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.412         $9.922         $9.061         $7.515        $10.216
  Accumulation Unit Value at end of
   period                                $10.434         $9.412         $9.922         $9.061         $7.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             76             73             80             68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.614        $13.330        $12.205        $10.148              -
  Accumulation Unit Value at end of
   period                                $13.948        $12.614        $13.330        $12.205              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             17             14              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.304         $9.838         $9.011         $7.496        $10.211
  Accumulation Unit Value at end of
   period                                $10.283         $9.304         $9.838         $9.011         $7.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             14             10             18             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.497        $13.247        $12.165        $10.145              -
  Accumulation Unit Value at end of
   period                                $13.778        $12.497        $13.247        $12.165              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              8              6              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.812         $9.060         $8.294         $6.695        $10.230
  Accumulation Unit Value at end of
   period                                 $9.899         $8.812         $9.060         $8.294         $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                876            983            968            856            430
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.711         $8.984         $8.248         $6.678        $10.225
  Accumulation Unit Value at end of
   period                                 $9.756         $8.711         $8.984         $8.248         $6.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            263            287            271            161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.645         $8.933         $8.218         $6.667        $10.222
  Accumulation Unit Value at end of
   period                                 $9.662         $8.645         $8.933         $8.218         $6.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             94             98             97             76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.276        $13.752        $12.684        $10.316              -
  Accumulation Unit Value at end of
   period                                $14.801        $13.276        $13.752        $12.684              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             34             27             21              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

88

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.546         $8.857         $8.173         $6.650        $10.217
  Accumulation Unit Value at end of
   period                                 $9.523         $8.546         $8.857         $8.173         $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             23             23             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $13.666        $12.642        $10.313              -
  Accumulation Unit Value at end of
   period                                $14.620        $13.153        $13.666        $12.642              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             13              7              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.899         $9.173         $8.544         $6.026        $10.874
  Accumulation Unit Value at end of
   period                                 $9.962         $8.899         $9.173         $8.544         $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              8              9              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.797         $9.095         $8.498         $6.011        $10.869
  Accumulation Unit Value at end of
   period                                 $9.818         $8.797         $9.095         $8.498         $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.730         $9.044         $8.466         $6.001        $10.865
  Accumulation Unit Value at end of
   period                                 $9.724         $8.730         $9.044         $8.466         $6.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              5              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.821        $15.393        $14.446        $10.265              -
  Accumulation Unit Value at end of
   period                                $16.468        $14.821        $15.393        $14.446              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.630         $8.968         $8.420         $5.986        $10.860
  Accumulation Unit Value at end of
   period                                 $9.584         $8.630         $8.968         $8.420         $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.684        $15.297        $14.399        $10.262              -
  Accumulation Unit Value at end of
   period                                $16.267        $14.684        $15.297        $14.399              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.158        $10.178         $8.943         $6.524        $10.587
  Accumulation Unit Value at end of
   period                                $10.895         $9.158        $10.178         $8.943         $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            250            283            294            203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.053        $10.092         $8.894         $6.508        $10.582
  Accumulation Unit Value at end of
   period                                $10.739         $9.053        $10.092         $8.894         $6.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12             13              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.984        $10.035         $8.862         $6.497        $10.578
  Accumulation Unit Value at end of
   period                                $10.635         $8.984        $10.035         $8.862         $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             65             75             75             65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.614        $16.364        $14.487        $10.648              -
  Accumulation Unit Value at end of
   period                                $17.257        $14.614        $16.364        $14.487              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.881         $9.950         $8.813         $6.481        $10.573
  Accumulation Unit Value at end of
   period                                $10.482         $8.881         $9.950         $8.813         $6.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              5              5              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.479        $16.262        $14.440        $10.645              -
  Accumulation Unit Value at end of
   period                                $17.046        $14.479        $16.262        $14.440              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.470         $9.658         $8.477         $6.733        $10.551
  Accumulation Unit Value at end of
   period                                $10.862         $9.470         $9.658         $8.477         $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             27             28              7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.362         $9.576         $8.431         $6.716        $10.546
  Accumulation Unit Value at end of
   period                                $10.706         $9.362         $9.576         $8.431         $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.290         $9.522         $8.400         $6.705        $10.543
  Accumulation Unit Value at end of
   period                                $10.603         $9.290         $9.522         $8.400         $6.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             20             20             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.307        $14.701        $13.000        $10.404              -
  Accumulation Unit Value at end of
   period                                $16.288        $14.307        $14.701        $13.000              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.184         $9.442         $8.354         $6.688        $10.537
  Accumulation Unit Value at end of
   period                                $10.450         $9.184         $9.442         $8.354         $6.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.175        $14.609        $12.958        $10.401              -
  Accumulation Unit Value at end of
   period                                $16.089        $14.175        $14.609        $12.958              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

90

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL-& MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.553        $10.991         $9.080         $6.744        $10.519
  Accumulation Unit Value at end of
   period                                $12.215        $10.553        $10.991         $9.080         $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            162            171            182            105
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.433        $10.898         $9.030         $6.727        $10.513
  Accumulation Unit Value at end of
   period                                $12.039        $10.433        $10.898         $9.030         $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             32             36             43             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.353        $10.836         $8.997         $6.716        $10.510
  Accumulation Unit Value at end of
   period                                $11.923        $10.353        $10.836         $8.997         $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             64             68             69             51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.521        $17.336        $14.430        $10.797              -
  Accumulation Unit Value at end of
   period                                $18.980        $16.521        $17.336        $14.430              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.235        $10.745         $8.948         $6.699        $10.505
  Accumulation Unit Value at end of
   period                                $11.752        $10.235        $10.745         $8.948         $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              6              6              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.369        $17.227        $14.383        $10.794              -
  Accumulation Unit Value at end of
   period                                $18.748        $16.369        $17.227        $14.383              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.841         $9.410         $8.333         $6.390        $10.773
  Accumulation Unit Value at end of
   period                                 $9.834         $8.841         $9.410         $8.333         $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              2              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.740         $9.330         $8.287         $6.374        $10.768
  Accumulation Unit Value at end of
   period                                 $9.693         $8.740         $9.330         $8.287         $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.673         $9.278         $8.257         $6.363        $10.765
  Accumulation Unit Value at end of
   period                                 $9.600         $8.673         $9.278         $8.257         $6.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.780        $14.777        $13.184        $10.186              -
  Accumulation Unit Value at end of
   period                                $15.214        $13.780        $14.777        $13.184              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL-& MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.574         $9.199         $8.212         $6.347        $10.759
  Accumulation Unit Value at end of
   period                                 $9.461         $8.574         $9.199         $8.212         $6.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.653        $14.685        $13.141        $10.183              -
  Accumulation Unit Value at end of
   period                                $15.028        $13.653        $14.685        $13.141              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.441        $12.012        $10.839         $7.093        $10.239
  Accumulation Unit Value at end of
   period                                $12.551        $11.441        $12.012        $10.839         $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            471            478            484            267
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.311        $11.911        $10.779         $7.075        $10.234
  Accumulation Unit Value at end of
   period                                $12.371        $11.311        $11.911        $10.779         $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             89             97            112             66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.224        $11.843        $10.740         $7.063        $10.230
  Accumulation Unit Value at end of
   period                                $12.251        $11.224        $11.843        $10.740         $7.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             65             78             86             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.461        $17.413        $15.830        $10.436              -
  Accumulation Unit Value at end of
   period                                $17.923        $16.461        $17.413        $15.830              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                223            147            110             15              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.096        $11.743        $10.681         $7.045        $10.225
  Accumulation Unit Value at end of
   period                                $12.075        $11.096        $11.743        $10.681         $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             14              9              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.309        $17.304        $15.778        $10.433              -
  Accumulation Unit Value at end of
   period                                $17.704        $16.309        $17.304        $15.778              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              3              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.362         $9.185         $6.907        $10.295
  Accumulation Unit Value at end of
   period                                $11.401        $10.150        $10.362         $9.185         $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              2              2              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.034        $10.274         $9.135         $6.889        $10.290
  Accumulation Unit Value at end of
   period                                $11.237        $10.034        $10.274         $9.135         $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

92

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.957        $10.216         $9.101         $6.878        $10.287
  Accumulation Unit Value at end of
   period                                $11.129         $9.957        $10.216         $9.101         $6.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.011        $15.440        $13.790        $10.447              -
  Accumulation Unit Value at end of
   period                                $16.736        $15.011        $15.440        $13.790              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             10             10              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.843        $10.130         $9.051         $6.860        $10.281
  Accumulation Unit Value at end of
   period                                $10.969         $9.843        $10.130         $9.051         $6.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.872        $15.344        $13.744        $10.444              -
  Accumulation Unit Value at end of
   period                                $16.532        $14.872        $15.344        $13.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.571         $8.043         $7.431         $6.062        $10.500
  Accumulation Unit Value at end of
   period                                 $7.881         $6.571         $8.043         $7.431         $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              5              5              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.496         $7.975         $7.391         $6.047        $10.495
  Accumulation Unit Value at end of
   period                                 $7.767         $6.496         $7.975         $7.391         $6.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             22             22             22              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.446         $7.930         $7.363         $6.037        $10.491
  Accumulation Unit Value at end of
   period                                 $7.692         $6.446         $7.930         $7.363         $6.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.327        $13.967        $13.003        $10.686              -
  Accumulation Unit Value at end of
   period                                $13.482        $11.327        $13.967        $13.003              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.373         $7.862         $7.323         $6.021        $10.486
  Accumulation Unit Value at end of
   period                                 $7.581         $6.373         $7.862         $7.323         $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $13.880        $12.960        $10.683              -
  Accumulation Unit Value at end of
   period                                $13.317        $11.222        $13.880        $12.960              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.509         $7.676         $7.284         $5.869        $10.579
  Accumulation Unit Value at end of
   period                                 $7.793         $6.509         $7.676         $7.284         $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27              4              4              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.435         $7.611         $7.244         $5.854        $10.574
  Accumulation Unit Value at end of
   period                                 $7.680         $6.435         $7.611         $7.244         $5.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.386         $7.568         $7.218         $5.844        $10.571
  Accumulation Unit Value at end of
   period                                 $7.606         $6.386         $7.568         $7.218         $5.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.652        $13.844        $13.237        $10.745              -
  Accumulation Unit Value at end of
   period                                $13.845        $11.652        $13.844        $13.237              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.312         $7.503         $7.178         $5.829        $10.565
  Accumulation Unit Value at end of
   period                                 $7.497         $6.312         $7.503         $7.178         $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.545        $13.757        $13.193        $10.741              -
  Accumulation Unit Value at end of
   period                                $13.676        $11.545        $13.757        $13.193              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.882        $10.545         $8.509         $6.577        $10.314
  Accumulation Unit Value at end of
   period                                $11.420         $9.882        $10.545         $8.509         $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              5              5              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.769        $10.455         $8.462         $6.560        $10.309
  Accumulation Unit Value at end of
   period                                $11.256         $9.769        $10.455         $8.462         $6.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.694        $10.396         $8.431         $6.549        $10.305
  Accumulation Unit Value at end of
   period                                $11.147         $9.694        $10.396         $8.431         $6.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.726        $16.908        $13.746        $10.705              -
  Accumulation Unit Value at end of
   period                                $18.038        $15.726        $16.908        $13.746              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            125              3              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

94

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.583        $10.308         $8.385         $6.533        $10.300
  Accumulation Unit Value at end of
   period                                $10.986         $9.583        $10.308         $8.385         $6.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.581        $16.802        $13.701        $10.702              -
  Accumulation Unit Value at end of
   period                                $17.818        $15.581        $16.802        $13.701              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.207         $9.919         $8.589         $5.063         $9.905
  Accumulation Unit Value at end of
   period                                 $9.126         $8.207         $9.919         $8.589         $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            120            124            151             86
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.113         $9.835         $8.542         $5.051         $9.900
  Accumulation Unit Value at end of
   period                                 $8.995         $8.113         $9.835         $8.542         $5.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             20             20             22             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.051         $9.779         $8.510         $5.042         $9.897
  Accumulation Unit Value at end of
   period                                 $8.908         $8.051         $9.779         $8.510         $5.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             34             32             29             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.488        $20.079        $17.517        $10.404              -
  Accumulation Unit Value at end of
   period                                $18.199        $16.488        $20.079        $17.517              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            158            259             57              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.959         $9.697         $8.463         $5.029         $9.892
  Accumulation Unit Value at end of
   period                                 $8.780         $7.959         $9.697         $8.463         $5.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             25             27             17             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.336        $19.953        $17.459        $10.401              -
  Accumulation Unit Value at end of
   period                                $17.977        $16.336        $19.953        $17.459              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              1              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.058         $9.178         $8.609         $6.396        $10.347
  Accumulation Unit Value at end of
   period                                 $9.363         $8.058         $9.178         $8.609         $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             98             64             28             16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.966         $9.100         $8.562         $6.380        $10.341
  Accumulation Unit Value at end of
   period                                 $9.229         $7.966         $9.100         $8.562         $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             48             49             32             26

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.905         $9.049         $8.530         $6.369        $10.338
  Accumulation Unit Value at end of
   period                                 $9.140         $7.905         $9.049         $8.530         $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             20             18             18             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.184        $15.130        $14.299        $10.703              -
  Accumulation Unit Value at end of
   period                                $15.206        $13.184        $15.130        $14.299              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              9              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.814         $8.972         $8.483         $6.353        $10.333
  Accumulation Unit Value at end of
   period                                 $9.008         $7.814         $8.972         $8.483         $6.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              1              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.062        $15.035        $14.252        $10.700              -
  Accumulation Unit Value at end of
   period                                $15.020        $13.062        $15.035        $14.252              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.633        $12.967        $11.535         $9.889         $9.906
  Accumulation Unit Value at end of
   period                                $14.286        $12.633        $12.967        $11.535         $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            480            501            420            182
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.488        $12.857        $11.471         $9.864         $9.901
  Accumulation Unit Value at end of
   period                                $14.080        $12.488        $12.857        $11.471         $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             97             97             63             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.393        $12.784        $11.429         $9.848         $9.897
  Accumulation Unit Value at end of
   period                                $13.945        $12.393        $12.784        $11.429         $9.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             98             84             78             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.304        $13.759        $12.332        $10.652              -
  Accumulation Unit Value at end of
   period                                $14.933        $13.304        $13.759        $12.332              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             63             52             41              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.251        $12.676        $11.367         $9.823         $9.892
  Accumulation Unit Value at end of
   period                                $13.744        $12.251        $12.676        $11.367         $9.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             14             17              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.181        $13.673        $12.291        $10.649              -
  Accumulation Unit Value at end of
   period                                $14.751        $13.181        $13.673        $12.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

96

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.867         $8.613         $8.159         $6.333        $10.340
  Accumulation Unit Value at end of
   period                                 $9.365         $7.867         $8.613         $8.159         $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                427            389            384            313            153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.776         $8.540         $8.114         $6.317        $10.335
  Accumulation Unit Value at end of
   period                                 $9.230         $7.776         $8.540         $8.114         $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                196            214            227            229            189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.717         $8.492         $8.085         $6.307        $10.332
  Accumulation Unit Value at end of
   period                                 $9.141         $7.717         $8.492         $8.085         $6.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             26             27             28             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.909        $14.241        $13.592        $10.629              -
  Accumulation Unit Value at end of
   period                                $15.253        $12.909        $14.241        $13.592              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.629         $8.420         $8.040         $6.291        $10.326
  Accumulation Unit Value at end of
   period                                 $9.009         $7.629         $8.420         $8.040         $6.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             18             17             57             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.790        $14.151        $13.547        $10.626              -
  Accumulation Unit Value at end of
   period                                $15.066        $12.790        $14.151        $13.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             44             23             21              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.719        $11.739         $9.023         $5.829        $10.714
  Accumulation Unit Value at end of
   period                                $11.438        $10.719        $11.739         $9.023         $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            127            111             98             68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.596        $11.640         $8.973         $5.814        $10.709
  Accumulation Unit Value at end of
   period                                $11.274        $10.596        $11.640         $8.973         $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             12             15              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.515        $11.574         $8.941         $5.805        $10.706
  Accumulation Unit Value at end of
   period                                $11.166        $10.515        $11.574         $8.941         $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12              9              5              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.485        $20.397        $15.795        $10.281              -
  Accumulation Unit Value at end of
   period                                $19.579        $18.485        $20.397        $15.795              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.395        $11.477         $8.892         $5.790        $10.700
  Accumulation Unit Value at end of
   period                                $11.005        $10.395        $11.477         $8.892         $5.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              5              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.314        $20.270        $15.744        $10.278              -
  Accumulation Unit Value at end of
   period                                $19.340        $18.314        $20.270        $15.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                 AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                      VALUE FUND             GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (1)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        353,994                   3,259
                                     ============            ============
  Cost                                 $2,176,747                 $33,810
                                     ============            ============
  Market value                         $2,311,580                 $33,604
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        173                       1
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           2,311,753                  33,605
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       173                       1
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                            173                       1
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,311,580                 $33,604
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            202,920                   3,296
 Minimum unit fair value #*            $11.108599              $10.128418
 Maximum unit fair value #*            $11.989495              $10.272868
 Contract liability                    $2,311,580                 $33,604
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH     VPS INTERNATIONAL     VPS SMALL/MID-CAP      ALLIANCEBERNSTEIN
                                   STRATEGY PORTFOLIO      VALUE PORTFOLIO       VALUE PORTFOLIO      VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         384,034                611,143               102,872                13,363
                                      ============           ============          ============           ===========
  Cost                                  $3,957,752             $7,991,482            $1,422,484              $130,084
                                      ============           ============          ============           ===========
  Market value                          $4,612,246             $7,847,078            $1,808,493              $140,851
 Due from Sponsor Company                       --                     --                    --                    --
 Receivable from fund shares
  sold                                       6,543                  7,683                   667                     6
 Other assets                                   --                     --                     1                    --
                                      ------------           ------------          ------------           -----------
 Total assets                            4,618,789              7,854,761             1,809,161               140,857
                                      ------------           ------------          ------------           -----------
LIABILITIES:
 Due to Sponsor Company                      6,543                  7,683                   667                     6
 Payable for fund shares
  purchased                                     --                     --                    --                    --
 Other liabilities                              --                     --                    --                     1
                                      ------------           ------------          ------------           -----------
 Total liabilities                           6,543                  7,683                   667                     7
                                      ------------           ------------          ------------           -----------
NET ASSETS:
 For contract liabilities               $4,612,246             $7,847,078            $1,808,494              $140,850
                                      ============           ============          ============           ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             427,286              1,249,244               141,654                15,551
 Minimum unit fair value #*              $9.945658              $5.936420            $11.724910             $8.759176
 Maximum unit fair value #*             $14.456375             $12.475871            $19.471369             $9.148443
 Contract liability                     $4,612,246             $7,847,078            $1,808,494              $140,850
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     --                    --                    --
 Minimum unit fair value #*                     --                     --                    --                    --
 Maximum unit fair value #*                     --                     --                    --                    --
 Contract liability                             --                     --                    --                    --

                                                                INVESCO
                                   ALLIANCEBERNSTEIN        VAN KAMPEN V.I.      INVESCO V.I.
                                   VPS INTERNATIONAL             VALUE               CORE
                                   GROWTH PORTFOLIO       OPPORTUNITIES FUND      EQUITY FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (2)       SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         67,510                3,769,847           1,870,235
                                     ============            =============       =============
  Cost                                 $1,106,279              $35,066,969         $47,634,058
                                     ============            =============       =============
  Market value                         $1,144,972              $26,765,919         $56,353,730
 Due from Sponsor Company                      --                       --                  --
 Receivable from fund shares
  sold                                         96                    7,064              21,330
 Other assets                                  --                        1                  --
                                     ------------            -------------       -------------
 Total assets                           1,145,068               26,772,984          56,375,060
                                     ------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        96                    7,064              21,330
 Payable for fund shares
  purchased                                    --                       --                  --
 Other liabilities                             --                       --                   9
                                     ------------            -------------       -------------
 Total liabilities                             96                    7,064              21,339
                                     ------------            -------------       -------------
NET ASSETS:
 For contract liabilities              $1,144,972              $26,765,920         $56,353,721
                                     ============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            145,200               22,826,709           4,914,912
 Minimum unit fair value #*             $7.409056                $1.089896           $0.920380
 Maximum unit fair value #*            $14.847679               $16.753050          $14.758383
 Contract liability                    $1,144,972              $26,708,064         $56,333,689
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   47,398               1,539
 Minimum unit fair value #*                    --                $1.198617          $12.860346
 Maximum unit fair value #*                    --                $1.232874          $13.217990
 Contract liability                            --                  $57,856             $20,032

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO V.I.        INVESCO V.I.
                                         GOVERNMENT             HIGH
                                      SECURITIES FUND        YIELD FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         19,482,879            246,825
                                       ==============       ============
  Cost                                   $237,945,746         $1,350,744
                                       ==============       ============
  Market value                           $241,587,704         $1,384,690
 Due from Sponsor Company                      82,128                 --
 Receivable from fund shares
  sold                                             --                 83
 Other assets                                      12                 --
                                       --------------       ------------
 Total assets                             241,669,844          1,384,773
                                       --------------       ------------
LIABILITIES:
 Due to Sponsor Company                            --                 83
 Payable for fund shares
  purchased                                    82,128                 --
 Other liabilities                                 --                 --
                                       --------------       ------------
 Total liabilities                             82,128                 83
                                       --------------       ------------
NET ASSETS:
 For contract liabilities                $241,587,716         $1,384,690
                                       ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            175,706,103            708,040
 Minimum unit fair value #*                 $1.261345          $1.689227
 Maximum unit fair value #*                $10.826573         $19.654347
 Contract liability                      $241,351,710         $1,384,690
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                165,871                 --
 Minimum unit fair value #*                 $1.379402                 --
 Maximum unit fair value #*                 $1.436106                 --
 Contract liability                          $236,006                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  INVESCO V.I.
                                 INVESCO V.I.   INVESCO V.I.   INVESCO V.I.      BALANCED RISK
                                 INTERNATIONAL  MID CAP CORE     SMALL CAP         ALLOCATION
                                  GROWTH FUND    EQUITY FUND    EQUITY FUND           FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   2,092,600      4,250,221      2,044,833           637,968
                                 =============  =============  =============      ============
  Cost                             $53,853,123    $50,276,406    $29,523,554        $7,619,221
                                 =============  =============  =============      ============
  Market value                     $62,682,248    $54,019,722    $38,131,989        $8,019,261
 Due from Sponsor Company                   --             --             --                --
 Receivable from fund shares
  sold                                 155,453         56,255         49,883            88,394
 Other assets                               --              4              2                --
                                 -------------  -------------  -------------      ------------
 Total assets                       62,837,701     54,075,981     38,181,874         8,107,655
                                 -------------  -------------  -------------      ------------
LIABILITIES:
 Due to Sponsor Company                155,453         56,255         49,883            88,394
 Payable for fund shares
  purchased                                 --             --             --                --
 Other liabilities                           7             --             --                --
                                 -------------  -------------  -------------      ------------
 Total liabilities                     155,460         56,255         49,883            88,394
                                 -------------  -------------  -------------      ------------
NET ASSETS:
 For contract liabilities          $62,682,241    $54,019,726    $38,131,991        $8,019,261
                                 =============  =============  =============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      24,772,637     30,665,817      2,408,250           674,601
 Minimum unit fair value #*          $1.915511      $1.628022     $11.821691        $11.669377
 Maximum unit fair value #*         $16.334670     $14.253692     $17.581713        $12.138297
 Contract liability                $62,680,987    $53,959,474    $38,116,127        $8,019,261
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             599         33,039            959                --
 Minimum unit fair value #*          $2.094700      $1.780345     $16.369943                --
 Maximum unit fair value #*          $2.094700      $1.841555     $16.906052                --
 Contract liability                     $1,254        $60,252        $15,864                --


                                     INVESCO V.I.       AMERICAN CENTURY VP       AMERICAN FUNDS
                                     DIVERSIFIED              MID CAP                 GLOBAL
                                    DIVIDEND FUND            VALUE FUND              BOND FUND
                                   SUB-ACCOUNT (3)          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            382                  4,470               5,958,092
                                     ============           ============           =============
  Cost                                     $5,810                $61,925             $66,855,668
                                     ============           ============           =============
  Market value                             $6,221                $65,223             $73,105,785
 Due from Sponsor Company                      --                     --                      --
 Receivable from fund shares
  sold                                          1                      1                  57,230
 Other assets                                  --                     --                       2
                                     ------------           ------------           -------------
 Total assets                               6,222                 65,224              73,163,017
                                     ------------           ------------           -------------
LIABILITIES:
 Due to Sponsor Company                         1                      1                  57,230
 Payable for fund shares
  purchased                                    --                     --                      --
 Other liabilities                             --                     --                      --
                                     ------------           ------------           -------------
 Total liabilities                              1                      1                  57,230
                                     ------------           ------------           -------------
NET ASSETS:
 For contract liabilities                  $6,221                $65,223             $73,105,787
                                     ============           ============           =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                553                  5,767               5,500,306
 Minimum unit fair value #*            $11.244674             $11.076042              $12.261101
 Maximum unit fair value #*            $11.244674             $11.967240              $14.065520
 Contract liability                        $6,221                $65,223             $73,089,781
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     --                   1,174
 Minimum unit fair value #*                    --                     --              $13.590974
 Maximum unit fair value #*                    --                     --              $13.633472
 Contract liability                            --                     --                 $16,006

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL                AMERICAN FUNDS
                                      GROWTH AND                  ASSET
                                      INCOME FUND            ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,825,623                13,233,731
                                     =============            ==============
  Cost                                 $84,923,313              $193,653,484
                                     =============            ==============
  Market value                         $82,482,066              $242,309,623
 Due from Sponsor Company                       --                        --
 Receivable from fund shares
  sold                                      28,130                   395,917
 Other assets                                   --                        --
                                     -------------            --------------
 Total assets                           82,510,196               242,705,540
                                     -------------            --------------
LIABILITIES:
 Due to Sponsor Company                     28,130                   395,917
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                         6
                                     -------------            --------------
 Total liabilities                          28,130                   395,923
                                     -------------            --------------
NET ASSETS:
 For contract liabilities              $82,482,066              $242,309,617
                                     =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           7,226,707                16,275,250
 Minimum unit fair value #*             $10.755915                $13.607969
 Maximum unit fair value #*             $16.616463                $17.436772
 Contract liability                    $82,444,939              $242,073,396
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               3,231                    15,481
 Minimum unit fair value #*             $11.390260                $14.744102
 Maximum unit fair value #*             $11.662166                $16.611294
 Contract liability                        $37,127                  $236,221

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP                                      AMERICAN FUNDS
                                       INCOME AND             AMERICAN FUNDS              GLOBAL              AMERICAN FUNDS
                                      GROWTH FUND               BOND FUND               GROWTH FUND            GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       10,443,811               21,515,728               3,298,838              10,068,671
                                     ==============           ==============           =============          ==============
  Cost                                  $93,777,816             $236,169,785             $58,240,726            $523,368,198
                                     ==============           ==============           =============          ==============
  Market value                         $104,124,801             $240,330,687             $77,324,764            $608,651,147
 Due from Sponsor Company                        --                       --                  26,503                      --
 Receivable from fund shares
  sold                                       23,077                  201,877                      --                 973,877
 Other assets                                    --                       --                      --                       1
                                     --------------           --------------           -------------          --------------
 Total assets                           104,147,878              240,532,564              77,351,267             609,625,025
                                     --------------           --------------           -------------          --------------
LIABILITIES:
 Due to Sponsor Company                      23,077                  201,877                      --                 973,877
 Payable for fund shares
  purchased                                      --                       --                  26,503                      --
 Other liabilities                                3                        3                       2                      --
                                     --------------           --------------           -------------          --------------
 Total liabilities                           23,080                  201,880                  26,505                 973,877
                                     --------------           --------------           -------------          --------------
NET ASSETS:
 For contract liabilities              $104,124,798             $240,330,684             $77,324,762            $608,651,148
                                     ==============           ==============           =============          ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           92,192,122               15,650,901               4,864,258              47,062,616
 Minimum unit fair value #*               $1.038581               $12.424779              $11.509509               $9.602048
 Maximum unit fair value #*              $15.144108               $17.352941              $19.114856              $17.374393
 Contract liability                    $103,963,739             $240,169,956             $77,266,884            $608,232,287
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              139,125                    9,977                   3,649                  31,399
 Minimum unit fair value #*               $1.136620               $15.043527              $13.758655              $10.490008
 Maximum unit fair value #*               $1.184356               $16.531596              $18.346505              $16.209184
 Contract liability                        $161,059                 $160,728                 $57,878                $418,861


                                      AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME FUND        INTERNATIONAL FUND         NEW WORLD FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        14,375,069                 9,024,788                3,104,597
                                      ==============            ==============            =============
  Cost                                  $495,622,567              $152,381,598              $50,172,898
                                      ==============            ==============            =============
  Market value                          $549,702,679              $159,016,775              $70,629,588
 Due from Sponsor Company                         --                        --                       --
 Receivable from fund shares
  sold                                       876,119                   295,114                   74,712
 Other assets                                      2                         4                        3
                                      --------------            --------------            -------------
 Total assets                            550,578,800               159,311,893               70,704,303
                                      --------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                      876,115                   295,114                   74,712
 Payable for fund shares
  purchased                                       --                        --                       --
 Other liabilities                                --                        --                       --
                                      --------------            --------------            -------------
 Total liabilities                           876,115                   295,114                   74,712
                                      --------------            --------------            -------------
NET ASSETS:
 For contract liabilities               $549,702,685              $159,016,779              $70,629,591
                                      ==============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            39,323,664                11,480,225                2,721,722
 Minimum unit fair value #*               $12.655716                $10.034969               $16.796944
 Maximum unit fair value #*               $16.725635                $16.655505               $30.753042
 Contract liability                     $549,289,096              $158,935,247              $70,603,722
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                28,634                     5,573                      963
 Minimum unit fair value #*               $13.712504                $12.036953               $26.738472
 Maximum unit fair value #*               $15.933712                $16.343025               $29.297281
 Contract liability                         $413,589                   $81,532                  $25,869

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS              STERLING
                                     GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,840,445                     583
                                     =============             ===========
  Cost                                 $48,022,740                  $2,939
                                     =============             ===========
  Market value                         $56,411,254                  $4,024
 Due from Sponsor Company                       --                      --
 Receivable from fund shares
  sold                                      89,902                      --
 Other assets                                    1                      --
                                     -------------             -----------
 Total assets                           56,501,157                   4,024
                                     -------------             -----------
LIABILITIES:
 Due to Sponsor Company                     89,902                      --
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                       1
                                     -------------             -----------
 Total liabilities                          89,902                       1
                                     -------------             -----------
NET ASSETS:
 For contract liabilities              $56,411,255                  $4,023
                                     =============             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,239,170                     431
 Minimum unit fair value #*             $13.351073               $9.322593
 Maximum unit fair value #*             $21.189790               $9.458683
 Contract liability                    $56,299,584                  $4,023
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               5,863                      --
 Minimum unit fair value #*             $14.832357                      --
 Maximum unit fair value #*             $20.792156                      --
 Contract liability                       $111,671                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          COLUMBIA VARIABLE
                                       STERLING                STERLING                STERLING              PORTFOLIO --
                                    CAPITAL SELECT         CAPITAL SPECIAL          CAPITAL TOTAL           SMALL COMPANY
                                      EQUITY VIF          OPPORTUNITIES VIF        RETURN BOND VIF           GROWTH FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,341                 126,707                  89,769                 444,317
                                      ===========            ============            ============            ============
  Cost                                    $29,770              $1,771,627                $906,677              $5,837,282
                                      ===========            ============            ============            ============
  Market value                            $30,165              $2,126,146                $953,347              $5,762,793
 Due from Sponsor Company                      --                      --                      --                      --
 Receivable from fund shares
  sold                                          1                     255                      40                   4,338
 Other assets                                   1                      --                      --                       1
                                      -----------            ------------            ------------            ------------
 Total assets                              30,167               2,126,401                 953,387               5,767,132
                                      -----------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         1                     255                      40                   4,338
 Payable for fund shares
  purchased                                    --                      --                      --                      --
 Other liabilities                             --                       1                      --                      --
                                      -----------            ------------            ------------            ------------
 Total liabilities                              1                     256                      40                   4,338
                                      -----------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                 $30,166              $2,126,145                $953,347              $5,762,794
                                      ===========            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              3,260                 180,209                  76,368               4,105,894
 Minimum unit fair value #*             $9.247316              $11.261350              $12.046529               $1.147582
 Maximum unit fair value #*             $9.382311              $18.114222              $12.581729              $16.293683
 Contract liability                       $30,166              $2,126,145                $953,347              $5,761,681
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                      --                     885
 Minimum unit fair value #*                    --                      --                      --               $1.256731
 Maximum unit fair value #*                    --                      --                      --               $1.256731
 Contract liability                            --                      --                      --                  $1,113

                                      WELLS FARGO
                                      ADVANTAGE VT       FIDELITY VIP  FIDELITY VIP
                                         OMEGA              GROWTH     CONTRAFUND(R)
                                      GROWTH FUND         PORTFOLIO      PORTFOLIO
                                      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          44,973             19,742        872,643
                                      ============       ============  =============
  Cost                                  $1,026,797           $669,258    $17,633,266
                                      ============       ============  =============
  Market value                          $1,149,389           $822,044    $22,688,722
 Due from Sponsor Company                       --              8,887             --
 Receivable from fund shares
  sold                                          51                 --          4,681
 Other assets                                   --                 --             --
                                      ------------       ------------  -------------
 Total assets                            1,149,440            830,931     22,693,403
                                      ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                         51                 --          4,681
 Payable for fund shares
  purchased                                     --              8,887             --
 Other liabilities                               2                 --             --
                                      ------------       ------------  -------------
 Total liabilities                              53              8,887          4,681
                                      ------------       ------------  -------------
NET ASSETS:
 For contract liabilities               $1,149,387           $822,044    $22,688,722
                                      ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,049,531             80,115      1,940,544
 Minimum unit fair value #*              $0.872357          $9.676263     $10.180621
 Maximum unit fair value #*             $18.771297         $16.658417     $17.218699
 Contract liability                     $1,149,387           $822,044    $22,615,054
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                 --          6,945
 Minimum unit fair value #*                     --                 --     $10.608037
 Maximum unit fair value #*                     --                 --     $10.608037
 Contract liability                             --                 --        $73,668

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  FIDELITY VIP        FIDELITY VIP
                                     MID CAP        VALUE STRATEGIES
                                    PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      538,561             98,670
                                  =============       ============
  Cost                              $12,704,020           $803,414
                                  =============       ============
  Market value                      $16,146,042         $1,103,134
 Due from Sponsor Company                13,601              2,551
 Receivable from fund shares
  sold                                       --                 --
 Other assets                                --                 --
                                  -------------       ------------
 Total assets                        16,159,643          1,105,685
                                  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                      --                 --
 Payable for fund shares
  purchased                              13,601              2,551
 Other liabilities                            2                 --
                                  -------------       ------------
 Total liabilities                       13,603              2,551
                                  -------------       ------------
NET ASSETS:
 For contract liabilities           $16,146,040         $1,103,134
                                  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,418,813             89,631
 Minimum unit fair value #*          $10.606438         $10.992717
 Maximum unit fair value #*          $18.156329         $22.485313
 Contract liability                 $16,124,693         $1,070,583
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            1,929              2,842
 Minimum unit fair value #*          $11.025021         $11.454430
 Maximum unit fair value #*          $11.240452         $11.454430
 Contract liability                     $21,347            $32,551

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FIDELITY VIP                                 FRANKLIN
                                    DYNAMIC CAPITAL       FIDELITY VIP             RISING               FRANKLIN
                                     APPRECIATION       STRATEGIC INCOME         DIVIDENDS               INCOME
                                       PORTFOLIO            PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         30,390                6,511            12,257,913            51,927,381
                                      ===========          ===========          ============          ============
  Cost                                   $261,793              $75,571          $218,507,687          $776,105,068
                                      ===========          ===========          ============          ============
  Market value                           $298,735              $76,249          $265,268,303          $783,413,678
 Due from Sponsor Company                   4,306                   --                    --                    --
 Receivable from fund shares
  sold                                         --                    4               602,178               683,544
 Other assets                                  --                   --                    --                     9
                                      -----------          -----------          ------------          ------------
 Total assets                             303,041               76,253           265,870,481           784,097,231
                                      -----------          -----------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                        --                    4               602,178               683,544
 Payable for fund shares
  purchased                                 4,306                   --                    --                    --
 Other liabilities                             --                   --                    --                    --
                                      -----------          -----------          ------------          ------------
 Total liabilities                          4,306                    4               602,178               683,544
                                      -----------          -----------          ------------          ------------
NET ASSETS:
 For contract liabilities                $298,735              $76,249          $265,268,303          $783,413,687
                                      ===========          ===========          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             26,235                5,488            16,016,128            44,964,005
 Minimum unit fair value #*            $10.946791           $13.868175            $11.773511            $11.407465
 Maximum unit fair value #*            $18.331674           $13.941239            $17.864083            $19.536091
 Contract liability                      $298,735              $76,249          $265,145,624          $783,159,397
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   --                 7,159                14,100
 Minimum unit fair value #*                    --                   --            $16.605648            $11.886173
 Maximum unit fair value #*                    --                   --            $17.177421            $18.729297
 Contract liability                            --                   --              $122,679              $254,290

                                        FRANKLIN               FRANKLIN              FRANKLIN
                                        LARGE CAP               GLOBAL             SMALL-MID CAP
                                         GROWTH              REAL ESTATE              GROWTH
                                     SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,323,588                84,820              3,347,908
                                      ============            ==========            ===========
  Cost                                 $32,956,929            $1,361,339            $63,230,069
                                      ============            ==========            ===========
  Market value                         $37,642,120            $1,210,390            $70,495,270
 Due from Sponsor Company                   80,782                    --                     --
 Receivable from fund shares
  sold                                          --                   148                 50,220
 Other assets                                    3                    --                     --
                                      ------------            ----------            -----------
 Total assets                           37,722,905             1,210,538             70,545,490
                                      ------------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                         --                   148                 50,220
 Payable for fund shares
  purchased                                 80,782                    --                     --
 Other liabilities                              --                     1                      2
                                      ------------            ----------            -----------
 Total liabilities                          80,782                   149                 50,222
                                      ------------            ----------            -----------
NET ASSETS:
 For contract liabilities              $37,642,123            $1,210,389            $70,495,268
                                      ============            ==========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,189,014                58,268              6,215,238
 Minimum unit fair value #*             $10.941011            $16.807849              $7.823932
 Maximum unit fair value #*             $14.655314            $20.641837             $17.655035
 Contract liability                    $37,637,405            $1,175,862            $70,435,282
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 384                 1,728                  6,321
 Minimum unit fair value #*             $11.939571            $19.956570              $8.618275
 Maximum unit fair value #*             $12.400192            $20.641837             $15.413306
 Contract liability                         $4,718               $34,527                $59,986

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                       SMALL CAP                STRATEGIC
                                         VALUE                    INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         862,955                19,065,047
                                     =============            ==============
  Cost                                 $12,117,888              $231,526,642
                                     =============            ==============
  Market value                         $15,778,587              $250,767,429
 Due from Sponsor Company                   14,463                        --
 Receivable from fund shares
  sold                                          --                   268,537
 Other assets                                   --                         2
                                     -------------            --------------
 Total assets                           15,793,050               251,035,968
                                     -------------            --------------
LIABILITIES:
 Due to Sponsor Company                         --                   268,537
 Payable for fund shares
  purchased                                 14,463                        --
 Other liabilities                               3                        --
                                     -------------            --------------
 Total liabilities                          14,466                   268,537
                                     -------------            --------------
NET ASSETS:
 For contract liabilities              $15,778,584              $250,767,431
                                     =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,408,831                12,924,784
 Minimum unit fair value #*             $10.287202                $11.304926
 Maximum unit fair value #*             $18.215456                $23.805375
 Contract liability                    $15,774,388              $250,316,655
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 335                    22,828
 Minimum unit fair value #*             $12.539294                $13.100929
 Maximum unit fair value #*             $12.539294                $22.678720
 Contract liability                         $4,196                  $450,776

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                             DEVELOPING              TEMPLETON              TEMPLETON
                                     MUTUAL SHARES             MARKETS                FOREIGN                GROWTH
                                    SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      20,624,390              4,645,007              9,181,066             18,911,147
                                     =============          =============          =============          =============
  Cost                                $321,574,728            $45,937,812           $124,933,436           $225,635,520
                                     =============          =============          =============          =============
  Market value                        $355,309,142            $49,109,466           $131,974,526           $226,483,342
 Due from Sponsor Company                       --                     --                118,701                     --
 Receivable from fund shares
  sold                                     270,428                  4,841                     --                243,152
 Other assets                                   --                     --                     --                      3
                                     -------------          -------------          -------------          -------------
 Total assets                          355,579,570             49,114,307            132,093,227            226,726,497
                                     -------------          -------------          -------------          -------------
LIABILITIES:
 Due to Sponsor Company                    270,428                  4,841                     --                243,152
 Payable for fund shares
  purchased                                     --                     --                118,701                     --
 Other liabilities                               3                     --                     --                     --
                                     -------------          -------------          -------------          -------------
 Total liabilities                         270,431                  4,841                118,701                243,152
                                     -------------          -------------          -------------          -------------
NET ASSETS:
 For contract liabilities             $355,309,139            $49,109,466           $131,974,526           $226,483,345
                                     =============          =============          =============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          23,149,248              2,332,910             10,212,348             17,326,875
 Minimum unit fair value #*              $9.499909              $8.779978              $9.007965              $8.987151
 Maximum unit fair value #*             $19.449688             $27.446940             $15.777064             $15.464908
 Contract liability                   $355,056,956            $49,057,763           $131,883,195           $226,249,968
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              15,161                  2,824                  6,801                 17,052
 Minimum unit fair value #*             $15.360439              $9.126494             $12.763519             $13.089711
 Maximum unit fair value #*             $18.528860             $26.239600             $14.450830             $14.732652
 Contract liability                       $252,183                $51,703                $91,331               $233,377

                                                              FRANKLIN             FRANKLIN
                                        MUTUAL                FLEX CAP             LARGE CAP
                                   GLOBAL DISCOVERY            GROWTH                VALUE
                                    SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,601,259             1,334,273              686,861
                                     =============          ============          ===========
  Cost                                $103,320,570           $14,786,713           $7,143,586
                                     =============          ============          ===========
  Market value                        $113,098,590           $17,617,665           $7,603,555
 Due from Sponsor Company                       --                    --                   --
 Receivable from fund shares
  sold                                     248,945               119,658               13,480
 Other assets                                   --                     1                   --
                                     -------------          ------------          -----------
 Total assets                          113,347,535            17,737,324            7,617,035
                                     -------------          ------------          -----------
LIABILITIES:
 Due to Sponsor Company                    248,945               119,658               13,480
 Payable for fund shares
  purchased                                     --                    --                   --
 Other liabilities                               3                    --                    3
                                     -------------          ------------          -----------
 Total liabilities                         248,948               119,658               13,483
                                     -------------          ------------          -----------
NET ASSETS:
 For contract liabilities             $113,098,587           $17,617,666           $7,603,552
                                     =============          ============          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,517,722             1,530,740              705,497
 Minimum unit fair value #*             $10.258585            $10.573457           $10.117209
 Maximum unit fair value #*             $23.469095            $14.651700           $14.472108
 Contract liability                   $112,904,765           $17,607,390           $7,603,552
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              12,129                   886                   --
 Minimum unit fair value #*             $10.689142            $11.599133                   --
 Maximum unit fair value #*             $22.567072            $11.599133                   --
 Contract liability                       $193,822               $10,276                   --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,127,577                  764,004
                                     =============            =============
  Cost                                 $20,138,108              $16,421,136
                                     =============            =============
  Market value                         $22,345,329              $16,214,419
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      13,715                   19,037
 Other assets                                    1                        2
                                     -------------            -------------
 Total assets                           22,359,045               16,233,458
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     13,715                   19,037
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                          13,715                   19,037
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $22,345,330              $16,214,421
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,553,839                9,201,344
 Minimum unit fair value #*             $11.116423                $1.076636
 Maximum unit fair value #*             $15.493668               $15.686783
 Contract liability                    $22,297,942              $16,083,528
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               3,283                   98,048
 Minimum unit fair value #*             $14.285792                $1.173733
 Maximum unit fair value #*             $14.564771                $1.412800
 Contract liability                        $47,388                 $130,893

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD        HARTFORD        HARTFORD
                                     TOTAL          CAPITAL         DIVIDEND            HARTFORD
                                  RETURN BOND     APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                    HLS FUND        HLS FUND        HLS FUND            HLS FUND
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   13,749,971       3,289,527       4,692,825             32,332
                                 ==============  ==============  ==============       ============
  Cost                             $149,809,420    $113,824,534     $79,335,002           $294,342
                                 ==============  ==============  ==============       ============
  Market value                     $164,645,071    $142,494,692    $100,678,896           $340,243
 Due from Sponsor Company                    --              --              --                 --
 Receivable from fund shares
  sold                                   83,231          89,071          60,345                 52
 Other assets                                 4               2               1                  1
                                 --------------  --------------  --------------       ------------
 Total assets                       164,728,306     142,583,765     100,739,242            340,296
                                 --------------  --------------  --------------       ------------
LIABILITIES:
 Due to Sponsor Company                  83,231          89,071          60,345                 52
 Payable for fund shares
  purchased                                  --              --              --                 --
 Other liabilities                           --              --              --                 --
                                 --------------  --------------  --------------       ------------
 Total liabilities                       83,231          89,071          60,345                 52
                                 --------------  --------------  --------------       ------------
NET ASSETS:
 For contract liabilities          $164,645,075    $142,494,694    $100,678,897           $340,244
                                 ==============  ==============  ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       33,018,666      25,402,701      18,789,864             33,347
 Minimum unit fair value #*           $1.412253       $1.349318       $1.291440          $9.664197
 Maximum unit fair value #*          $13.530264      $17.226128      $15.575605         $16.926066
 Contract liability                $164,504,061    $142,293,074    $100,622,290           $340,244
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           78,337          75,892          38,051                 --
 Minimum unit fair value #*           $1.539495       $1.477620       $1.414217                 --
 Maximum unit fair value #*          $12.220173       $9.698099       $1.698622                 --
 Contract liability                    $141,014        $201,620         $56,607                 --

                                                                                  HARTFORD
                                       HARTFORD                HARTFORD          DISCIPLINED
                                      HEALTHCARE            GLOBAL GROWTH          EQUITY
                                       HLS FUND                HLS FUND           HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          9,939                  41,979             908,890
                                      ===========            ============       =============
  Cost                                   $131,956                $732,222          $9,374,833
                                      ===========            ============       =============
  Market value                           $176,031                $689,813         $12,398,837
 Due from Sponsor Company                      --                   8,777                  --
 Receivable from fund shares
  sold                                         20                      --               2,211
 Other assets                                  --                       1                  --
                                      -----------            ------------       -------------
 Total assets                             176,051                 698,591          12,401,048
                                      -----------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                        20                      --               2,211
 Payable for fund shares
  purchased                                    --                   8,777                  --
 Other liabilities                             --                      --                   1
                                      -----------            ------------       -------------
 Total liabilities                             20                   8,777               2,212
                                      -----------            ------------       -------------
NET ASSETS:
 For contract liabilities                $176,031                $689,814         $12,398,836
                                      ===========            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             68,159                 255,098           1,276,813
 Minimum unit fair value #*             $2.478414               $1.719632           $1.428693
 Maximum unit fair value #*             $2.586919              $15.828805          $16.212429
 Contract liability                      $176,031                $686,996         $12,395,173
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   1,545               2,514
 Minimum unit fair value #*                    --               $1.824202           $1.456919
 Maximum unit fair value #*                    --               $1.824202           $1.456919
 Contract liability                            --                  $2,818              $3,663

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                  HARTFORD
                                    HARTFORD       GROWTH
                                     GROWTH     OPPORTUNITIES
                                    HLS FUND      HLS FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      92,082      1,030,474
                                  ============  =============
  Cost                                $969,169    $21,486,361
                                  ============  =============
  Market value                      $1,187,943    $30,798,247
 Due from Sponsor Company                   --        113,739
 Receivable from fund shares
  sold                                     177             --
 Other assets                               --             --
                                  ------------  -------------
 Total assets                        1,188,120     30,911,986
                                  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                    177             --
 Payable for fund shares
  purchased                                 --        113,739
 Other liabilities                          --              2
                                  ------------  -------------
 Total liabilities                         177        113,741
                                  ------------  -------------
NET ASSETS:
 For contract liabilities           $1,187,943    $30,798,245
                                  ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         135,049      3,054,682
 Minimum unit fair value #*          $1.394765      $1.653911
 Maximum unit fair value #*         $16.665249     $16.941089
 Contract liability                 $1,187,943    $30,798,245
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --             --
 Minimum unit fair value #*                 --             --
 Maximum unit fair value #*                 --             --
 Contract liability                         --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD              HARTFORD
                                   HARTFORD       HARTFORD       INTERNATIONAL         SMALL/MID CAP
                                  HIGH YIELD       INDEX         OPPORTUNITIES             EQUITY
                                   HLS FUND       HLS FUND          HLS FUND              HLS FUND
                                  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,103,408       205,106           714,528               241,278
                                 =============  ============      ============          ============
  Cost                              $9,344,278    $6,036,470        $7,946,893            $1,878,901
                                 =============  ============      ============          ============
  Market value                     $10,017,305    $6,062,982        $9,070,974            $2,146,371
 Due from Sponsor Company               40,874        83,054                --                    --
 Receivable from fund shares
  sold                                      --            --             7,235                   118
 Other assets                               --             1                 3                    --
                                 -------------  ------------      ------------          ------------
 Total assets                       10,058,179     6,146,037         9,078,212             2,146,489
                                 -------------  ------------      ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     --            --             7,235                   118
 Payable for fund shares
  purchased                             40,874        83,054                --                    --
 Other liabilities                          --            --                --                     3
                                 -------------  ------------      ------------          ------------
 Total liabilities                      40,874        83,054             7,235                   121
                                 -------------  ------------      ------------          ------------
NET ASSETS:
 For contract liabilities          $10,017,305    $6,062,983        $9,070,977            $2,146,368
                                 =============  ============      ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         762,984       479,373         2,660,735               179,534
 Minimum unit fair value #*          $1.977863     $5.263116         $1.359405            $11.003602
 Maximum unit fair value #*         $19.814350    $16.107393        $15.415411            $19.964205
 Contract liability                $10,017,305    $6,062,983        $9,040,368            $2,146,368
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --            --            12,484                    --
 Minimum unit fair value #*                 --            --         $1.488683                    --
 Maximum unit fair value #*                 --            --         $9.214170                    --
 Contract liability                         --            --           $30,609                    --


                                        HARTFORD                HARTFORD            HARTFORD
                                         MIDCAP               MIDCAP VALUE        MONEY MARKET
                                        HLS FUND                HLS FUND            HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          41,774                  28,619          195,450,134
                                      ============            ============       ==============
  Cost                                    $954,487                $282,049         $195,450,134
                                      ============            ============       ==============
  Market value                          $1,167,562                $331,642         $195,450,134
 Due from Sponsor Company                       --                      --                   --
 Receivable from fund shares
  sold                                         103                      54            1,142,582
 Other assets                                   --                      --                   --
                                      ------------            ------------       --------------
 Total assets                            1,167,665                 331,696          196,592,716
                                      ------------            ------------       --------------
LIABILITIES:
 Due to Sponsor Company                        103                      54            1,142,582
 Payable for fund shares
  purchased                                     --                      --                   --
 Other liabilities                               1                      --                   14
                                      ------------            ------------       --------------
 Total liabilities                             104                      54            1,142,596
                                      ------------            ------------       --------------
NET ASSETS:
 For contract liabilities               $1,167,561                $331,642         $195,450,120
                                      ============            ============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             238,679                 106,437          169,514,457
 Minimum unit fair value #*              $4.684135               $1.773993            $0.898119
 Maximum unit fair value #*              $4.776588              $13.470653            $9.942655
 Contract liability                     $1,138,050                $331,642         $195,241,901
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               6,178                      --              192,618
 Minimum unit fair value #*              $4.776588                      --            $0.979023
 Maximum unit fair value #*              $4.776588                      --            $1.114977
 Contract liability                        $29,511                      --             $208,219

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        215,680                  48,096
                                     ============            ============
  Cost                                 $3,189,208                $953,703
                                     ============            ============
  Market value                         $4,180,771              $1,223,154
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                    103,152                 119,685
 Other assets                                   1                      --
                                     ------------            ------------
 Total assets                           4,283,924               1,342,839
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   103,152                 119,685
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                        103,152                 119,685
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $4,180,772              $1,223,154
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,528,353                 106,353
 Minimum unit fair value #*             $1.422858               $1.722674
 Maximum unit fair value #*            $17.105530              $21.377204
 Contract liability                    $4,162,240              $1,206,948
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             10,449                   1,141
 Minimum unit fair value #*             $1.558169              $14.203494
 Maximum unit fair value #*             $1.962034              $14.203494
 Contract liability                       $18,532                 $16,206

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                   HARTFORD       U.S. GOVERNMENT        HARTFORD        AMERICAN FUNDS
                                    STOCK            SECURITIES           VALUE         ASSET ALLOCATION
                                   HLS FUND           HLS FUND           HLS FUND           HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    195,657            771,893            133,030           1,287,100
                                 ============       ============       ============       =============
  Cost                             $9,143,420         $8,169,992         $1,291,708         $11,387,022
                                 ============       ============       ============       =============
  Market value                     $8,747,784         $8,295,668         $1,577,097         $14,210,818
 Due from Sponsor Company                  --                 --             47,675               2,310
 Receivable from fund shares
  sold                                  1,072             12,530                 --                  --
 Other assets                              --                 --                 --                   1
                                 ------------       ------------       ------------       -------------
 Total assets                       8,748,856          8,308,198          1,624,772          14,213,129
                                 ------------       ------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                 1,072             12,530                 --                  --
 Payable for fund shares
  purchased                                --                 --             47,675               2,310
 Other liabilities                          2                  2                 --                  --
                                 ------------       ------------       ------------       -------------
 Total liabilities                      1,074             12,532             47,675               2,310
                                 ------------       ------------       ------------       -------------
NET ASSETS:
 For contract liabilities          $8,747,782         $8,295,666         $1,577,097         $14,210,819
                                 ============       ============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      7,349,215            970,213            192,223           1,225,460
 Minimum unit fair value #*         $0.920603          $1.164575          $1.342484          $10.572757
 Maximum unit fair value #*        $17.323637         $11.394012         $15.653317          $15.205400
 Contract liability                $8,703,941         $8,295,666         $1,572,808         $14,210,819
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #         35,654                 --                396                  --
 Minimum unit fair value #*         $1.229622                 --         $10.833557                  --
 Maximum unit fair value #*         $1.229622                 --         $10.833557                  --
 Contract liability                   $43,841                 --             $4,289                  --

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                         GROWTH                   BOND                 GLOBAL BOND
                                        HLS FUND                HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         583,182                3,140,966                 387,486
                                      ============            =============            ============
  Cost                                  $4,594,930              $30,168,950              $3,881,447
                                      ============            =============            ============
  Market value                          $5,895,607              $33,037,180              $4,302,648
 Due from Sponsor Company                       --                       --                      --
 Receivable from fund shares
  sold                                       5,378                   11,062                     500
 Other assets                                    1                       --                      --
                                      ------------            -------------            ------------
 Total assets                            5,900,986               33,048,242               4,303,148
                                      ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      5,378                   11,062                     500
 Payable for fund shares
  purchased                                     --                       --                      --
 Other liabilities                              --                       --                       3
                                      ------------            -------------            ------------
 Total liabilities                           5,378                   11,062                     503
                                      ------------            -------------            ------------
NET ASSETS:
 For contract liabilities               $5,895,608              $33,037,180              $4,302,645
                                      ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             579,345                2,970,955                 370,709
 Minimum unit fair value #*              $9.619146               $10.599319              $10.669706
 Maximum unit fair value #*             $15.323942               $12.500323              $12.329999
 Contract liability                     $5,895,608              $33,000,461              $4,302,645
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    3,336                      --
 Minimum unit fair value #*                     --               $11.008625                      --
 Maximum unit fair value #*                     --               $11.008625                      --
 Contract liability                             --                  $36,719                      --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      AMERICAN FUNDS
                                       GLOBAL GROWTH           AMERICAN FUNDS
                                        AND INCOME             GLOBAL GROWTH
                                         HLS FUND                 HLS FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,245,863                 329,686
                                       =============            ============
  Cost                                    $9,276,651              $2,713,515
                                       =============            ============
  Market value                           $11,932,793              $3,446,586
 Due from Sponsor Company                      5,336                      --
 Receivable from fund shares
  sold                                            --                   8,054
 Other assets                                     --                       2
                                       -------------            ------------
 Total assets                             11,938,129               3,454,642
                                       -------------            ------------
LIABILITIES:
 Due to Sponsor Company                           --                   8,054
 Payable for fund shares
  purchased                                    5,336                      --
 Other liabilities                                 2                      --
                                       -------------            ------------
 Total liabilities                             5,338                   8,054
                                       -------------            ------------
NET ASSETS:
 For contract liabilities                $11,932,791              $3,446,588
                                       =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,207,407                 323,206
 Minimum unit fair value #*                $9.327855              $10.012084
 Maximum unit fair value #*               $16.611730              $16.982842
 Contract liability                      $11,932,791              $3,414,548
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                   3,083
 Minimum unit fair value #*                       --              $10.393325
 Maximum unit fair value #*                       --              $10.393325
 Contract liability                               --                 $32,040

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL SMALL         AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                    CAPITALIZATION            GROWTH              GROWTH-INCOME          INTERNATIONAL
                                       HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,078,463              5,403,582              3,033,594              4,393,979
                                     ============          =============          =============          =============
  Cost                                 $7,925,734            $40,527,266            $24,070,223            $33,129,450
                                     ============          =============          =============          =============
  Market value                         $8,935,634            $56,492,568            $30,944,587            $38,366,054
 Due from Sponsor Company                      --                     --                 41,375                     --
 Receivable from fund shares
  sold                                      5,501                 22,308                     --                  2,834
 Other assets                                  --                      3                     --                     --
                                     ------------          -------------          -------------          -------------
 Total assets                           8,941,135             56,514,879             30,985,962             38,368,888
                                     ------------          -------------          -------------          -------------
LIABILITIES:
 Due to Sponsor Company                     5,501                 22,308                     --                  2,834
 Payable for fund shares
  purchased                                    --                     --                 41,375                     --
 Other liabilities                             --                     --                      1                     --
                                     ------------          -------------          -------------          -------------
 Total liabilities                          5,501                 22,308                 41,376                  2,834
                                     ------------          -------------          -------------          -------------
NET ASSETS:
 For contract liabilities              $8,935,634            $56,492,571            $30,944,586            $38,366,054
                                     ============          =============          =============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            982,180              5,405,877              2,972,901              4,289,915
 Minimum unit fair value #*             $8.471939              $9.660438              $9.668837              $8.360003
 Maximum unit fair value #*            $18.014002             $17.971540             $16.147805             $15.602963
 Contract liability                    $8,904,993            $56,415,511            $30,919,444            $38,342,223
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              3,484                  7,666                  2,505                  2,746
 Minimum unit fair value #*             $8.794597             $10.051768             $10.037003              $8.678384
 Maximum unit fair value #*             $8.794597             $10.051768             $10.037003              $8.678384
 Contract liability                       $30,641                $77,060                $25,142                $23,831

                                                         HARTFORD
                                    AMERICAN FUNDS       PORTFOLIO       HUNTINGTON VA
                                      NEW WORLD         DIVERSIFIER          INCOME
                                       HLS FUND          HLS FUND         EQUITY FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        771,630          4,673,782           426,059
                                     ============      =============      ============
  Cost                                 $6,288,464        $45,509,963        $4,150,242
                                     ============      =============      ============
  Market value                         $7,300,894        $43,839,878        $4,090,166
 Due from Sponsor Company                      --            102,474                --
 Receivable from fund shares
  sold                                      2,232                 --             4,184
 Other assets                                   3                  1                 2
                                     ------------      -------------      ------------
 Total assets                           7,303,129         43,942,353         4,094,352
                                     ------------      -------------      ------------
LIABILITIES:
 Due to Sponsor Company                     2,232                 --             4,184
 Payable for fund shares
  purchased                                    --            102,474                --
 Other liabilities                             --                 --                --
                                     ------------      -------------      ------------
 Total liabilities                          2,232            102,474             4,184
                                     ------------      -------------      ------------
NET ASSETS:
 For contract liabilities              $7,300,897        $43,839,879        $4,090,168
                                     ============      =============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            696,793          4,718,791         1,011,689
 Minimum unit fair value #*             $9.457173          $8.956530         $1.265071
 Maximum unit fair value #*            $16.895634          $9.417426        $16.386427
 Contract liability                    $7,300,897        $43,839,879        $4,090,168
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                 --                --
 Minimum unit fair value #*                    --                 --                --
 Maximum unit fair value #*                    --                 --                --
 Contract liability                            --                 --                --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       DIVIDEND             HUNTINGTON VA
                                     CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        623,848                 289,578
                                     ============            ============
  Cost                                 $7,458,274              $2,460,532
                                     ============            ============
  Market value                         $6,725,084              $2,409,286
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                     14,296                   4,199
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           6,739,380               2,413,485
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    14,296                   4,199
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                         14,296                   4,199
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $6,725,084              $2,409,286
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,976,529               1,358,845
 Minimum unit fair value #*             $1.593481               $0.798347
 Maximum unit fair value #*            $17.608797              $13.470859
 Contract liability                    $6,725,084              $2,409,286
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        MID CORP                ROTATING             INTERNATIONAL           HUNTINGTON VA
                                      AMERICA FUND            MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         384,216                 104,893                 366,816                 287,579
                                      ============            ============            ============            ============
  Cost                                  $6,729,580              $1,282,357              $5,283,388              $2,785,307
                                      ============            ============            ============            ============
  Market value                          $7,107,998              $1,303,827              $5,219,797              $2,795,266
 Due from Sponsor Company                       --                      --                      --                      --
 Receivable from fund shares
  sold                                      31,397                   2,900                   3,674                   2,247
 Other assets                                    1                       1                      --                      --
                                      ------------            ------------            ------------            ------------
 Total assets                            7,139,396               1,306,728               5,223,471               2,797,513
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     31,397                   2,900                   3,674                   2,247
 Payable for fund shares
  purchased                                     --                      --                      --                      --
 Other liabilities                              --                      --                      --                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                          31,397                   2,900                   3,674                   2,247
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $7,107,999              $1,303,828              $5,219,797              $2,795,266
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,704,345                 312,582               1,179,556                 972,947
 Minimum unit fair value #*              $1.827363               $1.417233               $1.319495               $0.966856
 Maximum unit fair value #*             $19.139019              $16.438776              $14.418280              $15.076180
 Contract liability                     $7,107,999              $1,303,828              $5,219,797              $2,795,266
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --                      --
 Minimum unit fair value #*                     --                      --                      --                      --
 Maximum unit fair value #*                     --                      --                      --                      --
 Contract liability                             --                      --                      --                      --

                                     HUNTINGTON VA                               LORD ABBETT
                                        MORTGAGE             HUNTINGTON VA       FUNDAMENTAL
                                    SECURITIES FUND            SITUS FUND        EQUITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         269,000                 317,570             98,323
                                      ============            ============       ============
  Cost                                  $3,025,883              $4,455,811         $1,653,796
                                      ============            ============       ============
  Market value                          $3,217,238              $5,782,958         $1,731,468
 Due from Sponsor Company                       --                      --                 --
 Receivable from fund shares
  sold                                       1,996                  32,577              1,494
 Other assets                                   --                      --                 --
                                      ------------            ------------       ------------
 Total assets                            3,219,234               5,815,535          1,732,962
                                      ------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                      1,996                  32,577              1,494
 Payable for fund shares
  purchased                                     --                      --                 --
 Other liabilities                              --                       1                 --
                                      ------------            ------------       ------------
 Total liabilities                           1,996                  32,578              1,494
                                      ------------            ------------       ------------
NET ASSETS:
 For contract liabilities               $3,217,238              $5,782,957         $1,731,468
                                      ============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             740,411               2,906,501            136,090
 Minimum unit fair value #*              $1.162720               $1.546104         $11.067283
 Maximum unit fair value #*             $12.321661              $20.424090         $13.468330
 Contract liability                     $3,217,238              $5,782,957         $1,731,468
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                 --
 Minimum unit fair value #*                     --                      --                 --
 Maximum unit fair value #*                     --                      --                 --
 Contract liability                             --                      --                 --

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      CALIBRATED              LORD ABBETT
                                       DIVIDEND                  BOND
                                     GROWTH FUND            DEBENTURE FUND
                                   SUB-ACCOUNT (6)            SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        186,104                1,160,738
                                     ============            =============
  Cost                                 $2,283,007              $12,447,212
                                     ============            =============
  Market value                         $2,646,395              $14,184,225
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                      1,114                   17,203
 Other assets                                   1                        1
                                     ------------            -------------
 Total assets                           2,647,510               14,201,429
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     1,114                   17,203
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                          1,114                   17,203
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $2,646,396              $14,184,226
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            223,826                1,019,096
 Minimum unit fair value #*            $11.453398               $13.275221
 Maximum unit fair value #*            $15.097163               $16.978901
 Contract liability                    $2,646,396              $14,163,681
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    1,460
 Minimum unit fair value #*                    --               $14.067263
 Maximum unit fair value #*                    --               $14.067263
 Contract liability                            --                  $20,545

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      LORD ABBETT
                                       GROWTH AND         MFS(R) CORE        MFS(R) GROWTH       MFS(R) GLOBAL
                                      INCOME FUND        EQUITY SERIES          SERIES           EQUITY SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          90,905            321,179              710,285            481,426
                                      ============       ============        =============       ============
  Cost                                  $1,800,252         $5,184,675          $16,349,979         $5,951,230
                                      ============       ============        =============       ============
  Market value                          $2,235,361         $5,678,458          $20,452,998         $7,288,789
 Due from Sponsor Company                       --                 --                   --                 --
 Receivable from fund shares
  sold                                         134             26,937               89,183              1,343
 Other assets                                   --                  1                   --                 --
                                      ------------       ------------        -------------       ------------
 Total assets                            2,235,495          5,705,396           20,542,181          7,290,132
                                      ------------       ------------        -------------       ------------
LIABILITIES:
 Due to Sponsor Company                        134             26,937               89,183              1,343
 Payable for fund shares
  purchased                                     --                 --                   --                 --
 Other liabilities                              --                 --                    1                  3
                                      ------------       ------------        -------------       ------------
 Total liabilities                             134             26,937               89,184              1,346
                                      ------------       ------------        -------------       ------------
NET ASSETS:
 For contract liabilities               $2,235,361         $5,678,459          $20,452,997         $7,288,786
                                      ============       ============        =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             235,029            595,703            2,194,173            435,402
 Minimum unit fair value #*              $9.124707          $7.035600            $6.569011         $14.612304
 Maximum unit fair value #*              $9.669329         $16.613037           $16.946476         $19.929000
 Contract liability                     $2,235,361         $5,601,368          $20,358,757         $7,255,342
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --              7,849                9,608              2,097
 Minimum unit fair value #*                     --          $7.713386            $7.138561         $15.951482
 Maximum unit fair value #*                     --         $10.569931           $11.117367         $15.951482
 Contract liability                             --            $77,091              $94,240            $33,444

                                                             MFS(R) INVESTORS
                                       MFS(R) HIGH                GROWTH              MFS(R) INVESTORS
                                      INCOME SERIES            STOCK SERIES             TRUST SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        8,327,318                  842,429                4,150,587
                                      =============            =============            =============
  Cost                                  $75,193,736               $8,637,069              $75,755,923
                                      =============            =============            =============
  Market value                          $73,113,854              $10,286,064              $95,170,368
 Due from Sponsor Company                        --                       --                       --
 Receivable from fund shares
  sold                                       80,388                    3,473                   63,942
 Other assets                                     1                       --                       --
                                      -------------            -------------            -------------
 Total assets                            73,194,243               10,289,537               95,234,310
                                      -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                      80,388                    3,473                   63,942
 Payable for fund shares
  purchased                                      --                       --                       --
 Other liabilities                               --                       --                        5
                                      -------------            -------------            -------------
 Total liabilities                           80,388                    3,473                   63,947
                                      -------------            -------------            -------------
NET ASSETS:
 For contract liabilities               $73,113,855              $10,286,064              $95,170,363
                                      =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            4,404,314                1,151,227                8,814,635
 Minimum unit fair value #*              $15.319801                $7.079226                $9.713409
 Maximum unit fair value #*              $19.155468               $16.838482               $15.101493
 Contract liability                     $73,061,968              $10,204,245              $95,097,228
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                3,101                    8,481                    6,615
 Minimum unit fair value #*              $16.674415                $7.658907               $10.508703
 Maximum unit fair value #*              $17.246743               $10.619163               $12.449433
 Contract liability                         $51,887                  $81,819                  $73,135

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP             MFS(R) NEW
                                     GROWTH SERIES          DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,967,395                3,986,596
                                     =============            =============
  Cost                                 $19,037,173              $57,884,046
                                     =============            =============
  Market value                         $19,466,113              $62,669,056
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      87,180                   57,067
 Other assets                                    1                       --
                                     -------------            -------------
 Total assets                           19,553,294               62,726,123
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     87,180                   57,067
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                        2
                                     -------------            -------------
 Total liabilities                          87,180                   57,069
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $19,466,114              $62,669,054
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,311,292                3,985,918
 Minimum unit fair value #*              $5.376609               $10.544547
 Maximum unit fair value #*             $18.493798               $23.903936
 Contract liability                    $19,457,854              $62,519,917
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               1,365                    8,527
 Minimum unit fair value #*              $6.050138               $12.387699
 Maximum unit fair value #*              $6.050138               $21.145397
 Contract liability                         $8,260                 $149,137

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) TOTAL   MFS(R) VALUE      MFS(R) RESEARCH        MFS(R) RESEARCH
                                 RETURN SERIES      SERIES           BOND SERIES       INTERNATIONAL SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   15,739,119      5,998,107          6,383,079              1,649,433
                                 ==============  =============      =============          =============
  Cost                             $310,069,838    $76,172,715        $77,276,316            $23,127,908
                                 ==============  =============      =============          =============
  Market value                     $315,385,217    $86,066,143        $85,900,777            $20,403,491
 Due from Sponsor Company                    --             --                 --                     --
 Receivable from fund shares
  sold                                  215,738        135,206              4,219                 32,237
 Other assets                                --             --                  1                      2
                                 --------------  -------------      -------------          -------------
 Total assets                       315,600,955     86,201,349         85,904,997             20,435,730
                                 --------------  -------------      -------------          -------------
LIABILITIES:
 Due to Sponsor Company                 215,738        135,206              4,219                 32,237
 Payable for fund shares
  purchased                                  --             --                 --                     --
 Other liabilities                            6              1                 --                     --
                                 --------------  -------------      -------------          -------------
 Total liabilities                      215,744        135,207              4,219                 32,237
                                 --------------  -------------      -------------          -------------
NET ASSETS:
 For contract liabilities          $315,385,211    $86,066,142        $85,900,778            $20,403,493
                                 ==============  =============      =============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       21,217,829      5,634,513          6,465,008              1,561,913
 Minimum unit fair value #*          $10.497182     $10.260802         $10.936840             $12.238894
 Maximum unit fair value #*          $17.914077     $19.317629         $14.384205             $14.584528
 Contract liability                $315,258,286    $86,064,958        $85,881,676            $20,396,439
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            7,966             66              1,416                    540
 Minimum unit fair value #*          $14.456951     $17.956875         $13.460119             $13.064091
 Maximum unit fair value #*          $17.066066     $17.956875         $13.779293             $13.064091
 Contract liability                    $126,925         $1,184            $19,102                 $7,054

                                                               BLACKROCK                 BLACKROCK
                                    MFS(R) RESEARCH              GLOBAL                    GLOBAL
                                         SERIES           ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         228,008                   6,752                     1,517
                                      ============            ============              ============
  Cost                                  $4,173,417                 $94,694                   $20,001
                                      ============            ============              ============
  Market value                          $4,981,966                 $96,822                   $21,086
 Due from Sponsor Company                       --                      --                        --
 Receivable from fund shares
  sold                                      46,610                       5                         4
 Other assets                                   --                      --                        --
                                      ------------            ------------              ------------
 Total assets                            5,028,576                  96,827                    21,090
                                      ------------            ------------              ------------
LIABILITIES:
 Due to Sponsor Company                     46,610                       5                         4
 Payable for fund shares
  purchased                                     --                      --                        --
 Other liabilities                               1                      --                        --
                                      ------------            ------------              ------------
 Total liabilities                          46,611                       5                         4
                                      ------------            ------------              ------------
NET ASSETS:
 For contract liabilities               $4,981,965                 $96,822                   $21,086
                                      ============            ============              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             379,049                   9,304                     1,462
 Minimum unit fair value #*             $12.462085              $10.372214                $14.419749
 Maximum unit fair value #*             $14.183107              $10.488588                $14.419749
 Contract liability                     $4,981,965                 $96,822                   $21,086
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                        --
 Minimum unit fair value #*                     --                      --                        --
 Maximum unit fair value #*                     --                      --                        --
 Contract liability                             --                      --                        --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        BLACKROCK               BLACKROCK
                                        LARGE CAP                 EQUITY
                                     GROWTH V.I. FUND       DIVIDEND V.I. FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           35,922                 114,977
                                       ============            ============
  Cost                                     $347,872                $994,751
                                       ============            ============
  Market value                             $414,538              $1,029,040
 Due from Sponsor Company                        --                      --
 Receivable from fund shares
  sold                                           70                      62
 Other assets                                    --                      --
                                       ------------            ------------
 Total assets                               414,608               1,029,102
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          70                      62
 Payable for fund shares
  purchased                                      --                      --
 Other liabilities                               --                      --
                                       ------------            ------------
 Total liabilities                               70                      62
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                  $414,538              $1,029,040
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               35,872                  89,954
 Minimum unit fair value #*               $9.805179              $11.271579
 Maximum unit fair value #*              $11.776568              $11.598160
 Contract liability                        $414,538              $1,029,040
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     INVESCO                                MORGAN STANLEY
                                 UIF MID CAP     VAN KAMPEN V.I.      MORGAN STANLEY --        MULTI CAP
                                    GROWTH           AMERICAN           FOCUS GROWTH            GROWTH
                                  PORTFOLIO         VALUE FUND            PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT     SUB-ACCOUNT (7)         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    197,929            56,494                  214               11,726
                                 ============      ============          ===========          ===========
  Cost                             $1,806,353          $664,395               $5,228             $163,612
                                 ============      ============          ===========          ===========
  Market value                     $2,105,964          $836,670               $4,896             $180,121
 Due from Sponsor Company                  --           102,077                   --                   --
 Receivable from fund shares
  sold                                 10,565                --                    1                   73
 Other assets                              --                --                    1                   --
                                 ------------      ------------          -----------          -----------
 Total assets                       2,116,529           938,747                4,898              180,194
                                 ------------      ------------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                10,565                --                    1                   73
 Payable for fund shares
  purchased                                --           102,077                   --                   --
 Other liabilities                         --                --                   --                   --
                                 ------------      ------------          -----------          -----------
 Total liabilities                     10,565           102,077                    1                   73
                                 ------------      ------------          -----------          -----------
NET ASSETS:
 For contract liabilities          $2,105,964          $836,670               $4,897             $180,121
                                 ============      ============          ===========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        179,713            69,297                  589               33,561
 Minimum unit fair value #*        $11.004969        $11.550241            $8.314405            $5.104420
 Maximum unit fair value #*        $19.983285        $19.331118            $8.314405            $5.653693
 Contract liability                $2,081,401          $836,670               $4,897             $180,121
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          2,147                --                   --                   --
 Minimum unit fair value #*        $11.438423                --                   --                   --
 Maximum unit fair value #*        $11.438423                --                   --                   --
 Contract liability                   $24,563                --                   --                   --

                                  MORGAN STANLEY --
                                       MID CAP          MORGAN STANLEY --          BLACKROCK
                                        GROWTH           FLEXIBLE INCOME            CAPITAL
                                      PORTFOLIO             PORTFOLIO        APPRECIATION V.I. FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          5,358                13,211                114,739
                                     ============          ============           ============
  Cost                                   $193,733               $86,554               $958,777
                                     ============          ============           ============
  Market value                           $171,993               $84,156               $972,985
 Due from Sponsor Company                      --                    --                     --
 Receivable from fund shares
  sold                                         44                    12                     58
 Other assets                                  --                    --                     --
                                     ------------          ------------           ------------
 Total assets                             172,037                84,168                973,043
                                     ------------          ------------           ------------
LIABILITIES:
 Due to Sponsor Company                        44                    12                     58
 Payable for fund shares
  purchased                                    --                    --                     --
 Other liabilities                             --                    --                     --
                                     ------------          ------------           ------------
 Total liabilities                             44                    12                     58
                                     ------------          ------------           ------------
NET ASSETS:
 For contract liabilities                $171,993               $84,156               $972,985
                                     ============          ============           ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             15,178                 6,472                 95,996
 Minimum unit fair value #*            $10.870781            $12.970010              $9.927679
 Maximum unit fair value #*            $11.821534            $13.037470             $11.074227
 Contract liability                      $171,993               $84,156               $972,985
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                     --
 Minimum unit fair value #*                    --                    --                     --
 Maximum unit fair value #*                    --                    --                     --
 Contract liability                            --                    --                     --

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE
                                      PORTFOLIO --           COLUMBIA VARIABLE
                                 MARSICO INTERNATIONAL         PORTFOLIO --
                                   OPPORTUNITIES FUND        HIGH INCOME FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         583,759                   975,966
                                      ============             =============
  Cost                                  $7,116,922                $9,262,357
                                      ============             =============
  Market value                          $9,036,590               $10,423,316
 Due from Sponsor Company                       --                        --
 Receivable from fund shares
  sold                                       3,358                     5,056
 Other assets                                   --                        --
                                      ------------             -------------
 Total assets                            9,039,948                10,428,372
                                      ------------             -------------
LIABILITIES:
 Due to Sponsor Company                      3,358                     5,056
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                         1
                                      ------------             -------------
 Total liabilities                           3,358                     5,057
                                      ------------             -------------
NET ASSETS:
 For contract liabilities               $9,036,590               $10,423,315
                                      ============             =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,430,398                 4,607,244
 Minimum unit fair value #*              $1.420056                 $1.975793
 Maximum unit fair value #*             $15.293945                $18.515385
 Contract liability                     $9,024,565               $10,422,147
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               7,768                       542
 Minimum unit fair value #*              $1.548002                 $2.153769
 Maximum unit fair value #*              $1.548002                 $2.153769
 Contract liability                        $12,025                    $1,168

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                      PORTFOLIO --            PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                    MARSICO FOCUSED         ASSET ALLOCATION            MARSICO               MARSICO 21ST
                                     EQUITIES FUND                FUND                GROWTH FUND             CENTURY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         472,118                 305,414                 302,386                 158,143
                                      ============            ============            ============            ============
  Cost                                  $6,581,247              $4,681,717              $4,439,129              $1,205,809
                                      ============            ============            ============            ============
  Market value                          $7,799,398              $3,985,656              $6,709,941              $1,872,418
 Due from Sponsor Company                      336                      --                      --                      --
 Receivable from fund shares
  sold                                          --                     992                   9,630                   5,450
 Other assets                                   --                       1                       1                       2
                                      ------------            ------------            ------------            ------------
 Total assets                            7,799,734               3,986,649               6,719,572               1,877,870
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                     992                   9,630                   5,450
 Payable for fund shares
  purchased                                    336                      --                      --                      --
 Other liabilities                               2                      --                      --                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                             338                     992                   9,630                   5,450
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $7,799,396              $3,985,657              $6,709,942              $1,872,420
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,949,085               3,277,466               4,879,141               1,142,435
 Minimum unit fair value #*              $1.149085               $1.123871               $1.147550               $1.414410
 Maximum unit fair value #*             $15.407448              $14.748823              $15.436848              $13.748175
 Contract liability                     $7,799,396              $3,971,159              $6,686,104              $1,869,633
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                  11,833                  19,055                   1,807
 Minimum unit fair value #*                     --               $1.225172               $1.251027               $1.541885
 Maximum unit fair value #*                     --               $1.225172               $1.251027               $1.541885
 Contract liability                             --                 $14,498                 $23,838                  $2,787

                                   COLUMBIA VARIABLE       COLUMBIA VARIABLE          OPPENHEIMER
                                      PORTFOLIO --            PORTFOLIO --              CAPITAL
                                        MID CAP                 DIVIDEND              APPRECIATION
                                      GROWTH FUND           OPPORTUNITY FUND            FUND/VA
                                      SUB-ACCOUNT           SUB-ACCOUNT (8)           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,174,160                 691,442                  10,814
                                      ============            ============            ============
  Cost                                  $8,023,215              $9,921,303                $376,006
                                      ============            ============            ============
  Market value                          $9,616,372              $9,901,447                $482,975
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                       2,297                  11,297                      18
 Other assets                                   --                       1                      --
                                      ------------            ------------            ------------
 Total assets                            9,618,669               9,912,745                 482,993
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      2,297                  11,297                      18
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                       1
                                      ------------            ------------            ------------
 Total liabilities                           2,297                  11,297                      19
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $9,616,372              $9,901,448                $482,974
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           7,972,016               1,030,576                  47,922
 Minimum unit fair value #*              $0.993174               $9.497019               $9.584110
 Maximum unit fair value #*             $18.436924               $9.672993              $16.467674
 Contract liability                     $9,616,372              $9,900,304                $482,974
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     118                      --
 Minimum unit fair value #*                     --               $9.672993                      --
 Maximum unit fair value #*                     --               $9.672993                      --
 Contract liability                             --                  $1,144                      --

(8) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       OPPENHEIMER             OPPENHEIMER
                                    GLOBAL SECURITIES          MAIN STREET
                                         FUND/VA                FUND(R)/VA
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          211,053                  46,690
                                       ============            ============
  Cost                                   $4,960,534                $814,547
                                       ============            ============
  Market value                           $6,806,455              $1,110,300
 Due from Sponsor Company                        --                      --
 Receivable from fund shares
  sold                                          944                     308
 Other assets                                    --                      --
                                       ------------            ------------
 Total assets                             6,807,399               1,110,608
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         944                     308
 Payable for fund shares
  purchased                                      --                      --
 Other liabilities                                1                       1
                                       ------------            ------------
 Total liabilities                              945                     309
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                $6,806,454              $1,110,299
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              619,524                 100,874
 Minimum unit fair value #*              $10.482323              $10.602933
 Maximum unit fair value #*              $17.327392              $16.287648
 Contract liability                      $6,806,454              $1,110,299
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                     MAIN STREET           OPPENHEIMER         PUTNAM VT         PUTNAM VT
                                   SMALL- & MID-CAP           VALUE           DIVERSIFIED       GLOBAL ASSET
                                       FUND/VA               FUND/VA          INCOME FUND     ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        297,146                17,002          3,180,488           152,387
                                     ============          ============      =============      ============
  Cost                                 $3,768,255              $146,793        $21,768,674        $2,201,459
                                     ============          ============      =============      ============
  Market value                         $5,931,035              $184,136        $23,058,537        $2,453,433
 Due from Sponsor Company                      --                    --                 --                --
 Receivable from fund shares
  sold                                    104,911                     7             12,548               436
 Other assets                                  --                    --                 --                 1
                                     ------------          ------------      -------------      ------------
 Total assets                           6,035,946               184,143         23,071,085         2,453,870
                                     ------------          ------------      -------------      ------------
LIABILITIES:
 Due to Sponsor Company                   104,911                     7             12,548               436
 Payable for fund shares
  purchased                                    --                    --                 --                --
 Other liabilities                             --                    --                  1                --
                                     ------------          ------------      -------------      ------------
 Total liabilities                        104,911                     7             12,549               436
                                     ------------          ------------      -------------      ------------
NET ASSETS:
 For contract liabilities              $5,931,035              $184,136        $23,058,536        $2,453,434
                                     ============          ============      =============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            480,151                18,599          1,730,044           163,959
 Minimum unit fair value #*            $11.752013             $9.461400         $12.075071        $10.968758
 Maximum unit fair value #*            $19.057753            $10.026112         $17.996572        $16.804647
 Contract liability                    $5,931,035              $184,136        $23,058,536        $2,453,434
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                 --                --
 Minimum unit fair value #*                    --                    --                 --                --
 Maximum unit fair value #*                    --                    --                 --                --
 Contract liability                            --                    --                 --                --


                                   PUTNAM VT          PUTNAM VT         PUTNAM VT
                                 INTERNATIONAL      INTERNATIONAL       SMALL CAP
                                  VALUE FUND         EQUITY FUND        VALUE FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     22,522             31,058            133,249
                                 ============        ===========       ============
  Cost                               $202,911           $297,979         $1,746,967
                                 ============        ===========       ============
  Market value                       $209,457           $351,891         $2,037,386
 Due from Sponsor Company              52,383                 --            128,103
 Receivable from fund shares
  sold                                     --                 51                 --
 Other assets                              --                 --                 --
                                 ------------        -----------       ------------
 Total assets                         261,840            351,942          2,165,489
                                 ------------        -----------       ------------
LIABILITIES:
 Due to Sponsor Company                    --                 51                 --
 Payable for fund shares
  purchased                            52,383                 --            128,103
 Other liabilities                         --                 --                  1
                                 ------------        -----------       ------------
 Total liabilities                     52,383                 51            128,104
                                 ------------        -----------       ------------
NET ASSETS:
 For contract liabilities            $209,457           $351,891         $2,037,385
                                 ============        ===========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         26,718             44,962            124,851
 Minimum unit fair value #*         $7.606317          $7.562887         $11.147043
 Maximum unit fair value #*        $13.902110          $8.034559         $18.112429
 Contract liability                  $209,457           $351,891         $2,037,385
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                 --                 --
 Minimum unit fair value #*                --                 --                 --
 Maximum unit fair value #*                --                 --                 --
 Contract liability                        --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               JPMORGAN
                                                            INSURANCE TRUST
                                      PUTNAM VT                CORE BOND
                                     VOYAGER FUND           PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         65,046                6,961,476
                                     ============            =============
  Cost                                 $2,307,827              $76,516,895
                                     ============            =============
  Market value                         $2,352,711              $82,006,190
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                        175                   49,669
 Other assets                                   1                       --
                                     ------------            -------------
 Total assets                           2,352,887               82,055,859
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                       175                   49,669
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                            175                   49,669
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $2,352,712              $82,006,190
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            177,838                5,902,959
 Minimum unit fair value #*            $10.136459               $12.079745
 Maximum unit fair value #*            $14.310109               $20.804323
 Contract liability                    $2,352,712              $82,006,190
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                    --                       --
 Maximum unit fair value #*                    --                       --
 Contract liability                            --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        JPMORGAN                JPMORGAN                JPMORGAN                 JPMORGAN
                                    INSURANCE TRUST         INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                      U.S. EQUITY           INTREPID MID CAP          EQUITY INDEX           INTREPID GROWTH
                                     PORTFOLIO -- 1          PORTFOLIO -- 1          PORTFOLIO -- 1           PORTFOLIO -- 1
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         411,603                 488,960                2,342,275                 199,633
                                      ============            ============            =============            ============
  Cost                                  $6,287,281              $8,885,667              $25,858,242              $3,073,065
                                      ============            ============            =============            ============
  Market value                          $7,260,683              $8,595,926              $29,044,210              $3,513,547
 Due from Sponsor Company                       --                      --                       --                      --
 Receivable from fund shares
  sold                                       9,490                   1,164                   38,166                     719
 Other assets                                   --                       1                       --                       1
                                      ------------            ------------            -------------            ------------
 Total assets                            7,270,173               8,597,091               29,082,376               3,514,267
                                      ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      9,490                   1,164                   38,166                     719
 Payable for fund shares
  purchased                                     --                      --                       --                      --
 Other liabilities                              --                      --                       --                      --
                                      ------------            ------------            -------------            ------------
 Total liabilities                           9,490                   1,164                   38,166                     719
                                      ------------            ------------            -------------            ------------
NET ASSETS:
 For contract liabilities               $7,260,683              $8,595,927              $29,044,210              $3,513,548
                                      ============            ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             502,862                 550,950                2,252,854                 264,863
 Minimum unit fair value #*             $13.350534              $11.384495               $12.172518              $12.218584
 Maximum unit fair value #*             $22.311620              $34.277260               $15.925283              $19.146686
 Contract liability                     $7,260,683              $8,595,927              $29,044,210              $3,513,548
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                       --                      --
 Minimum unit fair value #*                     --                      --                       --                      --
 Maximum unit fair value #*                     --                      --                       --                      --
 Contract liability                             --                      --                       --                      --

                                        JPMORGAN                JPMORGAN
                                    INSURANCE TRUST         INSURANCE TRUST       PUTNAM VT
                                     MID CAP GROWTH          MID CAP VALUE          EQUITY
                                     PORTFOLIO -- 1          PORTFOLIO -- 1      INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         459,062                 747,208              1,737
                                      ============            ============       ============
  Cost                                  $8,415,222              $9,455,812            $23,495
                                      ============            ============       ============
  Market value                          $8,359,517              $6,104,689            $27,304
 Due from Sponsor Company                       --                      --                 --
 Receivable from fund shares
  sold                                       7,202                  15,129                  1
 Other assets                                    1                       2                 --
                                      ------------            ------------       ------------
 Total assets                            8,366,720               6,119,820             27,305
                                      ------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                      7,202                  15,129                  1
 Payable for fund shares
  purchased                                     --                      --                 --
 Other liabilities                              --                      --                 --
                                      ------------            ------------       ------------
 Total liabilities                           7,202                  15,129                  1
                                      ------------            ------------       ------------
NET ASSETS:
 For contract liabilities               $8,359,518              $6,104,691            $27,304
                                      ============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             558,702                 380,569              1,759
 Minimum unit fair value #*             $11.499953              $12.785886         $12.488476
 Maximum unit fair value #*             $18.643766              $25.522488         $16.119278
 Contract liability                     $8,359,518              $6,104,691            $27,304
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                 --
 Minimum unit fair value #*                     --                      --                 --
 Maximum unit fair value #*                     --                      --                 --
 Contract liability                             --                      --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                   PIMCO              PIMCO
                                 ALL ASSET        EQS PATHFINDER
                                 PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    14,678             78,953
                                ============       ============
  Cost                              $161,549           $820,204
                                ============       ============
  Market value                      $168,501           $844,011
 Due from Sponsor Company                 --                 --
 Receivable from fund shares
  sold                                     3                 17
 Other assets                             --                 --
                                ------------       ------------
 Total assets                        168,504            844,028
                                ------------       ------------
LIABILITIES:
 Due to Sponsor Company                    3                 17
 Payable for fund shares
  purchased                               --                 --
 Other liabilities                        --                 --
                                ------------       ------------
 Total liabilities                         3                 17
                                ------------       ------------
NET ASSETS:
 For contract liabilities           $168,501           $844,011
                                ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        14,671             81,722
 Minimum unit fair value #*       $11.320194         $10.162951
 Maximum unit fair value #*       $11.527936         $10.633531
 Contract liability                 $168,501           $844,011
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            --                 --
 Minimum unit fair value #*               --                 --
 Maximum unit fair value #*               --                 --
 Contract liability                       --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PIMCO
                                         GLOBAL              JENNISON 20/20                                  PRUDENTIAL
                                      MULTI-ASSET                FOCUS                 JENNISON                 VALUE
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT (9)           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             965                   8,467                  6,773                  4,667
                                      ============            ============            ===========            ===========
  Cost                                     $12,111                $101,289               $183,000                $85,523
                                      ============            ============            ===========            ===========
  Market value                             $12,313                $131,830               $179,422                $84,945
 Due from Sponsor Company                       --                      --                     --                     --
 Receivable from fund shares
  sold                                          --                       6                     74                    220
 Other assets                                   --                      --                     --                     --
                                      ------------            ------------            -----------            -----------
 Total assets                               12,313                 131,836                179,496                 85,165
                                      ------------            ------------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                         --                       6                     74                    220
 Payable for fund shares
  purchased                                     --                      --                     --                     --
 Other liabilities                              --                      --                      1                     --
                                      ------------            ------------            -----------            -----------
 Total liabilities                              --                       6                     75                    220
                                      ------------            ------------            -----------            -----------
NET ASSETS:
 For contract liabilities                  $12,313                $131,830               $179,421                $84,945
                                      ============            ============            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               1,186                  44,545                 80,069                 66,136
 Minimum unit fair value #*             $10.381024               $1.470740              $0.995530              $1.211291
 Maximum unit fair value #*             $10.381024              $15.458007              $7.762953              $1.308669
 Contract liability                        $12,313                $131,830               $145,042                $84,945
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                  4,429                     --
 Minimum unit fair value #*                     --                      --              $7.762953                     --
 Maximum unit fair value #*                     --                      --              $7.762953                     --
 Contract liability                             --                      --                $34,379                     --

                                      PRUDENTIAL              LEGG MASON              LEGG MASON
                                        SERIES               CLEARBRIDGE         CLEARBRIDGE VARIABLE
                                     INTERNATIONAL         VARIABLE EQUITY            FUNDAMENTAL
                                        GROWTH              INCOME BUILDER           ALL CAP VALUE
                                       PORTFOLIO              PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            834                   4,907                  31,575
                                      ===========            ============             ===========
  Cost                                     $6,221                 $69,933                $753,678
                                      ===========            ============             ===========
  Market value                             $4,371                 $56,878                $649,498
 Due from Sponsor Company                      --                      21                       7
 Receivable from fund shares
  sold                                         --                      --                      --
 Other assets                                  --                      --                      --
                                      -----------            ------------             -----------
 Total assets                               4,371                  56,899                 649,505
                                      -----------            ------------             -----------
LIABILITIES:
 Due to Sponsor Company                        --                      --                      --
 Payable for fund shares
  purchased                                    --                      21                       7
 Other liabilities                             --                      --                      --
                                      -----------            ------------             -----------
 Total liabilities                             --                      21                       7
                                      -----------            ------------             -----------
NET ASSETS:
 For contract liabilities                  $4,371                 $56,878                $649,498
                                      ===========            ============             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              4,448                   5,511                  64,277
 Minimum unit fair value #*             $0.982742              $10.320951               $9.383529
 Maximum unit fair value #*             $0.982742              $10.320951               $9.491930
 Contract liability                        $4,371                 $56,878                $609,816
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                   4,181
 Minimum unit fair value #*                    --                      --               $9.491930
 Maximum unit fair value #*                    --                      --               $9.491930
 Contract liability                            --                      --                 $39,682

(9)  Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WESTERN ASSET            LEGG MASON
                                   VARIABLE GLOBAL      CLEARBRIDGE VARIABLE
                                   HIGH YIELD BOND         LARGE CAP VALUE
                                      PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (10)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         7,052                  16,175
                                     ===========             ===========
  Cost                                   $61,147                $208,715
                                     ===========             ===========
  Market value                           $57,261                $249,253
 Due from Sponsor Company                     37                      15
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      --
                                     -----------             -----------
 Total assets                             57,298                 249,268
                                     -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       --                      --
 Payable for fund shares
  purchased                                   37                      15
 Other liabilities                            --                      --
                                     -----------             -----------
 Total liabilities                            37                      15
                                     -----------             -----------
NET ASSETS:
 For contract liabilities                $57,261                $249,253
                                     ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            25,904                 167,940
 Minimum unit fair value #*            $2.134001               $1.456722
 Maximum unit fair value #*            $2.228629               $1.485506
 Contract liability                      $57,261                $249,253
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                   --                      --
 Maximum unit fair value #*                   --                      --
 Contract liability                           --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(10) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                   INVESCO
                                   VAN KAMPEN V.I.         INVESCO           VAN KAMPEN V.I.
                                      GROWTH AND       VAN KAMPEN V.I.           AMERICAN
                                     INCOME FUND        COMSTOCK FUND         FRANCHISE FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (11)(12)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        77,567              27,189               651,292
                                      ==========          ==========           ===========
  Cost                                $1,255,309            $387,312           $24,018,555
                                      ==========          ==========           ===========
  Market value                        $1,553,673            $359,435           $23,600,565
 Due from Sponsor Company                    139                  --                    --
 Receivable from fund shares
  sold                                        --                  19               109,166
 Other assets                                 --                  --                    --
                                      ----------          ----------           -----------
 Total assets                          1,553,812             359,454            23,709,731
                                      ----------          ----------           -----------
LIABILITIES:
 Due to Sponsor Company                       --                  19               109,166
 Payable for fund shares
  purchased                                  139                  --                    --
 Other liabilities                             1                  --                     2
                                      ----------          ----------           -----------
 Total liabilities                           140                  19               109,168
                                      ----------          ----------           -----------
NET ASSETS:
 For contract liabilities             $1,553,672            $359,435           $23,600,563
                                      ==========          ==========           ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           136,154              22,275             2,302,553
 Minimum unit fair value #*           $10.343643          $15.421242             $9.756071
 Maximum unit fair value #*           $16.989759          $16.984478            $10.441741
 Contract liability                   $1,553,672            $359,435           $23,538,754
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                  --                 5,992
 Minimum unit fair value #*                   --                  --            $10.283931
 Maximum unit fair value #*                   --                  --            $10.339350
 Contract liability                           --                  --               $61,809

                                         INVESCO            WELLS FARGO         WELLS FARGO
                                     VAN KAMPEN V.I.        ADVANTAGE VT       ADVANTAGE VT
                                         MID CAP            INDEX ASSET        TOTAL RETURN
                                       GROWTH FUND        ALLOCATION FUND        BOND FUND
                                  SUB-ACCOUNT (13)(14)      SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        710,536                 1,501              1,625
                                       ==========            ==========          =========
  Cost                                 $2,821,837               $19,883            $16,669
                                       ==========            ==========          =========
  Market value                         $2,783,539               $20,222            $17,578
 Due from Sponsor Company                      --                    --                 --
 Receivable from fund shares
  sold                                        804                     1                  1
 Other assets                                  --                    --                 --
                                       ----------            ----------          ---------
 Total assets                           2,784,343                20,223             17,579
                                       ----------            ----------          ---------
LIABILITIES:
 Due to Sponsor Company                       804                     1                  1
 Payable for fund shares
  purchased                                    --                    --                 --
 Other liabilities                             --                    --                 --
                                       ----------            ----------          ---------
 Total liabilities                            804                     1                  1
                                       ----------            ----------          ---------
NET ASSETS:
 For contract liabilities              $2,783,539               $20,222            $17,578
                                       ==========            ==========          =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            282,900                 5,180             10,722
 Minimum unit fair value #*             $9.767694             $1.461617          $1.639407
 Maximum unit fair value #*             $9.924071            $15.095876          $1.639407
 Contract liability                    $2,783,539               $20,222            $17,578
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                 --
 Minimum unit fair value #*                    --                    --                 --
 Maximum unit fair value #*                    --                    --                 --
 Contract liability                            --                    --                 --

(11) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(12) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(13) Funded as of April 27, 2012.

(14) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT
                                      INTRINSIC            INTERNATIONAL
                                     VALUE FUND             EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,937                 279,107
                                     ===========            ============
  Cost                                   $26,785              $1,388,746
                                     ===========            ============
  Market value                           $28,343              $1,378,828
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                         1                     372
 Other assets                                 --                       1
                                     -----------            ------------
 Total assets                             28,344               1,379,201
                                     -----------            ------------
LIABILITIES:
 Due to Sponsor Company                        1                     372
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------            ------------
 Total liabilities                             1                     372
                                     -----------            ------------
NET ASSETS:
 For contract liabilities                $28,343              $1,378,829
                                     ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            22,196               1,186,484
 Minimum unit fair value #*            $1.246468               $0.918360
 Maximum unit fair value #*            $1.315436              $13.316669
 Contract liability                      $28,343              $1,378,829
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                   --                      --
 Maximum unit fair value #*                   --                      --
 Contract liability                           --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO                                      WELLS FARGO
                                     ADVANTAGE VT            WELLS FARGO             ADVANTAGE VT             WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT              SMALL CAP              ADVANTAGE VT
                                     GROWTH FUND            DISCOVERY FUND            VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        201,637                     206                1,298,667                 465,314
                                     ============            ============            =============            ============
  Cost                                 $1,344,686                  $3,903               $9,714,453              $7,759,940
                                     ============            ============            =============            ============
  Market value                         $1,598,916                  $5,194              $12,220,443              $9,315,735
 Due from Sponsor Company                      --                      --                       --                      --
 Receivable from fund shares
  sold                                        157                      --                    2,622                   2,659
 Other assets                                  --                      --                        1                      --
                                     ------------            ------------            -------------            ------------
 Total assets                           1,599,073                   5,194               12,223,066               9,318,394
                                     ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                       157                      --                    2,622                   2,659
 Payable for fund shares
  purchased                                    --                      --                       --                      --
 Other liabilities                             --                      --                       --                      --
                                     ------------            ------------            -------------            ------------
 Total liabilities                            157                      --                    2,622                   2,659
                                     ------------            ------------            -------------            ------------
NET ASSETS:
 For contract liabilities              $1,598,916                  $5,194              $12,220,444              $9,315,735
                                     ============            ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            131,053                     290                  977,545                 780,248
 Minimum unit fair value #*             $1.632425              $17.968169               $11.165283              $11.483444
 Maximum unit fair value #*            $12.903704              $17.968169               $12.892309              $12.114819
 Contract liability                    $1,597,577                  $5,194              $12,219,266              $9,315,735
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                104                      --                       93                      --
 Minimum unit fair value #*            $12.872077                      --               $12.626244                      --
 Maximum unit fair value #*            $12.872077                      --               $12.626244                      --
 Contract liability                        $1,339                      --                   $1,178                      --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                           AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                                VALUE FUND              GROWTH FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $29,845                   $128
                                                 --------                  -----
EXPENSES:
 Administrative charges                                --                     --
 Mortality and expense risk charges               (10,870)                  (157)
                                                 --------                  -----
  Total expenses                                  (10,870)                  (157)
                                                 --------                  -----
  Net investment income (loss)                     18,975                    (29)
                                                 --------                  -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      8,245                      3
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        119,346                   (206)
                                                 --------                  -----
  Net gain (loss) on investments                  127,591                   (203)
                                                 --------                  -----
  Net increase (decrease) in net assets
   resulting from operations                     $146,566                  $(232)
                                                 ========                  =====

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH    VPS INTERNATIONAL    VPS SMALL/MID-CAP      ALLIANCEBERNSTEIN
                                   STRATEGY PORTFOLIO     VALUE PORTFOLIO      VALUE PORTFOLIO      VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $101,547              $105,412               $4,982                $3,661
                                        --------              --------             --------               -------
EXPENSES:
 Administrative charges                       --                    --                   --                    --
 Mortality and expense risk
  charges                                (75,196)             (119,285)             (27,194)               (3,475)
                                        --------              --------             --------               -------
  Total expenses                         (75,196)             (119,285)             (27,194)               (3,475)
                                        --------              --------             --------               -------
  Net investment income (loss)            26,351               (13,873)             (22,212)                  186
                                        --------              --------             --------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  239,452              (116,449)              46,929                10,917
 Net realized gain on
  distributions                               --                    --               55,106                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        310,242              1,040,038             172,264                12,770
                                        --------              --------             --------               -------
  Net gain (loss) on
   investments                           549,694               923,589              274,299                23,687
                                        --------              --------             --------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $576,045              $909,716             $252,087               $23,873
                                        ========              ========             ========               =======

                                                           INVESCO
                                 ALLIANCEBERNSTEIN     VAN KAMPEN V.I.     INVESCO V.I.
                                 VPS INTERNATIONAL          VALUE              CORE
                                  GROWTH PORTFOLIO    OPPORTUNITIES FUND   EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (2)     SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $16,506              $399,838          $574,288
                                      --------            ----------        ----------
EXPENSES:
 Administrative charges                     --               (40,748)         (101,778)
 Mortality and expense risk
  charges                              (20,323)             (479,395)       (1,040,416)
                                      --------            ----------        ----------
  Total expenses                       (20,323)             (520,143)       (1,142,194)
                                      --------            ----------        ----------
  Net investment income (loss)          (3,817)             (120,305)         (567,906)
                                      --------            ----------        ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (16,251)           (3,075,871)        2,610,784
 Net realized gain on
  distributions                             --                    --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      163,292             7,242,980         4,976,542
                                      --------            ----------        ----------
  Net gain (loss) on
   investments                         147,041             4,167,109         7,587,326
                                      --------            ----------        ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $143,224            $4,046,804        $7,019,420
                                      ========            ==========        ==========

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     INVESCO V.I.            INVESCO V.I.
                                      GOVERNMENT                 HIGH
                                    SECURITIES FUND           YIELD FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,662,847               $66,784
                                     -------------            ----------
EXPENSES:
 Administrative charges                   (373,224)               (2,148)
 Mortality and expense risk
  charges                               (4,243,260)              (22,899)
                                     -------------            ----------
  Total expenses                        (4,616,484)              (25,047)
                                     -------------            ----------
  Net investment income (loss)           3,046,363                41,737
                                     -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,250,658                (6,718)
 Net realized gain on
  distributions                                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,373,645)              134,856
                                     -------------            ----------
  Net gain (loss) on
   investments                          (1,122,987)              128,138
                                     -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,923,376              $169,875
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        INVESCO V.I.
                               INVESCO V.I.             INVESCO V.I.             INVESCO V.I.          BALANCED RISK
                               INTERNATIONAL            MID CAP CORE              SMALL CAP              ALLOCATION
                                GROWTH FUND              EQUITY FUND             EQUITY FUND                FUND
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $895,467                  $36,054                    $ --               $35,711
                               -------------            -------------            ------------            ----------
EXPENSES:
 Administrative charges              (74,756)                 (84,930)                    (30)                   --
 Mortality and expense risk
  charges                           (980,527)              (1,016,037)               (725,442)              (68,523)
                               -------------            -------------            ------------            ----------
  Total expenses                  (1,055,283)              (1,100,967)               (725,472)              (68,523)
                               -------------            -------------            ------------            ----------
  Net investment income
   (loss)                           (159,816)              (1,064,913)               (725,472)              (32,812)
                               -------------            -------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            1,894,411                  933,787               2,669,084                79,926
 Net realized gain on
  distributions                           --                  469,223                      --                16,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,380,521                4,763,384               2,599,023               268,671
                               -------------            -------------            ------------            ----------
  Net gain (loss) on
   investments                     8,274,932                6,166,394               5,268,107               364,956
                               -------------            -------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $8,115,116               $5,101,481              $4,542,635              $332,144
                               =============            =============            ============            ==========


                                  INVESCO V.I.       AMERICAN CENTURY VP        AMERICAN FUNDS
                                  DIVERSIFIED              MID CAP                  GLOBAL
                                 DIVIDEND FUND           VALUE FUND                BOND FUND
                                SUB-ACCOUNT (3)          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $108                   $801                  $1,600,320
                                     ------                -------               -------------
EXPENSES:
 Administrative charges                  --                     --                          --
 Mortality and expense risk
  charges                              (100)                  (279)                 (1,399,138)
                                     ------                -------               -------------
  Total expenses                       (100)                  (279)                 (1,399,138)
                                     ------                -------               -------------
  Net investment income
   (loss)                                 8                    522                     201,182
                                     ------                -------               -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (21)                    36                   2,382,750
 Net realized gain on
  distributions                          --                  1,545                     706,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year           894                  2,712                     155,059
                                     ------                -------               -------------
  Net gain (loss) on
   investments                          873                  4,293                   3,244,545
                                     ------                -------               -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $881                 $4,815                  $3,445,727
                                     ======                =======               =============

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL               AMERICAN FUNDS
                                      GROWTH AND                  ASSET
                                      INCOME FUND            ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,051,204               $4,664,227
                                     -------------            -------------
EXPENSES:
 Administrative charges                         --                 (428,042)
 Mortality and expense risk
  charges                               (1,453,496)              (4,162,264)
                                     -------------            -------------
  Total expenses                        (1,453,496)              (4,590,306)
                                     -------------            -------------
  Net investment income (loss)             597,708                   73,921
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,369,527)              12,205,573
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,251,805               22,039,542
                                     -------------            -------------
  Net gain (loss) on
   investments                          11,882,278               34,245,115
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,479,986              $34,319,036
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                      BLUE CHIP                                      AMERICAN FUNDS
                                     INCOME AND             AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                     GROWTH FUND               BOND FUND               GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,109,363               $6,062,431                 $666,563                $4,885,965
                                    -------------            -------------            -------------            --------------
EXPENSES:
 Administrative charges                  (161,587)                (425,681)                (129,319)               (1,079,486)
 Mortality and expense risk
  charges                              (1,874,371)              (4,059,595)              (1,234,078)              (10,401,405)
                                    -------------            -------------            -------------            --------------
  Total expenses                       (2,035,958)              (4,485,276)              (1,363,397)              (11,480,891)
                                    -------------            -------------            -------------            --------------
  Net investment income
   (loss)                                  73,405                1,577,155                 (696,834)               (6,594,926)
                                    -------------            -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,865,360                1,592,620                4,143,577                21,829,110
 Net realized gain on
  distributions                                --                       --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,888,233                5,929,036               11,161,905                81,683,032
                                    -------------            -------------            -------------            --------------
  Net gain (loss) on
   investments                         12,753,593                7,521,656               15,305,482               103,512,142
                                    -------------            -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,826,998               $9,098,811              $14,608,648               $96,917,216
                                    =============            =============            =============            ==============


                                    AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND         NEW WORLD FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,885,925               $2,282,402                 $701,791
                                    --------------            -------------            -------------
EXPENSES:
 Administrative charges                   (975,863)                (271,909)                (123,994)
 Mortality and expense risk
  charges                               (9,353,731)              (2,624,559)              (1,215,969)
                                    --------------            -------------            -------------
  Total expenses                       (10,329,594)              (2,896,468)              (1,339,963)
                                    --------------            -------------            -------------
  Net investment income
   (loss)                               (1,443,669)                (614,066)                (638,172)
                                    --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,638,574                 (227,891)               6,178,377
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           75,672,724               25,213,893                5,278,407
                                    --------------            -------------            -------------
  Net gain (loss) on
   investments                          86,311,298               24,986,002               11,456,784
                                    --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $84,867,629              $24,371,936              $10,818,612
                                    ==============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS              STERLING
                                     GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $789,834                  $36
                                     -------------                -----
EXPENSES:
 Administrative charges                    (98,569)                  --
 Mortality and expense risk
  charges                                 (973,316)                 (74)
                                     -------------                -----
  Total expenses                        (1,071,885)                 (74)
                                     -------------                -----
  Net investment income (loss)            (282,051)                 (38)
                                     -------------                -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,111,380                   64
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,095,781                  396
                                     -------------                -----
  Net gain (loss) on
   investments                           9,207,161                  460
                                     -------------                -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,925,110                 $422
                                     =============                =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                              COLUMBIA VARIABLE
                                   STERLING            STERLING             STERLING            PORTFOLIO --
                                CAPITAL SELECT     CAPITAL SPECIAL        CAPITAL TOTAL         SMALL COMPANY
                                  EQUITY VIF      OPPORTUNITIES VIF      RETURN BOND VIF         GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $182                $5,882              $28,120                   $ --
                                    ------            ----------            ---------            -----------
EXPENSES:
 Administrative charges                 --                    --                   --                     --
 Mortality and expense risk
  charges                             (185)              (33,643)             (15,621)              (130,313)
                                    ------            ----------            ---------            -----------
  Total expenses                      (185)              (33,643)             (15,621)              (130,313)
                                    ------            ----------            ---------            -----------
  Net investment income
   (loss)                               (3)              (27,761)              12,499               (130,313)
                                    ------            ----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9                40,861               14,465                (71,607)
 Net realized gain on
  distributions                         --                91,027               28,212                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          187               147,428              (11,696)               788,349
                                    ------            ----------            ---------            -----------
  Net gain (loss) on
   investments                         196               279,316               30,981                716,742
                                    ------            ----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $193              $251,555              $43,480               $586,429
                                    ======            ==========            =========            ===========

                                   WELLS FARGO
                                   ADVANTAGE VT          FIDELITY VIP           FIDELITY VIP
                                      OMEGA                 GROWTH             CONTRAFUND(R)
                                   GROWTH FUND            PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $2,956                $255,021
                                    ----------            ----------            ------------
EXPENSES:
 Administrative charges                 (1,807)                   --                      --
 Mortality and expense risk
  charges                              (14,430)              (15,617)               (397,408)
                                    ----------            ----------            ------------
  Total expenses                       (16,237)              (15,617)               (397,408)
                                    ----------            ----------            ------------
  Net investment income
   (loss)                              (16,237)              (12,661)               (142,387)
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 27,668                85,556               1,337,222
 Net realized gain on
  distributions                         69,767                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           28,728                49,045               1,830,194
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                         126,163               134,601               3,167,416
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $109,926              $121,940              $3,025,029
                                    ==========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FIDELITY VIP         FIDELITY VIP
                                                MID CAP          VALUE STRATEGIES
                                               PORTFOLIO            PORTFOLIO
                                              SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $62,469              $4,289
                                               ----------            --------
EXPENSES:
 Administrative charges                                --                  --
 Mortality and expense risk charges              (271,824)            (21,881)
                                               ----------            --------
  Total expenses                                 (271,824)            (21,881)
                                               ----------            --------
  Net investment income (loss)                   (209,355)            (17,592)
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    758,090             105,178
 Net realized gain on distributions             1,287,640                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        116,903             202,138
                                               ----------            --------
  Net gain (loss) on investments                2,162,633             307,316
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $1,953,278            $289,724
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                               FRANKLIN
                                  DYNAMIC CAPITAL      FIDELITY VIP            RISING                FRANKLIN
                                   APPRECIATION      STRATEGIC INCOME         DIVIDENDS               INCOME
                                     PORTFOLIO          PORTFOLIO          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,402             $2,524              $4,545,741            $53,344,270
                                      -------             ------             -----------            -----------
EXPENSES:
 Administrative charges                    --                 --                (409,718)            (1,195,332)
 Mortality and expense risk
  charges                              (4,986)              (334)             (4,383,203)           (12,955,779)
                                      -------             ------             -----------            -----------
  Total expenses                       (4,986)              (334)             (4,792,921)           (14,151,111)
                                      -------             ------             -----------            -----------
  Net investment income (loss)         (3,584)             2,190                (247,180)            39,193,159
                                      -------             ------             -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                15,247                 62              10,657,103             (2,341,435)
 Net realized gain on
  distributions                            --                746                      --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      31,217              1,991              16,350,457             47,750,039
                                      -------             ------             -----------            -----------
  Net gain (loss) on
   investments                         46,464              2,799              27,007,560             45,408,604
                                      -------             ------             -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $42,880             $4,989             $26,760,380            $84,601,763
                                      =======             ======             ===========            ===========

                                       FRANKLIN             FRANKLIN             FRANKLIN
                                      LARGE CAP              GLOBAL           SMALL-MID CAP
                                        GROWTH            REAL ESTATE             GROWTH
                                   SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $337,598                $ --                  $ --
                                      ----------            --------            ----------
EXPENSES:
 Administrative charges                  (63,630)             (1,783)             (123,533)
 Mortality and expense risk
  charges                               (690,660)            (16,061)           (1,288,040)
                                      ----------            --------            ----------
  Total expenses                        (754,290)            (17,844)           (1,411,573)
                                      ----------            --------            ----------
  Net investment income (loss)          (416,692)            (17,844)           (1,411,573)
                                      ----------            --------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,668,322            (104,154)            3,297,577
 Net realized gain on
  distributions                               --                  --             5,650,576
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      3,050,455             386,761              (699,159)
                                      ----------            --------            ----------
  Net gain (loss) on
   investments                         4,718,777             282,607             8,248,994
                                      ----------            --------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,302,085            $264,763            $6,837,421
                                      ==========            ========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                      SMALL CAP                STRATEGIC
                                        VALUE                   INCOME
                                   SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $117,880              $17,935,922
                                     ------------            -------------
EXPENSES:
 Administrative charges                        --                 (377,276)
 Mortality and expense risk
  charges                                (279,716)              (4,182,684)
                                     ------------            -------------
  Total expenses                         (279,716)              (4,559,960)
                                     ------------            -------------
  Net investment income (loss)           (161,836)              13,375,962
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,149,380                3,903,318
 Net realized gain on
  distributions                                --                  294,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,318,312                9,396,034
                                     ------------            -------------
  Net gain (loss) on
   investments                          2,467,692               13,593,617
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,305,856              $26,969,579
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING               TEMPLETON                TEMPLETON
                                    MUTUAL SHARES              MARKETS                  FOREIGN                  GROWTH
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,518,350                $853,062               $4,039,833               $4,801,438
                                    -------------            ------------            -------------            -------------
EXPENSES:
 Administrative charges                  (594,340)                (78,844)                (217,575)                (371,379)
 Mortality and expense risk
  charges                              (5,933,567)               (888,881)              (2,189,156)              (3,657,719)
                                    -------------            ------------            -------------            -------------
  Total expenses                       (6,527,907)               (967,725)              (2,406,731)              (4,029,098)
                                    -------------            ------------            -------------            -------------
  Net investment income
   (loss)                                 990,443                (114,663)               1,633,102                  772,340
                                    -------------            ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 6,243,309                 459,466                 (923,977)              (6,114,559)
 Net realized gain on
  distributions                                --                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          37,361,515               5,257,466               19,512,817               45,812,352
                                    -------------            ------------            -------------            -------------
  Net gain (loss) on
   investments                         43,604,824               5,716,932               18,588,840               39,697,793
                                    -------------            ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,595,267              $5,602,269              $20,221,942              $40,470,133
                                    =============            ============            =============            =============

                                                               FRANKLIN               FRANKLIN
                                       MUTUAL                  FLEX CAP               LARGE CAP
                                  GLOBAL DISCOVERY              GROWTH                  VALUE
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,032,260                    $ --               $113,796
                                    -------------            ------------            -----------
EXPENSES:
 Administrative charges                  (166,492)                (31,142)               (12,705)
 Mortality and expense risk
  charges                              (1,950,198)               (324,149)              (116,146)
                                    -------------            ------------            -----------
  Total expenses                       (2,116,690)               (355,291)              (128,851)
                                    -------------            ------------            -----------
  Net investment income
   (loss)                                 915,570                (355,291)               (15,055)
                                    -------------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,083,773               1,148,305                 54,767
 Net realized gain on
  distributions                         6,115,193                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,964,871                 617,235                884,528
                                    -------------            ------------            -----------
  Net gain (loss) on
   investments                         12,163,837               1,765,540                939,295
                                    -------------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,079,407              $1,410,249               $924,240
                                    =============            ============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      TEMPLETON                HARTFORD
                                     GLOBAL BOND               BALANCED
                                   SECURITIES FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (4)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,358,888                $439,773
                                     ------------            ------------
EXPENSES:
 Administrative charges                        --                 (20,470)
 Mortality and expense risk
  charges                                (348,090)               (278,110)
                                     ------------            ------------
  Total expenses                         (348,090)               (298,580)
                                     ------------            ------------
  Net investment income (loss)          1,010,798                 141,193
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   292,171                (196,157)
 Net realized gain on
  distributions                            34,949                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,360,208               1,532,574
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,687,328               1,336,417
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,698,126              $1,477,610
                                     ============            ============

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD            HARTFORD
                                   TOTAL              CAPITAL            DIVIDEND               HARTFORD
                                RETURN BOND        APPRECIATION         AND GROWTH           GLOBAL RESEARCH
                                 HLS FUND            HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $6,863,162          $2,007,043          $2,260,740               $3,109
                               -------------       -------------       -------------            ---------
EXPENSES:
 Administrative charges              (67,971)            (39,447)            (32,212)                  --
 Mortality and expense risk
  charges                         (2,700,518)         (2,279,291)         (1,657,619)              (7,092)
                               -------------       -------------       -------------            ---------
  Total expenses                  (2,768,489)         (2,318,738)         (1,689,831)              (7,092)
                               -------------       -------------       -------------            ---------
  Net investment income
   (loss)                          4,094,673            (311,695)            570,909               (3,983)
                               -------------       -------------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            2,598,757           5,011,980           4,796,178                1,053
 Net realized gain on
  distributions                           --                  --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,833,107          17,426,422           6,546,097               48,459
                               -------------       -------------       -------------            ---------
  Net gain (loss) on
   investments                     5,431,864          22,438,402          11,342,275               49,512
                               -------------       -------------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $9,526,537         $22,126,707         $11,913,184              $45,529
                               =============       =============       =============            =========

                                                                                 HARTFORD
                                    HARTFORD              HARTFORD             DISCIPLINED
                                   HEALTHCARE          GLOBAL GROWTH              EQUITY
                                    HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $223                $2,298                $193,130
                                    ---------            ----------            ------------
EXPENSES:
 Administrative charges                  (340)                 (594)                   (443)
 Mortality and expense risk
  charges                              (2,854)               (8,932)               (194,614)
                                    ---------            ----------            ------------
  Total expenses                       (3,194)               (9,526)               (195,057)
                                    ---------            ----------            ------------
  Net investment income
   (loss)                              (2,971)               (7,228)                 (1,927)
                                    ---------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                25,800               (21,650)                584,332
 Net realized gain on
  distributions                            --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          18,773               146,342               1,290,242
                                    ---------            ----------            ------------
  Net gain (loss) on
   investments                         44,573               124,692               1,874,574
                                    ---------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $41,602              $117,464              $1,872,647
                                    =========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                               HARTFORD              GROWTH
                                                GROWTH           OPPORTUNITIES
                                               HLS FUND             HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                  $ --
                                               --------            ----------
EXPENSES:
 Administrative charges                             (59)                  (31)
 Mortality and expense risk charges             (16,094)             (480,149)
                                               --------            ----------
  Total expenses                                (16,153)             (480,180)
                                               --------            ----------
  Net investment income (loss)                  (16,153)             (480,180)
                                               --------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   45,966             1,794,293
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      146,296             5,609,690
                                               --------            ----------
  Net gain (loss) on investments                192,262             7,403,983
                                               --------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $176,109            $6,923,803
                                               ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD             HARTFORD
                                       HARTFORD             HARTFORD          INTERNATIONAL        SMALL/MID CAP
                                      HIGH YIELD             INDEX            OPPORTUNITIES            EQUITY
                                       HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $855,247            $103,897              $155,882             $12,847
                                      ----------            --------            ----------            --------
EXPENSES:
 Administrative charges                     (324)               (476)               (5,802)                 --
 Mortality and expense risk
  charges                               (147,362)            (34,659)             (134,257)            (39,851)
                                      ----------            --------            ----------            --------
  Total expenses                        (147,686)            (35,135)             (140,059)            (39,851)
                                      ----------            --------            ----------            --------
  Net investment income (loss)           707,561              68,762                15,823             (27,004)
                                      ----------            --------            ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  143,267               6,879               127,105              95,330
 Net realized gain on
  distributions                               --                  --                    --             307,036
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        268,000             181,766             1,280,822             (86,910)
                                      ----------            --------            ----------            --------
  Net gain (loss) on
   investments                           411,267             188,645             1,407,927             315,456
                                      ----------            --------            ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,118,828            $257,407            $1,423,750            $288,452
                                      ==========            ========            ==========            ========


                                      HARTFORD            HARTFORD              HARTFORD
                                       MIDCAP           MIDCAP VALUE          MONEY MARKET
                                      HLS FUND            HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,594               $2,953                   $ --
                                      --------            ---------            -----------
EXPENSES:
 Administrative charges                 (1,847)                  --               (319,053)
 Mortality and expense risk
  charges                              (15,565)              (6,062)            (3,475,090)
                                      --------            ---------            -----------
  Total expenses                       (17,412)              (6,062)            (3,794,143)
                                      --------            ---------            -----------
  Net investment income (loss)         (10,818)              (3,109)            (3,794,143)
                                      --------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 34,211               12,403                      2
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      171,789               51,664                     --
                                      --------            ---------            -----------
  Net gain (loss) on
   investments                         206,000               64,067                      2
                                      --------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $195,182              $60,958            $(3,794,141)
                                      ========            =========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                      HARTFORD              HARTFORD
                                   SMALL COMPANY        SMALLCAP GROWTH
                                      HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $ --
                                     ----------            ----------
EXPENSES:
 Administrative charges                  (4,396)                  (69)
 Mortality and expense risk
  charges                               (80,952)              (30,082)
                                     ----------            ----------
  Total expenses                        (85,348)              (30,151)
                                     ----------            ----------
  Net investment income (loss)          (85,348)              (30,151)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 266,974               200,484
 Net realized gain on
  distributions                             284                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           376,714               104,851
                                     ----------            ----------
  Net gain (loss) on
   investments                          643,972               305,335
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $558,624              $275,184
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD
                                      HARTFORD            U.S. GOVERNMENT           HARTFORD            AMERICAN FUNDS
                                       STOCK                SECURITIES               VALUE             ASSET ALLOCATION
                                      HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $163,875               $228,455               $33,709                $216,421
                                    ------------            -----------            ----------            ------------
EXPENSES:
 Administrative charges                  (14,420)                  (623)                   --                      --
 Mortality and expense risk
  charges                               (167,792)              (139,274)              (21,368)               (234,124)
                                    ------------            -----------            ----------            ------------
  Total expenses                        (182,212)              (139,897)              (21,368)               (234,124)
                                    ------------            -----------            ----------            ------------
  Net investment income
   (loss)                                (18,337)                88,558                12,341                 (17,703)
                                    ------------            -----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (100,798)                66,438                49,538                 700,039
 Net realized gain on
  distributions                               --                     --                    --                  29,622
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,248,553                 12,351               144,763               1,107,901
                                    ------------            -----------            ----------            ------------
  Net gain (loss) on
   investments                         1,147,755                 78,789               194,301               1,837,562
                                    ------------            -----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,129,418               $167,347              $206,642              $1,819,859
                                    ============            ===========            ==========            ============

                                  AMERICAN FUNDS
                                     BLUE CHIP
                                    INCOME AND            AMERICAN FUNDS         AMERICAN FUNDS
                                      GROWTH                   BOND               GLOBAL BOND
                                     HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $73,352                $874,860              $118,516
                                    -----------            ------------            ----------
EXPENSES:
 Administrative charges                      --                      --                    --
 Mortality and expense risk
  charges                              (103,755)               (514,869)              (73,471)
                                    -----------            ------------            ----------
  Total expenses                       (103,755)               (514,869)              (73,471)
                                    -----------            ------------            ----------
  Net investment income
   (loss)                               (30,403)                359,991                45,045
                                    -----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 264,458                 572,224               126,406
 Net realized gain on
  distributions                          41,879                 718,141                89,662
 Net unrealized appreciation
  (depreciation) of
  investments during the year           390,761                (521,158)              (73,589)
                                    -----------            ------------            ----------
  Net gain (loss) on
   investments                          697,098                 769,207               142,479
                                    -----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $666,695              $1,129,198              $187,524
                                    ===========            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                    GLOBAL GROWTH          AMERICAN FUNDS
                                      AND INCOME           GLOBAL GROWTH
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $315,084               $37,023
                                     ------------            ----------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                (202,785)              (60,308)
                                     ------------            ----------
  Total expenses                         (202,785)              (60,308)
                                     ------------            ----------
  Net investment income (loss)            112,299               (23,285)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   477,227               192,633
 Net realized gain on
  distributions                               511                38,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,184,845               474,146
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,662,583               705,099
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,774,882              $681,814
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL           AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                   CAPITALIZATION              GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $103,736                $189,667                $375,108                $597,985
                                    ------------            ------------            ------------            ------------
EXPENSES:
 Administrative charges                       --                      --                      --                      --
 Mortality and expense risk
  charges                               (145,374)               (887,973)               (483,792)               (570,387)
                                    ------------            ------------            ------------            ------------
  Total expenses                        (145,374)               (887,973)               (483,792)               (570,387)
                                    ------------            ------------            ------------            ------------
  Net investment income
   (loss)                                (41,638)               (698,306)               (108,684)                 27,598
                                    ------------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  216,464               2,734,056               1,045,143                 487,103
 Net realized gain on
  distributions                          793,413                 165,415                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            337,635               5,977,775               3,341,091               4,980,248
                                    ------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                         1,347,512               8,877,246               4,386,234               5,467,351
                                    ------------            ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,305,874              $8,178,940              $4,277,550              $5,494,949
                                    ============            ============            ============            ============

                                                         HARTFORD
                                   AMERICAN FUNDS        PORTFOLIO            HUNTINGTON VA
                                     NEW WORLD          DIVERSIFIER               INCOME
                                      HLS FUND           HLS FUND              EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $121,035            $153,171              $156,864
                                    ------------       -------------            ----------
EXPENSES:
 Administrative charges                       --                  --                (3,620)
 Mortality and expense risk
  charges                               (137,732)           (229,841)              (42,520)
                                    ------------       -------------            ----------
  Total expenses                        (137,732)           (229,841)              (46,140)
                                    ------------       -------------            ----------
  Net investment income
   (loss)                                (16,697)            (76,670)              110,724
                                    ------------       -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  260,153             (40,247)               (3,218)
 Net realized gain on
  distributions                          405,198                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            457,982          (1,529,472)              165,467
                                    ------------       -------------            ----------
  Net gain (loss) on
   investments                         1,123,333          (1,569,719)              162,249
                                    ------------       -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,106,636         $(1,646,389)             $272,973
                                    ============       =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                      DIVIDEND            HUNTINGTON VA
                                    CAPTURE FUND           GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $258,397                $8,522
                                     -----------            ----------
EXPENSES:
 Administrative charges                  (12,007)               (3,537)
 Mortality and expense risk
  charges                               (103,204)              (33,598)
                                     -----------            ----------
  Total expenses                        (115,211)              (37,135)
                                     -----------            ----------
  Net investment income (loss)           143,186               (28,613)
                                     -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (191,373)              (12,466)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            662,224               246,996
                                     -----------            ----------
  Net gain (loss) on
   investments                           470,851               234,530
                                     -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $614,037              $205,917
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA          HUNTINGTON VA        HUNTINGTON VA
                                      MID CORP              ROTATING           INTERNATIONAL         HUNTINGTON VA
                                    AMERICA FUND          MARKETS FUND          EQUITY FUND          MACRO 100 FUND
                                  SUB-ACCOUNT (5)          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $18,001              $21,284               $62,049               $16,396
                                    ------------            ---------            ----------            ----------
EXPENSES:
 Administrative charges                  (12,139)              (2,699)                   --                (1,160)
 Mortality and expense risk
  charges                               (108,472)             (22,547)              (68,568)              (23,433)
                                    ------------            ---------            ----------            ----------
  Total expenses                        (120,611)             (25,246)              (68,568)              (24,593)
                                    ------------            ---------            ----------            ----------
  Net investment income
   (loss)                               (102,610)              (3,962)               (6,519)               (8,197)
                                    ------------            ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (367,267)              (4,628)              (88,010)              (11,633)
 Net realized gain on
  distributions                          367,377                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,170,496               78,585               642,671               173,221
                                    ------------            ---------            ----------            ----------
  Net gain (loss) on
   investments                         1,170,606               73,957               554,661               161,588
                                    ------------            ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,067,996              $69,995              $548,142              $153,391
                                    ============            =========            ==========            ==========

                                  HUNTINGTON VA                                 LORD ABBETT
                                    MORTGAGE            HUNTINGTON VA           FUNDAMENTAL
                                 SECURITIES FUND          SITUS FUND            EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $78,083                    $ --                $9,651
                                    ---------            ------------            ----------
EXPENSES:
 Administrative charges                    --                  (3,800)                   --
 Mortality and expense risk
  charges                             (46,198)                (90,128)              (11,291)
                                    ---------            ------------            ----------
  Total expenses                      (46,198)                (93,928)              (11,291)
                                    ---------            ------------            ----------
  Net investment income
   (loss)                              31,885                 (93,928)               (1,640)
                                    ---------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                39,059                 225,436                 7,955
 Net realized gain on
  distributions                            --                      --                27,348
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,724)                925,870                66,356
                                    ---------            ------------            ----------
  Net gain (loss) on
   investments                         27,335               1,151,306               101,659
                                    ---------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,220              $1,057,378              $100,019
                                    =========            ============            ==========

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             LORD ABBETT
                                              CALIBRATED          LORD ABBETT
                                               DIVIDEND               BOND
                                             GROWTH FUND         DEBENTURE FUND
                                           SUB-ACCOUNT (6)        SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $79,321              $779,653
                                               --------            ----------
EXPENSES:
 Administrative charges                              --                    --
 Mortality and expense risk charges             (40,406)             (229,642)
                                               --------            ----------
  Total expenses                                (40,406)             (229,642)
                                               --------            ----------
  Net investment income (loss)                   38,915               550,011
                                               --------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   47,254               420,808
 Net realized gain on distributions                  --               175,992
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      169,864               305,970
                                               --------            ----------
  Net gain (loss) on investments                217,118               902,770
                                               --------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $256,033            $1,452,781
                                               ========            ==========

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND         MFS(R) CORE         MFS(R) GROWTH         MFS(R) GLOBAL
                                    INCOME FUND        EQUITY SERIES            SERIES            EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $21,707             $46,225                  $ --               $75,107
                                      --------            --------            ----------            ----------
EXPENSES:
 Administrative charges                     --              (9,560)              (31,398)              (10,968)
 Mortality and expense risk
  charges                              (40,907)           (100,956)             (325,744)             (111,585)
                                      --------            --------            ----------            ----------
  Total expenses                       (40,907)           (110,516)             (357,142)             (122,553)
                                      --------            --------            ----------            ----------
  Net investment income (loss)         (19,200)            (64,291)             (357,142)              (47,446)
                                      --------            --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                152,570             192,282             1,812,981               336,041
 Net realized gain on
  distributions                             --                  --                    --               154,132
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      128,190             687,220             1,378,434               850,715
                                      --------            --------            ----------            ----------
  Net gain (loss) on
   investments                         280,760             879,502             3,191,415             1,340,888
                                      --------            --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $261,560            $815,211            $2,834,273            $1,293,442
                                      ========            ========            ==========            ==========

                                                         MFS(R) INVESTORS
                                     MFS(R) HIGH              GROWTH           MFS(R) INVESTORS
                                    INCOME SERIES          STOCK SERIES          TRUST SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,585,779               $50,825               $892,823
                                      ----------            ----------            -----------
EXPENSES:
 Administrative charges                 (121,248)              (18,694)              (170,515)
 Mortality and expense risk
  charges                             (1,194,733)             (184,593)            (1,643,109)
                                      ----------            ----------            -----------
  Total expenses                      (1,315,981)             (203,287)            (1,813,624)
                                      ----------            ----------            -----------
  Net investment income (loss)         4,269,798              (152,462)              (920,801)
                                      ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (1,131,906)              677,821              5,886,937
 Net realized gain on
  distributions                               --               529,931                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      5,494,179               482,686             11,594,270
                                      ----------            ----------            -----------
  Net gain (loss) on
   investments                         4,362,273             1,690,438             17,481,207
                                      ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,632,071            $1,537,976            $16,560,406
                                      ==========            ==========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP            MFS(R) NEW
                                    GROWTH SERIES          DISCOVERY SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                     $ --
                                     ------------            -------------
EXPENSES:
 Administrative charges                   (34,257)                (112,590)
 Mortality and expense risk
  charges                                (346,258)              (1,095,798)
                                     ------------            -------------
  Total expenses                         (380,515)              (1,208,388)
                                     ------------            -------------
  Net investment income (loss)           (380,515)              (1,208,388)
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (169,933)               2,100,445
 Net realized gain on
  distributions                                --                6,116,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,320,387                4,903,589
                                     ------------            -------------
  Net gain (loss) on
   investments                          3,150,454               13,120,651
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,769,939              $11,912,263
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            MFS(R) TOTAL        MFS(R) VALUE            MFS(R) RESEARCH          MFS(R) RESEARCH
                            RETURN SERIES          SERIES                 BOND SERIES         INTERNATIONAL SERIES
                             SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $9,006,821          $1,364,712               $2,350,855                 $490,385
                            -------------       -------------            -------------            -------------
EXPENSES:
 Administrative charges          (539,244)            (94,530)                (121,813)                 (34,200)
 Mortality and expense
  risk charges                 (5,311,934)         (1,401,926)              (1,367,278)                (317,712)
                            -------------       -------------            -------------            -------------
  Total expenses               (5,851,178)         (1,496,456)              (1,489,091)                (351,912)
                            -------------       -------------            -------------            -------------
  Net investment income
   (loss)                       3,155,643            (131,744)                 861,764                  138,473
                            -------------       -------------            -------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions        (48,109)          2,071,587                2,883,500               (1,104,710)
 Net realized gain on
  distributions                        --             656,284                  567,286                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         27,034,404           9,157,442                  313,936                3,802,267
                            -------------       -------------            -------------            -------------
  Net gain (loss) on
   investments                 26,986,295          11,885,313                3,764,722                2,697,557
                            -------------       -------------            -------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations            $30,141,938         $11,753,569               $4,626,486               $2,836,030
                            =============       =============            =============            =============

                                                        BLACKROCK                 BLACKROCK
                              MFS(R) RESEARCH            GLOBAL                    GLOBAL
                                   SERIES         ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $37,953               $1,415                       $223
                                 ----------              -------                  ---------
EXPENSES:
 Administrative charges              (8,261)                  --                        (26)
 Mortality and expense
  risk charges                      (79,355)                (473)                      (410)
                                 ----------              -------                  ---------
  Total expenses                    (87,616)                (473)                      (436)
                                 ----------              -------                  ---------
  Net investment income
   (loss)                           (49,663)                 942                       (213)
                                 ----------              -------                  ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          407,501                  247                     10,025
 Net realized gain on
  distributions                          --                  318                         --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              305,285                2,729                     (7,529)
                                 ----------              -------                  ---------
  Net gain (loss) on
   investments                      712,786                3,294                      2,496
                                 ----------              -------                  ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $663,123               $4,236                     $2,283
                                 ==========              =======                  =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK
                                      LARGE CAP               EQUITY
                                  GROWTH V.I. FUND      DIVIDEND V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,851                $16,275
                                      ---------              ---------
EXPENSES:
 Administrative charges                    (667)                    --
 Mortality and expense risk
  charges                                (8,119)                (4,806)
                                      ---------              ---------
  Total expenses                         (8,786)                (4,806)
                                      ---------              ---------
  Net investment income (loss)           (2,935)                11,469
                                      ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  27,627                  2,938
 Net realized gain on
  distributions                          30,285                    845
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,052)                31,879
                                      ---------              ---------
  Net gain (loss) on
   investments                           56,860                 35,662
                                      ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $53,925                $47,131
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            INVESCO                                 MORGAN STANLEY
                                    UIF MID CAP         VAN KAMPEN V.I.      MORGAN STANLEY --         MULTI CAP
                                      GROWTH                AMERICAN            FOCUS GROWTH            GROWTH
                                     PORTFOLIO             VALUE FUND            PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (7)         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $4,726                $ --                   $ --
                                    -----------            ----------              ------              ---------
EXPENSES:
 Administrative charges                      --                    --                  (7)                  (342)
 Mortality and expense risk
  charges                               (39,060)              (12,296)                (65)                (2,972)
                                    -----------            ----------              ------              ---------
  Total expenses                        (39,060)              (12,296)                (72)                (3,314)
                                    -----------            ----------              ------              ---------
  Net investment income
   (loss)                               (39,060)               (7,570)                (72)                (3,314)
                                    -----------            ----------              ------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 181,806                74,580                  (6)                 3,726
 Net realized gain on
  distributions                         284,136                    --                 162                 11,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (249,050)               51,384                (334)                 3,659
                                    -----------            ----------              ------              ---------
  Net gain (loss) on
   investments                          216,892               125,964                (178)                18,506
                                    -----------            ----------              ------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $177,832              $118,394               $(250)               $15,192
                                    ===========            ==========              ======              =========

                                 MORGAN STANLEY --
                                      MID CAP          MORGAN STANLEY --       WILMINGTON MANAGED
                                      GROWTH            FLEXIBLE INCOME        ALLOCATION FUND --
                                     PORTFOLIO             PORTFOLIO           MODERATE GROWTH II
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (8)(9)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $5,032                   $130
                                     ---------              --------                 ------
EXPENSES:
 Administrative charges                   (321)                 (161)                    --
 Mortality and expense risk
  charges                               (2,594)               (1,190)                  (152)
                                     ---------              --------                 ------
  Total expenses                        (2,915)               (1,351)                  (152)
                                     ---------              --------                 ------
  Net investment income
   (loss)                               (2,915)                3,681                    (22)
                                     ---------              --------                 ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,480)                  (73)                   440
 Net realized gain on
  distributions                         11,795                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,565                 4,672                   (270)
                                     ---------              --------                 ------
  Net gain (loss) on
   investments                          11,880                 4,599                    170
                                     ---------              --------                 ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,965                $8,280                   $148
                                     =========              ========                 ======

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(8) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(9) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              COLUMBIA VARIABLE
                                        BLACKROCK                PORTFOLIO --
                                         CAPITAL            MARSICO INTERNATIONAL
                                 APPRECIATION V.I. FUND       OPPORTUNITIES FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $6,032                     $86,740
                                        ---------                ------------
EXPENSES:
 Administrative charges                        --                     (15,941)
 Mortality and expense risk
  charges                                  (4,536)                   (179,651)
                                        ---------                ------------
  Total expenses                           (4,536)                   (195,592)
                                        ---------                ------------
  Net investment income (loss)              1,496                    (108,852)
                                        ---------                ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     3,482                     415,761
 Net realized gain on
  distributions                            11,916                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              17,964                   1,008,704
                                        ---------                ------------
  Net gain (loss) on
   investments                             33,362                   1,424,465
                                        ---------                ------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $34,858                  $1,315,613
                                        =========                ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE
                              COLUMBIA VARIABLE         PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                                 PORTFOLIO --          MARSICO FOCUSED       ASSET ALLOCATION            MARSICO
                               HIGH INCOME FUND         EQUITIES FUND              FUND                GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $719,763                $31,735                $89,574                $50,121
                                 ------------            -----------            -----------            -----------
EXPENSES:
 Administrative charges               (19,362)               (15,745)                    --                (12,740)
 Mortality and expense
  risk charges                       (201,110)              (160,819)               (81,679)              (144,337)
                                 ------------            -----------            -----------            -----------
  Total expenses                     (220,472)              (176,564)               (81,679)              (157,077)
                                 ------------            -----------            -----------            -----------
  Net investment income
   (loss)                             499,291               (144,829)                 7,895               (106,956)
                                 ------------            -----------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            237,235                436,633               (258,776)               837,927
 Net realized gain on
  distributions                            --                854,795                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                554,081               (317,875)               679,226                 16,344
                                 ------------            -----------            -----------            -----------
  Net gain (loss) on
   investments                        791,316                973,553                420,450                854,271
                                 ------------            -----------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,290,607               $828,724               $428,345               $747,315
                                 ============            ===========            ===========            ===========

                              COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                 PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                 MARSICO 21ST              MID CAP                 DIVIDEND
                                 CENTURY FUND            GROWTH FUND           OPPORTUNITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (10)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                     $ --                    $ --
                                  ----------             ------------            ------------
EXPENSES:
 Administrative charges               (3,657)                 (17,577)                     --
 Mortality and expense
  risk charges                       (39,465)                (204,176)               (216,825)
                                  ----------             ------------            ------------
  Total expenses                     (43,122)                (221,753)               (216,825)
                                  ----------             ------------            ------------
  Net investment income
   (loss)                            (43,122)                (221,753)               (216,825)
                                  ----------             ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           209,171                  527,373                 (98,113)
 Net realized gain on
  distributions                           --                  194,605                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                34,292                  480,344               1,473,207
                                  ----------             ------------            ------------
  Net gain (loss) on
   investments                       243,463                1,202,322               1,375,094
                                  ----------             ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $200,341                 $980,569              $1,158,269
                                  ==========             ============            ============

(10) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             OPPENHEIMER
                                               CAPITAL           OPPENHEIMER
                                            APPRECIATION      GLOBAL SECURITIES
                                               FUND/VA             FUND/VA
                                             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,944              $134,228
                                               -------            ----------
EXPENSES:
 Administrative charges                             --                    --
 Mortality and expense risk charges             (6,946)             (112,229)
                                               -------            ----------
  Total expenses                                (6,946)             (112,229)
                                               -------            ----------
  Net investment income (loss)                  (5,002)               21,999
                                               -------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  20,450               365,467
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      36,370               791,922
                                               -------            ----------
  Net gain (loss) on investments                56,820             1,157,389
                                               -------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $51,818            $1,179,388
                                               =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               OPPENHEIMER
                                           OPPENHEIMER         MAIN STREET         OPPENHEIMER          PUTNAM VT
                                           MAIN STREET       SMALL- & MID-CAP         VALUE            DIVERSIFIED
                                            FUND(R)/VA           FUND/VA             FUND/VA           INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $7,111             $19,498             $2,243            $1,193,282
                                             --------            --------            -------            ----------
EXPENSES:
 Administrative charges                            --                  --                 --                    --
 Mortality and expense risk charges           (17,420)            (96,983)            (2,835)             (367,938)
                                             --------            --------            -------            ----------
  Total expenses                              (17,420)            (96,983)            (2,835)             (367,938)
                                             --------            --------            -------            ----------
  Net investment income (loss)                (10,309)            (77,485)              (592)              825,344
                                             --------            --------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 44,166             442,826              6,830                54,876
 Net realized gain on distributions                --                  --                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    113,600             505,886             14,050             1,156,159
                                             --------            --------            -------            ----------
  Net gain (loss) on investments              157,766             948,712             20,880             1,211,035
                                             --------            --------            -------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $147,457            $871,227            $20,288            $2,036,379
                                             ========            ========            =======            ==========


                                            PUTNAM VT           PUTNAM VT          PUTNAM VT
                                           GLOBAL ASSET       INTERNATIONAL      INTERNATIONAL
                                         ALLOCATION FUND       VALUE FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,501             $7,215             $7,252
                                             --------            -------            -------
EXPENSES:
 Administrative charges                            --                 --                 --
 Mortality and expense risk charges           (33,000)            (2,853)            (5,893)
                                             --------            -------            -------
  Total expenses                              (33,000)            (2,853)            (5,893)
                                             --------            -------            -------
  Net investment income (loss)                (27,499)             4,362              1,359
                                             --------            -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  9,498             (9,168)              (793)
 Net realized gain on distributions                --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    203,564             37,610             57,469
                                             --------            -------            -------
  Net gain (loss) on investments              213,062             28,442             56,676
                                             --------            -------            -------
  Net increase (decrease) in net
   assets resulting from operations          $185,563            $32,804            $58,035
                                             ========            =======            =======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                     PUTNAM VT            SMALL CAP
                                  INVESTORS FUND          VALUE FUND
                                  SUB-ACCOUNT (9)        SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $14,227
                                     ---------            ----------
EXPENSES:
 Administrative charges                     --                    --
 Mortality and expense risk
  charges                                 (121)              (54,811)
                                     ---------            ----------
  Total expenses                          (121)              (54,811)
                                     ---------            ----------
  Net investment income (loss)            (121)              (40,584)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 18,374                44,990
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,082)              219,017
                                     ---------            ----------
  Net gain (loss) on
   investments                          13,292               264,007
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,171              $223,423
                                     =========            ==========

(9)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        JPMORGAN                 JPMORGAN                JPMORGAN
                                                     INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST
                                 PUTNAM VT              CORE BOND              U.S. EQUITY           INTREPID MID CAP
                               VOYAGER FUND          PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $2,757               $4,019,628                $121,406                 $73,001
                                 ---------            -------------            ------------            ------------
EXPENSES:
 Administrative charges                 --                       --                      --                      --
 Mortality and expense
  risk charges                     (11,181)              (1,357,738)               (126,437)               (143,434)
                                 ---------            -------------            ------------            ------------
  Total expenses                   (11,181)              (1,357,738)               (126,437)               (143,434)
                                 ---------            -------------            ------------            ------------
  Net investment income
   (loss)                           (8,424)               2,661,890                  (5,031)                (70,433)
                                 ---------            -------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          25,542                1,171,465                 305,082                (217,514)
 Net realized gain on
  distributions                         --                       --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              55,246                 (651,218)                914,905               1,490,815
                                 ---------            -------------            ------------            ------------
  Net gain (loss) on
   investments                      80,788                  520,247               1,219,987               1,273,301
                                 ---------            -------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $72,364               $3,182,137              $1,214,956              $1,202,868
                                 =========            =============            ============            ============

                                   JPMORGAN               JPMORGAN               JPMORGAN
                               INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                 EQUITY INDEX         INTREPID GROWTH         MID CAP GROWTH
                                PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $617,740               $26,195                    $ --
                                 ------------            ----------            ------------
EXPENSES:
 Administrative charges                    --                    --                      --
 Mortality and expense
  risk charges                       (511,763)              (58,024)               (156,385)
                                 ------------            ----------            ------------
  Total expenses                     (511,763)              (58,024)               (156,385)
                                 ------------            ----------            ------------
  Net investment income
   (loss)                             105,977               (31,829)               (156,385)
                                 ------------            ----------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            957,453               111,432                (133,420)
 Net realized gain on
  distributions                            --                    --                 119,991
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,329,586               424,573               1,523,815
                                 ------------            ----------            ------------
  Net gain (loss) on
   investments                      4,287,039               536,005               1,510,386
                                 ------------            ----------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $4,393,016              $504,176              $1,354,001
                                 ============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       JPMORGAN
                                    INSURANCE TRUST           PUTNAM VT
                                     MID CAP VALUE             EQUITY
                                    PORTFOLIO -- 1           INCOME FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $74,916                 $492
                                     -------------            ---------
EXPENSES:
 Administrative charges                         --                   --
 Mortality and expense risk
  charges                                 (109,111)                (245)
                                     -------------            ---------
  Total expenses                          (109,111)                (245)
                                     -------------            ---------
  Net investment income (loss)             (34,195)                 247
                                     -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,865,901)              24,046
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,060,260               (5,485)
                                     -------------            ---------
  Net gain (loss) on
   investments                           1,194,359               18,561
                                     -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,160,164              $18,808
                                     =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PIMCO
                                      PIMCO                PIMCO                GLOBAL           JENNISON 20/20
                                    ALL ASSET         EQS PATHFINDER         MULTI-ASSET              FOCUS
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (11)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,385               $6,940                $430                   $ --
                                    ---------            ---------              ------              ---------
EXPENSES:
 Administrative charges                    --                   --                  --                   (203)
 Mortality and expense risk
  charges                                (974)              (3,931)               (128)                (2,062)
                                    ---------            ---------              ------              ---------
  Total expenses                         (974)              (3,931)               (128)                (2,265)
                                    ---------            ---------              ------              ---------
  Net investment income
   (loss)                               6,411                3,009                 302                 (2,265)
                                    ---------            ---------              ------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    66                1,246                (219)                 8,870
 Net realized gain on
  distributions                            --                   --                  88                  4,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,008               23,897                 202                  2,161
                                    ---------            ---------              ------              ---------
  Net gain (loss) on
   investments                         12,074               25,143                  71                 15,778
                                    ---------            ---------              ------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $18,485              $28,152                $373                $13,513
                                    =========            =========              ======              =========

                                                                           PRUDENTIAL
                                                                             SERIES
                                                        PRUDENTIAL        INTERNATIONAL
                                    JENNISON               VALUE             GROWTH
                                    PORTFOLIO            PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $447             $ --
                                    ---------            ---------            -----
EXPENSES:
 Administrative charges                  (305)                  --               --
 Mortality and expense risk
  charges                              (3,107)              (1,319)             (77)
                                    ---------            ---------            -----
  Total expenses                       (3,412)              (1,319)             (77)
                                    ---------            ---------            -----
  Net investment income
   (loss)                              (3,412)                (872)             (77)
                                    ---------            ---------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                10,285                  (34)             (43)
 Net realized gain on
  distributions                            --                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          20,755               10,336              836
                                    ---------            ---------            -----
  Net gain (loss) on
   investments                         31,040               10,302              793
                                    ---------            ---------            -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $27,628               $9,430             $716
                                    =========            =========            =====

(11) Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    LEGG MASON              LEGG MASON
                                    CLEARBRIDGE        CLEARBRIDGE VARIABLE
                                  VARIABLE EQUITY          FUNDAMENTAL
                                  INCOME BUILDER          ALL CAP VALUE
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,688                 $10,871
                                     ---------              ----------
EXPENSES:
 Administrative charges                     --                      --
 Mortality and expense risk
  charges                                 (850)                 (9,676)
                                     ---------              ----------
  Total expenses                          (850)                 (9,676)
                                     ---------              ----------
  Net investment income (loss)             838                   1,195
                                     ---------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (4,820)                (39,616)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,242                 121,857
                                     ---------              ----------
  Net gain (loss) on
   investments                           6,422                  82,241
                                     ---------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,260                 $83,436
                                     =========              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               WESTERN ASSET            LEGG MASON               INVESCO
                              VARIABLE GLOBAL      CLEARBRIDGE VARIABLE      VAN KAMPEN V.I.           INVESCO
                              HIGH YIELD BOND         LARGE CAP VALUE           GROWTH AND         VAN KAMPEN V.I.
                                 PORTFOLIO               PORTFOLIO             INCOME FUND          COMSTOCK FUND
                              SUB-ACCOUNT (12)          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $3,910                  $5,794                 $20,738               $5,201
                                  --------               ---------              ----------            ---------
EXPENSES:
 Administrative charges                (89)                   (424)                   (509)                (723)
 Mortality and expense
  risk charges                        (776)                 (3,547)                (22,716)              (6,301)
                                  --------               ---------              ----------            ---------
  Total expenses                      (865)                 (3,971)                (23,225)              (7,024)
                                  --------               ---------              ----------            ---------
  Net investment income
   (loss)                            3,045                   1,823                  (2,487)              (1,823)
                                  --------               ---------              ----------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,535)                 12,856                  35,686               (9,737)
 Net realized gain on
  distributions                         --                     241                      --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               7,576                  23,104                 153,023               69,305
                                  --------               ---------              ----------            ---------
  Net gain (loss) on
   investments                       6,041                  36,201                 188,709               59,568
                                  --------               ---------              ----------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations                  $9,086                 $38,024                $186,222              $57,745
                                  ========               =========              ==========            =========

                                    INVESCO                   INVESCO               WELLS FARGO
                                VAN KAMPEN V.I.           VAN KAMPEN V.I.          ADVANTAGE VT
                                    AMERICAN                  MID CAP               INDEX ASSET
                                 FRANCHISE FUND             GROWTH FUND           ALLOCATION FUND
                              SUB-ACCOUNT (13)(14)      SUB-ACCOUNT (15)(16)        SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                     $ --                  $246
                                  ------------               ----------               -------
EXPENSES:
 Administrative charges                 (7,242)                      --                    --
 Mortality and expense
  risk charges                        (495,726)                 (65,165)                 (298)
                                  ------------               ----------               -------
  Total expenses                      (502,968)                 (65,165)                 (298)
                                  ------------               ----------               -------
  Net investment income
   (loss)                             (502,968)                 (65,165)                  (52)
                                  ------------               ----------               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           2,231,449                  344,494                 1,119
 Net realized gain on
  distributions                             --                      892                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,048,203                   56,298                   318
                                  ------------               ----------               -------
  Net gain (loss) on
   investments                       3,279,652                  401,684                 1,437
                                  ------------               ----------               -------
  Net increase (decrease)
   in net assets resulting
   from operations                  $2,776,684                 $336,519                $1,385
                                  ============               ==========               =======

(12) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

(13) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(14) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(15) Funded as of April 27, 2012.

(16) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   WELLS FARGO        WELLS FARGO
                                  ADVANTAGE VT       ADVANTAGE VT
                                  TOTAL RETURN         INTRINSIC
                                    BOND FUND         VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $188                $362
                                     ------             -------
EXPENSES:
 Administrative charges                  --                  --
 Mortality and expense risk
  charges                              (180)               (440)
                                     ------             -------
  Total expenses                       (180)               (440)
                                     ------             -------
  Net investment income (loss)            8                 (78)
                                     ------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10                (193)
 Net realized gain on
  distributions                         205                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           353               4,592
                                     ------             -------
  Net gain (loss) on
   investments                          568               4,399
                                     ------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $576              $4,321
                                     ======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT         WELLS FARGO
                                  INTERNATIONAL           SMALL CAP          ADVANTAGE VT
                                   EQUITY FUND           GROWTH FUND        DISCOVERY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $25,192                  $ --              $ --
                                    ----------            ----------             -----
EXPENSES:
 Administrative charges                     --                    --                --
 Mortality and expense risk
  charges                              (26,225)              (29,776)              (70)
                                    ----------            ----------             -----
  Total expenses                       (26,225)              (29,776)              (70)
                                    ----------            ----------             -----
  Net investment income
   (loss)                               (1,033)              (29,776)              (70)
                                    ----------            ----------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (29,907)               74,935               169
 Net realized gain on
  distributions                        102,201                80,279                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           83,053               (16,369)              545
                                    ----------            ----------             -----
  Net gain (loss) on
   investments                         155,347               138,845               714
                                    ----------            ----------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $154,314              $109,069              $644
                                    ==========            ==========             =====

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                     VALUE FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                              $150,733                 $54,773
                                    ------------            ------------
EXPENSES:
 Administrative charges                       --                      --
 Mortality and expense risk
  charges                               (231,145)               (147,904)
                                    ------------            ------------
  Total expenses                        (231,145)               (147,904)
                                    ------------            ------------
  Net investment income
   (loss)                                (80,412)                (93,131)
                                    ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  656,492                 237,951
 Net realized gain on
  distributions                               --                   3,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year            992,515               1,091,432
                                    ------------            ------------
  Net gain (loss) on
   investments                         1,649,007               1,332,748
                                    ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,568,595              $1,239,617
                                    ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                  AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                       VALUE FUND                GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT (1)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $18,975                     $(29)
 Net realized gain (loss) on
  security transactions                      8,245                        3
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              119,346                     (206)
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               146,566                     (232)
                                      ------------                ---------
UNIT TRANSACTIONS:
 Purchases                               1,791,683                   15,000
 Net transfers                             112,266                   18,836
 Surrenders for benefit
  payments and fees                        (29,902)                      --
 Other transactions                            (48)                      --
 Death benefits                            (13,400)                      --
 Net annuity transactions                       --                       --
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,860,599                   33,836
                                      ------------                ---------
 Net increase (decrease) in
  net assets                             2,007,165                   33,604
NET ASSETS:
 Beginning of year                         304,415                       --
                                      ------------                ---------
 End of year                            $2,311,580                  $33,604
                                      ============                =========

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH       VPS INTERNATIONAL       VPS SMALL/MID-CAP       ALLIANCEBERNSTEIN
                                  STRATEGY PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO       VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $26,351                 $(13,873)               $(22,212)                  $186
 Net realized gain (loss) on
  security transactions                    239,452                 (116,449)                 46,929                 10,917
 Net realized gain on
  distributions                                 --                       --                  55,106                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              310,242                1,040,038                 172,264                 12,770
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               576,045                  909,716                 252,087                 23,873
                                     -------------             ------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                  28,096                   31,375                  68,075                     --
 Net transfers                             521,254                  447,044                  55,459                (81,652)
 Surrenders for benefit
  payments and fees                     (1,204,963)                (587,552)                (55,084)                (5,957)
 Other transactions                         (1,140)                      44                      --                    213
 Death benefits                           (275,584)                 (75,905)                (54,012)                    --
 Net annuity transactions                       --                       --                      --                     --
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (932,337)                (184,994)                 14,438                (87,396)
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets                              (356,292)                 724,722                 266,525                (63,523)
NET ASSETS:
 Beginning of year                       4,968,538                7,122,356               1,541,969                204,373
                                     -------------             ------------            ------------             ----------
 End of year                            $4,612,246               $7,847,078              $1,808,494               $140,850
                                     =============             ============            ============             ==========

                                                               INVESCO
                                 ALLIANCEBERNSTEIN         VAN KAMPEN V.I.       INVESCO V.I.
                                 VPS INTERNATIONAL              VALUE                CORE
                                  GROWTH PORTFOLIO       OPPORTUNITIES FUND      EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (2)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,817)               $(120,305)           $(567,906)
 Net realized gain (loss) on
  security transactions                  (16,251)              (3,075,871)           2,610,784
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            163,292                7,242,980            4,976,542
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             143,224                4,046,804            7,019,420
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                31,333                  177,436              446,352
 Net transfers                            (6,664)                (645,199)          (1,809,623)
 Surrenders for benefit
  payments and fees                     (126,134)              (4,892,255)         (12,971,833)
 Other transactions                           --                    1,107                 (765)
 Death benefits                           (5,443)                (223,711)            (854,173)
 Net annuity transactions                     --                   47,321               (4,431)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (106,908)              (5,535,301)         (15,194,473)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              36,316               (1,488,497)          (8,175,053)
NET ASSETS:
 Beginning of year                     1,108,656               28,254,417           64,528,774
                                    ------------            -------------       --------------
 End of year                          $1,144,972              $26,765,920          $56,353,721
                                    ============            =============       ==============

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.             INVESCO V.I.
                                       GOVERNMENT                  HIGH
                                    SECURITIES FUND             YIELD FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,046,363                 $41,737
 Net realized gain (loss) on
  security transactions                   2,250,658                  (6,718)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,373,645)                134,856
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,923,376                 169,875
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                1,359,288                      --
 Net transfers                           22,671,229                 291,229
 Surrenders for benefit
  payments and fees                     (46,970,289)               (246,354)
 Other transactions                           1,384                      (3)
 Death benefits                          (5,009,483)                     --
 Net annuity transactions                   115,007                      --
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,832,864)                 44,872
                                     --------------            ------------
 Net increase (decrease) in
  net assets                            (25,909,488)                214,747
NET ASSETS:
 Beginning of year                      267,497,204               1,169,943
                                     --------------            ------------
 End of year                           $241,587,716              $1,384,690
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 INVESCO V.I.
                               INVESCO V.I.         INVESCO V.I.        INVESCO V.I.            BALANCED RISK
                               INTERNATIONAL        MID CAP CORE          SMALL CAP               ALLOCATION
                                GROWTH FUND         EQUITY FUND          EQUITY FUND                 FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(159,816)         $(1,064,913)          $(725,472)               $(32,812)
 Net realized gain (loss) on
  security transactions            1,894,411              933,787           2,669,084                  79,926
 Net realized gain on
  distributions                           --              469,223                  --                  16,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,380,521            4,763,384           2,599,023                 268,671
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,115,116            5,101,481           4,542,635                 332,144
                               -------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,406,711              329,950             301,543                 262,280
 Net transfers                    (1,102,380)          (1,357,245)         (2,837,198)              5,056,064
 Surrenders for benefit
  payments and fees               (8,707,851)         (10,957,423)         (6,672,173)               (448,228)
 Other transactions                     (300)               2,021               1,899                     131
 Death benefits                     (983,591)            (579,261)           (582,793)                   (106)
 Net annuity transactions                134               27,077                 231                      --
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (9,387,277)         (12,534,881)         (9,788,491)              4,870,141
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                      (1,272,161)          (7,433,400)         (5,245,856)              5,202,285
NET ASSETS:
 Beginning of year                63,954,402           61,453,126          43,377,847               2,816,976
                               -------------       --------------       -------------            ------------
 End of year                     $62,682,241          $54,019,726         $38,131,991              $8,019,261
                               =============       ==============       =============            ============


                                  INVESCO V.I.         AMERICAN CENTURY VP          AMERICAN FUNDS
                                   DIVERSIFIED               MID CAP                    GLOBAL
                                  DIVIDEND FUND            VALUE FUND                 BOND FUND
                                 SUB-ACCOUNT (3)           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8                     $522                     $201,182
 Net realized gain (loss) on
  security transactions                  (21)                      36                    2,382,750
 Net realized gain on
  distributions                           --                    1,545                      706,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year            894                    2,712                      155,059
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             881                    4,815                    3,445,727
                                     -------                ---------               --------------
UNIT TRANSACTIONS:
 Purchases                                --                   32,879                      482,613
 Net transfers                            --                    8,473                   (1,039,270)
 Surrenders for benefit
  payments and fees                     (339)                    (467)                 (14,085,160)
 Other transactions                       --                       (1)                        (312)
 Death benefits                           --                       --                   (1,639,016)
 Net annuity transactions                 --                       --                       (3,594)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (339)                  40,884                  (16,284,739)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets                             542                   45,699                  (12,839,012)
NET ASSETS:
 Beginning of year                     5,679                   19,524                   85,944,799
                                     -------                ---------               --------------
 End of year                          $6,221                  $65,223                  $73,105,787
                                     =======                =========               ==============

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                         GLOBAL                AMERICAN FUNDS
                                       GROWTH AND                  ASSET
                                      INCOME FUND             ALLOCATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $597,708                   $73,921
 Net realized gain (loss) on
  security transactions                  (2,369,527)               12,205,573
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,251,805                22,039,542
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,479,986                34,319,036
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  380,636                   910,140
 Net transfers                           (5,650,733)               (2,642,524)
 Surrenders for benefit
  payments and fees                     (12,735,514)              (45,018,792)
 Other transactions                           3,590                    (1,728)
 Death benefits                          (1,480,008)               (5,274,416)
 Net annuity transactions                    (7,149)                  (41,228)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,489,178)              (52,068,548)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (7,009,192)              (17,749,512)
NET ASSETS:
 Beginning of year                       89,491,258               260,059,129
                                     --------------            --------------
 End of year                            $82,482,066              $242,309,617
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL           AMERICAN FUNDS
                                     GROWTH FUND                BOND FUND                GROWTH FUND           GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $73,405                $1,577,155                 $(696,834)          $(6,594,926)
 Net realized gain (loss) on
  security transactions                  2,865,360                 1,592,620                 4,143,577            21,829,110
 Net realized gain on
  distributions                                 --                        --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,888,233                 5,929,036                11,161,905            81,683,032
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,826,998                 9,098,811                14,608,648            96,917,216
                                    --------------            --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 513,111                 1,600,953                   548,539             3,101,583
 Net transfers                          (1,856,970)               14,455,998                (2,482,535)          (32,173,281)
 Surrenders for benefit
  payments and fees                    (18,823,864)              (51,827,748)              (10,772,967)         (104,304,919)
 Other transactions                          1,726                       324                    (1,012)                 (978)
 Death benefits                         (1,838,477)               (4,754,552)               (1,447,966)           (9,976,185)
 Net annuity transactions                   28,679                    57,013                    10,756                  (186)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,975,795)              (40,468,012)              (14,145,185)         (143,353,966)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                            (9,148,797)              (31,369,201)                  463,463           (46,436,750)
NET ASSETS:
 Beginning of year                     113,273,595               271,699,885                76,861,299           655,087,898
                                    --------------            --------------            --------------       ---------------
 End of year                          $104,124,798              $240,330,684               $77,324,762          $608,651,148
                                    ==============            ==============            ==============       ===============


                                    AMERICAN FUNDS             AMERICAN FUNDS            AMERICAN FUNDS
                                  GROWTH-INCOME FUND         INTERNATIONAL FUND          NEW WORLD FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,443,669)                $(614,066)                $(638,172)
 Net realized gain (loss) on
  security transactions                  10,638,574                  (227,891)                6,178,377
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            75,672,724                25,213,893                 5,278,407
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             84,867,629                24,371,936                10,818,612
                                    ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,598,546                   607,806                   404,117
 Net transfers                          (31,208,793)               (7,395,664)               (3,340,758)
 Surrenders for benefit
  payments and fees                     (94,675,024)              (25,414,435)              (12,460,928)
 Other transactions                           5,061                     1,220                      (474)
 Death benefits                         (10,796,821)               (2,486,378)               (1,170,430)
 Net annuity transactions                   (35,585)                  (42,674)                    3,695
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (134,112,616)              (34,730,125)              (16,564,778)
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (49,244,987)              (10,358,189)               (5,746,166)
NET ASSETS:
 Beginning of year                      598,947,672               169,374,968                76,375,757
                                    ---------------            --------------            --------------
 End of year                           $549,702,685              $159,016,779               $70,629,591
                                    ===============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS              STERLING
                                      GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND      ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(282,051)                 $(38)
 Net realized gain (loss) on
  security transactions                   2,111,380                    64
 Net realized gain on
  distributions                                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,095,781                   396
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,925,110                   422
                                     --------------               -------
UNIT TRANSACTIONS:
 Purchases                                  392,805                    --
 Net transfers                           (3,853,789)                  (13)
 Surrenders for benefit
  payments and fees                      (8,814,510)                   (4)
 Other transactions                             482                    --
 Death benefits                            (844,473)                   --
 Net annuity transactions                    40,644                    --
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,078,841)                  (17)
                                     --------------               -------
 Net increase (decrease) in
  net assets                             (4,153,731)                  405
NET ASSETS:
 Beginning of year                       60,564,986                 3,618
                                     --------------               -------
 End of year                            $56,411,255                $4,023
                                     ==============               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      COLUMBIA VARIABLE
                                    STERLING               STERLING                STERLING              PORTFOLIO --
                                 CAPITAL SELECT        CAPITAL SPECIAL          CAPITAL TOTAL           SMALL COMPANY
                                   EQUITY VIF         OPPORTUNITIES VIF        RETURN BOND VIF           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3)               $(27,761)                $12,499               $(130,313)
 Net realized gain (loss) on
  security transactions                     9                  40,861                  14,465                 (71,607)
 Net realized gain on
  distributions                            --                  91,027                  28,212                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             187                 147,428                 (11,696)                788,349
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              193                 251,555                  43,480                 586,429
                                    ---------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  63,437                      --                  11,424
 Net transfers                         27,791                (100,154)                 (1,521)                (98,183)
 Surrenders for benefit
  payments and fees                       (19)               (163,191)               (104,575)               (786,214)
 Other transactions                         1                    (213)                    142                      57
 Death benefits                            --                      --                      --                (120,580)
 Net annuity transactions                  --                      --                      --                   1,107
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    27,773                (200,121)               (105,954)               (992,389)
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           27,966                  51,434                 (62,474)               (405,960)
NET ASSETS:
 Beginning of year                      2,200               2,074,711               1,015,821               6,168,754
                                    ---------            ------------            ------------            ------------
 End of year                          $30,166              $2,126,145                $953,347              $5,762,794
                                    =========            ============            ============            ============

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH          CONTRAFUND(R)
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,237)               $(12,661)          $(142,387)
 Net realized gain (loss) on
  security transactions                   27,668                  85,556           1,337,222
 Net realized gain on
  distributions                           69,767                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             28,728                  49,045           1,830,194
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             109,926                 121,940           3,025,029
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                11,970                     350           1,579,411
 Net transfers                           505,395                 (85,808)           (729,035)
 Surrenders for benefit
  payments and fees                      (69,348)               (226,097)         (2,344,064)
 Other transactions                            4                       1                (207)
 Death benefits                               --                  (7,308)           (294,722)
 Net annuity transactions                     --                      --             (14,149)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      448,021                (318,862)         (1,802,766)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             557,947                (196,922)          1,222,263
NET ASSETS:
 Beginning of year                       591,440               1,018,966          21,466,459
                                    ------------            ------------       -------------
 End of year                          $1,149,387                $822,044         $22,688,722
                                    ============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                FIDELITY VIP             FIDELITY VIP
                                   MID CAP             VALUE STRATEGIES
                                  PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(209,355)               $(17,592)
 Net realized gain (loss) on
  security transactions               758,090                 105,178
 Net realized gain on
  distributions                     1,287,640                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         116,903                 202,138
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,953,278                 289,724
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            151,805                  15,129
 Net transfers                       (314,583)               (356,504)
 Surrenders for benefit
  payments and fees                (1,079,134)                (83,277)
 Other transactions                       (65)                     --
 Death benefits                      (149,254)                 (8,783)
 Net annuity transactions              (5,406)                    682
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,396,637)               (432,753)
                                -------------            ------------
 Net increase (decrease) in
  net assets                          556,641                (143,029)
NET ASSETS:
 Beginning of year                 15,589,399               1,246,163
                                -------------            ------------
 End of year                      $16,146,040              $1,103,134
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                                     FRANKLIN
                                 DYNAMIC CAPITAL         FIDELITY VIP                RISING              FRANKLIN
                                   APPRECIATION        STRATEGIC INCOME            DIVIDENDS              INCOME
                                    PORTFOLIO              PORTFOLIO            SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,584)               $2,190                  $(247,180)          $39,193,159
 Net realized gain (loss) on
  security transactions                 15,247                    62                 10,657,103            (2,341,435)
 Net realized gain on
  distributions                             --                   746                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,217                 1,991                 16,350,457            47,750,039
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,880                 4,989                 26,760,380            84,601,763
                                    ----------             ---------             --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 361                30,000                  1,624,429             3,636,525
 Net transfers                          90,557                15,095                 (1,354,796)          (19,372,257)
 Surrenders for benefit
  payments and fees                     (6,562)                 (220)               (44,671,484)         (134,631,406)
 Other transactions                        152                    --                      1,840                (4,368)
 Death benefits                             --                    --                 (4,901,383)          (17,329,889)
 Net annuity transactions                   --                    --                       (304)               39,711
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     84,508                44,875                (49,301,698)         (167,661,684)
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets                           127,388                49,864                (22,541,318)          (83,059,921)
NET ASSETS:
 Beginning of year                     171,347                26,385                287,809,621           866,473,608
                                    ----------             ---------             --------------       ---------------
 End of year                          $298,735               $76,249               $265,268,303          $783,413,687
                                    ==========             =========             ==============       ===============

                                       FRANKLIN                 FRANKLIN                 FRANKLIN
                                      LARGE CAP                  GLOBAL               SMALL-MID CAP
                                        GROWTH                REAL ESTATE                 GROWTH
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(416,692)               $(17,844)              $(1,411,573)
 Net realized gain (loss) on
  security transactions                  1,668,322                (104,154)                3,297,577
 Net realized gain on
  distributions                                 --                      --                 5,650,576
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,050,455                 386,761                  (699,159)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,302,085                 264,763                 6,837,421
                                    --------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 383,510                     229                   425,948
 Net transfers                          (1,891,932)                (65,589)               (3,094,263)
 Surrenders for benefit
  payments and fees                     (8,363,298)               (171,638)              (12,268,898)
 Other transactions                            787                      (1)                      792
 Death benefits                           (540,114)                (19,423)               (1,093,523)
 Net annuity transactions                   (1,399)                 30,376                   (10,701)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,412,446)               (226,046)              (16,040,645)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (6,110,361)                 38,717                (9,203,224)
NET ASSETS:
 Beginning of year                      43,752,484               1,171,672                79,698,492
                                    --------------            ------------            --------------
 End of year                           $37,642,123              $1,210,389               $70,495,268
                                    ==============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                       SMALL CAP                STRATEGIC
                                         VALUE                    INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(161,836)              $13,375,962
 Net realized gain (loss) on
  security transactions                  1,149,380                 3,903,318
 Net realized gain on
  distributions                                 --                   294,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,318,312                 9,396,034
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,305,856                26,969,579
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 143,698                 2,209,896
 Net transfers                            (270,643)               13,440,001
 Surrenders for benefit
  payments and fees                     (2,445,737)              (44,712,425)
 Other transactions                           (499)                    3,070
 Death benefits                           (206,895)               (4,411,680)
 Net annuity transactions                     (159)                   89,740
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,780,235)              (33,381,398)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                              (474,379)               (6,411,819)
NET ASSETS:
 Beginning of year                      16,252,963               257,179,250
                                     -------------            --------------
 End of year                           $15,778,584              $250,767,431
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          TEMPLETON
                                                          DEVELOPING              TEMPLETON               TEMPLETON
                                MUTUAL SHARES              MARKETS                 FOREIGN                  GROWTH
                               SECURITIES FUND         SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $990,443               $(114,663)             $1,633,102                $772,340
 Net realized gain (loss)
  on security transactions           6,243,309                 459,466                (923,977)             (6,114,559)
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              37,361,515               5,257,466              19,512,817              45,812,352
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   44,595,267               5,602,269              20,221,942              40,470,133
                                --------------          --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                           2,551,284                 271,339               1,426,950               1,711,566
 Net transfers                     (19,605,562)             (2,438,211)             (1,251,309)            (12,255,366)
 Surrenders for benefit
  payments and fees                (62,381,475)             (9,982,193)            (25,573,441)            (40,071,214)
 Other transactions                    (10,184)                   (522)                  3,365                  (2,686)
 Death benefits                     (7,700,860)               (586,034)             (2,112,168)             (4,638,190)
 Net annuity transactions               58,860                  23,524                  31,066                  24,406
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (87,087,937)            (12,712,097)            (27,475,537)            (55,231,484)
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets                    (42,492,670)             (7,109,828)             (7,253,595)            (14,761,351)
NET ASSETS:
 Beginning of year                 397,801,809              56,219,294             139,228,121             241,244,696
                                --------------          --------------          --------------          --------------
 End of year                      $355,309,139             $49,109,466            $131,974,526            $226,483,345
                                ==============          ==============          ==============          ==============

                                                          FRANKLIN               FRANKLIN
                                    MUTUAL                FLEX CAP               LARGE CAP
                               GLOBAL DISCOVERY            GROWTH                  VALUE
                               SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $915,570              $(355,291)              $(15,055)
 Net realized gain (loss)
  on security transactions           4,083,773              1,148,305                 54,767
 Net realized gain on
  distributions                      6,115,193                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,964,871                617,235                884,528
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   13,079,407              1,410,249                924,240
                                --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             492,549                207,795                 18,831
 Net transfers                      (6,393,554)               (57,414)               (24,083)
 Surrenders for benefit
  payments and fees                (18,210,439)            (3,305,756)            (1,015,496)
 Other transactions                       (897)                 1,750                    (56)
 Death benefits                     (1,843,290)              (235,955)              (101,167)
 Net annuity transactions              (70,017)                 2,983                     --
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (26,025,648)            (3,386,597)            (1,121,971)
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets                    (12,946,241)            (1,976,348)              (197,731)
NET ASSETS:
 Beginning of year                 126,044,828             19,594,014              7,801,283
                                --------------          -------------          -------------
 End of year                      $113,098,587            $17,617,666             $7,603,552
                                ==============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,010,798                 $141,193
 Net realized gain (loss) on
  security transactions                    292,171                 (196,157)
 Net realized gain on
  distributions                             34,949                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,360,208                1,532,574
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,698,126                1,477,610
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 366,975                   39,679
 Net transfers                           1,298,342                1,269,295
 Surrenders for benefit
  payments and fees                     (1,809,832)              (2,171,549)
 Other transactions                            106                      337
 Death benefits                           (552,354)                (205,278)
 Net annuity transactions                   21,110                   11,437
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (675,653)              (1,056,079)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,022,473                  421,531
NET ASSETS:
 Beginning of year                      20,322,857               15,792,890
                                     -------------            -------------
 End of year                           $22,345,330              $16,214,421
                                     =============            =============

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND                HARTFORD
                                RETURN BOND          APPRECIATION          AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND             HLS FUND             HLS FUND                HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,094,673            $(311,695)            $570,909               $(3,983)
 Net realized gain (loss) on
  security transactions             2,598,757            5,011,980            4,796,178                 1,053
 Net realized gain on
  distributions                            --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,833,107           17,426,422            6,546,097                48,459
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,526,537           22,126,707           11,913,184                45,529
                               --------------       --------------       --------------            ----------
UNIT TRANSACTIONS:
 Purchases                          1,566,023            1,638,693            1,402,280                    --
 Net transfers                      5,197,603           (6,937,917)          (6,786,441)               29,725
 Surrenders for benefit
  payments and fees               (15,863,350)         (12,800,489)         (10,004,911)              (88,482)
 Other transactions                      (956)                (568)                 125                     1
 Death benefits                    (2,204,561)          (1,451,410)          (1,354,877)               (5,014)
 Net annuity transactions              (4,267)              30,263               35,268                    --
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (11,309,508)         (19,521,428)         (16,708,556)              (63,770)
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets                       (1,782,971)           2,605,279           (4,795,372)              (18,241)
NET ASSETS:
 Beginning of year                166,428,046          139,889,415          105,474,269               358,485
                               --------------       --------------       --------------            ----------
 End of year                     $164,645,075         $142,494,694         $100,678,897              $340,244
                               ==============       ==============       ==============            ==========

                                                                              HARTFORD
                                     HARTFORD               HARTFORD         DISCIPLINED
                                    HEALTHCARE           GLOBAL GROWTH         EQUITY
                                     HLS FUND               HLS FUND          HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,971)              $(7,228)            $(1,927)
 Net realized gain (loss) on
  security transactions                  25,800               (21,650)            584,332
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,773               146,342           1,290,242
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,602               117,464           1,872,647
                                    -----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                   --                   500             105,160
 Net transfers                              478                60,635            (941,763)
 Surrenders for benefit
  payments and fees                    (122,355)              (50,314)           (862,033)
 Other transactions                           1                    --                  47
 Death benefits                          (2,487)                 (747)           (131,544)
 Net annuity transactions                    --                 2,501                (487)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (124,363)               12,575          (1,830,620)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets                            (82,761)              130,039              42,027
NET ASSETS:
 Beginning of year                      258,792               559,775          12,356,809
                                    -----------            ----------       -------------
 End of year                           $176,031              $689,814         $12,398,836
                                    ===========            ==========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD            GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,153)          $(480,180)
 Net realized gain (loss) on
  security transactions                    45,966           1,794,293
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             146,296           5,609,690
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              176,109           6,923,803
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 86,573             466,443
 Net transfers                            127,333          (2,303,345)
 Surrenders for benefit
  payments and fees                      (263,761)         (2,290,301)
 Other transactions                           136                (477)
 Death benefits                                --            (351,645)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,719)         (4,479,325)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              126,390           2,444,478
NET ASSETS:
 Beginning of year                      1,061,553          28,353,767
                                     ------------       -------------
 End of year                           $1,187,943         $30,798,245
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                HARTFORD
                                 HARTFORD                 HARTFORD             INTERNATIONAL           SMALL/MID CAP
                                HIGH YIELD                 INDEX               OPPORTUNITIES               EQUITY
                                 HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $707,561                 $68,762                 $15,823                $(27,004)
 Net realized gain (loss) on
  security transactions              143,267                   6,879                 127,105                  95,330
 Net realized gain on
  distributions                           --                      --                      --                 307,036
 Net unrealized appreciation
  (depreciation) of
  investments during the year        268,000                 181,766               1,280,822                 (86,910)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,118,828                 257,407               1,423,750                 288,452
                               -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           265,032               2,008,630                 496,671                  45,657
 Net transfers                     1,096,776               3,335,670                 363,325                (247,773)
 Surrenders for benefit
  payments and fees                 (710,541)                (21,585)               (964,434)               (239,977)
 Other transactions                       16                     188                  (1,066)                     (5)
 Death benefits                     (109,309)                 (2,591)               (127,759)                (48,276)
 Net annuity transactions                 --                      --                  10,952                      --
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  541,974               5,320,312                (222,311)               (490,374)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                       1,660,802               5,577,719               1,201,439                (201,922)
NET ASSETS:
 Beginning of year                 8,356,503                 485,264               7,869,538               2,348,290
                               -------------            ------------            ------------            ------------
 End of year                     $10,017,305              $6,062,983              $9,070,977              $2,146,368
                               =============            ============            ============            ============


                                      HARTFORD               HARTFORD           HARTFORD
                                       MIDCAP              MIDCAP VALUE       MONEY MARKET
                                      HLS FUND               HLS FUND           HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,818)              $(3,109)          $(3,794,143)
 Net realized gain (loss) on
  security transactions                   34,211                12,403                     2
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            171,789                51,664                    --
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             195,182                60,958            (3,794,141)
                                    ------------            ----------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    --                 4,859             4,396,032
 Net transfers                           (54,686)               16,857            90,860,657
 Surrenders for benefit
  payments and fees                     (229,256)               (9,266)         (140,241,269)
 Other transactions                            1                    --                 3,797
 Death benefits                           (2,929)                   --            (7,517,061)
 Net annuity transactions                  7,000                    --               (26,068)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (279,870)               12,450           (52,523,912)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets                             (84,688)               73,408           (56,318,053)
NET ASSETS:
 Beginning of year                     1,252,249               258,234           251,768,173
                                    ------------            ----------       ---------------
 End of year                          $1,167,561              $331,642          $195,450,120
                                    ============            ==========       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(85,348)                $(30,151)
 Net realized gain (loss) on
  security transactions                   266,974                  200,484
 Net realized gain on
  distributions                               284                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             376,714                  104,851
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              558,624                  275,184
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  3,785                   13,793
 Net transfers                           (122,194)              (1,063,549)
 Surrenders for benefit
  payments and fees                      (511,202)                (122,558)
 Other transactions                          (914)                       1
 Death benefits                           (75,109)                  (7,413)
 Net annuity transactions                   5,703                    5,239
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (699,931)              (1,174,487)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (141,307)                (899,303)
NET ASSETS:
 Beginning of year                      4,322,079                2,122,457
                                     ------------            -------------
 End of year                           $4,180,772               $1,223,154
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD
                              HARTFORD              U.S. GOVERNMENT             HARTFORD             AMERICAN FUNDS
                                STOCK                 SECURITIES                 VALUE              ASSET ALLOCATION
                              HLS FUND                 HLS FUND                 HLS FUND                HLS FUND
                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(18,337)                 $88,558                 $12,341                 $(17,703)
 Net realized gain (loss)
  on security transactions       (100,798)                  66,438                  49,538                  700,039
 Net realized gain on
  distributions                        --                       --                      --                   29,622
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          1,248,553                   12,351                 144,763                1,107,901
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,129,418                  167,347                 206,642                1,819,859
                            -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         12,932                  223,626                 113,717                  671,408
 Net transfers                 (1,124,963)                 411,200                   6,085                  494,078
 Surrenders for benefit
  payments and fees            (1,343,585)              (1,258,434)                (87,697)              (1,984,041)
 Other transactions                  (851)                     177                       2                     (235)
 Death benefits                  (176,113)                 (47,188)                   (931)                (190,119)
 Net annuity transactions           9,750                       --                    (705)                      --
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (2,622,830)                (670,619)                 30,471               (1,008,909)
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets                (1,493,412)                (503,272)                237,113                  810,950
NET ASSETS:
 Beginning of year             10,241,194                8,798,938               1,339,984               13,399,869
                            -------------            -------------            ------------            -------------
 End of year                   $8,747,782               $8,295,666              $1,577,097              $14,210,819
                            =============            =============            ============            =============

                                AMERICAN FUNDS
                                  BLUE CHIP
                                  INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH                   BOND                 GLOBAL BOND
                                   HLS FUND                HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(30,403)                $359,991                 $45,045
 Net realized gain (loss)
  on security transactions            264,458                  572,224                 126,406
 Net realized gain on
  distributions                        41,879                  718,141                  89,662
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                390,761                 (521,158)                (73,589)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     666,695                1,129,198                 187,524
                                 ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            162,943                  393,619                 103,282
 Net transfers                         75,249                2,431,206                (129,944)
 Surrenders for benefit
  payments and fees                  (722,109)              (2,872,682)               (509,707)
 Other transactions                      (279)                  (1,325)                   (217)
 Death benefits                       (68,216)                (501,152)                (48,896)
 Net annuity transactions                  --                   (3,446)                     --
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (552,412)                (553,780)               (585,482)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets                       114,283                  575,418                (397,958)
NET ASSETS:
 Beginning of year                  5,781,325               32,461,762               4,700,603
                                 ------------            -------------            ------------
 End of year                       $5,895,608              $33,037,180              $4,302,645
                                 ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $112,299                $(23,285)
 Net realized gain (loss) on
  security transactions                    477,227                 192,633
 Net realized gain on
  distributions                                511                  38,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,184,845                 474,146
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,774,882                 681,814
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  46,271                  24,455
 Net transfers                            (999,428)               (531,526)
 Surrenders for benefit
  payments and fees                     (1,234,195)               (425,976)
 Other transactions                           (801)                   (173)
 Death benefits                            (83,351)                (21,710)
 Net annuity transactions                       --                  (2,568)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,271,504)               (957,498)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (496,622)               (275,684)
NET ASSETS:
 Beginning of year                      12,429,413               3,722,272
                                     -------------            ------------
 End of year                           $11,932,791              $3,446,588
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                 GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                CAPITALIZATION              GROWTH                GROWTH-INCOME            INTERNATIONAL
                                   HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(41,638)               $(698,306)               $(108,684)                 $27,598
 Net realized gain (loss)
  on security transactions            216,464                2,734,056                1,045,143                  487,103
 Net realized gain on
  distributions                       793,413                  165,415                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                337,635                5,977,775                3,341,091                4,980,248
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,305,874                8,178,940                4,277,550                5,494,949
                                 ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             84,903                2,171,075                1,672,653                  962,190
 Net transfers                        (24,717)              (1,661,821)              (1,046,188)                 474,272
 Surrenders for benefit
  payments and fees                  (697,571)              (4,238,426)              (2,333,296)              (2,764,280)
 Other transactions                      (621)                  (2,541)                  (1,220)                  (1,213)
 Death benefits                       (52,609)                (648,431)                (350,688)                (357,039)
 Net annuity transactions              (6,509)                 (10,598)                  (2,266)                  (2,708)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (697,124)              (4,390,742)              (2,061,005)              (1,688,778)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       608,750                3,788,198                2,216,545                3,806,171
NET ASSETS:
 Beginning of year                  8,326,884               52,704,373               28,728,041               34,559,883
                                 ------------            -------------            -------------            -------------
 End of year                       $8,935,634              $56,492,571              $30,944,586              $38,366,054
                                 ============            =============            =============            =============

                                                       HARTFORD
                                AMERICAN FUNDS         PORTFOLIO             HUNTINGTON VA
                                   NEW WORLD          DIVERSIFIER                INCOME
                                   HLS FUND            HLS FUND               EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(16,697)           $(76,670)               $110,724
 Net realized gain (loss)
  on security transactions             260,153             (40,247)                 (3,218)
 Net realized gain on
  distributions                        405,198                  --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 457,982          (1,529,472)                165,467
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,106,636          (1,646,389)                272,973
                                 -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              18,302          22,615,429               1,050,490
 Net transfers                        (822,741)         15,973,116                 468,570
 Surrenders for benefit
  payments and fees                   (780,005)           (449,879)               (267,352)
 Other transactions                       (405)              2,117                    (368)
 Death benefits                        (94,663)            (77,356)                (42,986)
 Net annuity transactions                   --                  --                      --
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,679,512)         38,063,427               1,208,354
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets                       (572,876)         36,417,038               1,481,327
NET ASSETS:
 Beginning of year                   7,873,773           7,422,841               2,608,841
                                 -------------       -------------            ------------
 End of year                        $7,300,897         $43,839,879              $4,090,168
                                 =============       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       DIVIDEND             HUNTINGTON VA
                                     CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $143,186                $(28,613)
 Net realized gain (loss) on
  security transactions                  (191,373)                (12,466)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             662,224                 246,996
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              614,037                 205,917
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                145,555                 124,565
 Net transfers                            199,777                 (58,652)
 Surrenders for benefit
  payments and fees                      (769,508)               (203,917)
 Other transactions                          (293)                     (3)
 Death benefits                          (108,417)                (42,016)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (532,886)               (180,023)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               81,151                  25,894
NET ASSETS:
 Beginning of year                      6,643,933               2,383,392
                                     ------------            ------------
 End of year                           $6,725,084              $2,409,286
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP                ROTATING             INTERNATIONAL           HUNTINGTON VA
                                 AMERICA FUND            MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                               SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(102,610)                $(3,962)                $(6,519)                $(8,197)
 Net realized gain (loss)
  on security transactions           (367,267)                 (4,628)                (88,010)                (11,633)
 Net realized gain on
  distributions                       367,377                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,170,496                  78,585                 642,671                 173,221
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,067,996                  69,995                 548,142                 153,391
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            153,310                  12,466                 726,195               1,034,648
 Net transfers                       (204,593)                (42,631)                261,962                 450,186
 Surrenders for benefit
  payments and fees                  (810,770)               (120,950)               (445,023)               (121,040)
 Other transactions                       237                       1                  (1,144)                   (403)
 Death benefits                       (80,264)                (10,187)                (47,572)                (28,326)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (942,080)               (161,301)                494,418               1,335,065
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       125,916                 (91,306)              1,042,560               1,488,456
NET ASSETS:
 Beginning of year                  6,982,083               1,395,134               4,177,237               1,306,810
                                 ------------            ------------            ------------            ------------
 End of year                       $7,107,999              $1,303,828              $5,219,797              $2,795,266
                                 ============            ============            ============            ============

                                HUNTINGTON VA                                    LORD ABBETT
                                   MORTGAGE             HUNTINGTON VA            FUNDAMENTAL
                               SECURITIES FUND            SITUS FUND             EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $31,885                $(93,928)                $(1,640)
 Net realized gain (loss)
  on security transactions             39,059                 225,436                   7,955
 Net realized gain on
  distributions                            --                      --                  27,348
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (11,724)                925,870                  66,356
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      59,220               1,057,378                 100,019
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            113,446                 148,566                 664,449
 Net transfers                        265,864                (132,668)                140,686
 Surrenders for benefit
  payments and fees                  (280,430)               (665,915)                (21,483)
 Other transactions                        --                    (222)                    (46)
 Death benefits                       (73,153)                (49,494)                     --
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               25,727                (699,733)                783,606
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                        84,947                 357,645                 883,625
NET ASSETS:
 Beginning of year                  3,132,291               5,425,312                 847,843
                                 ------------            ------------            ------------
 End of year                       $3,217,238              $5,782,957              $1,731,468
                                 ============            ============            ============

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      CALIBRATED                   LORD ABBETT
                                       DIVIDEND                       BOND
                                     GROWTH FUND                 DEBENTURE FUND
                                   SUB-ACCOUNT (6)                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $38,915                      $550,011
 Net realized gain (loss) on
  security transactions                    47,254                       420,808
 Net realized gain on
  distributions                                --                       175,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year             169,864                       305,970
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              256,033                     1,452,781
                                     ------------                 -------------
UNIT TRANSACTIONS:
 Purchases                                 22,498                       128,960
 Net transfers                             58,053                       779,327
 Surrenders for benefit
  payments and fees                      (152,401)                   (1,519,121)
 Other transactions                            31                             9
 Death benefits                                --                      (113,082)
 Net annuity transactions                      --                        18,883
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (71,819)                     (705,024)
                                     ------------                 -------------
 Net increase (decrease) in
  net assets                              184,214                       747,757
NET ASSETS:
 Beginning of year                      2,462,182                    13,436,469
                                     ------------                 -------------
 End of year                           $2,646,396                   $14,184,226
                                     ============                 =============

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND         MFS(R) CORE             MFS(R) GROWTH       MFS(R) GLOBAL
                                    INCOME FUND        EQUITY SERIES               SERIES           EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(19,200)           $(64,291)               $(357,142)           $(47,446)
 Net realized gain (loss) on
  security transactions                  152,570             192,282                1,812,981             336,041
 Net realized gain on
  distributions                               --                  --                       --             154,132
 Net unrealized appreciation
  (depreciation) of
  investments during the year            128,190             687,220                1,378,434             850,715
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             261,560             815,211                2,834,273           1,293,442
                                    ------------       -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                31,370              12,646                  289,636              68,036
 Net transfers                          (110,075)            321,445                2,322,825             989,041
 Surrenders for benefit
  payments and fees                     (539,797)         (1,224,286)              (3,724,748)         (1,398,689)
 Other transactions                          (73)                480                   (8,745)                689
 Death benefits                          (73,993)           (143,493)                (348,150)           (109,683)
 Net annuity transactions                     --             (10,534)                  11,416              19,654
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (692,568)         (1,043,742)              (1,457,766)           (430,952)
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            (431,008)           (228,531)               1,376,507             862,490
NET ASSETS:
 Beginning of year                     2,666,369           5,906,990               19,076,490           6,426,296
                                    ------------       -------------            -------------       -------------
 End of year                          $2,235,361          $5,678,459              $20,452,997          $7,288,786
                                    ============       =============            =============       =============

                                                       MFS(R) INVESTORS
                                MFS(R) HIGH                 GROWTH               MFS(R) INVESTORS
                               INCOME SERIES             STOCK SERIES              TRUST SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,269,798                $(152,462)                $(920,801)
 Net realized gain (loss) on
  security transactions            (1,131,906)                 677,821                 5,886,937
 Net realized gain on
  distributions                            --                  529,931                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,494,179                  482,686                11,594,270
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,632,071                1,537,976                16,560,406
                               --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            325,601                   32,117                   258,885
 Net transfers                      8,694,413                 (301,582)               (8,588,849)
 Surrenders for benefit
  payments and fees               (13,594,952)              (2,130,751)              (17,425,610)
 Other transactions                       182                      103                       682
 Death benefits                    (1,899,203)                (151,991)               (1,729,290)
 Net annuity transactions               3,138                      419                    (9,866)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (6,470,821)              (2,551,685)              (27,494,048)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets                        2,161,250               (1,013,709)              (10,933,642)
NET ASSETS:
 Beginning of year                 70,952,605               11,299,773               106,104,005
                               --------------            -------------            --------------
 End of year                      $73,113,855              $10,286,064               $95,170,363
                               ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP              MFS(R) NEW
                                     GROWTH SERIES           DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(380,515)              $(1,208,388)
 Net realized gain (loss) on
  security transactions                   (169,933)                2,100,445
 Net realized gain on
  distributions                                 --                 6,116,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,320,387                 4,903,589
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,769,939                11,912,263
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 152,680                   190,075
 Net transfers                             361,250                (4,741,762)
 Surrenders for benefit
  payments and fees                     (3,993,755)              (11,815,388)
 Other transactions                          3,523                     1,081
 Death benefits                           (372,510)                 (830,569)
 Net annuity transactions                    7,034                   (20,510)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,841,778)              (17,217,073)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (1,071,839)               (5,304,810)
NET ASSETS:
 Beginning of year                      20,537,953                67,973,864
                                     -------------            --------------
 End of year                           $19,466,114               $62,669,054
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) TOTAL         MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                               RETURN SERIES            SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,155,643            $(131,744)                 $861,764                 $138,473
 Net realized gain (loss) on
  security transactions               (48,109)           2,071,587                 2,883,500               (1,104,710)
 Net realized gain on
  distributions                            --              656,284                   567,286                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      27,034,404            9,157,442                   313,936                3,802,267
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       30,141,938           11,753,569                 4,626,486                2,836,030
                               --------------       --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,505,576            1,834,921                   949,196                   75,418
 Net transfers                     (3,471,283)          (1,588,073)               10,870,611                   58,424
 Surrenders for benefit
  payments and fees               (52,018,930)         (11,101,344)              (14,987,442)              (2,481,880)
 Other transactions                     3,272                  474                      (623)                     586
 Death benefits                    (6,630,302)          (1,108,842)               (1,293,352)                (381,547)
 Net annuity transactions              (8,376)              (1,790)                   (1,414)                       1
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (60,620,043)         (11,964,654)               (4,463,024)              (2,728,998)
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets                      (30,478,105)            (211,085)                  163,462                  107,032
NET ASSETS:
 Beginning of year                345,863,316           86,277,227                85,737,316               20,296,461
                               --------------       --------------            --------------            -------------
 End of year                     $315,385,211          $86,066,142               $85,900,778              $20,403,493
                               ==============       ==============            ==============            =============

                                                               BLACKROCK                  BLACKROCK
                                   MFS(R) RESEARCH              GLOBAL                     GLOBAL
                                       SERIES            ALLOCATION V.I. FUND      OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,663)                  $942                      $(213)
 Net realized gain (loss) on
  security transactions                   407,501                    247                     10,025
 Net realized gain on
  distributions                                --                    318                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             305,285                  2,729                     (7,529)
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              663,123                  4,236                      2,283
                                    -------------              ---------                  ---------
UNIT TRANSACTIONS:
 Purchases                                 25,139                 39,500                         --
 Net transfers                            879,622                 34,902                         --
 Surrenders for benefit
  payments and fees                    (1,354,649)                  (214)                        --
 Other transactions                          (465)                    23                         --
 Death benefits                           (20,954)                    --                         --
 Net annuity transactions                      --                     --                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (471,307)                74,211                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets                              191,816                 78,447                      2,283
NET ASSETS:
 Beginning of year                      4,790,149                 18,375                     18,803
                                    -------------              ---------                  ---------
 End of year                           $4,981,965                $96,822                    $21,086
                                    =============              =========                  =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     BLACKROCK              BLACKROCK
                                     LARGE CAP                EQUITY
                                  GROWTH V.I. FUND      DIVIDEND V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,935)                $11,469
 Net realized gain (loss) on
  security transactions                  27,627                   2,938
 Net realized gain on
  distributions                          30,285                     845
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,052)                 31,879
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             53,925                  47,131
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                 779,772
 Net transfers                           (1,963)                 91,724
 Surrenders for benefit
  payments and fees                     (55,746)                 (4,693)
 Other transactions                          --                      89
 Death benefits                              --                      --
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (57,709)                866,892
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             (3,784)                914,023
NET ASSETS:
 Beginning of year                      418,322                 115,017
                                     ----------            ------------
 End of year                           $414,538              $1,029,040
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             INVESCO                                   MORGAN STANLEY
                                    UIF MID CAP          VAN KAMPEN V.I.       MORGAN STANLEY --         MULTI CAP
                                       GROWTH                AMERICAN            FOCUS GROWTH              GROWTH
                                     PORTFOLIO              VALUE FUND             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (7)          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,060)              $(7,570)                $(72)                $(3,314)
 Net realized gain (loss) on
  security transactions                  181,806                74,580                   (6)                  3,726
 Net realized gain on
  distributions                          284,136                    --                  162                  11,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (249,050)               51,384                 (334)                  3,659
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             177,832               118,394                 (250)                 15,192
                                    ------------            ----------              -------              ----------
UNIT TRANSACTIONS:
 Purchases                                21,567                 1,428                   --                  10,500
 Net transfers                          (490,492)               47,322                5,146                  (4,284)
 Surrenders for benefit
  payments and fees                     (245,924)              (74,111)                  --                  (3,572)
 Other transactions                           19                    --                    1                      --
 Death benefits                          (17,802)                   --                   --                      --
 Net annuity transactions                 (2,203)                   --                   --                      --
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (734,835)              (25,361)               5,147                   2,644
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets                            (557,003)               93,033                4,897                  17,836
NET ASSETS:
 Beginning of year                     2,662,967               743,637                   --                 162,285
                                    ------------            ----------              -------              ----------
 End of year                          $2,105,964              $836,670               $4,897                $180,121
                                    ============            ==========              =======              ==========

                                 MORGAN STANLEY --
                                      MID CAP            MORGAN STANLEY --      WILMINGTON MANAGED
                                       GROWTH             FLEXIBLE INCOME       ALLOCATION FUND --
                                     PORTFOLIO               PORTFOLIO          MODERATE GROWTH II
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (8)(9)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,915)                $3,681                    $(22)
 Net realized gain (loss) on
  security transactions                  (1,480)                   (73)                    440
 Net realized gain on
  distributions                          11,795                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,565                  4,672                    (270)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,965                  8,280                     148
                                     ----------              ---------               ---------
UNIT TRANSACTIONS:
 Purchases                               21,000                     --                      --
 Net transfers                            8,980                     --                 (15,887)
 Surrenders for benefit
  payments and fees                     (11,143)                  (680)                     --
 Other transactions                           1                     --                      --
 Death benefits                              --                     --                      --
 Net annuity transactions                    --                     --                      --
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      18,838                   (680)                (15,887)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets                             27,803                  7,600                 (15,739)
NET ASSETS:
 Beginning of year                      144,190                 76,556                  15,739
                                     ----------              ---------               ---------
 End of year                           $171,993                $84,156                    $ --
                                     ==========              =========               =========

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(8) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(9) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              COLUMBIA VARIABLE
                                       BLACKROCK                PORTFOLIO --
                                        CAPITAL             MARSICO INTERNATIONAL
                                 APPRECIATION V.I. FUND      OPPORTUNITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,496                   $(108,852)
 Net realized gain (loss) on
  security transactions                     3,482                     415,761
 Net realized gain on
  distributions                            11,916                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              17,964                   1,008,704
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               34,858                   1,315,613
                                       ----------               -------------
UNIT TRANSACTIONS:
 Purchases                                739,452                      14,731
 Net transfers                             94,778                     (58,985)
 Surrenders for benefit
  payments and fees                        (4,438)                 (1,268,671)
 Other transactions                            --                        (216)
 Death benefits                                --                    (123,572)
 Net annuity transactions                      --                      11,205
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       829,792                  (1,425,508)
                                       ----------               -------------
 Net increase (decrease) in
  net assets                              864,650                    (109,895)
NET ASSETS:
 Beginning of year                        108,335                   9,146,485
                                       ----------               -------------
 End of year                             $972,985                  $9,036,590
                                       ==========               =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                  COLUMBIA VARIABLE          PORTFOLIO --             PORTFOLIO --            PORTFOLIO --
                                    PORTFOLIO --            MARSICO FOCUSED         ASSET ALLOCATION             MARSICO
                                  HIGH INCOME FUND           EQUITIES FUND                FUND                 GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $499,291                $(144,829)                 $7,895                $(106,956)
 Net realized gain (loss) on
  security transactions                   237,235                  436,633                (258,776)                 837,927
 Net realized gain on
  distributions                                --                  854,795                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             554,081                 (317,875)                679,226                   16,344
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,290,607                  828,724                 428,345                  747,315
                                    -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 11,777                    2,738                      --                   14,128
 Net transfers                           (246,642)                (363,745)               (177,610)                (185,067)
 Surrenders for benefit
  payments and fees                    (1,472,373)              (1,035,402)               (566,632)              (1,194,519)
 Other transactions                           (73)                     351                      27                     (134)
 Death benefits                          (150,784)                 (87,778)                (12,072)                (188,692)
 Net annuity transactions                   1,093                   (8,140)                 14,042                   22,899
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,857,002)              (1,491,976)               (742,245)              (1,531,385)
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (566,395)                (663,252)               (313,900)                (784,070)
NET ASSETS:
 Beginning of year                     10,989,710                8,462,648               4,299,557                7,494,012
                                    -------------            -------------            ------------            -------------
 End of year                          $10,423,315               $7,799,396              $3,985,657               $6,709,942
                                    =============            =============            ============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                    MARSICO 21ST               MID CAP                 DIVIDEND
                                    CENTURY FUND             GROWTH FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(43,122)               $(221,753)               $(216,825)
 Net realized gain (loss) on
  security transactions                  209,171                  527,373                  (98,113)
 Net realized gain on
  distributions                               --                  194,605                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,292                  480,344                1,473,207
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             200,341                  980,569                1,158,269
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   160                   22,989                   13,862
 Net transfers                          (145,254)                (391,103)                (174,824)
 Surrenders for benefit
  payments and fees                     (350,243)              (1,367,035)              (1,218,972)
 Other transactions                         (214)                    (297)                     (34)
 Death benefits                          (22,890)                (199,417)                (124,453)
 Net annuity transactions                  2,757                       --                    1,098
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (515,684)              (1,934,863)              (1,503,323)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (315,343)                (954,294)                (345,054)
NET ASSETS:
 Beginning of year                     2,187,763               10,570,666               10,246,502
                                    ------------            -------------            -------------
 End of year                          $1,872,420               $9,616,372               $9,901,448
                                    ============            =============            =============

(10) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER
                                    APPRECIATION         GLOBAL SECURITIES
                                      FUND/VA                 FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,002)                 $21,999
 Net realized gain (loss) on
  security transactions                  20,450                  365,467
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            36,370                  791,922
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             51,818                1,179,388
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  140                   50,778
 Net transfers                            7,396                  (29,458)
 Surrenders for benefit
  payments and fees                      (9,132)                (925,690)
 Other transactions                          (6)                    (117)
 Death benefits                              --                 (133,129)
 Net annuity transactions                    --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,602)              (1,037,616)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                             50,216                  141,772
NET ASSETS:
 Beginning of year                      432,758                6,664,682
                                     ----------            -------------
 End of year                           $482,974               $6,806,454
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                    OPPENHEIMER             MAIN STREET            OPPENHEIMER         PUTNAM VT
                                    MAIN STREET           SMALL- & MID-CAP            VALUE           DIVERSIFIED
                                     FUND(R)/VA               FUND/VA                FUND/VA          INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,309)               $(77,485)                $(592)           $825,344
 Net realized gain (loss) on
  security transactions                   44,166                 442,826                 6,830              54,876
 Net realized gain on
  distributions                               --                      --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            113,600                 505,886                14,050           1,156,159
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             147,457                 871,227                20,288           2,036,379
                                    ------------            ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                16,609                  28,824                   651              83,808
 Net transfers                            (2,824)               (359,886)              (22,003)          2,559,210
 Surrenders for benefit
  payments and fees                      (69,023)               (543,474)               (4,949)         (1,756,847)
 Other transactions                           (1)                    125                    --                  (8)
 Death benefits                           (2,984)                (65,174)                   --            (208,543)
 Net annuity transactions                     --                      --                    --                  --
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (58,223)               (939,585)              (26,301)            677,620
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets                              89,234                 (68,358)               (6,013)          2,713,999
NET ASSETS:
 Beginning of year                     1,021,065               5,999,393               190,149          20,344,537
                                    ------------            ------------            ----------       -------------
 End of year                          $1,110,299              $5,931,035              $184,136         $23,058,536
                                    ============            ============            ==========       =============


                                          PUTNAM VT               PUTNAM VT             PUTNAM VT
                                         GLOBAL ASSET           INTERNATIONAL         INTERNATIONAL
                                       ALLOCATION FUND           VALUE FUND            EQUITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(27,499)                $4,362                $1,359
 Net realized gain (loss) on
  security transactions                         9,498                 (9,168)                 (793)
 Net realized gain on
  distributions                                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 203,564                 37,610                57,469
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                  185,563                 32,804                58,035
                                         ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      1,800                     --                    20
 Net transfers                              1,638,184                 52,002                12,953
 Surrenders for benefit
  payments and fees                           (74,482)              (103,347)              (14,191)
 Other transactions                                 1                     --                    --
 Death benefits                                    --                     --                    --
 Net annuity transactions                          --                     --                    --
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         1,565,503                (51,345)               (1,218)
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets                                1,751,066                (18,541)               56,817
NET ASSETS:
 Beginning of year                            702,368                227,998               295,074
                                         ------------            -----------            ----------
 End of year                               $2,453,434               $209,457              $351,891
                                         ============            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                      PUTNAM VT              SMALL CAP
                                   INVESTORS FUND            VALUE FUND
                                   SUB-ACCOUNT (9)          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(121)               $(40,584)
 Net realized gain (loss) on
  security transactions                   18,374                  44,990
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5,082)                219,017
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              13,171                 223,423
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                   8,561
 Net transfers                          (404,518)               (101,370)
 Surrenders for benefit
  payments and fees                           --                (316,454)
 Other transactions                           --                      (1)
 Death benefits                               --                      --
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (404,518)               (409,264)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (391,347)               (185,841)
NET ASSETS:
 Beginning of year                       391,347               2,223,226
                                     -----------            ------------
 End of year                                $ --              $2,037,385
                                     ===========            ============

(9)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               JPMORGAN                 JPMORGAN                 JPMORGAN
                                                           INSURANCE TRUST           INSURANCE TRUST          INSURANCE TRUST
                                     PUTNAM VT                CORE BOND                U.S. EQUITY           INTREPID MID CAP
                                    VOYAGER FUND            PORTFOLIO -- 1           PORTFOLIO -- 1           PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,424)               $2,661,890                  $(5,031)                $(70,433)
 Net realized gain (loss) on
  security transactions                   25,542                 1,171,465                  305,082                 (217,514)
 Net realized gain on
  distributions                               --                        --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             55,246                  (651,218)                 914,905                1,490,815
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,364                 3,182,137                1,214,956                1,202,868
                                    ------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,846,551                   219,858                   19,194                   22,577
 Net transfers                          (213,655)                7,046,336                 (379,176)                (638,554)
 Surrenders for benefit
  payments and fees                      (30,016)              (14,587,223)              (1,867,646)                (902,928)
 Other transactions                         (130)                      236                     (191)                   1,296
 Death benefits                          (12,925)               (1,787,522)                (163,537)                (129,072)
 Net annuity transactions                     --                        --                       --                       --
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,589,825                (9,108,315)              (2,391,356)              (1,646,681)
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,662,189                (5,926,178)              (1,176,400)                (443,813)
NET ASSETS:
 Beginning of year                       690,523                87,932,368                8,437,083                9,039,740
                                    ------------            --------------            -------------            -------------
 End of year                          $2,352,712               $82,006,190               $7,260,683               $8,595,927
                                    ============            ==============            =============            =============

                                       JPMORGAN                 JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                     EQUITY INDEX           INTREPID GROWTH          MID CAP GROWTH
                                    PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $105,977                $(31,829)               $(156,385)
 Net realized gain (loss) on
  security transactions                    957,453                 111,432                 (133,420)
 Net realized gain on
  distributions                                 --                      --                  119,991
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,329,586                 424,573                1,523,815
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,393,016                 504,176                1,354,001
                                    --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  99,802                  11,675                   21,621
 Net transfers                          (3,792,030)               (113,995)                (777,470)
 Surrenders for benefit
  payments and fees                     (6,185,312)               (450,725)              (2,056,240)
 Other transactions                           (126)                    264                       (5)
 Death benefits                           (821,115)                (70,856)                (163,281)
 Net annuity transactions                       --                      --                       --
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,698,781)               (623,637)              (2,975,375)
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (6,305,765)               (119,461)              (1,621,374)
NET ASSETS:
 Beginning of year                      35,349,975               3,633,009                9,980,892
                                    --------------            ------------            -------------
 End of year                           $29,044,210              $3,513,548               $8,359,518
                                    ==============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       JPMORGAN
                                    INSURANCE TRUST            PUTNAM VT
                                     MID CAP VALUE              EQUITY
                                    PORTFOLIO -- 1            INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(34,195)                  $247
 Net realized gain (loss) on
  security transactions                 (1,865,901)                24,046
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,060,260                 (5,485)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,160,164                 18,808
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  17,796                     --
 Net transfers                            (451,368)              (417,964)
 Surrenders for benefit
  payments and fees                     (1,731,505)                  (198)
 Other transactions                           (111)                    28
 Death benefits                           (116,949)                    --
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,282,137)              (418,134)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (1,121,973)              (399,326)
NET ASSETS:
 Beginning of year                       7,226,664                426,630
                                     -------------            -----------
 End of year                            $6,104,691                $27,304
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PIMCO
                                      PIMCO                 PIMCO                 GLOBAL             JENNISON 20/20
                                    ALL ASSET           EQS PATHFINDER          MULTI-ASSET              FOCUS
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (11)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,411                $3,009                  $302                $(2,265)
 Net realized gain (loss) on
  security transactions                     66                 1,246                  (219)                 8,870
 Net realized gain on
  distributions                             --                    --                    88                  4,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,008                23,897                   202                  2,161
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,485                28,152                   373                 13,513
                                    ----------            ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                               6,000               649,810                10,849                     --
 Net transfers                          31,608                73,823                 1,093                     --
 Surrenders for benefit
  payments and fees                     (1,284)               (3,908)                   --                (31,883)
 Other transactions                         --                    --                    (2)                    (1)
 Death benefits                             --                    --                    --                     --
 Net annuity transactions                   --                    --                    --                     --
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,324               719,725                11,940                (31,884)
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets                            54,809               747,877                12,313                (18,371)
NET ASSETS:
 Beginning of year                     113,692                96,134                    --                150,201
                                    ----------            ----------             ---------             ----------
 End of year                          $168,501              $844,011               $12,313               $131,830
                                    ==========            ==========             =========             ==========

                                                                             PRUDENTIAL
                                                                               SERIES
                                                         PRUDENTIAL         INTERNATIONAL
                                     JENNISON               VALUE              GROWTH
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,412)               $(872)              $(77)
 Net realized gain (loss) on
  security transactions                 10,285                  (34)               (43)
 Net realized gain on
  distributions                             --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,755               10,336                836
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,628                9,430                716
                                    ----------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                 --
 Net transfers                          (7,282)               1,517                 --
 Surrenders for benefit
  payments and fees                    (31,021)              (2,223)                (3)
 Other transactions                         (1)                  --                 --
 Death benefits                             --                   --                 --
 Net annuity transactions               (6,099)                  --                 --
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,403)                (706)                (3)
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets                           (16,775)               8,724                713
NET ASSETS:
 Beginning of year                     196,196               76,221              3,658
                                    ----------            ---------            -------
 End of year                          $179,421              $84,945             $4,371
                                    ==========            =========            =======

(11) Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    LEGG MASON             LEGG MASON
                                    CLEARBRIDGE       CLEARBRIDGE VARIABLE
                                  VARIABLE EQUITY          FUNDAMENTAL
                                  INCOME BUILDER          ALL CAP VALUE
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $838                  $1,195
 Net realized gain (loss) on
  security transactions                 (4,820)                (39,616)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,242                 121,857
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,260                  83,436
                                     ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                  --                      --
 Net transfers                           1,684                   2,663
 Surrenders for benefit
  payments and fees                    (11,737)               (185,052)
 Other transactions                        142                      (4)
 Death benefits                             --                  (2,552)
 Net annuity transactions                  (44)                 38,100
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,955)               (146,845)
                                     ---------             -----------
 Net increase (decrease) in
  net assets                            (2,695)                (63,409)
NET ASSETS:
 Beginning of year                      59,573                 712,907
                                     ---------             -----------
 End of year                           $56,878                $649,498
                                     =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                WESTERN ASSET             LEGG MASON                INVESCO
                               VARIABLE GLOBAL       CLEARBRIDGE VARIABLE       VAN KAMPEN V.I.            INVESCO
                               HIGH YIELD BOND         LARGE CAP VALUE             GROWTH AND          VAN KAMPEN V.I.
                                  PORTFOLIO               PORTFOLIO               INCOME FUND           COMSTOCK FUND
                              SUB-ACCOUNT (12)           SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $3,045                   $1,823                   $(2,487)              $(1,823)
 Net realized gain (loss)
  on security transactions           (1,535)                  12,856                    35,686                (9,737)
 Net realized gain on
  distributions                          --                      241                        --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                7,576                   23,104                   153,023                69,305
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     9,086                   38,024                   186,222                57,745
                                  ---------               ----------              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            2,466                       --                    14,459                    --
 Net transfers                       (5,438)                  (1,870)                  (41,232)                 (355)
 Surrenders for benefit
  payments and fees                  (6,384)                 (87,973)                  (83,283)              (64,739)
 Other transactions                     142                      167                       147                    --
 Death benefits                          --                       --                   (27,547)                   --
 Net annuity transactions              (169)                     (78)                       --                    --
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (9,383)                 (89,754)                 (137,456)              (65,094)
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets                        (297)                 (51,730)                   48,766                (7,349)
NET ASSETS:
 Beginning of year                   57,558                  300,983                 1,504,906               366,784
                                  ---------               ----------              ------------            ----------
 End of year                        $57,261                 $249,253                $1,553,672              $359,435
                                  =========               ==========              ============            ==========

                                    INVESCO                   INVESCO               WELLS FARGO
                                VAN KAMPEN V.I.           VAN KAMPEN V.I.          ADVANTAGE VT
                                   AMERICAN                   MID CAP               INDEX ASSET
                                FRANCHISE FUND              GROWTH FUND           ALLOCATION FUND
                             SUB-ACCOUNT (13)(14)      SUB-ACCOUNT (15)(16)         SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(502,968)                 $(65,165)                 $(52)
 Net realized gain (loss)
  on security transactions           2,231,449                   344,494                 1,119
 Net realized gain on
  distributions                             --                       892                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,048,203                    56,298                   318
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,776,684                   336,519                 1,385
                                 -------------             -------------             ---------
UNIT TRANSACTIONS:
 Purchases                             245,261                    18,989                    40
 Net transfers                         406,815                  (873,124)                6,170
 Surrenders for benefit
  payments and fees                 (5,911,851)                 (689,600)                  (11)
 Other transactions                        362                      (150)                   --
 Death benefits                       (443,313)                  (14,933)                   --
 Net annuity transactions               50,746                        --                    --
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,651,980)               (1,558,818)                6,199
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets                     (2,875,296)               (1,222,299)                7,584
NET ASSETS:
 Beginning of year                  26,475,859                 4,005,838                12,638
                                 -------------             -------------             ---------
 End of year                       $23,600,563                $2,783,539               $20,222
                                 =============             =============             =========

(12) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

(13) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(14) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(15) Funded as of April 27, 2012.

(16) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8                 $(78)
 Net realized gain (loss) on
  security transactions                     10                 (193)
 Net realized gain on
  distributions                            205                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              353                4,592
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               576                4,321
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  40                   --
 Net transfers                           6,170                 (663)
 Surrenders for benefit
  payments and fees                        (11)              (1,180)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,200               (1,843)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                             6,776                2,478
NET ASSETS:
 Beginning of year                      10,802               25,865
                                     ---------            ---------
 End of year                           $17,578              $28,343
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,033)               $(29,776)              $(70)
 Net realized gain (loss) on
  security transactions                  (29,907)                 74,935                169
 Net realized gain on
  distributions                          102,201                  80,279                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             83,053                 (16,369)               545
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,314                 109,069                644
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,021                     798              1,265
 Net transfers                          (144,054)                 16,999               (694)
 Surrenders for benefit
  payments and fees                     (157,111)               (193,014)               (21)
 Other transactions                            3                       2                  1
 Death benefits                          (12,779)                (20,666)                --
 Net annuity transactions                     --                    (472)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (311,920)               (196,353)               551
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (157,606)                (87,284)             1,195
NET ASSETS:
 Beginning of year                     1,536,435               1,686,200              3,999
                                    ------------            ------------            -------
 End of year                          $1,378,829              $1,598,916             $5,194
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80,412)                $(93,131)
 Net realized gain (loss) on
  security transactions                   656,492                  237,951
 Net realized gain on
  distributions                                --                    3,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year             992,515                1,091,432
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,568,595                1,239,617
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 28,555                  113,605
 Net transfers                         (1,090,727)                (155,299)
 Surrenders for benefit
  payments and fees                    (1,687,915)                (846,454)
 Other transactions                           (62)                     (18)
 Death benefits                          (165,417)                (194,045)
 Net annuity transactions                    (414)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,915,980)              (1,082,211)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (1,347,385)                 157,406
NET ASSETS:
 Beginning of year                     13,567,829                9,158,329
                                    -------------            -------------
 End of year                          $12,220,444               $9,315,735
                                    =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                       ALLIANCEBERNSTEIN
                                AMERICAN CENTURY VP   VPS BALANCED WEALTH
                                    VALUE FUND        STRATEGY PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,015                $31,610
 Net realized gain (loss) on
  security transactions                   589                  8,022
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,487               (296,235)
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,091               (256,603)
                                     --------             ----------
UNIT TRANSACTIONS:
 Purchases                            192,258                791,199
 Net transfers                         95,226                270,467
 Surrenders for benefit
  payments and fees                      (160)              (600,727)
 Other transactions                        --                     --
 Death benefits                            --               (101,644)
 Net annuity transactions                  --                     --
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   287,324                359,295
                                     --------             ----------
 Net increase (decrease) in
  net assets                          304,415                102,692
NET ASSETS:
 Beginning of year                         --              4,865,846
                                     --------             ----------
 End of year                         $304,415             $4,968,538
                                     ========             ==========

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                        ALLIANCEBERNSTEIN
                                VPS INTERNATIONAL   VPS SMALL/MID-CAP    ALLIANCEBERNSTEIN   VPS INTERNATIONAL
                                 VALUE PORTFOLIO     VALUE PORTFOLIO    VPS VALUE PORTFOLIO   GROWTH PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $193,829            $(22,424)             $(744)              $12,702
 Net realized gain (loss) on
  security transactions                 11,349              31,331               (167)                8,124
 Net realized gain on
  distributions                             --                  --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (1,925,960)           (184,393)           (11,488)             (261,363)
                                   -----------          ----------           --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (1,720,782)           (175,486)           (12,399)             (240,537)
                                   -----------          ----------           --------            ----------
UNIT TRANSACTIONS:
 Purchases                              41,229             143,259                 --                16,811
 Net transfers                         822,516            (152,258)            52,634                (4,462)
 Surrenders for benefit
  payments and fees                   (458,394)            (44,071)           (10,176)              (31,524)
 Other transactions                        (38)                 17                 --                    --
 Death benefits                        (93,559)            (34,073)                --               (19,593)
 Net annuity transactions                   --                  --                 --                    --
                                   -----------          ----------           --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    311,754             (87,126)            42,458               (38,768)
                                   -----------          ----------           --------            ----------
 Net increase (decrease) in
  net assets                        (1,409,028)           (262,612)            30,059              (279,305)
NET ASSETS:
 Beginning of year                   8,531,384           1,804,581            174,314             1,387,961
                                   -----------          ----------           --------            ----------
 End of year                        $7,122,356          $1,541,969           $204,373            $1,108,656
                                   ===========          ==========           ========            ==========

                               INVESCO V.I.         INVESCO V.I.      INVESCO V.I.
                               BASIC VALUE             CAPITAL            CORE
                                   FUND           APPRECIATION FUND   EQUITY FUND
                               SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(339,991)            $(340,188)       $(691,133)
 Net realized gain (loss) on
  security transactions         (1,761,838)               16,052        1,861,999
 Net realized gain on
  distributions                         --                    --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      578,939            (1,417,082)      (2,050,781)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  operations                    (1,522,890)           (1,741,218)        (879,915)
                               -----------           -----------      -----------
UNIT TRANSACTIONS:
 Purchases                         174,606               733,366          461,427
 Net transfers                  (2,142,574)           (1,312,823)      (2,499,461)
 Surrenders for benefit
  payments and fees             (6,162,200)           (2,985,502)     (11,215,272)
 Other transactions                   (432)                  (25)          (1,130)
 Death benefits                   (685,984)             (428,559)      (1,435,186)
 Net annuity transactions            1,033                    --            5,606
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (8,815,551)           (3,993,543)     (14,684,016)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets                   (10,338,441)           (5,734,761)     (15,563,931)
NET ASSETS:
 Beginning of year              38,592,858            21,106,111       80,092,705
                               -----------           -----------      -----------
 End of year                   $28,254,417           $15,371,350      $64,528,774
                               ===========           ===========      ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                INVESCO V.I.             INVESCO V.I.
                                                 GOVERNMENT                  HIGH
                                              SECURITIES FUND             YIELD FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $5,341,135                 $74,933
 Net realized gain (loss) on security
  transactions                                       (220,866)                 (9,775)
 Net realized gain on distributions                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         11,610,910                 (69,894)
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        16,731,179                  (4,736)
                                               --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          1,674,995                      --
 Net transfers                                    (17,003,005)               (107,462)
 Surrenders for benefit payments and
  fees                                            (38,434,446)               (248,468)
 Other transactions                                      (796)                     (1)
 Death benefits                                    (4,832,226)                (10,111)
 Net annuity transactions                               3,706                      --
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (58,591,772)               (366,042)
                                               --------------            ------------
 Net increase (decrease) in net assets            (41,860,593)               (370,778)
NET ASSETS:
 Beginning of year                                309,357,797               1,540,721
                                               --------------            ------------
 End of year                                     $267,497,204              $1,169,943
                                               ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO V.I.         INVESCO V.I.        INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL         MID CAP CORE          SMALL CAP                CAPITAL
                                              GROWTH FUND          EQUITY FUND          EQUITY FUND           DEVELOPMENT FUND
                                            SUB-ACCOUNT (2)        SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(131,525)         $(1,182,783)          $(828,829)               $(88,367)
 Net realized gain (loss) on security
  transactions                                     (998,585)           1,102,423             846,582                (153,181)
 Net realized gain on distributions                      --                   --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (4,563,081)          (5,344,293)         (1,049,193)               (433,902)
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      (5,693,191)          (5,424,653)         (1,031,440)               (675,450)
                                             --------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        1,383,687              351,389             750,697                  69,607
 Net transfers                                      388,523           (3,679,969)          2,580,208               2,326,958
 Surrenders for benefit payments and
  fees                                           (7,323,586)         (13,812,835)         (6,008,544)               (396,195)
 Other transactions                                  (1,539)              (1,432)             (1,935)                     (1)
 Death benefits                                    (921,652)          (1,141,586)           (597,607)                 (1,002)
 Net annuity transactions                               (63)             (15,934)             (1,250)                     --
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (6,474,630)         (18,300,367)         (3,278,431)              1,999,367
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets          (12,167,821)         (23,725,020)         (4,309,871)              1,323,917
NET ASSETS:
 Beginning of year                               76,122,223           85,178,146          47,687,718               2,681,921
                                             --------------       --------------       -------------            ------------
 End of year                                    $63,954,402          $61,453,126         $43,377,847              $4,005,838
                                             ==============       ==============       =============            ============

                                             INVESCO V.I.
                                            BALANCED RISK           INVESCO V.I.          AMERICAN CENTURY VP
                                              ALLOCATION              DIVIDEND                  MID CAP
                                                 FUND                GROWTH FUND              VALUE FUND
                                          SUB-ACCOUNT (3)(4)     SUB-ACCOUNT (3)(5)         SUB-ACCOUNT (6)
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $18,508                  $13                       $65
 Net realized gain (loss) on security
  transactions                                    (84,718)                (708)                       (5)
 Net realized gain on distributions               187,141                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (7,916)                 596                       586
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                       113,015                  (99)                      646
                                             ------------              -------                 ---------
UNIT TRANSACTIONS:
 Purchases                                        136,886                   --                    11,037
 Net transfers                                  1,375,161                   --                     7,842
 Surrenders for benefit payments and
  fees                                            (96,931)                (324)                       --
 Other transactions                                    --                   --                        (1)
 Death benefits                                      (362)                  --                        --
 Net annuity transactions                              --                   --                        --
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,414,754                 (324)                   18,878
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets          1,527,769                 (423)                   19,524
NET ASSETS:
 Beginning of year                              1,289,207                6,102                        --
                                             ------------              -------                 ---------
 End of year                                   $2,816,976               $5,679                   $19,524
                                             ============              =======                 =========

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS              GLOBAL
                                        GLOBAL                GROWTH AND
                                      BOND FUND              INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $829,857                $820,764
 Net realized gain (loss) on
  security transactions                    464,358              (3,103,267)
 Net realized gain on
  distributions                            464,806                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              435,991              (4,397,884)
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,195,012              (6,680,387)
                                    --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 710,626                 525,235
 Net transfers                           8,236,418              (7,213,977)
 Surrenders for benefit
  payments and fees                    (12,878,722)            (10,830,671)
 Other transactions                            314                    (709)
 Death benefits                         (1,226,373)             (1,140,896)
 Net annuity transactions                   18,446                  19,034
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,139,291)            (18,641,984)
                                    --------------          --------------
 Net increase (decrease) in
  net assets                            (2,944,279)            (25,322,371)
NET ASSETS:
 Beginning of year                      88,889,078             114,813,629
                                    --------------          --------------
 End of year                           $85,944,799             $89,491,258
                                    ==============          ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                      ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                 ALLOCATION FUND         GROWTH FUND            BOND FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(76,277)            $(217,570)           $3,146,910             $(488,377)
 Net realized gain (loss) on
  security transactions               3,955,062              (637,077)           (1,209,467)            1,867,745
 Net realized gain on
  distributions                              --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,878,924)           (2,385,353)           10,061,982           (10,730,586)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,000,139)           (3,240,000)           11,999,425            (9,351,218)
                                   ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                            1,617,507               679,092             1,696,936               376,732
 Net transfers                       (1,729,838)           (2,141,536)           (4,546,571)           (4,508,058)
 Surrenders for benefit
  payments and fees                 (45,803,030)          (19,030,212)          (50,450,342)          (13,372,100)
 Other transactions                       7,725                (1,616)                 (758)               (2,551)
 Death benefits                      (6,478,307)           (2,311,940)           (4,477,468)           (1,527,161)
 Net annuity transactions               (52,240)               12,605                30,378                (7,210)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (52,438,183)          (22,793,607)          (57,747,825)          (19,040,348)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                        (53,438,322)          (26,033,607)          (45,748,400)          (28,391,566)
NET ASSETS:
 Beginning of year                  313,497,451           139,307,202           317,448,285           105,252,865
                                   ------------          ------------          ------------          ------------
 End of year                       $260,059,129          $113,273,595          $271,699,885           $76,861,299
                                   ============          ============          ============          ============


                               AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                GROWTH FUND         GROWTH-INCOME FUND     INTERNATIONAL FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(9,207,519)            $(2,087,420)             $(209,219)
 Net realized gain (loss) on
  security transactions             (999,646)             (7,332,087)            (1,879,646)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (30,497,439)            (13,047,311)           (29,374,026)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (40,704,604)            (22,466,818)           (31,462,891)
                               -------------           -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         3,482,704               2,798,968                971,889
 Net transfers                   (38,084,913)            (23,089,069)            (5,093,693)
 Surrenders for benefit
  payments and fees             (112,437,193)            (92,344,666)           (27,153,072)
 Other transactions                  (13,904)                 (2,499)                (9,981)
 Death benefits                  (11,507,422)            (11,827,225)            (3,449,145)
 Net annuity transactions            (95,865)                 10,590                 23,441
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (158,656,593)           (124,453,901)           (34,710,561)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets                    (199,361,197)           (146,920,719)           (66,173,452)
NET ASSETS:
 Beginning of year               854,449,095             745,868,391            235,548,420
                               -------------           -------------          -------------
 End of year                    $655,087,898            $598,947,672           $169,374,968
                               =============           =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(224,231)                $(373,718)
 Net realized gain (loss) on
  security transactions                     973,623                  (705,306)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,353,594)              (15,960,813)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (15,604,202)              (17,039,837)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  676,308                   396,153
 Net transfers                           (9,353,290)               (7,874,383)
 Surrenders for benefit
  payments and fees                     (14,817,526)              (11,694,223)
 Other transactions                           6,754                     1,003
 Death benefits                          (1,368,981)               (1,101,463)
 Net annuity transactions                    12,402                    15,312
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,844,333)              (20,257,601)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (40,448,535)              (37,297,438)
NET ASSETS:
 Beginning of year                      116,824,292                97,862,424
                                     --------------            --------------
 End of year                            $76,375,757               $60,564,986
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      STERLING              STERLING             STERLING              STERLING
                                  CAPITAL STRATEGIC      CAPITAL SELECT      CAPITAL SPECIAL        CAPITAL TOTAL
                                ALLOCATION EQUITY VIF      EQUITY VIF       OPPORTUNITIES VIF      RETURN BOND VIF
                                   SUB-ACCOUNT (7)       SUB-ACCOUNT (8)     SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(42)                  $(8)              $(35,275)              $20,292
 Net realized gain (loss) on
  security transactions                     80                    51                 25,041                  (217)
 Net realized gain on
  distributions                             --                    --                 81,911                35,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (351)                 (153)              (185,422)              (11,864)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (313)                 (110)              (113,745)               43,922
                                       -------               -------           ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                  3,159                   104
 Net transfers                             188                    --                (64,798)               19,752
 Surrenders for benefit
  payments and fees                       (450)                  (11)               (49,358)              (31,761)
 Other transactions                         --                     1                     (1)                  101
 Death benefits                             --                  (244)                  (184)               (4,419)
 Net annuity transactions                   --                    --                     --                    --
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (262)                 (254)              (111,182)              (16,223)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets                              (575)                 (364)              (224,927)               27,699
NET ASSETS:
 Beginning of year                       4,193                 2,564              2,299,638               988,122
                                       -------               -------           ------------          ------------
 End of year                            $3,618                $2,200             $2,074,711            $1,015,821
                                       =======               =======           ============          ============

                                 COLUMBIA VARIABLE       WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT         FIDELITY VIP
                                   SMALL COMPANY            OMEGA                GROWTH
                                    GROWTH FUND          GROWTH FUND           PORTFOLIO
                                 SUB-ACCOUNT (11)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(157,869)           $(10,863)             $(14,704)
 Net realized gain (loss) on
  security transactions                 (155,359)             (2,587)                7,747
 Net realized gain on
  distributions                               --               5,631                 3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (166,610)            (53,252)              (36,532)
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (479,838)            (61,071)              (40,445)
                                   -------------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                 6,068                  --                65,986
 Net transfers                          (741,107)            100,512               364,318
 Surrenders for benefit
  payments and fees                   (1,172,757)             (6,188)              (54,021)
 Other transactions                          116                  (1)                    1
 Death benefits                          (98,730)            (18,799)               (5,560)
 Net annuity transactions                     --                  --                    --
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,006,410)             75,524               370,724
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets                          (2,486,248)             14,453               330,279
NET ASSETS:
 Beginning of year                     8,655,002             576,987               688,687
                                   -------------          ----------          ------------
 End of year                          $6,168,754            $591,440            $1,018,966
                                   =============          ==========          ============

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                CONTRAFUND(R)         MID CAP
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(207,284)         $(279,663)
 Net realized gain (loss) on
  security transactions              124,029            253,646
 Net realized gain on
  distributions                           --             30,004
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (967,339)        (2,163,136)
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,050,594)        (2,159,149)
                                 -----------        -----------
UNIT TRANSACTIONS:
 Purchases                         1,393,528            564,960
 Net transfers                     1,018,672             21,629
 Surrenders for benefit
  payments and fees                 (988,545)          (742,326)
 Other transactions                     (231)                (9)
 Death benefits                     (132,758)          (127,808)
 Net annuity transactions             83,560             21,727
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,374,226           (261,827)
                                 -----------        -----------
 Net increase (decrease) in
  net assets                         323,632         (2,420,976)
NET ASSETS:
 Beginning of year                21,142,827         18,010,375
                                 -----------        -----------
 End of year                     $21,466,459        $15,589,399
                                 ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        FIDELITY VIP                                 FRANKLIN
                                   FIDELITY VIP       DYNAMIC CAPITAL       FIDELITY VIP              RISING
                                 VALUE STRATEGIES       APPRECIATION      STRATEGIC INCOME          DIVIDENDS
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(9,888)            $(3,636)               $974                $(622,921)
 Net realized gain (loss) on
  security transactions                  2,063              12,724                   5                    7,164
 Net realized gain on
  distributions                             --                  --                 497                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (149,608)            (24,061)               (861)              12,966,134
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (157,433)            (14,973)                615               12,350,377
                                    ----------            --------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                              29,147               3,157               8,556                1,287,995
 Net transfers                         225,190              (1,793)              4,093               (1,600,690)
 Surrenders for benefit
  payments and fees                    (98,848)            (11,417)                (95)             (34,016,469)
 Other transactions                       (102)                 --                  --                   (1,458)
 Death benefits                             --                  --                  --               (4,619,025)
 Net annuity transactions               27,501                  --                  --                   (6,564)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    182,888             (10,053)             12,554              (38,956,211)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets                            25,455             (25,026)             13,169              (26,605,834)
NET ASSETS:
 Beginning of year                   1,220,708             196,373              13,216              314,415,455
                                    ----------            --------             -------             ------------
 End of year                        $1,246,163            $171,347             $26,385             $287,809,621
                                    ==========            ========             =======             ============

                                                           FRANKLIN               FRANKLIN
                                  FRANKLIN                 LARGE CAP               GLOBAL
                                   INCOME                   GROWTH              REAL ESTATE
                               SECURITIES FUND          SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $38,569,431               $(575,970)              $80,566
 Net realized gain (loss) on
  security transactions           (12,111,090)                  2,401               (51,508)
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (19,047,999)             (1,059,162)             (118,027)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        7,410,342              (1,632,731)              (88,969)
                                -------------             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                          4,734,936                 231,201                   293
 Net transfers                    (18,707,066)               (909,086)              (80,655)
 Surrenders for benefit
  payments and fees              (120,447,779)             (8,049,367)             (137,129)
 Other transactions                     7,809                     927                    (1)
 Death benefits                   (18,636,351)               (918,366)              (14,759)
 Net annuity transactions             (50,285)                 (1,356)                 (495)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (153,098,736)             (9,646,047)             (232,746)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets                     (145,688,394)            (11,278,778)             (321,715)
NET ASSETS:
 Beginning of year              1,012,162,002              55,031,262             1,493,387
                                -------------             -----------            ----------
 End of year                     $866,473,608             $43,752,484            $1,171,672
                                =============             ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN               FRANKLIN
                                    SMALL-MID CAP             SMALL CAP
                                        GROWTH                  VALUE
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,709,155)             $(190,149)
 Net realized gain (loss) on
  security transactions                  2,238,172                303,628
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,349,570)            (1,119,537)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,820,553)            (1,006,058)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 452,631                284,624
 Net transfers                          (3,129,447)               273,795
 Surrenders for benefit
  payments and fees                    (14,323,416)            (1,810,060)
 Other transactions                            896                   (579)
 Death benefits                         (1,204,959)              (178,464)
 Net annuity transactions                   10,036                  4,013
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,194,259)            (1,426,671)
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (24,014,812)            (2,432,729)
NET ASSETS:
 Beginning of year                     103,713,304             18,685,692
                                    --------------          -------------
 End of year                           $79,698,492            $16,252,963
                                    ==============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                      TEMPLETON
                                     STRATEGIC                                    DEVELOPING              TEMPLETON
                                      INCOME              MUTUAL SHARES             MARKETS                FOREIGN
                                  SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $12,258,298             $2,417,660              $(475,763)             $(145,134)
 Net realized gain (loss) on
  security transactions                2,255,145             (8,728,325)               885,609               (982,795)
 Net realized gain on
  distributions                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (11,659,183)            (5,091,935)           (13,379,910)           (17,388,890)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,854,260            (11,402,600)           (12,970,064)           (18,516,819)
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             2,066,382              3,321,603                629,550              1,362,113
 Net transfers                         8,766,719            (19,057,148)            (9,729,588)             1,812,161
 Surrenders for benefit
  payments and fees                  (42,474,744)           (59,294,178)            (8,680,463)           (22,760,468)
 Other transactions                          228                  1,558                    615                    444
 Death benefits                       (4,926,923)            (8,677,302)              (694,420)            (2,884,950)
 Net annuity transactions                157,737                 68,543                 (4,083)               (11,879)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (36,410,601)           (83,636,924)           (18,478,389)           (22,482,579)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                         (33,556,341)           (95,039,524)           (31,448,453)           (40,999,398)
NET ASSETS:
 Beginning of year                   290,735,591            492,841,333             87,667,747            180,227,519
                                   -------------          -------------          -------------          -------------
 End of year                        $257,179,250           $397,801,809            $56,219,294           $139,228,121
                                   =============          =============          =============          =============

                                                                                   FRANKLIN
                                     TEMPLETON               MUTUAL                FLEX CAP
                                      GROWTH            GLOBAL DISCOVERY            GROWTH
                                  SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,120,416)              $605,432             $(393,686)
 Net realized gain (loss) on
  security transactions              (14,790,669)              (490,685)              369,724
 Net realized gain on
  distributions                               --              2,939,785                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (7,063,973)            (9,408,688)           (1,302,302)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (22,975,058)            (6,354,156)           (1,326,264)
                                   -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                             2,085,092                595,793               163,684
 Net transfers                       (12,691,465)            (5,093,854)             (295,778)
 Surrenders for benefit
  payments and fees                  (37,814,089)           (16,485,363)           (2,186,470)
 Other transactions                         (196)                 1,652                  (489)
 Death benefits                       (5,686,304)            (1,998,048)             (652,974)
 Net annuity transactions                (18,631)               183,896                (1,395)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (54,125,593)           (22,795,924)           (2,973,422)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets                         (77,100,651)           (29,150,080)           (4,299,686)
NET ASSETS:
 Beginning of year                   318,345,347            155,194,908            23,893,700
                                   -------------          -------------          ------------
 End of year                        $241,244,696           $126,044,828           $19,594,014
                                   =============          =============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                 GLOBAL BOND
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(47,815)                $783,788
 Net realized gain (loss) on
  security transactions                     88,250                  (24,575)
 Net realized gain on
  distributions                                 --                  132,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (683,984)              (1,532,738)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (643,549)                (641,481)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  17,768                1,344,908
 Net transfers                             394,200                1,522,310
 Surrenders for benefit
  payments and fees                     (1,316,584)              (1,285,791)
 Other transactions                            411                    1,319
 Death benefits                           (119,172)                (151,398)
 Net annuity transactions                       --                    6,179
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,023,377)               1,437,527
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,666,926)                 796,046
NET ASSETS:
 Beginning of year                       9,468,209               19,526,811
                                     -------------            -------------
 End of year                            $7,801,283              $20,322,857
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD             HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL              DIVIDEND
                                 ADVISERS           RETURN BOND          APPRECIATION          AND GROWTH
                                 HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(82,596)         $(2,473,435)         $(1,308,733)            $436,524
 Net realized gain (loss) on
  security transactions             (353,602)             350,705              821,014              902,334
 Net realized gain on
  distributions                           --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        393,148           10,850,571          (19,706,869)          (1,792,060)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (43,050)           8,727,841          (20,194,588)            (453,202)
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           201,095            7,270,085            5,637,508            4,582,422
 Net transfers                       233,157            2,601,967            5,887,448            1,211,290
 Surrenders for benefit
  payments and fees               (2,321,444)         (14,434,836)         (11,997,133)          (8,478,282)
 Other transactions                       31                 (607)               7,863                5,823
 Death benefits                     (310,426)          (1,700,521)          (1,820,649)          (1,064,322)
 Net annuity transactions             72,858              135,649              128,833               (2,487)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,124,729)          (6,128,263)          (2,156,130)          (3,745,556)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (2,167,779)           2,599,578          (22,350,718)          (4,198,758)
NET ASSETS:
 Beginning of year                17,960,669          163,828,468          162,240,133          109,673,027
                               -------------       --------------       --------------       --------------
 End of year                     $15,792,890         $166,428,046         $139,889,415         $105,474,269
                               =============       ==============       ==============       ==============


                                     HARTFORD               HARTFORD              HARTFORD
                                  GLOBAL RESEARCH          HEALTHCARE           GLOBAL GROWTH
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (12)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,344)              $(4,127)              $(10,758)
 Net realized gain (loss) on
  security transactions                   7,341                 7,563                (88,045)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,150)               18,808                 (9,002)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (45,153)               22,244               (107,805)
                                    -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                2,000                    --                 14,401
 Net transfers                          (37,249)                1,282                  7,461
 Surrenders for benefit
  payments and fees                     (33,236)              (75,733)              (197,630)
 Other transactions                          --                     1                   (587)
 Death benefits                              --                    --                 (3,995)
 Net annuity transactions                    --                    --                     --
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (68,485)              (74,450)              (180,350)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (113,638)              (52,206)              (288,155)
NET ASSETS:
 Beginning of year                      472,123               310,998                847,930
                                    -----------            ----------            -----------
 End of year                           $358,485              $258,792               $559,775
                                    ===========            ==========            ===========

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 HARTFORD
                                DISCIPLINED             HARTFORD
                                  EQUITY                 GROWTH
                                 HLS FUND               HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(36,533)             $(14,173)
 Net realized gain (loss) on
  security transactions             122,554                22,772
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (131,272)             (125,680)
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (45,251)             (117,081)
                                -----------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,002,886                58,835
 Net transfers                      243,030                76,356
 Surrenders for benefit
  payments and fees                (596,710)              (26,096)
 Other transactions                     175                    38
 Death benefits                    (210,208)                   --
 Net annuity transactions             3,656                    --
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 442,829               109,133
                                -----------            ----------
 Net increase (decrease) in
  net assets                        397,578                (7,948)
NET ASSETS:
 Beginning of year               11,959,231             1,069,501
                                -----------            ----------
 End of year                    $12,356,809            $1,061,553
                                ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                          HARTFORD
                                  GROWTH                 HARTFORD             HARTFORD          INTERNATIONAL
                               OPPORTUNITIES            HIGH YIELD             INDEX            OPPORTUNITIES
                                 HLS FUND                HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(464,309)              $575,439              $2,384             $(149,570)
 Net realized gain (loss) on
  security transactions             571,279                 38,223             (51,599)              111,256
 Net realized gain on
  distributions                          --                     --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (3,184,910)              (423,245)             67,290            (1,361,993)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                     (3,077,940)               190,417              18,075            (1,400,307)
                                -----------             ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,920,573                996,566             188,000               517,560
 Net transfers                      128,179              1,341,978              (9,474)               99,594
 Surrenders for benefit
  payments and fees              (1,487,604)              (373,000)            (90,090)             (937,409)
 Other transactions                   3,936                      8                  --                    17
 Death benefits                    (368,019)              (123,556)            (11,997)             (163,198)
 Net annuity transactions                --                     --                  --                18,385
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 197,065              1,841,996              76,439              (465,051)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets                     (2,880,875)             2,032,413              94,514            (1,865,358)
NET ASSETS:
 Beginning of year               31,234,642              6,324,090             390,750             9,734,896
                                -----------             ----------            --------            ----------
 End of year                    $28,353,767             $8,356,503            $485,264            $7,869,538
                                ===========             ==========            ========            ==========

                                     HARTFORD
                                  SMALL/MID CAP            HARTFORD             HARTFORD
                                      EQUITY                MIDCAP            MIDCAP VALUE
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(44,206)             $(19,696)             $(6,351)
 Net realized gain (loss) on
  security transactions                 35,873                39,081               16,346
 Net realized gain on
  distributions                        194,577                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (284,876)             (150,826)             (42,073)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (98,632)             (131,441)             (32,078)
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              32,731                 5,346                  687
 Net transfers                         193,622               (62,440)              54,016
 Surrenders for benefit
  payments and fees                   (145,939)             (436,136)            (152,545)
 Other transactions                        157                  (688)                  --
 Death benefits                       (129,039)              (24,324)              (3,737)
 Net annuity transactions                   --                18,285                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (48,468)             (499,957)            (101,579)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                          (147,100)             (631,398)            (133,657)
NET ASSETS:
 Beginning of year                   2,495,390             1,883,647              391,891
                                    ----------            ----------            ---------
 End of year                        $2,348,290            $1,252,249             $258,234
                                    ==========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                HARTFORD
                                 MONEY MARKET           SMALL COMPANY
                                   HLS FUND                HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,797,173)             $(96,646)
 Net realized gain (loss) on
  security transactions                      --                80,581
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --              (253,973)
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (4,797,173)             (270,038)
                                ---------------          ------------
UNIT TRANSACTIONS:
 Purchases                            9,574,912                35,421
 Net transfers                      138,695,881               194,977
 Surrenders for benefit
  payments and fees                (151,051,990)             (846,225)
 Other transactions                      (5,352)                 (349)
 Death benefits                      (7,877,901)              (75,330)
 Net annuity transactions               (14,799)               10,143
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (10,679,249)             (681,363)
                                ---------------          ------------
 Net increase (decrease) in
  net assets                        (15,476,422)             (951,401)
NET ASSETS:
 Beginning of year                  267,244,595             5,273,480
                                ---------------          ------------
 End of year                       $251,768,173            $4,322,079
                                ===============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD
                                     HARTFORD          HARTFORD            U.S. GOVERNMENT           HARTFORD
                                 SMALLCAP GROWTH         STOCK               SECURITIES               VALUE
                                     HLS FUND          HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(25,172)         $(104,070)               $59,063                $2,953
 Net realized gain (loss) on
  security transactions                  20,323           (484,761)               (98,731)               15,480
 Net realized gain on
  distributions                              --                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (105,779)           250,772                260,629               (61,754)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (110,628)          (338,059)               220,961               (43,321)
                                   ------------      -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               38,781             86,704                773,617                56,160
 Net transfers                        1,262,350             32,799             (1,022,303)              (23,035)
 Surrenders for benefit
  payments and fees                     (74,756)        (2,018,812)              (355,386)              (62,456)
 Other transactions                        (126)            (1,741)                   394                    53
 Death benefits                         (15,375)          (260,450)              (153,174)               (8,814)
 Net annuity transactions                 8,257             17,405                     --                  (726)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,219,131         (2,144,095)              (756,852)              (38,818)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets                          1,108,503         (2,482,154)              (535,891)              (82,139)
NET ASSETS:
 Beginning of year                    1,013,954         12,723,348              9,334,829             1,422,123
                                   ------------      -------------          -------------          ------------
 End of year                         $2,122,457        $10,241,194             $8,798,938            $1,339,984
                                   ============      =============          =============          ============

                                                         AMERICAN FUNDS
                                                           BLUE CHIP
                                  AMERICAN FUNDS           INCOME AND          AMERICAN FUNDS
                                 ASSET ALLOCATION            GROWTH                 BOND
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,789)            $(100,773)              $390,025
 Net realized gain (loss) on
  security transactions                   82,620                16,401                 99,790
 Net realized gain on
  distributions                              995                    --                 10,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (140,563)              (99,020)               948,528
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (96,737)             (183,392)             1,448,658
                                   -------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                               253,530                99,178                804,116
 Net transfers                         1,774,298               (37,520)            (1,123,524)
 Surrenders for benefit
  payments and fees                     (669,773)             (227,006)            (1,708,089)
 Other transactions                            1                    62                     22
 Death benefits                          (17,323)              (20,895)              (534,490)
 Net annuity transactions                     --                    --                 37,023
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,340,733              (186,181)            (2,524,942)
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets                           1,243,996              (369,573)            (1,076,284)
NET ASSETS:
 Beginning of year                    12,155,873             6,150,898             33,538,046
                                   -------------          ------------          -------------
 End of year                         $13,399,869            $5,781,325            $32,461,762
                                   =============          ============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,364                  $78,326
 Net realized gain (loss) on
  security transactions                    24,527                  284,693
 Net realized gain on
  distributions                            32,912                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              39,487               (1,320,251)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              119,290                 (957,232)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 41,358                  110,311
 Net transfers                            151,805                 (568,929)
 Surrenders for benefit
  payments and fees                      (246,013)                (527,416)
 Other transactions                          (255)                      28
 Death benefits                           (61,797)                (192,493)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (114,902)              (1,178,499)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                                4,388               (2,135,731)
NET ASSETS:
 Beginning of year                      4,696,215               14,565,144
                                     ------------            -------------
 End of year                           $4,700,603              $12,429,413
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,162)                $(31,369)               $(888,355)               $(487,869)
 Net realized gain (loss) on
  security transactions                  110,022                  111,971                  797,104                  244,017
 Net realized gain on
  distributions                               --                   55,196                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (522,744)              (2,305,763)              (3,191,048)                (917,323)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (434,884)              (2,169,965)              (3,282,299)              (1,161,175)
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                56,823                  254,606                2,812,844                1,047,655
 Net transfers                           150,665                   38,407                 (398,321)                (452,215)
 Surrenders for benefit
  payments and fees                     (232,704)                (411,821)              (2,784,888)              (1,356,543)
 Other transactions                          (89)                     (96)                  (1,385)                    (225)
 Death benefits                          (44,974)                (104,661)                (537,796)                (257,375)
 Net annuity transactions                 26,646                   29,703                   77,720                   25,766
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (43,633)                (193,862)                (831,826)                (992,937)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (478,517)              (2,363,827)              (4,114,125)              (2,154,112)
NET ASSETS:
 Beginning of year                     4,200,789               10,690,711               56,818,498               30,882,153
                                    ------------            -------------            -------------            -------------
 End of year                          $3,722,272               $8,326,884              $52,704,373              $28,728,041
                                    ============            =============            =============            =============

                                                                                        HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS             PORTFOLIO
                                    INTERNATIONAL              NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $54,414                 $(43,643)                $14,460
 Net realized gain (loss) on
  security transactions                    80,816                  182,817                    (437)
 Net realized gain on
  distributions                                --                       --                  12,929
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,056,853)              (1,753,205)               (140,613)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (5,921,623)              (1,614,031)               (113,661)
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,161,638                  747,829               5,808,081
 Net transfers                          4,614,512               (1,002,395)              1,776,189
 Surrenders for benefit
  payments and fees                    (1,791,341)                (353,889)                (47,150)
 Other transactions                         1,999                      388                    (618)
 Death benefits                          (440,201)                 (96,830)                     --
 Net annuity transactions                  18,130                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,564,737                 (704,897)              7,536,502
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (1,356,886)              (2,318,928)              7,422,841
NET ASSETS:
 Beginning of year                     35,916,769               10,192,701                      --
                                    -------------            -------------            ------------
 End of year                          $34,559,883               $7,873,773              $7,422,841
                                    =============            =============            ============

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,721              $126,496
 Net realized gain (loss) on
  security transactions                     (623)             (117,761)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            123,050               338,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,148               347,183
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               127,215                66,454
 Net transfers                            25,082               464,089
 Surrenders for benefit
  payments and fees                     (345,851)             (824,992)
 Other transactions                          (35)                 (120)
 Death benefits                         (192,740)             (222,447)
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (386,329)             (517,016)
                                    ------------          ------------
 Net increase (decrease) in
  net assets                            (232,181)             (169,833)
NET ASSETS:
 Beginning of year                     2,841,022             6,813,766
                                    ------------          ------------
 End of year                          $2,608,841            $6,643,933
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA
                                  HUNTINGTON VA            MID CORP                 NEW                 ROTATING
                                   GROWTH FUND           AMERICA FUND          ECONOMY FUND           MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(33,653)             $(55,782)              $(60,337)             $(21,424)
 Net realized gain (loss) on
  security transactions                   7,575                80,605               (156,961)              (26,813)
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (80,806)             (191,251)              (304,154)              118,741
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (106,884)             (166,428)              (521,452)               70,504
                                   ------------          ------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               97,927                74,991                 30,700                 8,051
 Net transfers                          117,371              (176,219)              (125,318)              (20,685)
 Surrenders for benefit
  payments and fees                    (249,408)             (509,944)              (376,703)             (125,042)
 Other transactions                        (699)                 (186)                   (45)                    3
 Death benefits                        (123,061)              (67,513)               (39,863)               (1,463)
 Net annuity transactions                    --                    --                     --                    --
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (157,870)             (678,871)              (511,229)             (139,136)
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets                           (264,754)             (845,299)            (1,032,681)              (68,632)
NET ASSETS:
 Beginning of year                    2,648,146             4,680,851              4,179,212             1,463,766
                                   ------------          ------------          -------------          ------------
 End of year                         $2,383,392            $3,835,552             $3,146,531            $1,395,134
                                   ============          ============          =============          ============

                                   HUNTINGTON VA                               HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA            MORTGAGE
                                    EQUITY FUND          MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,218)             $(12,097)              $13,835
 Net realized gain (loss) on
  security transactions                    2,835               (34,060)               19,517
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (595,499)               12,562                86,664
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (614,882)              (33,595)              120,016
                                   -------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               144,031               121,044                90,446
 Net transfers                            27,833                (1,928)              201,111
 Surrenders for benefit
  payments and fees                     (448,232)             (141,011)             (305,016)
 Other transactions                          (52)                  (15)                   --
 Death benefits                         (225,765)               (9,916)             (138,680)
 Net annuity transactions                     --                    --                    --
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (502,185)              (31,826)             (152,139)
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets                          (1,117,067)              (65,421)              (32,123)
NET ASSETS:
 Beginning of year                     5,294,304             1,372,231             3,164,414
                                   -------------          ------------          ------------
 End of year                          $4,177,237            $1,306,810            $3,132,291
                                   =============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            LORD ABBETT
                                    HUNTINGTON VA           FUNDAMENTAL
                                      SITUS FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(99,476)                $(114)
 Net realized gain (loss) on
  security transactions                   124,392                 2,678
 Net realized gain on
  distributions                                --                25,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (143,908)                8,475
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (118,992)               36,404
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 66,125               716,082
 Net transfers                            (90,904)               50,477
 Surrenders for benefit
  payments and fees                      (670,160)               (1,944)
 Other transactions                           (67)                  (85)
 Death benefits                           (85,498)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (780,504)              764,530
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (899,496)              800,934
NET ASSETS:
 Beginning of year                      6,324,808                46,909
                                     ------------            ----------
 End of year                           $5,425,312              $847,843
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     LORD ABBETT
                                    LORD ABBETT              LORD ABBETT              GROWTH AND
                                 CAPITAL STRUCTURE         BOND DEBENTURE               INCOME           MFS(R) CORE
                                        FUND                    FUND                     FUND           EQUITY SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $32,546                 $549,638                $(24,074)           $(58,315)
 Net realized gain (loss) on
  security transactions                    1,943                   51,934                  42,216            (250,183)
 Net realized gain on
  distributions                               --                   96,935                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (86,859)                (335,431)               (233,567)            126,380
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (52,370)                 363,076                (215,425)           (182,118)
                                    ------------            -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               145,889                  153,883                   2,299              26,678
 Net transfers                           356,941                 (306,546)                 18,248             454,976
 Surrenders for benefit
  payments and fees                     (120,347)                (727,678)               (142,542)         (1,207,141)
 Other transactions                            1                      792                      --                 711
 Death benefits                          (17,768)                (226,326)                     --            (284,455)
 Net annuity transactions                     --                       --                      --             (84,868)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      364,716               (1,105,875)               (121,995)         (1,094,099)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets                             312,346                 (742,799)               (337,420)         (1,276,217)
NET ASSETS:
 Beginning of year                     2,149,836               14,179,268               3,003,789           7,183,207
                                    ------------            -------------            ------------       -------------
 End of year                          $2,462,182              $13,436,469              $2,666,369          $5,906,990
                                    ============            =============            ============       =============


                                    MFS(R) GROWTH       MFS(R) GLOBAL        MFS(R) HIGH
                                       SERIES           EQUITY SERIES       INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(316,942)           $(71,227)          $5,318,926
 Net realized gain (loss) on
  security transactions                   526,888             204,301            1,789,105
 Net realized gain on
  distributions                                --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (620,338)           (566,898)          (5,309,560)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (410,392)           (433,824)           1,798,471
                                    -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                139,844              38,885              291,063
 Net transfers                          1,907,036             919,506               98,458
 Surrenders for benefit
  payments and fees                    (3,117,796)         (1,439,601)         (13,480,764)
 Other transactions                        (3,329)             (2,963)                (526)
 Death benefits                          (274,788)           (184,590)          (1,163,732)
 Net annuity transactions                  26,835                (730)              16,739
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,322,198)           (669,493)         (14,238,762)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets                           (1,732,590)         (1,103,317)         (12,440,291)
NET ASSETS:
 Beginning of year                     20,809,080           7,529,613           83,392,896
                                    -------------       -------------       --------------
 End of year                          $19,076,490          $6,426,296          $70,952,605
                                    =============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS
                                   STOCK SERIES          TRUST SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(153,885)          $(1,036,028)
 Net realized gain (loss) on
  security transactions                  81,479             1,120,160
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (24,719)           (4,031,044)
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (97,125)           (3,946,912)
                                    -----------          ------------
UNIT TRANSACTIONS:
 Purchases                               27,561               634,316
 Net transfers                           74,027            (3,174,143)
 Surrenders for benefit
  payments and fees                  (2,067,698)          (15,408,386)
 Other transactions                        (681)                  807
 Death benefits                        (303,317)           (2,110,791)
 Net annuity transactions                28,000                 8,137
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (2,242,108)          (20,050,060)
                                    -----------          ------------
 Net increase (decrease) in
  net assets                         (2,339,233)          (23,996,972)
NET ASSETS:
 Beginning of year                   13,639,006           130,100,977
                                    -----------          ------------
 End of year                        $11,299,773          $106,104,005
                                    ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) MID CAP          MFS(R) NEW       MFS(R) TOTAL       MFS(R) VALUE
                                  GROWTH SERIES        DISCOVERY SERIES    RETURN SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(463,439)          $(1,430,579)        $3,073,081         $(291,904)
 Net realized gain (loss) on
  security transactions                 380,325             3,034,372         (4,127,993)          (61,366)
 Net realized gain on
  distributions                              --             9,054,836                 --           356,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,742,699)          (18,563,194)         1,110,548        (1,639,593)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,825,813)           (7,904,565)            55,636        (1,636,227)
                                   ------------          ------------      -------------      ------------
UNIT TRANSACTIONS:
 Purchases                              138,174               312,553          2,313,175         1,636,417
 Net transfers                       (2,199,212)           (2,799,491)         3,554,526         2,479,869
 Surrenders for benefit
  payments and fees                  (4,176,286)          (10,625,916)       (49,396,840)      (10,673,234)
 Other transactions                        (733)               (6,863)             5,449            (1,595)
 Death benefits                        (469,606)           (1,497,120)        (6,368,361)       (1,062,493)
 Net annuity transactions                   206                47,623            (81,106)            1,419
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,707,457)          (14,569,214)       (49,973,157)       (7,619,617)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets                         (8,533,270)          (22,473,779)       (49,917,521)       (9,255,844)
NET ASSETS:
 Beginning of year                   29,071,223            90,447,643        395,780,837        95,533,071
                                   ------------          ------------      -------------      ------------
 End of year                        $20,537,953           $67,973,864       $345,863,316       $86,277,227
                                   ============          ============      =============      ============

                                 MFS(R) RESEARCH       MFS(R) RESEARCH        MFS(R) RESEARCH
                                   BOND SERIES       INTERNATIONAL SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $780,876               $46,064               $(49,790)
 Net realized gain (loss) on
  security transactions                435,886              (181,826)               173,681
 Net realized gain on
  distributions                        965,824                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,749,653            (2,641,415)              (222,200)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,932,239            (2,777,177)               (98,309)
                                   -----------           -----------            -----------
UNIT TRANSACTIONS:
 Purchases                           2,575,667               102,726                 38,882
 Net transfers                      11,082,290             1,173,778                412,635
 Surrenders for benefit
  payments and fees                (10,114,482)           (2,246,084)              (985,833)
 Other transactions                       (222)                 (370)                  (110)
 Death benefits                     (1,035,686)             (296,352)               (30,992)
 Net annuity transactions               (2,946)                 (526)                    --
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  2,504,621            (1,266,828)              (565,418)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets                         6,436,860            (4,044,005)              (663,727)
NET ASSETS:
 Beginning of year                  79,300,456            24,340,466              5,453,876
                                   -----------           -----------            -----------
 End of year                       $85,737,316           $20,296,461             $4,790,149
                                   ===========           ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 BLACKROCK                 BLACKROCK
                                                  GLOBAL                    GLOBAL
                                           ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                             SUB-ACCOUNT (14)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $378                     $(363)
 Net realized gain (loss) on security
  transactions                                          --                     1,568
 Net realized gain on distributions                    363                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            (601)                   (4,662)
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                            140                    (3,457)
                                                 ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                           8,556                        --
 Net transfers                                       9,679                       569
 Surrenders for benefit payments and
  fees                                                  --                    (7,696)
 Other transactions                                     --                        --
 Death benefits                                         --                        --
 Net annuity transactions                               --                        --
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  18,235                    (7,127)
                                                 ---------                 ---------
 Net increase (decrease) in net assets              18,375                   (10,584)
NET ASSETS:
 Beginning of year                                      --                    29,387
                                                 ---------                 ---------
 End of year                                       $18,375                   $18,803
                                                 =========                 =========

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             INVESCO
                                     BLACKROCK               BLACKROCK               UIF MID CAP         VAN KAMPEN V.I.
                                     LARGE CAP                 EQUITY                   GROWTH               MID CAP
                                  GROWTH V.I. FUND       DIVIDEND V.I. FUND           PORTFOLIO            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (33)           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,271)                   $537                  $(40,902)             $(8,977)
 Net realized gain (loss) on
  security transactions                  15,192                     636                    54,264               39,110
 Net realized gain on
  distributions                             983                     683                     1,214                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (7,535)                  2,410                  (334,617)             (44,625)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,369                   4,266                  (320,041)             (14,492)
                                     ----------              ----------              ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                   --                 114,734                    17,754                2,118
 Net transfers                           (4,703)                 10,163                   469,988             (148,946)
 Surrenders for benefit
  payments and fees                     (31,081)                (14,144)                 (220,344)             (29,919)
 Other transactions                          --                      (2)                      (42)                   5
 Death benefits                              --                      --                   (23,606)              (4,781)
 Net annuity transactions                    --                      --                    28,174                   --
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (35,784)                110,751                   271,924             (181,523)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets                                (32,415)                115,017                   (48,117)            (196,015)
NET ASSETS:
 Beginning of year                      450,737                      --                 2,711,084              939,652
                                     ----------              ----------              ------------          -----------
 End of year                           $418,322                $115,017                $2,662,967             $743,637
                                     ==========              ==========              ============          ===========

                                                         MORGAN STANLEY      MORGAN STANLEY --
                                  MORGAN STANLEY --        MULTI CAP              MID CAP
                                     FOCUS GROWTH            GROWTH                GROWTH
                                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (16)     SUB-ACCOUNT (17)        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(50)              $(3,831)              $(1,985)
 Net realized gain (loss) on
  security transactions                   1,366                 7,930                   174
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (937)              (21,896)              (28,496)
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                                379               (17,797)              (30,307)
                                       --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   216                   432
 Net transfers                               --                (9,305)              163,528
 Surrenders for benefit
  payments and fees                          --               (25,723)               (9,114)
 Other transactions                         (55)                   --                   (22)
 Death benefits                          (6,839)               (6,863)               (3,629)
 Net annuity transactions                    --                    --                    --
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (6,894)              (41,675)              151,195
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets                                 (6,515)              (59,472)              120,888
NET ASSETS:
 Beginning of year                        6,515               221,757                23,302
                                       --------            ----------            ----------
 End of year                               $ --              $162,285              $144,190
                                       ========            ==========            ==========

(16) Not Funded as of December 31, 2011.

(17) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(33) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            MTB MANAGED
                                  MORGAN STANLEY --         ALLOCATION
                                   FLEXIBLE INCOME       FUND -- MODERATE
                                      PORTFOLIO              GROWTH II
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,007                    $80
 Net realized gain (loss) on
  security transactions                      57                     24
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (635)                (1,230)
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,429                 (1,126)
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                           31,614                     --
 Surrenders for benefit
  payments and fees                        (370)                    --
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net annuity transactions                    --                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      31,244                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets                             32,673                 (1,126)
NET ASSETS:
 Beginning of year                       43,883                 16,865
                                      ---------              ---------
 End of year                            $76,556                $15,739
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                      BLACKROCK               PORTFOLIO --           COLUMBIA VARIABLE          PORTFOLIO --
                                       CAPITAL            MARSICO INTERNATIONAL        PORTFOLIO --            MARSICO FOCUSED
                                APPRECIATION V.I. FUND     OPPORTUNITIES FUND        HIGH INCOME FUND           EQUITIES FUND
                                   SUB-ACCOUNT (15)         SUB-ACCOUNT (18)         SUB-ACCOUNT (19)         SUB-ACCOUNT (20)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $173                  $(152,815)                $619,045                $(161,130)
 Net realized gain (loss) on
  security transactions                      391                    488,710                   44,629                  575,073
 Net realized gain on
  distributions                            2,504                         --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,757)                (2,551,406)                (157,468)                (850,516)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (689)                (2,215,511)                 506,206                 (436,573)
                                      ----------              -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               108,360                     13,265                    3,452                    5,730
 Net transfers                            13,617                   (297,608)                  99,881                 (369,689)
 Surrenders for benefit
  payments and fees                      (12,944)                (2,317,629)              (1,771,681)              (1,784,087)
 Other transactions                           (9)                        20                      (37)                     308
 Death benefits                               --                   (106,449)                (189,474)                (210,224)
 Net annuity transactions                     --                         --                       --                    8,000
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      109,024                 (2,708,401)              (1,857,859)              (2,349,962)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             108,335                 (4,923,912)              (1,351,653)              (2,786,535)
NET ASSETS:
 Beginning of year                            --                 14,070,397               12,341,363               11,249,183
                                      ----------              -------------            -------------            -------------
 End of year                            $108,335                 $9,146,485              $10,989,710               $8,462,648
                                      ==========              =============            =============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ASSET ALLOCATION             MARSICO               MARSICO 21ST
                                        FUND                 GROWTH FUND             CENTURY FUND
                                  SUB-ACCOUNT (21)        SUB-ACCOUNT (22)         SUB-ACCOUNT (23)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,151                $(155,758)                $(57,752)
 Net realized gain (loss) on
  security transactions                  (72,149)                 842,220                  271,119
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (50,614)              (1,063,044)                (599,690)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (102,612)                (376,582)                (386,323)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    --                   11,623                      600
 Net transfers                           498,490                 (371,405)                (134,171)
 Surrenders for benefit
  payments and fees                     (294,764)              (1,407,706)                (524,520)
 Other transactions                           (9)                     (15)                     (16)
 Death benefits                           (9,475)                (121,503)                 (66,722)
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      194,242               (1,889,006)                (724,829)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                              91,630               (2,265,588)              (1,111,152)
NET ASSETS:
 Beginning of year                     4,207,927                9,759,600                3,298,915
                                    ------------            -------------            -------------
 End of year                          $4,299,557               $7,494,012               $2,187,763
                                    ============            =============            =============

(15) Funded as of August 3, 2011.

(18) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(21) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(22) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(23) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MID CAP            DIVERSIFIED EQUITY
                                      GROWTH FUND              INCOME FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (3)(25)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(271,966)                 $(9,050)
 Net realized gain (loss) on
  security transactions                    960,343               (4,810,974)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,423,284)               3,759,822
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (734,907)              (1,060,202)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  13,513                   10,699
 Net transfers                          (1,078,972)                 (46,187)
 Surrenders for benefit
  payments and fees                     (2,117,707)              (1,952,667)
 Other transactions                            399                      225
 Death benefits                            (76,591)                (281,110)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,259,358)              (2,269,040)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,994,265)              (3,329,242)
NET ASSETS:
 Beginning of year                      14,564,931               13,575,744
                                     -------------            -------------
 End of year                           $10,570,666              $10,246,502
                                     =============            =============

(3)  Funded as of April 29, 2011.

(24) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

(25) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                                             OPPENHEIMER
                                      CAPITAL               OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                   APPRECIATION          GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                      FUND/VA                 FUND/VA                FUND(R)/VA               FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,610)                $(43,327)               $(11,067)               $(74,519)
 Net realized gain (loss) on
  security transactions                   7,954                  247,204                  13,151                 410,263
 Net realized gain on
  distributions                              --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,165)                (952,224)                (36,055)               (500,262)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (16,821)                (748,347)                (33,971)               (164,518)
                                    -----------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                4,233                   59,161                  23,600                  28,877
 Net transfers                          (63,095)                (237,943)                (43,617)               (281,431)
 Surrenders for benefit
  payments and fees                     (32,507)                (400,260)                (69,211)               (294,560)
 Other transactions                           3                   (1,046)                    (18)                      8
 Death benefits                              --                   (3,640)                 (9,705)                (62,004)
 Net annuity transactions                    --                       --                      --                      --
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (91,366)                (583,728)                (98,951)               (609,110)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (108,187)              (1,332,075)               (132,922)               (773,628)
NET ASSETS:
 Beginning of year                      540,945                7,996,757               1,153,987               6,773,021
                                    -----------            -------------            ------------            ------------
 End of year                           $432,758               $6,664,682              $1,021,065              $5,999,393
                                    ===========            =============            ============            ============


                                   OPPENHEIMER         PUTNAM VT              PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET
                                     FUND/VA          INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,264)         $1,801,880               $15,244
 Net realized gain (loss) on
  security transactions                    513            (111,209)                  953
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,056)         (2,797,776)              (32,212)
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (11,807)         (1,107,105)              (16,015)
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              14,850             791,935                33,983
 Net transfers                          11,933             (26,032)               69,290
 Surrenders for benefit
  payments and fees                    (12,082)         (1,036,259)              (11,900)
 Other transactions                         --                 391                    --
 Death benefits                             --            (237,203)                   --
 Net annuity transactions                   --                  --                    --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     14,701            (507,168)               91,373
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                             2,894          (1,614,273)               75,358
NET ASSETS:
 Beginning of year                     187,255          21,958,810               627,010
                                    ----------       -------------            ----------
 End of year                          $190,149         $20,344,537              $702,368
                                    ==========       =============            ==========

(26) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL         INTERNATIONAL
                                     VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(246)               $3,374
 Net realized gain (loss) on
  security transactions                    (419)                   56
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (35,479)              (69,649)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36,144)              (66,219)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               89,372                32,263
 Net transfers                           99,000                40,403
 Surrenders for benefit
  payments and fees                      (5,581)              (13,104)
 Other transactions                         394                    --
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     183,185                59,562
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            147,041                (6,657)
NET ASSETS:
 Beginning of year                       80,957               301,731
                                     ----------            ----------
 End of year                           $227,998              $295,074
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   JPMORGAN
                                                        PUTNAM VT                               INSURANCE TRUST
                                   PUTNAM VT            SMALL CAP            PUTNAM VT             CORE BOND
                                 INVESTORS FUND         VALUE FUND          VOYAGER FUND        PORTFOLIO -- 1
                                SUB-ACCOUNT (27)       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(131)             $(19,931)              $(529)            $3,693,211
 Net realized gain (loss) on
  security transactions                    --                 7,776                  56                671,164
 Net realized gain on
  distributions                            --                    --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,082               (11,163)            (11,612)               824,078
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,951               (23,318)            (12,085)             5,188,453
                                   ----------          ------------          ----------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                61,382             193,958                253,352
 Net transfers                        386,396             1,898,484             497,642              1,698,343
 Surrenders for benefit
  payments and fees                        --               (19,235)               (229)            (7,693,247)
 Other transactions                        --                    --                   1                    (99)
 Death benefits                            --                (4,645)                 --             (2,029,776)
 Net annuity transactions                  --                    --                  --                     --
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   386,396             1,935,986             691,372             (7,771,427)
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets                          391,347             1,912,668             679,287             (2,582,974)
NET ASSETS:
 Beginning of year                         --               310,558              11,236             90,515,342
                                   ----------          ------------          ----------          -------------
 End of year                         $391,347            $2,223,226            $690,523            $87,932,368
                                   ==========          ============          ==========          =============

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                    U.S. EQUITY         INTREPID MID CAP         EQUITY INDEX
                                  PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,177)              $(72,542)               $57,309
 Net realized gain (loss) on
  security transactions                     (266)               (21,890)              (260,654)
 Net realized gain on
  distributions                               --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (236,733)               (94,563)               401,797
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (272,176)              (188,995)               198,452
                                   -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                43,298                 52,356                149,110
 Net transfers                          (261,583)              (178,109)            (1,654,491)
 Surrenders for benefit
  payments and fees                     (634,580)              (636,349)            (2,566,438)
 Other transactions                           17                     (5)                    29
 Death benefits                         (106,154)              (124,693)              (522,159)
 Net annuity transactions                     --                     --                     --
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (959,002)              (886,800)            (4,593,949)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,231,178)            (1,075,795)            (4,395,497)
NET ASSETS:
 Beginning of year                     9,668,261             10,115,535             39,745,472
                                   -------------          -------------          -------------
 End of year                          $8,437,083             $9,039,740            $35,349,975
                                   =============          =============          =============

(27) Funded as of December 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST
                                  INTREPID GROWTH        MID CAP GROWTH
                                   PORTFOLIO -- 1        PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20,081)             $(181,790)
 Net realized gain (loss) on
  security transactions                   44,327               (221,521)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              7,547               (453,008)
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              31,793               (856,319)
                                    ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 2,142                 40,062
 Net transfers                          (117,636)                55,747
 Surrenders for benefit
  payments and fees                     (195,330)              (931,814)
 Other transactions                          129                   (128)
 Death benefits                          (24,718)              (144,183)
 Net annuity transactions                     --                     --
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (335,413)              (980,316)
                                    ------------          -------------
 Net increase (decrease) in
  net assets                            (303,620)            (1,836,635)
NET ASSETS:
 Beginning of year                     3,936,629             11,817,527
                                    ------------          -------------
 End of year                          $3,633,009             $9,980,892
                                    ============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN
                                  INSURANCE TRUST         PUTNAM VT             PIMCO               PIMCO
                                   MID CAP VALUE            EQUITY            ALL ASSET        EQS PATHFINDER
                                  PORTFOLIO -- 1         INCOME FUND          PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (28)    SUB-ACCOUNT (29)   SUB-ACCOUNT (15)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(23,810)              $(166)             $4,492               $(64)
 Net realized gain (loss) on
  security transactions                 (262,675)                  1                  (2)               284
 Net realized gain on
  distributions                               --                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            338,562               9,294              (5,055)               (90)
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              52,077               9,129                (565)               130
                                   -------------          ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                50,387                  --             110,717             95,612
 Net transfers                          (559,470)            417,501               3,540             11,776
 Surrenders for benefit
  payments and fees                     (795,266)                 --                  --            (11,381)
 Other transactions                          129                  --                  --                 (3)
 Death benefits                          (67,156)                 --                  --                 --
 Net annuity transactions                     --                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,371,376)            417,501             114,257             96,004
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets                          (1,319,299)            426,630             113,692             96,134
NET ASSETS:
 Beginning of year                     8,545,963                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 End of year                          $7,226,664            $426,630            $113,692            $96,134
                                   =============          ==========          ==========          =========


                                 JENNISON 20/20                            PRUDENTIAL
                                     FOCUS              JENNISON              VALUE
                                   PORTFOLIO            PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,763)             $(4,396)             $(939)
 Net realized gain (loss) on
  security transactions                 4,192               (4,352)              (466)
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (9,572)               7,250             (4,292)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (8,143)              (1,498)            (5,697)
                                   ----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                 --
 Net transfers                             --               (9,028)                 8
 Surrenders for benefit
  payments and fees                   (25,598)            (126,511)            (7,995)
 Other transactions                        (1)                  --                  1
 Death benefits                            --                   --                 --
 Net annuity transactions                  --               37,659                 --
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (25,599)             (97,880)            (7,986)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets                          (33,742)             (99,378)           (13,683)
NET ASSETS:
 Beginning of year                    183,943              295,574             89,904
                                   ----------          -----------          ---------
 End of year                         $150,201             $196,196            $76,221
                                   ==========          ===========          =========

(15) Funded as of August 3, 2011.

(28) Funded as of June 21, 2011.

(29) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PRUDENTIAL          LEGG MASON
                                      SERIES            CLEARBRIDGE
                                  INTERNATIONAL       VARIABLE EQUITY
                                      GROWTH          INCOME BUILDER
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(71)              $1,055
 Net realized gain (loss) on
  security transactions                  (802)             (12,202)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (195)              14,787
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,068)               3,640
                                     --------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --
 Net transfers                             --                2,685
 Surrenders for benefit
  payments and fees                    (1,753)              (9,346)
 Other transactions                        23                   --
 Death benefits                            --              (21,170)
 Net annuity transactions                  --                   --
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,730)             (27,831)
                                     --------            ---------
 Net increase (decrease) in
  net assets                           (2,798)             (24,191)
NET ASSETS:
 Beginning of year                      6,456               83,764
                                     --------            ---------
 End of year                           $3,658              $59,573
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON            LEGG MASON
                               CLEARBRIDGE VARIABLE      WESTERN ASSET          LEGG MASON              INVESCO
                                    FUNDAMENTAL         VARIABLE GLOBAL    CLEARBRIDGE VARIABLE     VAN KAMPEN V.I.
                                   ALL CAP VALUE        HIGH YIELD BOND      LARGE CAP VALUE           GROWTH AND
                                     PORTFOLIO             PORTFOLIO            PORTFOLIO             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,259)              $3,746                $2,404                 $(6,608)
 Net realized gain (loss) on
  security transactions                 (37,104)              (1,271)               (1,080)                 15,484
 Net realized gain on
  distributions                              --                   --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,339)              (2,649)                9,456                 (59,164)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (51,702)                (174)               10,780                 (50,288)
                                    -----------            ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                    --                   8,513
 Net transfers                          (26,994)              (1,369)               (2,505)                (49,449)
 Surrenders for benefit
  payments and fees                    (163,253)              (4,230)              (17,218)                (79,466)
 Other transactions                          (1)                  --                    (1)                     44
 Death benefits                         (17,612)             (18,787)              (14,323)                (10,379)
 Net annuity transactions                    --                   --                    --                      --
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (207,860)             (24,386)              (34,047)               (130,737)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           (259,562)             (24,560)              (23,267)               (181,025)
NET ASSETS:
 Beginning of year                      972,469               82,118               324,250               1,685,931
                                    -----------            ---------            ----------            ------------
 End of year                           $712,907              $57,558              $300,983              $1,504,906
                                    ===========            =========            ==========            ============


                                                             INVESCO              WELLS FARGO
                                     INVESCO             VAN KAMPEN V.I.         ADVANTAGE VT
                                 VAN KAMPEN V.I.             CAPITAL              INDEX ASSET
                                  COMSTOCK FUND            GROWTH FUND          ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (3)(30)        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,344)               $(231,250)                $159
 Net realized gain (loss) on
  security transactions                 (2,723)               2,758,855                    7
 Net realized gain on
  distributions                             --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,235)              (3,513,655)                 382
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (15,302)                (986,050)                 548
                                    ----------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                  131,693                   --
 Net transfers                            (228)               1,277,250                   --
 Surrenders for benefit
  payments and fees                     (9,625)              (3,014,363)                  --
 Other transactions                         --                     (670)                  --
 Death benefits                             --                 (264,583)                  --
 Net annuity transactions                   --                    8,430                   --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,853)              (1,862,243)                  --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets                           (25,155)              (2,848,293)                 548
NET ASSETS:
 Beginning of year                     391,939               13,952,802               12,090
                                    ----------            -------------            ---------
 End of year                          $366,784              $11,104,509              $12,638
                                    ==========            =============            =========

(3)  Funded as of April 29, 2011.

(30) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $137                $(310)
 Net realized gain (loss) on
  security transactions                     --                  441
 Net realized gain on
  distributions                            417                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              139               (1,042)
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               693                 (911)
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --
 Net transfers                              --                 (160)
 Surrenders for benefit
  payments and fees                         --               (1,842)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          1               (2,002)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                               694               (2,913)
NET ASSETS:
 Beginning of year                      10,108               28,778
                                     ---------            ---------
 End of year                           $10,802              $25,865
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,084)               $(31,207)              $(54)
 Net realized gain (loss) on
  security transactions                   18,721                  63,732                 12
 Net realized gain on
  distributions                           78,127                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (330,942)               (133,543)               (10)
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (255,178)               (101,018)               (52)
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,026                   3,167                600
 Net transfers                            75,904                 122,187                 --
 Surrenders for benefit
  payments and fees                     (177,279)               (190,186)               (18)
 Other transactions                          (13)                     (1)                --
 Death benefits                           (5,889)                (18,861)                --
 Net annuity transactions                     --                    (456)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (105,251)                (84,150)               582
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (360,429)               (185,168)               530
NET ASSETS:
 Beginning of year                     1,896,864               1,871,368              3,469
                                    ------------            ------------            -------
 End of year                          $1,536,435              $1,686,200             $3,999
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (31)(32)
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135,882)                $(44,831)
 Net realized gain (loss) on
  security transactions                   461,016               (1,091,645)
 Net realized gain on
  distributions                                --                2,355,869
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,646,698)              (1,891,248)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,321,564)                (671,855)
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 73,865                  300,610
 Net transfers                           (347,149)                 (27,039)
 Surrenders for benefit
  payments and fees                    (1,658,559)                (563,174)
 Other transactions                           337                     (101)
 Death benefits                          (265,428)                (122,337)
 Net annuity transactions                    (381)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,197,315)                (412,041)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (3,518,879)              (1,083,896)
NET ASSETS:
 Beginning of year                     17,086,708               10,242,225
                                    -------------            -------------
 End of year                          $13,567,829               $9,158,329
                                    =============            =============

(31) Funded as of January 21, 2011.

(32) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco Van Kampen V.I. Value Opportunities Fund (formerly Invesco V.I. Basic Value Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund (formerly Invesco V.I. Dividend Growth Fund), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Select Equity VIF, Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund (merged with Huntington VA New Economy Fund), Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure
    Fund), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) High Income Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American

-------------------------------------------------------------------------------

    Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value Fund), Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Wilmington Managed Allocation Fund -- Moderate Growth II++ (formerly MTB Managed Allocation Fund -- Moderate Growth II), BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- High Income Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio - - Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Mid Cap Growth Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund (formerly Columbia Variable Portfolio Diversified Equity Income Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund*, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- 1, Putnam VT Equity Income Fund, PIMCO All Asset Portfolio, PIMCO EqS Pathfinder Portfolio, PIMCO Global Multi-Asset Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth Portfolio, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio, Western Asset Variable Global High Yield Bond Portfolio (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio), Legg Mason ClearBridge Variable Large Cap Value Portfolio, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (merged with Invesco V.I. Capital Appreciation Fund) (formerly Invesco Van Kampen V.I. Capital Growth Fund), Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco V.I. Capital Development Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

* This fund was not funded as of December 31, 2012, and as a result, it is not presented in the statements of assets and liabilities.
++ During 2012, the following Sub-Account was liquidated: Wilmington Managed Allocation Fund --Moderate Growth II

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services.

-------------------------------------------------------------------------------

       These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $2,096,482        $216,908
American Century VP Growth Fund*                          34,103             296
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             1,111,719       2,017,705
AllianceBernstein VPS International Value
 Portfolio                                               931,122       1,129,990
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                               298,848         251,517
AllianceBernstein VPS Value Portfolio                     84,395         171,604
AllianceBernstein VPS International Growth
 Portfolio                                               151,070         261,795
Invesco Van Kampen V.I. Value Opportunities
 Fund*                                                 2,651,001       8,306,612
Invesco V.I. Core Equity Fund                          5,382,935      21,145,306
Invesco V.I. Government Securities Fund               53,239,418      78,025,947
Invesco V.I. High Yield Fund                             522,584         435,976
Invesco V.I. International Growth Fund                 5,270,658      14,817,753
Invesco V.I. Mid Cap Core Equity Fund                  5,107,159      18,237,725
Invesco V.I. Small Cap Equity Fund                     3,621,711      14,135,677
Invesco V.I. Balanced Risk Allocation Fund             5,967,357       1,113,668
Invesco V.I. Diversified Dividend Fund*                      108             439
American Century VP Mid Cap Value Fund                    44,456           1,505
American Funds Global Bond Fund                       11,779,901      27,156,724
American Funds Global Growth and Income Fund           6,980,791      25,872,260
American Funds Asset Allocation Fund                  17,573,676      69,568,293
American Funds Blue Chip Income and Growth Fund       10,739,665      32,642,039
American Funds Bond Fund                              31,679,404      70,570,250
American Funds Global Growth Fund                      4,643,317      19,485,333
American Funds Growth Fund                            21,162,024     171,110,929
American Funds Growth-Income Fund                     20,804,897     156,361,190
American Funds International Fund                      7,831,865      43,176,056
American Funds New World Fund                          6,876,232      24,079,188
American Funds Global Small Capitalization Fund        4,177,845      17,538,740
Sterling Capital Strategic Allocation Equity
 VIF                                                         181             235
Sterling Capital Select Equity VIF                        27,971             201
Sterling Capital Special Opportunities VIF               192,317         329,170

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Sterling Capital Total Return Bond VIF                  $156,829        $222,053
Columbia Variable Portfolio -- Small Company
 Growth Fund                                             453,469       1,576,168
Wells Fargo Advantage VT Omega Growth Fund               899,096         397,544
Fidelity VIP Growth Portfolio                            150,570         482,093
Fidelity VIP Contrafund(R) Portfolio                   4,129,813       6,074,968
Fidelity VIP Mid Cap Portfolio                         2,392,543       2,710,895
Fidelity VIP Value Strategies Portfolio                  326,945         777,289
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                               307,220         226,295
Fidelity VIP Strategic Income Portfolio                   54,947           7,136
Franklin Rising Dividends Securities Fund             18,807,616      68,356,485
Franklin Income Securities Fund                       73,112,499     201,581,025
Franklin Large Cap Growth Securities Fund              4,367,377      15,196,518
Franklin Global Real Estate Securities Fund              104,429         348,318
Franklin Small-Mid Cap Growth Securities Fund         12,159,163      23,960,804
Franklin Small Cap Value Securities Fund               3,784,314       6,726,382
Franklin Strategic Income Securities Fund             41,676,570      61,387,739
Mutual Shares Securities Fund                         16,051,139     102,148,627
Templeton Developing Markets Securities Fund           6,289,435      19,116,197
Templeton Foreign Securities Fund                     25,698,459      51,540,895
Templeton Growth Securities Fund                      10,367,560      64,826,704
Mutual Global Discovery Securities Fund               16,187,566      35,182,446
Franklin Flex Cap Growth Securities Fund               3,138,935       6,880,824
Franklin Large Cap Value Securities Fund               1,764,038       2,901,062
Templeton Global Bond Securities Fund                  4,679,026       4,308,929
Hartford Balanced HLS Fund*                            2,976,045       3,890,934
Hartford Total Return Bond HLS Fund                   25,220,114      32,434,952
Hartford Capital Appreciation HLS Fund                10,529,484      30,362,599
Hartford Dividend and Growth HLS Fund                  8,097,969      24,235,620
Hartford Global Research HLS Fund                        102,302         170,056
Hartford Healthcare HLS Fund                                 394         127,728
Hartford Global Growth HLS Fund                           94,011          88,664
Hartford Disciplined Equity HLS Fund                     810,031       2,642,577
Hartford Growth HLS Fund                                 525,045         590,917
Hartford Growth Opportunities HLS Fund                 1,858,131       6,817,635
Hartford High Yield HLS Fund                           3,409,672       2,160,135
Hartford Index HLS Fund                                5,764,865         375,792
Hartford International Opportunities HLS Fund          1,873,168       2,079,658
Hartford Small/Mid Cap Equity HLS Fund                   577,277         787,617
Hartford MidCap HLS Fund                                   6,594         297,281
Hartford MidCap Value HLS Fund                           142,400         133,059
Hartford Money Market HLS Fund                       154,426,151     210,744,205
Hartford Small Company HLS Fund                          385,201       1,170,197
Hartford SmallCap Growth HLS Fund                        172,707       1,377,345
Hartford Stock HLS Fund                                  589,936       3,231,102
Hartford U.S. Government Securities HLS Fund           2,207,588       2,789,648
Hartford Value HLS Fund                                  323,116         280,304
American Funds Asset Allocation HLS Fund               3,205,742       4,202,734
American Funds Blue Chip Income and Growth HLS
 Fund                                                    826,021       1,366,957
American Funds Bond HLS Fund                           5,772,408       5,248,057
American Funds Global Bond HLS Fund                      736,852       1,187,624

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds Global Growth and Income HLS Fund        $711,623      $2,870,312
American Funds Global Growth HLS Fund                    332,031       1,274,501
American Funds Global Small Capitalization HLS
 Fund                                                  1,611,642       1,556,988
American Funds Growth HLS Fund                         5,614,115      10,537,754
American Funds Growth-Income HLS Fund                  4,043,186       6,212,874
American Funds International HLS Fund                  4,309,918       5,971,099
American Funds New World HLS Fund                        952,816       2,243,831
Hartford Portfolio Diversifier HLS Fund               40,181,658       2,194,902
Huntington VA Income Equity Fund                       1,974,758         655,683
Huntington VA Dividend Capture Fund                    1,114,646       1,504,345
Huntington VA Growth Fund                                250,469         459,104
Huntington VA Mid Corp America Fund*                   4,407,122       5,084,435
Huntington VA Rotating Markets Fund                       71,510         236,774
Huntington VA International Equity Fund                1,350,645         862,746
Huntington VA Macro 100 Fund                           1,675,081         348,212
Huntington VA Mortgage Securities Fund                   546,178         488,565
Huntington VA Situs Fund                                 433,029       1,226,690
Lord Abbett Fundamental Equity Fund                    1,018,543         209,229
Lord Abbett Calibrated Dividend Growth Fund*             340,536         373,441
Lord Abbett Bond Debenture Fund                        2,913,566       2,892,588
Lord Abbett Growth and Income Fund                       102,994         814,762
MFS(R) Core Equity Series                              1,271,399       2,379,432
MFS(R) Growth Series                                   6,773,807       8,588,716
MFS(R) Global Equity Series                            2,213,742       2,538,005
MFS(R) High Income Series                             22,314,589      24,515,610
MFS(R) Investors Growth Stock Series                   2,712,222       4,886,435
MFS(R) Investors Trust Series                          5,625,796      34,040,640
MFS(R) Mid Cap Growth Series                           3,736,713       7,959,007
MFS(R) New Discovery Series                           11,276,902      23,585,743
MFS(R) Total Return Series                            25,023,213      82,487,614
MFS(R) Value Series                                   12,737,675      24,177,783
MFS(R) Research Bond Series                           24,319,184      27,353,159
MFS(R) Research International Series                   2,354,435       4,944,963
MFS(R) Research Series                                 2,198,817       2,719,787
BlackRock Global Allocation V.I. Fund                     82,905           7,434
BlackRock Global Opportunities V.I. Fund                  20,173          20,386
BlackRock Large Cap Growth V.I. Fund                      39,387          69,745
BlackRock Equity Dividend V.I. Fund                      952,743          73,537
UIF Mid Cap Growth Portfolio                             530,363       1,020,122
Invesco Van Kampen V.I. American Value Fund*             304,653         337,584
Morgan Stanley -- Focus Growth Portfolio                   5,308              73
Morgan Stanley Multi Cap Growth Portfolio                 33,512          23,061
Morgan Stanley -- Mid Cap Growth Portfolio                41,765          14,045
Morgan Stanley -- Flexible Income Portfolio                5,032           2,031
Wilmington Managed Allocation Fund -- Moderate
 Growth II*                                                  130          16,039
BlackRock Capital Appreciation V.I. Fund                 935,147          91,944
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund                        717,201       2,251,561
Columbia Variable Portfolio -- High Income Fund        1,336,040       2,693,749
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund                                         1,223,645       2,005,648
Columbia Variable Portfolio -- Asset Allocation
 Fund                                                    318,344       1,052,696

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Columbia Variable Portfolio -- Marsico Growth
 Fund                                                   $709,045      $2,347,389
Columbia Variable Portfolio -- Marsico 21st
 Century Fund                                            128,307         687,115
Columbia Variable Portfolio -- Mid Cap Growth
 Fund                                                    800,915       2,762,925
Columbia Variable Portfolio -- Dividend
 Opportunity Fund*                                       540,427       2,260,577
Oppenheimer Capital Appreciation Fund/VA                  85,061          91,664
Oppenheimer Global Securities Fund/VA                    656,595       1,672,213
Oppenheimer Main Street Fund(R)/VA                       101,934         170,465
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA                                                 362,573       1,379,641
Oppenheimer Value Fund/VA                                  7,600          34,492
Putnam VT Diversified Income Fund                      4,595,180       3,092,217
Putnam VT Global Asset Allocation Fund                 1,651,481         113,478
Putnam VT International Value Fund                        61,359         108,342
Putnam VT International Equity Fund                       30,488          30,347
Putnam VT Investors Fund*                                     --         404,639
Putnam VT Small Cap Value Fund                           976,731       1,426,578
Putnam VT Voyager Fund                                 2,299,897         718,496
JPMorgan Insurance Trust Core Bond Portfolio --
 1                                                    13,185,502      19,631,923
JPMorgan Insurance Trust U.S. Equity Portfolio
 -- 1                                                    627,709       3,024,096
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio -- 1                                          507,336       2,224,451
JPMorgan Insurance Trust Equity Index Portfolio
 -- 1                                                  1,271,118      11,863,919
JPMorgan Insurance Trust Intrepid Growth
 Portfolio -- 1                                          462,451       1,117,916
JPMorgan Insurance Trust Mid Cap Growth
 Portfolio -- 1                                          823,866       3,835,635
JPMorgan Insurance Trust Mid Cap Value Portfolio
 -- 1                                                    338,239       2,654,572
Putnam VT Equity Income Fund                               6,485         424,372
PIMCO All Asset Portfolio                                 45,101           2,365
PIMCO EqS Pathfinder Portfolio                           775,837          53,103
PIMCO Global Multi-Asset Portfolio*                       33,873          21,543
Jennison 20/20 Focus Portfolio                            15,117          44,519
Jennison Portfolio                                           452          48,267
Prudential Value Portfolio                                14,409          15,987
Prudential Series International Growth
 Portfolio                                                    --              79
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                        10,692          19,812
Legg Mason ClearBridge Variable Fundamental All
 Cap Value Portfolio                                      16,245         161,894
Western Asset Variable Global High Yield Bond
 Portfolio*                                               12,757          19,094
Legg Mason ClearBridge Variable Large Cap Value
 Portfolio                                                12,461         100,156
Invesco Van Kampen V.I. Growth and Income Fund           140,678         280,621
Invesco Van Kampen V.I. Comstock Fund                      5,210          72,127
Invesco Van Kampen V.I. American Franchise
 Fund*                                                20,527,480      26,682,419
Invesco Van Kampen V.I. Mid Cap Growth Fund*           4,744,227       6,367,318
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                     20,150          14,003
Wells Fargo Advantage VT Total Return Bond Fund            6,600             187
Wells Fargo Advantage VT Intrinsic Value Fund                421           2,342
Wells Fargo Advantage VT International Equity
 Fund                                                    223,775         434,528
Wells Fargo Advantage VT Small Cap Growth Fund           215,870         361,720
Wells Fargo Advantage VT Discovery Fund                    1,244             763
Wells Fargo Advantage VT Small Cap Value Fund            798,924       3,795,318
Wells Fargo Advantage VT Opportunity Fund                811,380       1,983,358

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund        191,394         19,075        172,319
American Century VP Growth
 Fund*                                  3,309             13          3,296
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            103,783        194,831        (91,048)
AllianceBernstein VPS
 International Value
 Portfolio                            149,164        176,425        (27,261)
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             17,917         19,236         (1,319)
AllianceBernstein VPS Value
 Portfolio                              5,672         14,841         (9,169)
AllianceBernstein VPS
 International Growth
 Portfolio                             18,679         33,135        (14,456)
Invesco Van Kampen V.I. Value
 Opportunities Fund*                2,073,222      7,089,692     (5,016,470)
Invesco V.I. Core Equity Fund         466,884      1,824,034     (1,357,150)
Invesco V.I. Government
 Securities Fund                   34,282,295     54,590,782    (20,308,487)
Invesco V.I. High Yield Fund          208,236        246,287        (38,051)
Invesco V.I. International
 Growth Fund                        1,333,143      6,342,455     (5,009,312)
Invesco V.I. Mid Cap Core
 Equity Fund                        2,731,591     10,131,569     (7,399,978)
Invesco V.I. Small Cap Equity
 Fund                                 250,274        900,251       (649,977)
Invesco V.I. Balanced Risk
 Allocation Fund                      506,958         90,259        416,699
Invesco V.I. Diversified
 Dividend Fund*                            --             35            (35)
American Century VP Mid Cap
 Value Fund                             3,881            118          3,763
American Funds Global Bond
 Fund                                 745,766      1,999,698     (1,253,932)
American Funds Global Growth
 and Income Fund                      487,286      2,335,753     (1,848,467)
American Funds Asset
 Allocation Fund                      977,831      4,644,792     (3,666,961)
American Funds Blue Chip
 Income and Growth Fund             8,092,382     28,151,992    (20,059,610)
American Funds Bond Fund            1,767,385      4,462,267     (2,694,882)
American Funds Global Growth
 Fund                                 287,311      1,257,854       (970,543)
American Funds Growth Fund          1,446,855     13,385,779    (11,938,924)
American Funds Growth-Income
 Fund                                 987,646     11,224,656    (10,237,010)
American Funds International
 Fund                                 473,911      3,165,334     (2,691,423)
American Funds New World Fund         269,108        955,516       (686,408)
American Funds Global Small
 Capitalization Fund                  223,999      1,023,914       (799,915)
Sterling Capital Strategic
 Allocation Equity VIF                     17             17             --
Sterling Capital Select Equity
 VIF                                    2,996              2          2,994
Sterling Capital Special
 Opportunities VIF                      8,673         27,042        (18,369)
Sterling Capital Total Return
 Bond VIF                               8,201         17,164         (8,963)
Columbia Variable Portfolio --
 Small Company Growth Fund            159,879      1,156,546       (996,667)
Wells Fargo Advantage VT Omega
 Growth Fund                          763,960        335,255        428,705
Fidelity VIP Growth Portfolio          15,056         47,588        (32,532)
Fidelity VIP Contrafund(R)
 Portfolio                            315,207        496,142       (180,935)
Fidelity VIP Mid Cap Portfolio         93,510        228,317       (134,807)
Fidelity VIP Value Strategies
 Portfolio                             30,656         71,306        (40,650)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                28,293         20,056          8,237
Fidelity VIP Strategic Income
 Portfolio                              3,910            499          3,411
Franklin Rising Dividends
 Securities Fund                      986,008      4,082,309     (3,096,301)
Franklin Income Securities
 Fund                               1,363,377     11,292,557     (9,929,180)
Franklin Large Cap Growth
 Securities Fund                      356,879      1,261,400       (904,521)
Franklin Global Real Estate
 Securities Fund                        7,664         20,458        (12,794)
Franklin Small-Mid Cap Growth
 Securities Fund                      655,630      2,104,840     (1,449,210)
Franklin Small Cap Value
 Securities Fund                      367,153        656,944       (289,791)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Franklin Strategic Income
 Securities Fund                    1,364,437      3,084,566     (1,720,129)
Mutual Shares Securities Fund         701,722      6,504,092     (5,802,370)
Templeton Developing Markets
 Securities Fund                      281,762        897,266       (615,504)
Templeton Foreign Securities
 Fund                               1,916,772      4,193,170     (2,276,398)
Templeton Growth Securities
 Fund                                 562,573      5,106,697     (4,544,124)
Mutual Global Discovery
 Securities Fund                      369,717      1,699,658     (1,329,941)
Franklin Flex Cap Growth
 Securities Fund                      270,315        567,903       (297,588)
Franklin Large Cap Value
 Securities Fund                      164,239        272,996       (108,757)
Templeton Global Bond
 Securities Fund                      255,718        300,451        (44,733)
Hartford Balanced HLS Fund*           669,718      3,017,846     (2,348,128)
Hartford Total Return Bond HLS
 Fund                               2,707,608      7,485,193     (4,777,585)
Hartford Capital Appreciation
 HLS Fund                           1,309,966      5,951,760     (4,641,794)
Hartford Dividend and Growth
 HLS Fund                             770,403      5,166,075     (4,395,672)
Hartford Global Research HLS
 Fund                                  10,728         18,126         (7,398)
Hartford Healthcare HLS Fund              163         50,805        (50,642)
Hartford Global Growth HLS
 Fund                                  13,489         41,972        (28,483)
Hartford Disciplined Equity
 HLS Fund                              60,843        287,449       (226,606)
Hartford Growth HLS Fund               52,556         56,992         (4,436)
Hartford Growth Opportunities
 HLS Fund                             210,427        655,899       (445,472)
Hartford High Yield HLS Fund          192,108        153,683         38,425
Hartford Index HLS Fund               431,108         27,373        403,735
Hartford International
 Opportunities HLS Fund               237,885        746,709       (508,824)
Hartford Small/Mid Cap Equity
 HLS Fund                              22,781         66,563        (43,782)
Hartford MidCap HLS Fund                2,899         66,501        (63,602)
Hartford MidCap Value HLS Fund         13,362         39,985        (26,623)
Hartford Money Market HLS Fund    124,531,975    174,379,823    (49,847,848)
Hartford Small Company HLS
 Fund                                  74,399        486,004       (411,605)
Hartford SmallCap Growth HLS
 Fund                                  13,540        104,567        (91,027)
Hartford Stock HLS Fund               140,140      2,946,933     (2,806,793)
Hartford U.S. Government
 Securities HLS Fund                  189,745        636,333       (446,588)
Hartford Value HLS Fund                30,012         28,387          1,625
American Funds Asset
 Allocation HLS Fund                  267,607        379,868       (112,261)
American Funds Blue Chip
 Income and Growth HLS Fund            71,332        129,301        (57,969)
American Funds Bond HLS Fund          389,412        438,956        (49,544)
American Funds Global Bond HLS
 Fund                                  47,310         98,909        (51,599)
American Funds Global Growth
 and Income HLS Fund                   42,734        293,316       (250,582)
American Funds Global Growth
 HLS Fund                              27,882        126,682        (98,800)
American Funds Global Small
 Capitalization HLS Fund               88,377        168,300        (79,923)
American Funds Growth HLS Fund        512,716        994,604       (481,888)
American Funds Growth-Income
 HLS Fund                             340,593        598,030       (257,437)
American Funds International
 HLS Fund                             454,405        659,853       (205,448)
American Funds New World HLS
 Fund                                  47,623        212,738       (165,115)
Hartford Portfolio Diversifier
 HLS Fund                           4,213,865        224,725      3,989,140
Huntington VA Income Equity
 Fund                                 188,698        183,912          4,786
Huntington VA Dividend Capture
 Fund                                 243,901        340,947        (97,046)
Huntington VA Growth Fund              85,703        250,613       (164,910)
Huntington VA Mid Corp America
 Fund*                              1,019,057      1,567,213       (548,156)
Huntington VA Rotating Markets
 Fund                                  11,871         70,012        (58,141)
Huntington VA International
 Equity Fund                          167,900        231,511        (63,611)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Macro 100 Fund          170,064        171,014           (950)
Huntington VA Mortgage
 Securities Fund                      166,733         97,030         69,703
Huntington VA Situs Fund              137,439        638,316       (500,877)
Lord Abbett Fundamental Equity
 Fund                                  81,271         16,582         64,689
Lord Abbett Calibrated
 Dividend Growth Fund*                 22,716         29,492         (6,776)
Lord Abbett Bond Debenture
 Fund                                 151,636        202,600        (50,964)
Lord Abbett Growth and Income
 Fund                                   9,204         83,056        (73,852)
MFS(R) Core Equity Series             135,136        255,209       (120,073)
MFS(R) Growth Series                  814,989        985,426       (170,437)
MFS(R) Global Equity Series           130,665        157,254        (26,589)
MFS(R) High Income Series           1,107,151      1,521,390       (414,239)
MFS(R) Investors Growth Stock
 Series                               258,394        567,962       (309,568)
MFS(R) Investors Trust Series         491,076      3,213,638     (2,722,562)
MFS(R) Mid Cap Growth Series          673,720      1,358,438       (684,718)
MFS(R) New Discovery Series           365,591      1,534,242     (1,168,651)
MFS(R) Total Return Series          1,208,875      5,423,445     (4,214,570)
MFS(R) Value Series                   751,247      1,519,624       (768,377)
MFS(R) Research Bond Series         1,688,869      2,031,220       (342,351)
MFS(R) Research International
 Series                               162,483        383,325       (220,842)
MFS(R) Research Series                172,213        212,535        (40,322)
BlackRock Global Allocation
 V.I. Fund                              8,048            678          7,370
BlackRock Global Opportunities
 V.I. Fund                              1,462          1,485            (23)
BlackRock Large Cap Growth
 V.I. Fund                                287          6,007         (5,720)
BlackRock Equity Dividend V.I.
 Fund                                  85,040          6,272         78,768
UIF Mid Cap Growth Portfolio           21,927         85,392        (63,465)
Invesco Van Kampen V.I.
 American Value Fund*                  26,655         28,745         (2,090)
Morgan Stanley -- Focus Growth
 Portfolio                                589             --            589
Morgan Stanley Multi Cap
 Growth Portfolio                       4,145          3,588            557
Morgan Stanley -- Mid Cap
 Growth Portfolio                       2,588            983          1,605
Morgan Stanley -- Flexible
 Income Portfolio                          --             56            (56)
Wilmington Managed Allocation
 Fund -- Moderate Growth II*               --          1,667         (1,667)
BlackRock Capital Appreciation
 V.I. Fund                             92,640          8,786         83,854
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   232,975      1,412,662     (1,179,687)
Columbia Variable Portfolio --
 High Income Fund                     183,921      1,215,347     (1,031,426)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund                                 149,302      1,487,583     (1,338,281)
Columbia Variable Portfolio --
 Asset Allocation Fund                103,439        823,103       (719,664)
Columbia Variable Portfolio --
 Marsico Growth Fund                  216,745      1,653,546     (1,436,801)
Columbia Variable Portfolio --
 Marsico 21st Century Fund             20,443        419,566       (399,123)
Columbia Variable Portfolio --
 Mid Cap Growth Fund                  196,562      2,295,737     (2,099,175)
Columbia Variable Portfolio --
 Dividend Opportunity Fund*            60,124        220,940       (160,816)
Oppenheimer Capital
 Appreciation Fund/VA                   8,299          8,561           (262)
Oppenheimer Global Securities
 Fund/VA                               52,600        157,153       (104,553)
Oppenheimer Main Street
 Fund(R)/VA                             9,096         14,605         (5,509)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA                     29,569        112,112        (82,543)
Oppenheimer Value Fund/VA                 562          3,332         (2,770)
Putnam VT Diversified Income
 Fund                                 244,955        218,992         25,963
Putnam VT Global Asset
 Allocation Fund                      105,506          5,598         99,908
Putnam VT International Value
 Fund                                   6,991         15,160         (8,169)
Putnam VT International Equity
 Fund                                   3,183          3,376           (193)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Investors Fund*                  --         28,450        (28,450)
Putnam VT Small Cap Value Fund         59,032         84,458        (25,426)
Putnam VT Voyager Fund                175,858         53,667        122,191
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  692,996      1,350,852       (657,856)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 36,747        213,797       (177,050)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     27,096        143,120       (116,024)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1           49,500        925,727       (876,227)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     33,493         84,174        (50,681)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             47,705        253,852       (206,147)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              17,349        171,483       (154,134)
Putnam VT Equity Income Fund              443         30,216        (29,773)
PIMCO All Asset Portfolio               3,517            127          3,390
PIMCO EqS Pathfinder Portfolio         76,509          4,960         71,549
PIMCO Global Multi-Asset
 Portfolio*                             3,261          2,075          1,186
Jennison 20/20 Focus Portfolio            677         11,979        (11,302)
Jennison Portfolio                         76         17,547        (17,471)
Prudential Value Portfolio             11,074         12,078         (1,004)
Prudential Series
 International Growth
 Portfolio                                 --              3             (3)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        498          1,488           (990)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                        5,418         22,142        (16,724)
Western Asset Variable Global
 High Yield Bond Portfolio*             4,148          8,574         (4,426)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              5,555         70,528        (64,973)
Invesco Van Kampen V.I. Growth
 and Income Fund                       12,239         24,244        (12,005)
Invesco Van Kampen V.I.
 Comstock Fund                             --          4,236         (4,236)
Invesco Van Kampen V.I.
 American Franchise Fund*           2,646,639     15,185,212    (12,538,573)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund*                     475,914        683,769       (207,855)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                  5,188         10,134         (4,946)
Wells Fargo Advantage VT Total
 Return Bond Fund                       3,832              7          3,825
Wells Fargo Advantage VT
 Intrinsic Value Fund                      54          1,698         (1,644)
Wells Fargo Advantage VT
 International Equity Fund             87,914        434,534       (346,620)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       10,811         26,667        (15,856)
Wells Fargo Advantage VT
 Discovery Fund                            71             40             31
Wells Fargo Advantage VT Small
 Cap Value Fund                        55,484        297,488       (242,004)
Wells Fargo Advantage VT
 Opportunity Fund                      68,784        162,863        (94,079)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund         33,010          2,409         30,601
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            134,947        107,684         27,263
AllianceBernstein VPS
 International Value
 Portfolio                            210,438        147,908         62,530
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             42,576         52,464         (9,888)
AllianceBernstein VPS Value
 Portfolio                              7,607          2,678          4,929
AllianceBernstein VPS
 International Growth
 Portfolio                             15,437         20,877         (5,440)
Invesco V.I. Basic Value Fund       2,643,829     10,973,700     (8,329,871)
Invesco V.I. Capital
 Appreciation Fund                  1,238,230      5,000,870     (3,762,640)
Invesco V.I. Core Equity Fund         791,490      2,098,775     (1,307,285)
Invesco V.I. Government
 Securities Fund                   37,489,127     82,616,488    (45,127,361)
Invesco V.I. High Yield Fund          121,770        268,824       (147,054)
Invesco V.I. International
 Growth Fund                        2,924,699      6,655,368     (3,730,669)
Invesco V.I. Mid Cap Core
 Equity Fund                        3,652,375     14,168,261    (10,515,886)
Invesco V.I. Small Cap Equity
 Fund                                 898,150      1,098,243       (200,093)
Invesco V.I. Capital
 Development Fund                     627,083        419,992        207,091
Invesco V.I. Balanced Risk
 Allocation Fund                      305,905        138,709        167,196
Invesco V.I. Dividend Growth
 Fund                                     588            576             12
American Century VP Mid Cap
 Value Fund                             2,098             94          2,004
American Funds Global Bond
 Fund                               2,002,344      2,420,995       (418,651)
American Funds Global Growth
 and Income Fund                      628,768      2,454,639     (1,825,871)
American Funds Asset
 Allocation Fund                    1,805,959      5,817,570     (4,011,611)
American Funds Blue Chip
 Income and Growth Fund             7,815,520     30,135,185    (22,319,665)
American Funds Bond Fund            1,749,089      5,780,957     (4,031,868)
American Funds Global Growth
 Fund                                 445,416      1,793,727     (1,348,311)
American Funds Growth Fund          3,011,548     16,758,296    (13,746,748)
American Funds Growth-Income
 Fund                               2,294,624     12,380,608    (10,085,984)
American Funds International
 Fund                               1,043,865      3,557,848     (2,513,983)
American Funds New World Fund         472,769      1,471,845       (999,076)
American Funds Global Small
 Capitalization Fund                  465,750      1,638,808     (1,173,058)
Sterling Capital Strategic
 Allocation Equity VIF                     32             55            (23)
Sterling Capital Select Equity
 VIF                                       --             27            (27)
Sterling Capital Special
 Opportunities VIF                      4,430         13,987         (9,557)
Sterling Capital Total Return
 Bond VIF                              13,568         14,898         (1,330)
Columbia Variable Portfolio --
 Small Company Growth Fund            367,277      2,267,983     (1,900,706)
Wells Fargo Advantage VT Omega
 Growth Fund                          305,083        248,105         56,978
Fidelity VIP Growth Portfolio          76,321         38,806         37,515
Fidelity VIP Contrafund(R)
 Portfolio                            337,058        256,179         80,879
Fidelity VIP Mid Cap Portfolio        171,661        196,334        (24,673)
Fidelity VIP Value Strategies
 Portfolio                             72,224         53,678         18,546
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 6,458          8,366         (1,908)
Fidelity VIP Strategic Income
 Portfolio                              1,004              8            996
Franklin Rising Dividends
 Securities Fund                    1,695,159      4,337,987     (2,642,828)
Franklin Income Securities
 Fund                               2,326,073     11,731,084     (9,405,011)
Franklin Large Cap Growth
 Securities Fund                      430,182      1,316,263       (886,081)
Franklin Global Real Estate
 Securities Fund                        5,353         19,013        (13,660)
Franklin Small-Mid Cap Growth
 Securities Fund                    1,278,801      3,011,053     (1,732,252)
Franklin Small Cap Value
 Securities Fund                      705,903        860,553       (154,650)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Franklin Strategic Income
 Securities Fund                    2,282,012      4,236,545     (1,954,533)
Mutual Shares Securities Fund       1,085,887      6,816,418     (5,730,531)
Templeton Developing Markets
 Securities Fund                      667,847      1,478,779       (810,932)
Templeton Foreign Securities
 Fund                               1,972,429      3,655,442     (1,683,013)
Templeton Growth Securities
 Fund                                 708,458      5,169,957     (4,461,499)
Mutual Global Discovery
 Securities Fund                      751,867      1,884,979     (1,133,112)
Franklin Flex Cap Growth
 Securities Fund                      367,922        624,446       (256,524)
Franklin Large Cap Value
 Securities Fund                      176,114        283,486       (107,372)
Templeton Global Bond
 Securities Fund                      428,464        326,258        102,206
Hartford Advisers HLS Fund            523,620      2,692,974     (2,169,354)
Hartford Total Return Bond HLS
 Fund                               4,913,431      9,953,639     (5,040,208)
Hartford Capital Appreciation
 HLS Fund                           2,985,021      7,391,647     (4,406,626)
Hartford Dividend and Growth
 HLS Fund                           1,714,254      5,655,073     (3,940,819)
Hartford Global Research HLS
 Fund                                   5,949         13,042         (7,093)
Hartford Healthcare HLS Fund              440         34,215        (33,775)
Hartford Global Growth HLS
 Fund                                  10,756        138,615       (127,859)
Hartford Disciplined Equity
 HLS Fund                             244,664        227,271         17,393
Hartford Growth HLS Fund               35,726         25,126         10,600
Hartford Growth Opportunities
 HLS Fund                             607,475        612,315         (4,840)
Hartford High Yield HLS Fund          329,488        157,393        172,095
Hartford Index HLS Fund                15,066         22,535         (7,469)
Hartford International
 Opportunities HLS Fund               309,545        760,965       (451,420)
Hartford Small/Mid Cap Equity
 HLS Fund                              58,175         68,342        (10,167)
Hartford MidCap HLS Fund                5,523        117,055       (111,532)
Hartford MidCap Value HLS Fund         31,915         82,134        (50,219)
Hartford Money Market HLS Fund    217,899,825    230,838,104    (12,938,279)
Hartford Small Company HLS
 Fund                                 302,510        891,728       (589,218)
Hartford SmallCap Growth HLS
 Fund                                 123,264         35,686         87,578
Hartford Stock HLS Fund               724,703      2,973,022     (2,248,319)
Hartford U.S. Government
 Securities HLS Fund                  260,546        371,245       (110,699)
Hartford Value HLS Fund                18,538         21,884         (3,346)
American Funds Asset
 Allocation HLS Fund                  246,642        116,437        130,205
American Funds Blue Chip
 Income and Growth HLS Fund            51,090         73,950        (22,860)
American Funds Bond HLS Fund          427,439        661,731       (234,292)
American Funds Global Bond HLS
 Fund                                  71,273         81,741        (10,468)
American Funds Global Growth
 and Income HLS Fund                   66,031        203,150       (137,119)
American Funds Global Growth
 HLS Fund                             102,327        105,608         (3,281)
American Funds Global Small
 Capitalization HLS Fund              195,959        215,648        (19,689)
American Funds Growth HLS Fund        689,735        800,775       (111,040)
American Funds Growth-Income
 HLS Fund                             390,616        518,496       (127,880)
American Funds International
 HLS Fund                             913,818        373,514        540,304
American Funds New World HLS
 Fund                                 114,926        225,035       (110,109)
Hartford Portfolio Diversifier
 HLS Fund                             742,247         12,596        729,651
Huntington VA Income Equity
 Fund                                 113,043        372,069       (259,026)
Huntington VA Dividend Capture
 Fund                                 311,390        342,182        (30,792)
Huntington VA Growth Fund             154,389        304,499       (150,110)
Huntington VA Mid Corp America
 Fund                                  50,452        189,967       (139,515)
Huntington VA New Economy Fund         78,065        252,060       (173,995)
Huntington VA Rotating Markets
 Fund                                   4,207         34,958        (30,751)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Huntington VA International
 Equity Fund                           98,052        253,708       (155,656)
Huntington VA Macro 100 Fund           64,840        214,438       (149,598)
Huntington VA Mortgage
 Securities Fund                       62,961        193,046       (130,085)
Huntington VA Situs Fund              187,166        761,765       (574,599)
Lord Abbett Fundamental Equity
 Fund                                  74,622          6,863         67,759
Lord Abbett Capital Structure
 Fund                                  70,958         38,578         32,380
Lord Abbett Bond Debenture
 Fund                                  95,681        186,183        (90,502)
Lord Abbett Growth and Income
 Fund                                   8,275         21,136        (12,861)
MFS(R) Core Equity Series             230,504        362,081       (131,577)
MFS(R) Growth Series                  635,371        829,604       (194,233)
MFS(R) Global Equity Series           154,911        203,744        (48,833)
MFS(R) High Income Series           1,141,174      2,121,670       (980,496)
MFS(R) Investors Growth Stock
 Series                               273,520        535,033       (261,513)
MFS(R) Investors Trust Series         950,535      3,043,428     (2,092,893)
MFS(R) Mid Cap Growth Series          566,541      1,790,289     (1,223,748)
MFS(R) New Discovery Series         1,202,532      2,128,169       (925,637)
MFS(R) Total Return Series          2,775,134      6,352,051     (3,576,917)
MFS(R) Value Series                   899,864      1,334,178       (434,314)
MFS(R) Research Bond Series         2,300,886      2,084,517        216,369
MFS(R) Research International
 Series                               277,944        369,431        (91,487)
MFS(R) Research Series                118,855        165,910        (47,055)
BlackRock Global Allocation
 V.I. Fund                              1,934             --          1,934
BlackRock Global Opportunities
 V.I. Fund                              1,143          1,633           (490)
BlackRock Large Cap Growth
 V.I. Fund                                280          3,709         (3,429)
BlackRock Equity Dividend V.I.
 Fund                                  13,137          1,951         11,186
UIF Mid Cap Growth Portfolio           95,371         78,651         16,720
Invesco Van Kampen V.I. Mid
 Cap Value Fund                        26,909         45,206        (18,297)
Morgan Stanley -- Focus Growth
 Portfolio                                 --            817           (817)
Morgan Stanley Multi Cap
 Growth Portfolio                       3,936         11,636         (7,700)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      12,672          1,082         11,590
Morgan Stanley -- Flexible
 Income Portfolio                       2,731             32          2,699
MTB Managed Allocation Fund --
 Moderate Growth II                        --             --             --
BlackRock Capital Appreciation
 V.I. Fund                             13,859          1,717         12,142
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   369,156      2,457,060     (2,087,904)
Columbia Variable Portfolio --
 High Income Fund                     381,103      1,570,089     (1,188,986)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund                                 163,660      2,452,218     (2,288,558)
Columbia Variable Portfolio --
 Asset Allocation Fund                667,386        488,161        179,225
Columbia Variable Portfolio --
 Marsico Growth Fund                  195,158      2,152,275     (1,957,117)
Columbia Variable Portfolio --
 Marsico 21st Century Fund            169,333        708,768       (539,435)
Columbia Variable Portfolio --
 Mid Cap Growth Fund                  523,806      4,119,052     (3,595,246)
Columbia Variable Portfolio --
 Diversified Equity Income
 Fund                               1,597,598     12,515,698    (10,918,100)
Oppenheimer Capital
 Appreciation Fund/VA                   3,163         13,577        (10,414)
Oppenheimer Global Securities
 Fund/VA                               40,153         99,101        (58,948)
Oppenheimer Main Street
 Fund(R)/VA                            11,663         23,391        (11,728)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA                     56,698        104,443        (47,745)
Oppenheimer Value Fund/VA               3,470          1,924          1,546
Putnam VT Diversified Income
 Fund                                 189,891        256,697        (66,806)
Putnam VT Global Asset
 Allocation Fund                       11,195          2,647          8,548
Putnam VT International Value
 Fund                                  25,158            770         24,388

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International Equity
 Fund                                   9,747          2,301          7,446
Putnam VT Investors Fund               28,450             --         28,450
Putnam VT Small Cap Value Fund        128,991          6,385        122,606
Putnam VT Voyager Fund                 56,670          1,752         54,918
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  894,973      1,469,219       (574,246)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 64,461        140,287        (75,826)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     82,462        141,384        (58,922)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1          228,011        629,985       (401,974)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     44,064         72,368        (28,304)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1            136,575        212,702        (76,127)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              44,900        147,603       (102,703)
Putnam VT Equity Income Fund           31,532             --         31,532
PIMCO All Asset Portfolio              11,281             --         11,281
PIMCO EqS Pathfinder Portfolio         11,597          1,424         10,173
Jennison 20/20 Focus Portfolio          7,443          3,699          3,744
Jennison Portfolio                      5,871         59,401        (53,530)
Prudential Value Portfolio                 69          6,307         (6,238)
Prudential Series
 International Growth
 Portfolio                                 25          2,003         (1,978)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        157          3,381         (3,224)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                          729         23,018        (22,289)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                         1,057         14,033        (12,976)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              3,487         30,231        (26,744)
Invesco Van Kampen V.I. Growth
 and Income Fund                       15,333         24,826         (9,493)
Invesco Van Kampen V.I.
 Comstock Fund                             27            733           (706)
Invesco Van Kampen V.I.
 Capital Growth Fund                1,959,963      2,005,459        (45,496)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                     --             --             --
Wells Fargo Advantage VT Total
 Return Bond Fund                          --             --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                     369          2,046         (1,677)
Wells Fargo Advantage VT
 International Equity Fund            150,579        246,123        (95,544)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       42,998         49,482         (6,484)
Wells Fargo Advantage VT
 Discovery Fund                            38              1             37
Wells Fargo Advantage VT Small
 Cap Value Fund                        91,648        274,521       (182,873)
Wells Fargo Advantage VT
 Opportunity Fund                   1,060,823      4,708,193     (3,647,370)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                                 202,920      $11.108599      to      $11.299348          $2,311,580
 2011                                  30,601        9.911162      to       10.534031             304,415
AMERICAN CENTURY VP GROWTH
 FUND+
 2012                                   3,296       10.128418      to       10.272868              33,604
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                                 427,286       14.160826      to       14.221715           4,612,246
 2011                                 518,334       12.552780      to       12.887048           4,968,538
 2010                                 491,071       13.013398      to       13.657129           4,865,846
 2009                                 388,226        9.047715      to       12.721089           3,492,638
 2008                                 162,206        7.327822      to        7.429046           1,197,637
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                               1,249,244        6.429205      to       12.273260           7,847,078
 2011                               1,276,505        5.678097      to       11.041699           7,122,356
 2010                               1,213,975        7.108204      to       14.081041           8,531,384
 2009                               1,142,843        6.873420      to       13.870269           7,804,286
 2008                                 671,581        5.088962      to        5.159378           3,443,863
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                                 141,654       17.794803      to       19.155351           1,808,494
 2011                                 142,973       15.095870      to       16.611315           1,541,969
 2010                                 152,861       16.602960      to       18.676302           1,804,581
 2009                                 104,673        9.222123      to        9.435503             986,265
 2008                                  85,144        6.627915      to        6.719459             568,356
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                                  15,551        8.759176      to        9.148443             140,850
 2011                                  24,720        8.017467      to       12.578763             204,373
 2010                                  19,791        8.436920      to       13.390012             174,314
 2009                                  17,731        7.667474      to       12.309621             138,231
 2008                                  13,907        6.350732      to        6.414435              88,914
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                 145,200        7.870373      to       14.606635           1,144,972
 2011                                 159,656        6.915655      to       13.022116           1,108,656
 2010                                 165,096        8.340904      to       15.935390           1,387,961
 2009                                 157,200        7.500193      to       14.538460           1,187,403
 2008                                 141,574        5.397825      to        5.454337             769,233
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                              22,874,107        1.290481      to       16.718816          26,765,920
 2011                              27,890,577        1.105738      to       14.600052          28,254,417
 2010                              36,220,448        1.150245      to       15.495518          38,592,858
 2009                              44,071,822        1.080634      to       14.829632          44,576,240
 2008                              48,428,747        0.665662      to        0.736367          33,715,844

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                           0.50%     to       1.45%      1.70%     to       1.92%      12.93%     to       14.01%
 2011                           0.50%     to       1.00%      0.31%     to       0.46%      (0.89)%    to        5.34%
AMERICAN CENTURY VP GROWTH
 FUND+
 2012                           0.65%     to       1.50%      0.38%     to       0.40%      11.80%     to       12.75%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      0.48%     to       2.22%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      4.84%     to       4.84%       7.36%     to        9.75%
 2009                           1.25%     to       2.70%      0.87%     to       0.87%      21.14%     to       22.91%
 2008                           0.85%     to       2.50%      2.40%     to       2.40%     (29.42)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                           0.85%     to       2.70%      1.16%     to       1.43%      11.15%     to       13.23%
 2011                           0.85%     to       2.70%      3.99%     to       4.02%     (21.58)%    to      (20.12)%
 2010                           0.85%     to       2.70%      2.82%     to       3.44%       1.52%     to        3.42%
 2009                           0.85%     to       2.70%      1.38%     to       2.23%      30.78%     to       33.22%
 2008                           0.85%     to       2.50%        --      to         --      (52.73)%    to      (52.21)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                           0.50%     to       2.70%      0.28%     to       0.29%      15.32%     to       17.88%
 2011                           0.50%     to       2.70%      0.20%     to       0.23%     (11.06)%    to       (9.08)%
 2010                           0.50%     to       2.70%        --      to         --       23.22%     to       25.96%
 2009                           1.25%     to       2.50%      0.86%     to       0.88%      39.14%     to       40.89%
 2008                           0.85%     to       2.50%        --      to         --      (38.49)%    to      (37.81)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                           1.25%     to       2.15%      0.76%     to       1.70%      13.08%     to       14.11%
 2011                           1.25%     to       2.40%      1.16%     to       1.17%      (6.06)%    to       (4.97)%
 2010                           1.25%     to       2.40%      1.67%     to       1.76%       8.78%     to       10.04%
 2009                           1.25%     to       2.40%      3.08%     to       3.08%      18.17%     to       19.54%
 2008                           1.25%     to       2.45%        --      to         --      (39.78)%    to      (39.30)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           1.25%     to       2.70%      1.40%     to       1.46%      12.17%     to       13.81%
 2011                           1.25%     to       2.70%      2.75%     to       2.77%     (18.28)%    to      (17.09)%
 2010                           1.25%     to       2.70%      1.55%     to       1.88%       9.61%     to       11.21%
 2009                           1.25%     to       2.70%      4.61%     to       4.61%      35.53%     to       37.51%
 2008                           1.25%     to       2.50%        --      to         --      (48.31)%    to      (47.88)%
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                           0.85%     to       2.75%      1.51%     to       1.60%      14.51%     to       16.71%
 2011                           0.85%     to       2.75%      0.89%     to       0.91%      (5.68)%    to       (3.87)%
 2010                           0.85%     to       2.70%      0.59%     to       0.90%       4.49%     to        6.44%
 2009                           0.85%     to       2.70%      1.73%     to       3.69%      44.07%     to       46.75%
 2008                           0.85%     to       2.55%      0.90%     to       0.91%     (52.98)%    to      (52.18)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                               4,916,451      $14.578328      to      $14.694872         $56,353,721
 2011                               6,273,601       12.998894      to       13.157943          64,528,774
 2010                               7,580,886       12.285289      to       13.533453          80,092,705
 2009                               8,445,525       11.309508      to       12.704451          84,019,331
 2008                               9,308,015        8.328570      to        8.890218          70,267,207
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                              175,871,974       1.493465      to       10.782357         241,587,716
 2011                              196,180,461       1.469836      to       10.815243         267,497,204
 2010                              241,307,822       1.373740      to       10.301986         309,357,797
 2009                              266,427,437       1.314467      to       10.052014         330,327,193
 2008                              326,274,700       1.198564      to        1.325847         410,643,097
INVESCO V.I. HIGH YIELD FUND
 2012                                 708,040        1.841423      to       19.414644           1,384,690
 2011                                 746,091        1.598468      to       17.030880           1,169,943
 2010                                 893,145        1.610383      to       17.338981           1,540,721
 2009                                 802,543        1.355162      to        1.442230           1,120,889
 2008                                 793,825        0.909386      to        0.960119             741,459
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                              24,773,236       14.454160      to       15.681292          62,682,241
 2011                              29,782,548       12.603920      to       13.951354          63,954,402
 2010                              33,509,828       13.619296      to       15.377007          76,089,512
 2009                              37,300,898        8.606602      to       14.012034          74,364,837
 2008                              39,248,388        1.289787      to        6.433855          56,274,290
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                              30,698,856       14.042863      to       14.166487          54,019,726
 2011                              38,098,834       12.758355      to       13.123601          61,453,126
 2010                              48,614,720       13.714290      to       14.408598          85,178,146
 2009                              54,318,440        1.668104      to       12.985726          84,843,363
 2008                              58,997,031        1.167979      to        1.291991          72,100,957
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                               2,409,209       16.506273      to       16.527510          38,131,991
 2011                               3,059,186       14.614533      to       14.896566          43,377,847
 2010                               3,259,279       14.833667      to       15.423915          47,687,718
 2009                               3,291,508        9.079939      to       12.340587          38,521,394
 2008                               3,191,364        9.512314      to       10.335807          31,445,022
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                 674,601       11.669377      to       12.138297           8,019,261
 2011                                 257,902       10.835695      to       11.025993           2,816,976
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                                     553       11.244674      to       11.244674               6,221
 2011                                     588        9.662464      to        9.662464               5,679
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                                   5,767       11.076042      to       11.279374              65,223
 2011                                   2,004        9.668754      to        9.753198              19,524

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                           0.50%     to       2.75%      0.95%     to       1.17%      10.79%     to       13.05%
 2011                           0.50%     to       2.75%      0.12%     to       0.99%      (2.77)%    to       (0.79)%
 2010                           0.85%     to       2.75%      0.95%     to       0.97%       6.58%     to        8.63%
 2009                           0.85%     to       2.70%      1.87%     to       1.87%      24.88%     to       27.21%
 2008                           0.85%     to       2.55%      0.09%     to       0.33%     (31.90)%    to      (30.73)%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                           0.85%     to       2.75%      3.14%     to       4.17%      (0.30)%    to        1.61%
 2011                           0.85%     to       2.75%      2.92%     to       3.60%       4.98%     to        7.00%
 2010                           0.85%     to       2.75%      5.13%     to       5.42%       2.54%     to        4.51%
 2009                           0.85%     to       2.70%      4.07%     to      16.26%      (2.68)%    to       (0.86)%
 2008                           0.85%     to       2.55%      4.76%     to       8.58%       9.48%     to       11.36%
INVESCO V.I. HIGH YIELD FUND
 2012                           1.70%     to       2.75%      4.73%     to       5.18%      14.00%     to       15.20%
 2011                           1.70%     to       2.75%      6.42%     to       6.96%      (1.78)%    to       (0.74)%
 2010                           1.70%     to       2.75%      9.91%     to      10.33%      10.49%     to       11.66%
 2009                           1.70%     to       2.50%      7.77%     to       8.95%      49.02%     to       50.21%
 2008                           1.70%     to       2.50%      4.89%     to       7.28%     (27.53)%    to      (26.95)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                           0.50%     to       2.75%      1.35%     to       1.61%      12.40%     to       14.68%
 2011                           0.50%     to       2.75%      0.88%     to       1.54%      (9.27)%    to       (7.46)%
 2010                           0.50%     to       2.75%      0.98%     to       0.98%       9.80%     to       12.05%
 2009                           0.85%     to       2.70%      0.20%     to       2.78%      31.64%     to       33.77%
 2008                           0.85%     to       2.55%      0.88%     to       1.32%     (41.88)%    to      (37.64)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                           0.50%     to       2.75%        --      to       0.07%       7.95%     to       10.07%
 2011                           0.50%     to       2.75%      0.09%     to       0.32%      (8.92)%    to       (6.97)%
 2010                           0.50%     to       2.75%      0.15%     to       0.15%      11.02%     to       13.21%
 2009                           0.85%     to       2.70%      1.41%     to       5.69%      26.75%     to       29.11%
 2008                           0.85%     to       2.55%      1.15%     to       1.49%     (30.32)%    to      (29.12)%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                           0.50%     to       2.75%        --      to         --       10.81%     to       13.09%
 2011                           0.50%     to       2.75%        --      to         --       (3.42)%    to       (1.48)%
 2010                           0.50%     to       2.75%        --      to         --       25.05%     to       27.57%
 2009                           0.85%     to       2.70%      0.16%     to       0.79%      18.06%     to       19.87%
 2008                           0.95%     to       2.55%        --      to         --      (33.04)%    to      (31.96)%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                           0.50%     to       2.70%      0.28%     to       0.82%       7.69%     to       10.09%
 2011                           0.50%     to       2.70%        --      to         --        8.36%     to       10.26%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                           1.70%     to       1.70%      1.84%     to       1.84%      16.37%     to       16.37%
 2011                           1.70%     to       1.70%        --      to         --       (3.38)%    to       (3.38)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                           0.50%     to       1.45%      1.99%     to       2.03%      14.56%     to       15.65%
 2011                           0.50%     to       1.45%      0.89%     to       1.01%      (3.31)%    to       (2.47)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                               5,501,480      $12.261101      to      $14.065520         $73,105,787
 2011                               6,755,412       11.867867      to       13.358243          85,944,799
 2010                               7,174,063       11.669181      to       12.887393          88,889,078
 2009                               7,357,633       11.398168      to       12.351206          88,216,492
 2008                               7,334,791       10.931491      to       11.355894          81,616,048
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                               7,229,938       12.061955      to       16.514694          82,482,066
 2011                               9,078,405       10.348118      to       14.439786          89,491,258
 2010                              10,904,276       10.968761      to       15.616120         114,813,629
 2009                              11,829,859        9.896204      to       14.351903         113,334,310
 2008                              12,569,758        6.817920      to        7.143265          87,668,261
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                              16,290,731       15.080782      to       17.275233         242,309,617
 2011                              19,957,692       13.347677      to       14.994844         260,059,129
 2010                              23,969,303       13.551269      to       14.929411         313,497,451
 2009                              27,411,030       12.400343      to       13.383137         324,009,646
 2008                              30,936,194        9.236588      to       10.886366         300,456,558
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                              92,331,247        1.231691      to       15.051344         104,124,798
 2011                              112,390,857       1.090768      to       13.584833         113,273,595
 2010                              134,710,522       1.110089      to       14.090962         139,307,202
 2009                              155,129,464       0.996705      to       12.894155         145,184,245
 2008                              173,662,870       0.708958      to        0.785507         129,288,586
AMERICAN FUNDS BOND FUND
 2012                              15,660,878       12.424779      to       17.192190         240,330,684
 2011                              18,355,760       12.119852      to       16.454705         271,699,885
 2010                              22,387,628       11.741132      to       15.640595         317,448,285
 2009                              24,690,784       11.337777      to       14.819093         334,815,026
 2008                              24,895,637       11.336185      to       13.272523         305,335,613
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                               4,867,907       16.875417      to       18.937743          77,324,762
 2011                               5,838,450       14.152477      to       15.583345          76,861,299
 2010                               7,186,761       15.966312      to       17.249203         105,252,865
 2009                               8,574,573       14.686092      to       15.567817         113,978,572
 2008                               9,078,816        7.177236      to       11.033186          86,924,710
AMERICAN FUNDS GROWTH FUND
 2012                              47,094,015       16.857195      to       17.268006         608,651,148
 2011                              59,032,939       14.420984      to       15.055605         655,087,898
 2010                              72,779,687       15.194005      to       16.167182         854,449,095
 2009                              84,074,761       12.911636      to       14.001885         846,624,915
 2008                              91,418,142        5.694785      to        9.340560         673,837,383
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                              39,352,298       15.513115      to       16.570647         549,702,685
 2011                              49,589,308       13.572639      to       14.225175         598,947,672
 2010                              59,675,292       14.211420      to       14.614120         745,868,391
 2009                              68,951,723       13.109413      to       13.227376         785,763,429
 2008                              76,824,174        8.412561      to       10.164721         678,624,435

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                           0.85%     to       2.75%      1.74%     to       2.10%       3.31%     to        5.29%
 2011                           0.85%     to       2.75%      2.70%     to       4.07%       1.70%     to        3.65%
 2010                           0.85%     to       2.75%      2.72%     to       6.54%       2.38%     to        4.34%
 2009                           0.85%     to       2.75%      1.06%     to       1.66%       7.08%     to        8.77%
 2008                           0.85%     to       2.55%      5.30%     to       7.67%       0.88%     to        2.61%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                           0.85%     to       2.75%      2.38%     to       3.29%      14.37%     to       16.56%
 2011                           0.85%     to       2.75%      2.19%     to       2.54%      (7.44)%    to       (5.66)%
 2010                           0.85%     to       2.70%      2.60%     to       2.73%       8.81%     to       10.84%
 2009                           0.85%     to       2.70%      1.71%     to       2.45%      36.00%     to       38.54%
 2008                           0.85%     to       2.55%      0.78%     to       2.42%     (42.65)%    to      (41.67)%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                           0.85%     to       2.80%      1.87%     to       1.95%      12.98%     to       15.21%
 2011                           0.85%     to       2.80%      1.55%     to       1.89%      (1.50)%    to        0.44%
 2010                           0.85%     to       2.80%      1.55%     to       1.89%       9.40%     to       11.55%
 2009                           0.85%     to       2.70%      2.22%     to       7.97%      20.68%     to       22.94%
 2008                           0.85%     to       2.55%      2.40%     to       3.06%     (31.29)%    to      (30.11)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                           0.85%     to       2.75%      1.91%     to       2.19%      10.80%     to       12.92%
 2011                           0.85%     to       2.75%      1.78%     to       1.91%      (3.59)%    to       (1.74)%
 2010                           0.85%     to       2.75%      1.72%     to       1.89%       9.28%     to       11.38%
 2009                           0.85%     to       2.75%      1.39%     to       2.09%      24.50%     to       26.89%
 2008                           0.85%     to       2.55%      1.88%     to       2.56%     (38.11)%    to      (37.04)%
AMERICAN FUNDS BOND FUND
 2012                           0.85%     to       2.75%      2.43%     to       2.58%       2.52%     to        4.48%
 2011                           0.85%     to       2.75%      2.84%     to       3.35%       3.23%     to        5.21%
 2010                           0.85%     to       2.75%      3.07%     to      16.30%       3.56%     to        5.54%
 2009                           0.85%     to       2.75%      3.37%     to       6.56%       9.55%     to       11.65%
 2008                           0.85%     to       2.55%      5.01%     to       7.74%     (11.63)%    to      (10.12)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                           0.85%     to       2.75%      0.90%     to       0.92%      19.24%     to       21.53%
 2011                           0.85%     to       2.75%      1.08%     to       1.49%     (11.36)%    to       (9.66)%
 2010                           0.85%     to       2.75%      1.50%     to       2.38%       8.72%     to       10.80%
 2009                           0.85%     to       2.75%      1.48%     to       1.79%      35.98%     to       41.10%
 2008                           0.85%     to       2.55%      1.80%     to       1.90%     (39.94)%    to      (38.91)%
AMERICAN FUNDS GROWTH FUND
 2012                           0.85%     to       2.75%      0.75%     to       0.86%      14.69%     to       16.89%
 2011                           0.85%     to       2.75%      0.60%     to       0.68%      (6.88)%    to       (5.09)%
 2010                           0.85%     to       2.75%      0.72%     to       1.39%      15.46%     to       17.68%
 2009                           0.85%     to       2.75%      0.67%     to       1.42%      32.14%     to       38.23%
 2008                           0.85%     to       2.55%      0.79%     to       0.91%     (45.39)%    to      (44.45)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                           0.85%     to       2.75%      1.53%     to       1.76%      14.30%     to       16.49%
 2011                           0.85%     to       2.75%      1.37%     to       2.06%      (4.49)%    to       (2.66)%
 2010                           0.85%     to       2.75%      1.48%     to       2.40%       8.41%     to       10.48%
 2009                           0.85%     to       2.75%      1.63%     to       2.97%      24.96%     to       30.13%
 2008                           0.85%     to       2.55%      1.64%     to       1.98%     (39.42)%    to      (38.38)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                              11,485,798      $14.998581      to      $16.156198        $159,016,779
 2011                              14,177,221       13.075204      to       13.819428         169,374,968
 2010                              16,691,204       15.621900      to       16.199678         235,548,420
 2009                              18,754,257       14.982126      to       15.235831         250,870,138
 2008                              21,058,728        7.140203      to       10.739914         200,567,093
AMERICAN FUNDS NEW WORLD FUND
 2012                               2,722,685       16.796944      to       30.468166          70,629,591
 2011                               3,409,093       14.653549      to       26.080232          76,375,757
 2010                               4,408,169       17.504054      to       30.566229         116,824,292
 2009                               4,517,294       15.263363      to       26.152525         103,586,854
 2008                               4,592,499       14.217246      to       17.624614          71,751,140
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                               3,245,033       17.890749      to       20.383203          56,411,255
 2011                               4,044,948       15.560717      to       17.395051          60,564,986
 2010                               5,218,006       19.782555      to       21.697525          97,862,424
 2009                               5,868,465       16.610462      to       17.875929          91,552,717
 2008                               5,979,813        7.836227      to       11.177252          59,022,521
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                                     431        9.322593      to        9.458683               4,023
 2011                                     431        8.381813      to        8.478707               3,618
 2010                                     454        9.221631      to        9.300283               4,193
 2009                                     443        8.178368      to        8.223417               3,624
 2008                                      33        6.658485      to        6.658485                 216
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                                   3,260        9.247316      to        9.382311              30,166
 2011                                     266        8.218125      to        8.313135               2,200
 2010                                     293        8.697414      to        8.771606               2,564
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                                 180,209       11.761610      to       17.820243           2,126,145
 2011                                 198,578        9.948620      to       10.416537           2,074,711
 2010                                 208,135       10.568818      to       10.933880           2,299,638
 2009                                 210,121        9.317989      to        9.524881           2,027,539
 2008                                 172,867        6.652817      to        6.719519           1,158,160
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                                  76,368       12.331151      to       12.581729             953,347
 2011                                  85,331       11.466871      to       12.006207           1,015,821
 2010                                  86,661       11.074495      to       11.457098             988,122
 2009                                 116,453       10.533695      to       10.767656           1,253,511
 2008                                  56,833        9.941791      to       10.041380             569,209
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2012                               4,106,779        1.256731      to       16.061707           5,762,794
 2011                               5,103,446        1.141271      to       14.747381           6,168,754
 2010                               7,004,152        1.229017      to       16.073702           8,655,002
 2009                               9,146,588        0.973756      to       12.883733           8,724,305
 2008                              11,231,116        0.744658      to        0.788228           8,621,503

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                           0.85%     to       2.75%      1.44%     to       1.69%      14.71%     to       16.91%
 2011                           0.85%     to       2.75%      1.85%     to       2.13%     (16.30)%    to      (14.69)%
 2010                           0.85%     to       2.75%      2.02%     to       3.00%       4.33%     to        6.33%
 2009                           0.85%     to       2.70%      1.63%     to       4.85%      37.32%     to       41.86%
 2008                           0.85%     to       2.55%      2.20%     to       2.89%     (43.58)%    to      (42.61)%
AMERICAN FUNDS NEW WORLD FUND
 2012                           0.85%     to       2.75%      0.99%     to       1.15%      14.63%     to       16.82%
 2011                           0.85%     to       2.75%      1.40%     to       1.58%     (16.28)%    to      (14.68)%
 2010                           0.85%     to       2.75%      1.30%     to       1.60%      14.68%     to       16.88%
 2009                           0.85%     to       2.75%      0.65%     to       1.48%      45.60%     to       48.39%
 2008                           0.85%     to       2.55%      0.88%     to       1.22%     (43.83)%    to      (42.86)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                           0.85%     to       2.75%      1.33%     to       1.36%      14.97%     to       17.18%
 2011                           0.85%     to       2.75%      1.34%     to       1.36%     (21.34)%    to      (19.83)%
 2010                           0.85%     to       2.75%      1.34%     to       1.75%      19.10%     to       21.38%
 2009                           0.85%     to       2.75%      0.29%     to       0.29%      54.22%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                           1.65%     to       1.95%      0.93%     to       0.94%      11.22%     to       11.56%
 2011                           1.65%     to       1.95%      0.74%     to       0.83%      (9.11)%    to       (8.83)%
 2010                           1.65%     to       1.95%      1.57%     to       1.58%      12.76%     to       13.10%
 2009                           1.65%     to       1.95%      1.34%     to       2.56%      22.83%     to       23.20%
 2008                           1.95%     to       1.95%     44.26%     to      44.26%     (35.99)%    to      (35.99)%
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                           1.25%     to       1.55%      1.00%     to       1.55%      12.52%     to       12.86%
 2011                           1.25%     to       1.55%      1.09%     to       1.11%      (5.51)%    to       (5.23)%
 2010                           1.25%     to       1.55%      0.70%     to       0.70%      10.21%     to       10.54%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                           1.25%     to       2.40%      0.28%     to       0.28%      11.62%     to       12.91%
 2011                           1.25%     to       2.45%        --      to         --       (5.87)%    to       (4.73)%
 2010                           1.25%     to       2.45%      0.06%     to       0.06%      13.42%     to       14.79%
 2009                           1.25%     to       2.45%        --      to         --       40.06%     to       41.75%
 2008                           1.25%     to       2.45%      0.26%     to       1.68%     (37.22)%    to      (36.71)%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                           1.25%     to       2.40%      2.84%     to       2.84%       3.60%     to        4.79%
 2011                           1.25%     to       2.45%      3.59%     to       3.60%       3.54%     to        4.79%
 2010                           1.25%     to       2.45%      3.86%     to       3.86%       5.13%     to        6.40%
 2009                           1.25%     to       2.45%      3.97%     to       3.98%       5.95%     to        7.23%
 2008                           1.25%     to       2.45%      3.14%     to       3.37%      (0.41)%    to        0.39%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2012                           1.70%     to       2.80%        --      to         --        8.91%     to       10.12%
 2011                           1.70%     to       2.80%        --      to         --       (8.16)%    to       (7.14)%
 2010                           1.70%     to       2.75%        --      to         --       24.90%     to       26.21%
 2009                           1.70%     to       2.65%        --      to         --       22.37%     to       23.54%
 2008                           1.70%     to       2.55%        --      to         --      (42.32)%    to      (41.83)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                               1,049,531      $15.144945      to      $18.771297          $1,149,387
 2011                                 620,826       12.699333      to       15.977806             591,440
 2010                                 563,848        0.816602      to       13.586960             576,988
 2009                                 600,606        0.696835      to       11.484638             524,401
 2008                                 278,910        0.494777      to        8.077427             161,397
FIDELITY VIP GROWTH PORTFOLIO
 2012                                  80,115       10.106895      to       16.590323             822,044
 2011                                 112,647        8.542843      to        8.945576           1,018,966
 2010                                  75,132        8.757723      to        9.061120             688,687
 2009                                  91,120        7.245745      to        7.407453             674,234
 2008                                  41,141        5.802725      to        5.861477             240,121
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2012                               1,947,489       16.176867      to       16.392891          22,688,722
 2011                               2,128,424       13.998493      to       14.500794          21,466,459
 2010                               2,047,545       14.471601      to       15.324656          21,142,827
 2009                               1,846,476        8.568084      to       13.464575          15,856,698
 2008                               1,248,237        6.291088      to        6.378773           7,911,864
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                               1,420,742       15.766099      to       17.285596          16,146,040
 2011                               1,555,549       13.830958      to       15.501125          15,589,399
 2010                               1,580,222       15.592494      to       17.864704          18,010,375
 2009                               1,458,779       12.188298      to       14.274621          13,067,152
 2008                                 880,756        6.374875      to        6.461003           5,653,528
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                  92,473       11.678349      to       22.119855           1,103,134
 2011                                 133,123        9.306424      to       17.884524           1,246,163
 2010                                 114,577       10.359870      to       20.200241           1,220,708
 2009                                  74,858        8.303199      to       16.426200             645,335
 2008                                  55,063        5.294088      to        5.349991             293,273
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                  26,235       10.946791      to       11.601156             298,735
 2011                                  17,998        9.609176      to       15.344167             171,347
 2010                                  19,906        9.754780      to       10.007132             196,373
 2009                                  25,384        8.447292      to        8.588257             215,899
 2008                                  15,435        6.356132      to        6.404294              98,320
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                                   5,488       13.868175      to       13.941239              76,249
 2011                                   2,077       12.662760      to       12.710400              26,385
 2010                                   1,081       12.229504      to       12.229504              13,216
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                              16,023,287       15.650299      to       16.576719         265,268,303
 2011                              19,119,588       14.367859      to       14.903732         287,809,621
 2010                              21,762,416       13.932857      to       14.144624         314,415,455
 2009                              22,929,754       11.870451      to       12.799060         279,379,289
 2008                              25,339,236       10.091165      to       11.000356         267,705,070

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                           1.25%     to       2.75%        --      to         --       17.48%     to       19.26%
 2011                           1.25%     to       2.75%        --      to         --       (7.92)%    to       (6.53)%
 2010                           1.25%     to       2.20%      0.47%     to       0.83%      17.19%     to       18.31%
 2009                           1.25%     to       2.20%      0.42%     to       1.22%      40.84%     to       42.18%
 2008                           1.25%     to       2.20%        --      to         --      (28.78)%    to      (26.39)%
FIDELITY VIP GROWTH PORTFOLIO
 2012                           1.25%     to       2.40%      0.34%     to       0.36%      11.69%     to       12.98%
 2011                           1.25%     to       2.45%      0.13%     to       0.14%      (2.45)%    to       (1.28)%
 2010                           1.25%     to       2.45%      0.03%     to       0.03%      20.87%     to       22.32%
 2009                           1.25%     to       2.45%      0.21%     to       0.24%      24.87%     to       26.38%
 2008                           1.25%     to       2.45%      1.17%     to       3.66%     (43.74)%    to      (43.29)%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2012                           0.50%     to       2.70%      1.15%     to       1.17%      13.05%     to       15.56%
 2011                           0.50%     to       2.70%      0.80%     to       1.29%      (5.38)%    to       (3.27)%
 2010                           0.50%     to       2.70%      1.47%     to       2.89%      13.82%     to       16.34%
 2009                           0.85%     to       2.70%      1.21%     to       4.26%      31.86%     to       34.32%
 2008                           0.85%     to       2.50%      3.06%     to       5.76%     (40.61)%    to      (39.95)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                           0.50%     to       2.70%      0.40%     to       0.49%      11.51%     to       13.99%
 2011                           0.50%     to       2.70%      0.03%     to       0.03%     (13.23)%    to      (11.30)%
 2010                           0.50%     to       2.70%      0.17%     to       0.37%      25.15%     to       27.93%
 2009                           0.50%     to       2.70%      0.91%     to       0.91%      21.88%     to       36.03%
 2008                           0.85%     to       2.45%      0.44%     to       0.73%     (37.73)%    to      (37.06)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                           1.25%     to       2.70%      0.36%     to       0.37%      23.68%     to       25.49%
 2011                           1.25%     to       2.70%      0.68%     to       0.72%     (11.46)%    to      (10.17)%
 2010                           1.25%     to       2.70%      0.31%     to       0.36%      22.98%     to       24.77%
 2009                           1.25%     to       2.70%      0.37%     to       0.81%      52.97%     to       55.20%
 2008                           1.25%     to       2.50%      2.75%     to       4.86%     (49.30)%    to      (48.87)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                           1.25%     to       2.45%      0.41%     to       0.54%      19.29%     to       20.73%
 2011                           1.25%     to       2.30%        --      to         --       (4.98)%    to       (3.98)%
 2010                           1.25%     to       2.15%      0.26%     to       0.32%      15.48%     to       16.52%
 2009                           1.25%     to       2.15%      0.02%     to       0.02%      32.90%     to       34.10%
 2008                           1.25%     to       2.15%      0.83%     to       1.21%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                           0.50%     to       0.65%      3.43%     to       5.16%       9.52%     to        9.68%
 2011                           0.50%     to       0.65%      6.35%     to       6.82%       3.78%     to        3.93%
 2010                           0.50%     to       0.50%      4.48%     to       4.48%       8.69%     to        8.69%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                           0.50%     to       2.75%      1.66%     to       1.83%       8.93%     to       11.23%
 2011                           0.50%     to       2.75%      1.26%     to       1.40%       3.12%     to        5.37%
 2010                           0.50%     to       2.75%      1.07%     to       1.07%      17.37%     to       20.02%
 2009                           0.85%     to       2.75%      1.21%     to       1.43%      14.16%     to       16.35%
 2008                           0.85%     to       2.55%      1.73%     to       1.75%     (28.94)%    to      (27.72)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                              44,978,105      $15.281162      to      $16.875821        $783,413,687
 2011                              54,907,285       13.643965      to       15.397947         866,473,608
 2010                              64,312,296       13.405873      to       15.458927       1,012,162,002
 2009                              72,313,630       11.971516      to       14.102498       1,030,824,743
 2008                              77,404,329       10.385353      to       11.435856         836,509,225
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                               3,189,398       12.661396      to       14.565563          37,642,123
 2011                               4,093,919       11.574093      to       13.323239          43,752,484
 2010                               4,980,000       11.851458      to       13.904421          55,031,262
 2009                               5,642,623       10.711239      to       12.814563          56,885,469
 2008                               6,152,151        7.561687      to        8.326926          48,694,052
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                                  59,996       16.807849      to       20.641837           1,210,389
 2011                                  72,790       13.512023      to       16.429225           1,171,672
 2010                                  86,450       14.669965      to       17.659480           1,493,387
 2009                                  92,773       12.421151      to       14.803805           1,343,385
 2008                                 137,146       10.630848      to       12.606898           1,683,490
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                               6,221,559       15.349634      to       17.404713          70,495,268
 2011                               7,670,769       13.965224      to       16.138689          79,698,492
 2010                               9,403,021       14.799448      to       17.431199         103,713,304
 2009                              10,543,565       11.695088      to       14.038705          93,841,932
 2008                              10,827,626        4.482015      to        8.215174          69,098,082
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                               1,409,166       17.732825      to       17.965353          15,778,584
 2011                               1,698,957       15.068984      to       15.597887          16,252,963
 2010                               1,853,607       15.754561      to       16.659671          18,685,692
 2009                               1,401,222        7.881408      to       13.337937          11,250,662
 2008                               1,004,698        6.021529      to        6.154292           6,302,537
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                              12,947,612       14.027463      to       15.291336         250,767,431
 2011                              14,667,741       12.512704      to       13.901316         257,179,250
 2010                              16,622,274       12.273319      to       13.909880         290,735,591
 2009                              17,511,097       11.124740      to       12.869844         282,189,435
 2008                              15,653,189        8.778651      to       12.729023         208,155,119
MUTUAL SHARES SECURITIES FUND
 2012                              23,164,409       14.655285      to       14.820917         355,309,139
 2011                              28,966,779       13.043277      to       13.185602         397,801,809
 2010                              34,697,310       13.257135      to       13.696286         492,841,333
 2009                              39,336,540       12.660577      to       15.724534         514,493,553
 2008                              42,471,162       10.174951      to       12.581516         454,398,236
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                               2,335,734       18.195185      to       27.192746          49,109,466
 2011                               2,951,238       16.491969      to       24.183491          56,219,294
 2010                               3,762,170       19.953020      to       28.922631          87,667,747
 2009                               3,572,745       17.459152      to       24.755366          73,714,398
 2008                               3,071,983       12.027511      to       14.404613          38,076,417

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                           0.50%     to       2.75%      6.10%     to       6.45%       9.60%     to       12.00%
 2011                           0.50%     to       2.75%      4.82%     to       5.66%      (0.39)%    to        1.78%
 2010                           0.50%     to       2.75%      3.07%     to       3.24%       9.62%     to       11.98%
 2009                           0.50%     to       2.75%      8.52%     to       8.52%      19.72%     to       31.92%
 2008                           0.85%     to       2.55%      5.41%     to       5.42%     (31.43)%    to      (30.25)%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                           1.15%     to       2.75%      0.80%     to       0.82%       9.32%     to       11.09%
 2011                           0.85%     to       2.75%      0.66%     to       0.68%      (4.18)%    to       (2.34)%
 2010                           0.85%     to       2.75%      0.66%     to       0.83%       8.56%     to       10.65%
 2009                           0.85%     to       2.70%      1.38%     to       1.38%      26.28%     to       28.63%
 2008                           0.85%     to       2.55%      0.39%     to       1.27%     (36.18)%    to      (35.08)%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                           1.40%     to       2.40%        --      to         --       24.39%     to       25.64%
 2011                           1.40%     to       2.40%      7.74%     to       8.74%      (7.89)%    to       (6.97)%
 2010                           1.40%     to       2.40%      2.86%     to       2.94%      18.11%     to       19.29%
 2009                           1.40%     to       2.40%     13.27%     to      13.27%      16.26%     to       17.43%
 2008                           1.40%     to       2.50%      1.04%     to       1.19%     (43.82)%    to      (43.20)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                           0.85%     to       2.75%        --      to         --        7.84%     to        9.91%
 2011                           0.85%     to       2.75%        --      to         --       (7.41)%    to       (5.64)%
 2010                           0.85%     to       2.75%        --      to         --       24.17%     to       26.54%
 2009                           0.85%     to       2.75%        --      to         --       39.68%     to       42.36%
 2008                           0.85%     to       2.55%        --      to         --      (43.95)%    to      (42.98)%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                           0.50%     to       2.75%      0.70%     to       0.86%      15.18%     to       17.68%
 2011                           0.50%     to       2.75%      0.55%     to       0.58%      (6.37)%    to       (4.35)%
 2010                           0.50%     to       2.75%      0.51%     to       0.51%      24.75%     to       27.50%
 2009                           0.85%     to       2.70%      1.52%     to       1.52%      25.60%     to       28.06%
 2008                           0.85%     to       2.55%      0.85%     to       1.76%     (34.71)%    to      (33.59)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                           0.50%     to       2.80%      6.85%     to       6.95%      10.00%     to       12.11%
 2011                           0.50%     to       2.80%      6.09%     to       6.41%      (0.06)%    to        1.95%
 2010                           0.50%     to       2.80%      0.72%     to       0.72%       8.14%     to       10.33%
 2009                           0.50%     to       2.75%      2.55%     to       2.55%      11.25%     to       22.70%
 2008                           0.85%     to       2.55%      2.87%     to       9.29%     (13.92)%    to      (13.27)%
MUTUAL SHARES SECURITIES FUND
 2012                           0.50%     to       2.75%      2.13%     to       2.41%      11.15%     to       13.63%
 2011                           0.50%     to       2.75%      2.44%     to       2.56%      (3.73)%    to       (1.61)%
 2010                           0.50%     to       2.75%      1.10%     to       1.52%       8.18%     to       10.50%
 2009                           0.85%     to       2.75%      0.24%     to       1.97%      22.63%     to       24.98%
 2008                           0.85%     to       2.55%      3.18%     to       3.31%     (38.70)%    to      (37.64)%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                           0.85%     to       2.75%      1.60%     to       1.71%      10.33%     to       12.44%
 2011                           0.85%     to       2.75%      0.20%     to       1.18%     (17.96)%    to      (16.39)%
 2010                           0.85%     to       2.70%      1.40%     to       1.79%      14.28%     to       16.83%
 2009                           0.85%     to       2.70%      4.92%     to       4.92%      67.86%     to       71.86%
 2008                           0.85%     to       2.55%      3.15%     to       5.57%     (53.82)%    to      (53.02)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                              10,219,149      $14.078884      to      $15.045733        $131,974,526
 2011                              12,495,547       11.977254      to       13.080163         139,228,121
 2010                              14,178,560       13.485831      to       15.045462         180,227,519
 2009                              15,858,557       13.459441      to       14.252060         189,703,975
 2008                              18,026,176        8.211268      to        9.905208         160,378,422
TEMPLETON GROWTH SECURITIES
 FUND
 2012                              17,343,927       14.725005      to       15.087686         226,483,345
 2011                              21,888,051       12.228197      to       12.809585         241,244,696
 2010                              26,349,550       13.235127      to       14.154560         318,345,347
 2009                              30,282,834       12.995028      to       13.547219         347,264,414
 2008                              33,958,297        8.149626      to        9.996674         303,628,810
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                               5,529,851       13.707570      to       13.804833         113,098,587
 2011                               6,859,792       12.162700      to       12.517501         126,044,828
 2010                               7,992,904       12.611581      to       13.259276         155,194,908
 2009                               8,513,586       11.329533      to       12.172998         151,319,313
 2008                               8,398,704       14.666576      to       15.987575         125,652,233
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                               1,531,626       12.398153      to       14.446576          17,617,666
 2011                               1,829,214       11.443823      to       13.590297          19,594,014
 2010                               2,085,738       12.123922      to       14.674408          23,893,700
 2009                               2,250,585       10.523196      to       12.981022          22,593,292
 2008                               2,124,947        7.491831      to        7.981607          16,357,732
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                                 705,497       11.514010      to       14.472108           7,603,552
 2011                                 814,254       10.147083      to       12.998546           7,801,283
 2010                                 921,626       10.802373      to       14.118514           9,468,209
 2009                               1,031,940        8.781519      to        9.534345           9,420,541
 2008                                 854,493        7.106541      to        7.585679           6,267,170
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                               1,557,122       14.217363      to       14.750789          22,345,330
 2011                               1,601,855       12.341603      to       13.181378          20,322,857
 2010                               1,499,649       12.523396      to       13.673178          19,526,811
 2009                               1,205,381       11.012978      to       12.291339          13,956,074
 2008                                 554,688        9.822923      to        9.955924           5,488,788
HARTFORD BALANCED HLS FUND+
 2012                               9,299,392       11.676956      to       15.306417          16,214,421
 2011                              11,647,520       10.512754      to       14.079868          15,792,890
 2010                              13,816,874       10.291887      to       14.243950          17,960,669
 2009                              16,490,870        9.293434      to       13.103428          18,288,954
 2008                              20,473,735        0.719130      to        7.222661          16,400,077
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                              33,097,003       12.908256      to       13.061086         164,645,075
 2011                              37,874,588       10.603999      to       12.375247         166,428,046
 2010                              42,914,796       11.466077      to       11.937261         163,828,468
 2009                              48,035,422       10.718289      to       11.478424         145,838,795
 2008                              51,590,022        1.105264      to        9.060101          91,925,592

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                           0.50%     to       2.75%      3.05%     to       3.06%      15.03%     to       17.55%
 2011                           0.50%     to       2.75%      1.78%     to       1.85%     (13.06)%    to      (11.19)%
 2010                           0.50%     to       2.75%      0.59%     to       0.95%       5.47%     to        7.84%
 2009                           0.85%     to       2.70%      3.48%     to       3.48%      33.20%     to       35.88%
 2008                           0.85%     to       2.55%      2.46%     to       4.61%     (41.88)%    to      (40.88)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                           0.50%     to       2.75%      2.00%     to       2.18%      17.78%     to       20.42%
 2011                           0.50%     to       2.75%      1.06%     to       1.27%      (9.50)%    to       (7.61)%
 2010                           0.50%     to       2.75%      1.27%     to       1.27%       4.48%     to        6.78%
 2009                           0.85%     to       2.75%      3.19%     to       3.19%      27.55%     to       29.99%
 2008                           0.85%     to       2.55%      1.69%     to       1.75%     (43.78)%    to      (42.81)%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                           0.50%     to       2.75%      2.57%     to       2.87%      10.28%     to       12.70%
 2011                           0.50%     to       2.75%      2.16%     to       2.18%      (5.59)%    to       (3.56)%
 2010                           0.50%     to       2.75%      0.17%     to       1.28%       8.92%     to       11.32%
 2009                           0.50%     to       2.75%        --      to         --       13.30%     to       19.97%
 2008                           0.85%     to       2.55%      1.85%     to       2.37%     (30.26)%    to      (29.06)%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                           0.85%     to       2.75%        --      to         --        6.30%     to        8.34%
 2011                           0.85%     to       2.75%        --      to         --       (7.39)%    to       (5.61)%
 2010                           0.85%     to       2.75%        --      to         --       13.05%     to       15.21%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.50%      0.12%     to       0.14%     (36.91)%    to      (35.86)%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                           0.85%     to       2.75%      1.53%     to       1.53%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      1.21%     to       1.22%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.79%     to       1.79%      11.23%     to       13.30%
 2009                           0.85%     to       2.55%      2.03%     to       2.27%      23.57%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                           0.30%     to       2.70%        --      to       6.12%      11.91%     to       14.62%
 2011                           0.50%     to       2.70%      5.69%     to       5.73%      (3.60)%    to       (1.45)%
 2010                           0.50%     to       2.70%      0.44%     to       1.12%      11.24%     to       13.72%
 2009                           0.50%     to       2.70%      7.94%     to       7.94%      10.13%     to       15.43%
 2008                           0.85%     to       2.45%      0.64%     to       0.64%      (0.70)%    to        0.44%
HARTFORD BALANCED HLS FUND+
 2012                           0.85%     to       2.75%      3.31%     to       5.55%       8.71%     to       11.07%
 2011                           0.85%     to       2.75%      1.40%     to       1.72%      (1.15)%    to        0.99%
 2010                           1.25%     to       2.75%      1.18%     to       1.51%       8.82%     to       10.74%
 2009                           1.25%     to       2.65%      1.64%     to       3.18%      26.57%     to       28.67%
 2008                           1.25%     to       2.55%      2.67%     to      14.16%     (33.53)%    to      (30.69)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                           0.50%     to       2.80%      3.83%     to       4.07%       4.31%     to        7.00%
 2011                           0.30%     to       2.80%        --      to       0.20%       3.78%     to        6.04%
 2010                           0.50%     to       2.75%      3.32%     to      14.41%       4.34%     to        6.98%
 2009                           0.50%     to       2.70%      3.56%     to      10.99%       7.18%     to       11.95%
 2008                           0.85%     to       2.55%      6.83%     to      23.23%     (10.18)%    to       (8.99)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                              25,478,593      $15.138103      to      $16.433647        $142,494,694
 2011                              30,120,387       12.856297      to       14.317252         139,889,415
 2010                              34,527,013       14.584170      to       16.678412         162,240,133
 2009                              38,107,344       12.581225      to       14.800317         137,601,584
 2008                              38,470,316        0.848255      to        5.861911          69,455,306
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                              18,827,915       14.890759      to       15.542467         100,678,897
 2011                              23,223,587       13.508111      to       13.751180         105,474,269
 2010                              27,164,406       13.640428      to       13.738768         109,673,027
 2009                              30,099,497        8.881279      to       12.545314          92,708,467
 2008                              32,314,534        0.889157      to        7.184273          53,819,908
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                  33,347       10.192580      to       16.651025             340,244
 2011                                  40,745        8.752406      to       14.448983             358,485
 2010                                  47,838        9.808925      to       16.364089             472,123
 2009                                  45,406        8.423321      to        8.595482             394,023
 2008                                  41,648        6.098927      to        6.147729             255,748
HARTFORD HEALTHCARE HLS FUND
 2012                                  68,159        2.478414      to        2.586919             176,031
 2011                                 118,801        2.096138      to        2.180271             258,792
 2010                                 152,576        1.970286      to        2.042198             310,998
 2009                                 192,356        1.876719      to        1.938428             372,357
 2008                                 201,819        1.560245      to        1.605923             323,713
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                 256,643        7.966476      to        8.442850             689,814
 2011                                 285,126        6.927508      to       13.084231             559,775
 2010                                 412,985        8.145943      to       15.563803             847,930
 2009                                 556,748        7.100965      to        7.219531           1,060,074
 2008                                 612,639        1.183214      to        5.357859             783,203
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                               1,279,327       11.305738      to       15.949020          12,398,836
 2011                               1,505,933        9.694094      to       13.930671          12,356,809
 2010                               1,488,540        9.665415      to       14.148995          11,959,231
 2009                               1,330,826        8.547364      to       12.745706           8,846,609
 2008                                 942,561        6.769289      to        6.860722           3,890,433
HARTFORD GROWTH HLS FUND
 2012                                 135,049       10.212963      to       15.345232           1,187,943
 2011                                 139,485        8.838312      to       13.023500           1,061,553
 2010                                 128,885        9.948246      to       14.375631           1,069,501
 2009                                  65,931        8.540511      to        8.795528             447,560
 2008                                  76,344        6.519796      to        6.607896             322,129
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                               3,054,682       16.639067      to       16.665811          30,798,245
 2011                               3,500,154       13.181944      to       13.496611          28,353,767
 2010                               3,504,994       14.537981      to       15.216479          31,234,642
 2009                               3,051,229        7.807077      to       13.296868          23,134,664
 2008                               1,494,749        5.991598      to        6.075105           8,710,983

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                           0.50%     to       2.80%      1.17%     to       1.50%      14.78%     to       17.75%
 2011                           0.50%     to       2.80%      0.54%     to       1.72%     (14.07)%    to      (11.85)%
 2010                           0.50%     to       2.75%      0.71%     to       2.22%      13.06%     to       15.92%
 2009                           0.50%     to       2.70%      0.67%     to       2.36%      25.81%     to       41.79%
 2008                           0.85%     to       2.55%      1.56%     to       8.23%     (47.10)%    to      (44.67)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                           0.50%     to       2.75%      2.33%     to       2.70%      10.24%     to       13.03%
 2011                           0.50%     to       2.75%      2.33%     to       4.90%      (1.68)%    to        0.81%
 2010                           0.50%     to       2.75%      3.81%     to       5.47%       9.87%     to       12.64%
 2009                           0.85%     to       2.70%      2.60%     to       6.09%      21.36%     to       23.62%
 2008                           0.85%     to       2.55%      1.90%     to      11.47%     (34.30)%    to      (31.56)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                           1.40%     to       2.70%      0.65%     to       1.15%      15.24%     to       16.45%
 2011                           1.40%     to       2.70%      0.01%     to       0.02%     (11.70)%    to      (10.77)%
 2010                           1.40%     to       2.70%      0.86%     to       1.25%      12.92%     to       14.12%
 2009                           1.40%     to       2.50%      0.68%     to       0.82%      38.29%     to       39.82%
 2008                           1.40%     to       2.35%      1.56%     to       2.15%     (41.69)%    to      (41.32)%
HARTFORD HEALTHCARE HLS FUND
 2012                           1.40%     to       1.75%      0.10%     to       0.13%      18.24%     to       18.65%
 2011                           1.40%     to       1.75%        --      to         --        6.39%     to        6.76%
 2010                           1.40%     to       1.75%      0.02%     to       0.03%       4.99%     to        5.35%
 2009                           1.40%     to       1.75%      0.22%     to       0.33%      20.28%     to       20.71%
 2008                           1.40%     to       1.75%      0.14%     to       0.17%     (27.04)%    to      (26.78)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                           1.25%     to       2.45%      0.55%     to       0.55%      20.42%     to       21.87%
 2011                           1.25%     to       2.40%      0.04%     to       0.04%     (15.93)%    to      (14.96)%
 2010                           1.25%     to       2.40%      0.27%     to       0.28%      11.54%     to       12.83%
 2009                           1.25%     to       2.15%      0.95%     to       1.28%      32.76%     to       33.96%
 2008                           1.40%     to       1.95%      0.38%     to       2.65%     (53.24)%    to      (48.99)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                           0.85%     to       2.70%      1.46%     to       1.51%      14.49%     to       16.63%
 2011                           0.85%     to       2.70%      1.16%     to       1.74%      (1.54)%    to        0.30%
 2010                           0.85%     to       2.70%      1.34%     to       1.65%      11.01%     to       13.08%
 2009                           0.85%     to       2.70%      2.69%     to       5.36%      22.30%     to       24.58%
 2008                           0.85%     to       2.45%      2.86%     to       2.94%     (33.86)%    to      (33.15)%
HARTFORD GROWTH HLS FUND
 2012                           0.50%     to       2.45%        --      to         --       15.55%     to       17.83%
 2011                           0.50%     to       2.45%      0.16%     to       0.32%     (11.16)%    to       (9.41)%
 2010                           0.50%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.77%
 2009                           0.85%     to       2.45%      0.46%     to       0.68%      30.99%     to       33.11%
 2008                           0.85%     to       2.45%      1.42%     to       2.65%     (38.66)%    to      (38.00)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                           0.50%     to       2.70%        --      to         --       23.48%     to       26.23%
 2011                           0.50%     to       2.70%        --      to         --      (11.30)%    to       (9.33)%
 2010                           0.50%     to       2.70%      0.01%     to       0.02%      14.44%     to       16.98%
 2009                           0.85%     to       2.70%      0.64%     to       1.06%      26.15%     to       28.51%
 2008                           0.85%     to       2.50%      1.74%     to       2.99%     (41.05)%    to      (40.40)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2012                                 762,984      $16.893745      to      $19.492610         $10,017,305
 2011                                 724,559       10.168984      to       17.518678           8,356,503
 2010                                 552,464       14.257828      to       17.191017           6,324,090
 2009                                 440,506       11.453793      to       15.205597           2,951,638
 2008                                 302,155        7.575364      to        7.677483             876,287
HARTFORD INDEX HLS FUND
 2012                                 479,373        5.263116      to       16.107393           6,062,983
 2011                                  75,638        4.634372      to       14.035106             485,264
 2010                                  83,107        4.632617      to        4.709936             390,750
 2009                                  95,104        3.993420      to        4.173201             396,056
 2008                                 106,592        3.235025      to        3.363785             357,948
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                               2,673,219       14.390206      to       14.980051           9,070,977
 2011                               3,182,043       12.032333      to       12.842512           7,869,538
 2010                               3,633,463       14.056619      to       15.383572           9,734,896
 2009                               3,620,629        8.299619      to       13.890954           7,761,954
 2008                               4,762,560        0.962384      to        6.271971           6,399,332
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                 179,534       11.889440      to       19.720394           2,146,368
 2011                                 223,316       10.348355      to       17.484643           2,348,290
 2010                                 233,483       10.556605      to       18.170055           2,495,390
 2009                                 223,610        8.461037      to       14.834730           1,923,520
 2008                                 127,256        5.770819      to        5.871243             731,948
HARTFORD MIDCAP HLS FUND
 2012                                 244,857        4.684135      to        4.776588           1,167,561
 2011                                 308,459        3.992995      to        4.065703           1,252,249
 2010                                 419,991        4.415804      to        4.489465           1,883,647
 2009                                 486,310        3.641698      to        3.696908           1,796,277
 2008                                 581,250        2.831583      to        2.870203           1,667,174
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                                 106,437        1.945297      to       13.218340             331,642
 2011                                 133,060        1.455678      to        1.582737             258,234
 2010                                 183,279        1.632276      to        1.759701             391,891
 2009                                  99,737        1.376636      to        1.434963             141,727
 2008                                 161,982        0.975511      to        1.011759             162,966
HARTFORD MONEY MARKET HLS
 FUND
 2012                              169,707,075       8.923141      to        9.942655         195,450,120
 2011                              219,554,923       9.176539      to        9.972606         251,768,173
 2010                              232,493,202       9.447022      to        9.929523         267,244,595
 2009                              322,971,641       1.190879      to        9.714418         371,878,309
 2008                              492,151,315       0.989484      to        1.200294         559,945,375
HARTFORD SMALL COMPANY HLS
 FUND
 2012                               1,538,802       16.625441      to       16.747977           4,180,772
 2011                               1,950,407       14.555495      to       14.814915           4,322,079
 2010                               2,539,625       15.137320      to       15.801191           5,273,480
 2009                               3,082,549       12.255718      to       13.153937           5,122,989
 2008                               3,759,446        0.889390      to        6.664054           4,383,994

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2012                           0.50%     to       2.70%      8.36%     to       8.75%      11.27%     to       13.74%
 2011                           0.30%     to       2.70%        --      to       8.88%       1.69%     to        1.91%
 2010                           0.50%     to       2.70%      0.40%     to       0.57%      13.06%     to       15.57%
 2009                           0.85%     to       2.70%     11.66%     to      16.89%      46.46%     to       49.19%
 2008                           0.85%     to       2.45%     57.32%     to      114.51%    (26.72)%    to      (25.94)%
HARTFORD INDEX HLS FUND
 2012                           0.50%     to       1.55%      1.73%     to       1.83%      13.57%     to       14.77%
 2011                           0.50%     to       1.55%      0.64%     to       1.46%       0.04%     to        1.09%
 2010                           1.40%     to       1.55%      1.26%     to       1.48%      12.69%     to       12.86%
 2009                           1.40%     to       1.90%      1.79%     to       1.87%      23.44%     to       24.06%
 2008                           1.40%     to       1.90%      1.56%     to       1.77%     (38.45)%    to      (38.14)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                           0.50%     to       2.75%      1.44%     to       1.97%      16.64%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.52)%    to      (14.40)%
 2010                           0.50%     to       2.75%      0.77%     to       2.21%      11.11%     to       13.92%
 2009                           0.85%     to       2.70%      2.34%     to       2.45%      29.90%     to       32.33%
 2008                           0.85%     to       2.55%      1.99%     to       5.86%     (43.85)%    to      (39.82)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                           0.85%     to       2.70%      0.60%     to       0.60%      12.79%     to       14.89%
 2011                           0.85%     to       2.70%        --      to         --       (3.77)%    to       (1.97)%
 2010                           0.85%     to       2.70%      0.66%     to       0.71%      22.48%     to       24.77%
 2009                           0.85%     to       2.70%      0.33%     to       1.09%      43.93%     to       46.62%
 2008                           0.85%     to       2.50%      0.82%     to       1.58%     (44.45)%    to      (43.74)%
HARTFORD MIDCAP HLS FUND
 2012                           1.40%     to       1.55%      0.53%     to       0.58%      17.31%     to       17.48%
 2011                           1.40%     to       1.55%      0.16%     to       0.19%      (9.57)%    to       (9.44)%
 2010                           1.40%     to       1.55%      0.06%     to       0.06%      21.26%     to       21.44%
 2009                           1.40%     to       1.55%      0.29%     to       0.30%      28.61%     to       28.80%
 2008                           1.40%     to       1.55%      0.25%     to       0.26%     (36.48)%    to      (36.39)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                           1.40%     to       2.45%      0.85%     to       0.89%      21.62%     to       22.91%
 2011                           1.40%     to       2.25%      0.01%     to       0.01%     (10.82)%    to      (10.06)%
 2010                           1.40%     to       2.25%      0.35%     to       0.36%      21.59%     to       22.63%
 2009                           1.40%     to       1.90%      0.50%     to       0.59%      41.12%     to       41.83%
 2008                           1.40%     to       1.90%      0.44%     to       0.50%     (41.49)%    to      (41.19)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.27)%
 2010                           0.50%     to       2.75%        --      to         --       (2.71)%    to       (0.50)%
 2009                           0.85%     to       2.75%      0.06%     to       0.06%      (2.64)%    to       (0.78)%
 2008                           0.85%     to       2.55%      1.91%     to       2.06%      (0.69)%    to        1.27%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                           0.50%     to       2.75%        --      to         --       12.22%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (6.24)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.48%     to       23.51%
 2009                           0.50%     to       2.70%      0.01%     to       0.01%      22.56%     to       25.84%
 2008                           1.25%     to       2.50%      0.29%     to       0.29%     (42.20)%    to      (36.34)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                 107,494      $13.664294      to      $14.763938          $1,223,154
 2011                                 198,521       11.928041      to       12.683496           2,122,457
 2010                                 110,943       12.052733      to       12.612474           1,013,954
 2009                                  94,484        9.044730      to        9.314788             585,237
 2008                                  89,946        6.846178      to        6.938674             316,631
HARTFORD STOCK HLS FUND
 2012                               7,384,869       11.166146      to       16.833884           8,747,782
 2011                              10,191,662        0.827278      to        9.845249          10,241,194
 2010                              12,439,981        9.925827      to       15.800328          12,723,348
 2009                              15,739,815        0.769796      to        8.754833          13,926,333
 2008                              19,060,036        0.559049      to        6.263381          11,660,797
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 970,213       10.081092      to       11.394012           8,295,666
 2011                               1,416,801        9.962879      to       11.042990           8,798,938
 2010                               1,527,500       10.190023      to       10.582456           9,334,829
 2009                               1,344,197        9.612225      to        9.826349           7,467,343
 2008                               1,223,153        9.528529      to        9.624617           3,807,506
HARTFORD VALUE HLS FUND
 2012                                 192,619       15.130819      to       15.653317           1,577,097
 2011                                 190,994       13.287624      to       13.447480           1,339,984
 2010                                 194,340       13.784560      to       13.923997           1,422,123
 2009                                 110,390        8.528526      to        8.718814             688,288
 2008                                  60,414        7.027403      to        7.098480             223,238
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                               1,225,460       14.958339      to       15.105314          14,210,819
 2011                               1,337,721        9.777476      to       13.270158          13,399,869
 2010                               1,207,516        9.801022      to       13.496513          12,155,873
 2009                               1,072,421        8.850297      to       12.365206           9,689,644
 2008                                 657,572        7.192825      to        7.250974           4,756,804
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                                 579,345       14.888469      to       15.323942           5,895,608
 2011                                 637,314       13.472579      to       13.565036           5,781,325
 2010                                 660,174       13.796937      to       14.007941           6,150,898
 2009                                 605,279        8.408178      to       12.851649           5,117,535
 2008                                 366,599        6.626079      to        6.679716           2,440,396
AMERICAN FUNDS BOND HLS FUND
 2012                               2,974,291       12.297239      to       12.301958          33,037,180
 2011                               3,023,835       11.773192      to       12.030403          32,461,762
 2010                               3,258,127       11.178845      to       11.677091          33,538,046
 2009                               2,934,836       10.583985      to       11.301579          28,873,049
 2008                               1,451,873        8.832849      to        8.904119          12,902,737
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                                 370,709       12.129664      to       12.225408           4,302,645
 2011                                 422,308       11.528491      to       11.774767           4,700,603
 2010                                 432,776       11.110797      to       11.600595           4,696,215
 2009                                 451,342       10.650417      to       11.367217           4,737,292
 2008                                 279,328        9.689117      to        9.767251           2,721,688

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                           0.85%     to       2.45%        --      to         --       14.56%     to       16.40%
 2011                           0.85%     to       2.45%        --      to         --       (1.03)%    to        0.56%
 2010                           0.85%     to       2.45%        --      to         --       33.26%     to       35.40%
 2009                           0.85%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.24%
 2008                           0.85%     to       2.45%      1.08%     to       1.91%     (35.52)%    to      (34.82)%
HARTFORD STOCK HLS FUND
 2012                           0.85%     to       2.75%      1.85%     to       2.17%      11.00%     to       13.42%
 2011                           0.85%     to       2.50%      1.12%     to       1.41%      (3.78)%    to       (1.93)%
 2010                           1.25%     to       2.75%      0.94%     to       1.30%      11.41%     to       13.38%
 2009                           1.25%     to       2.50%      1.25%     to       1.77%      37.70%     to       39.78%
 2008                           1.25%     to       2.50%      1.89%     to       5.35%     (44.68)%    to      (41.13)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                           0.50%     to       2.45%      2.80%     to       2.84%       1.19%     to        3.18%
 2011                           0.50%     to       2.45%      1.86%     to       2.50%       2.34%     to        4.35%
 2010                           0.50%     to       2.70%      3.14%     to       4.38%       1.03%     to        3.28%
 2009                           1.25%     to       2.45%      0.03%     to       0.05%       0.88%     to        2.10%
 2008                           1.25%     to       2.45%      6.96%     to      16.44%      (2.62)%    to       (1.84)%
HARTFORD VALUE HLS FUND
 2012                           0.50%     to       2.70%      1.89%     to       2.32%      13.87%     to       16.40%
 2011                           0.50%     to       2.70%      1.68%     to       1.75%      (4.57)%    to       (2.45)%
 2010                           0.50%     to       2.70%      1.01%     to       1.24%      11.62%     to       14.10%
 2009                           1.25%     to       2.45%      2.15%     to       2.56%      21.36%     to       22.83%
 2008                           1.25%     to       2.45%      8.27%     to      15.93%     (33.85)%    to      (33.31)%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                           0.50%     to       2.70%      1.51%     to       1.53%      12.72%     to       15.23%
 2011                           1.25%     to       2.70%      1.32%     to       1.33%      (1.68)%    to       (0.24)%
 2010                           1.25%     to       2.70%      1.58%     to       1.77%       9.15%     to       10.74%
 2009                           1.25%     to       2.70%      1.65%     to       1.87%      20.30%     to       22.06%
 2008                           1.25%     to       2.45%        --      to         --      (28.59)%    to      (28.01)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                           0.50%     to       2.70%      1.17%     to       1.18%      10.51%     to       12.97%
 2011                           0.50%     to       2.70%      0.02%     to       0.03%      (3.82)%    to       (1.68)%
 2010                           0.50%     to       2.70%      2.74%     to       2.79%       9.00%     to       11.42%
 2009                           1.25%     to       2.70%      1.09%     to       1.50%      24.06%     to       25.88%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2012                           0.50%     to       2.70%      2.58%     to       2.62%       2.22%     to        4.49%
 2011                           0.50%     to       2.70%      2.85%     to       2.94%       3.03%     to        5.32%
 2010                           0.50%     to       2.70%      2.12%     to       4.27%       3.32%     to        5.62%
 2009                           0.50%     to       2.70%      3.29%     to       3.29%       5.84%     to        9.25%
 2008                           1.25%     to       2.45%        --      to         --      (11.82)%    to      (11.11)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                           0.30%     to       2.70%        --      to       2.70%       3.01%     to        5.52%
 2011                           0.50%     to       2.70%      2.08%     to       2.42%       1.50%     to        3.76%
 2010                           0.50%     to       2.70%      0.89%     to       1.95%       2.05%     to        4.32%
 2009                           0.50%     to       2.70%        --      to         --        6.50%     to        6.52%
 2008                           1.25%     to       2.45%        --      to         --       (2.93)%    to       (2.15)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                               1,207,407      $15.362805      to      $16.341838         $11,932,791
 2011                               1,457,989       13.229196      to       14.313257          12,429,413
 2010                               1,595,108       13.953695      to       15.510807          14,565,144
 2009                               1,648,514       12.587813      to       14.303400          13,673,598
 2008                               1,150,363        5.958336      to        6.006580           6,891,232
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                                 326,289       15.135133      to       16.706891           3,446,588
 2011                                 425,089        9.749253      to       14.046325           3,722,272
 2010                                 428,370        9.783915      to       15.890613           4,200,789
 2009                                 382,638        8.892566      to       14.653651           3,416,000
 2008                                 264,144        6.300038      to        6.351012           1,673,223
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                                 985,664       14.439064      to       17.721296           8,935,634
 2011                               1,065,587       12.375597      to       15.448914           8,326,884
 2010                               1,085,276       15.354612      to       19.693321          10,690,711
 2009                                 860,699        8.023928      to       16.574641           7,029,674
 2008                                 520,455        5.013031      to        5.053663           2,622,803
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                               5,413,543       16.084184      to       17.109723          56,492,571
 2011                               5,895,431       13.819059      to       14.951916          52,704,373
 2010                               6,006,471       14.480766      to       16.097075          56,818,498
 2009                               5,498,412       12.295824      to       13.971972          44,483,623
 2008                               3,301,903        5.783494      to        5.832309          19,213,474
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                               2,975,406       15.215935      to       15.373418          30,944,586
 2011                               3,232,843       13.051828      to       13.480080          28,728,041
 2010                               3,360,723       13.401152      to       14.148997          30,882,153
 2009                               3,157,635       12.121401      to       13.082250          26,452,328
 2008                               2,018,174        6.395572      to        6.447345          12,978,183
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                               4,292,661       13.146995      to       14.854603          38,366,054
 2011                               4,498,109       11.237801      to       12.979718          34,559,883
 2010                               3,957,805       13.167811      to       15.547919          35,916,769
 2009                               3,328,014        8.513844      to       14.939206          28,486,816
 2008                               1,950,069        5.990544      to        6.039025          11,752,320
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                                 696,793       14.493863      to       16.621163           7,300,897
 2011                                 861,908       12.399722      to       14.535810           7,873,773
 2010                                 972,017       14.529666      to       17.412164          10,192,701
 2009                                 841,006        8.768621      to       15.218783           7,555,070
 2008                                 574,363        5.905372      to        5.953164           3,409,654
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                               4,718,791        9.240778      to        9.417426          43,839,879
 2011                                 729,651       10.149291      to       10.219887           7,422,841
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                               1,011,689       12.499385      to       16.386427           4,090,168
 2011                               1,006,903       11.573824      to       14.872659           2,608,841
 2010                               1,265,929       11.083867      to       13.961027           2,841,022
 2009                               1,355,757        8.156954      to       10.165737           2,660,201
 2008                               1,201,638        6.791597      to        8.570547           1,948,340

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                           0.50%     to       2.70%      2.55%     to       2.64%      14.17%     to       16.71%
 2011                           0.30%     to       2.70%        --      to       2.27%      (7.72)%    to       (5.48)%
 2010                           0.50%     to       2.70%      2.18%     to       3.11%       8.44%     to       10.85%
 2009                           0.50%     to       2.70%      1.52%     to       1.52%      25.88%     to       35.66%
 2008                           1.25%     to       2.45%        --      to         --      (40.88)%    to      (40.40)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                           0.50%     to       2.70%      1.02%     to       1.03%      18.94%     to       21.59%
 2011                           0.65%     to       2.70%      0.40%     to       1.14%     (11.61)%    to       (9.77)%
 2010                           1.25%     to       2.70%      0.92%     to       0.98%       8.44%     to       10.02%
 2009                           1.25%     to       2.70%      1.38%     to       1.78%      38.00%     to       40.02%
 2008                           1.25%     to       2.45%        --      to         --      (37.36)%    to      (36.85)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                           0.50%     to       2.70%      1.15%     to       1.26%      14.71%     to       17.26%
 2011                           0.30%     to       2.70%        --      to       1.37%     (21.55)%    to      (19.64)%
 2010                           0.50%     to       2.70%      0.02%     to       0.02%      18.82%     to       21.46%
 2009                           1.25%     to       2.70%      0.07%     to       0.07%      56.49%     to       58.77%
 2008                           1.25%     to       2.45%        --      to         --      (50.31)%    to      (49.91)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                           0.50%     to       2.70%      0.33%     to       0.34%      14.43%     to       16.98%
 2011                           0.30%     to       2.70%        --      to         --       (7.11)%    to       (4.86)%
 2010                           0.50%     to       2.70%      0.49%     to       2.18%      15.21%     to       17.77%
 2009                           0.50%     to       2.70%      0.90%     to       0.90%      22.96%     to       35.32%
 2008                           1.25%     to       2.50%      2.50%     to       5.18%     (42.59)%    to      (42.11)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                           0.50%     to       2.70%      1.21%     to       1.23%      14.05%     to       16.58%
 2011                           0.50%     to       2.70%        --      to         --       (4.73)%    to       (2.61)%
 2010                           0.50%     to       2.70%      0.98%     to       3.22%       8.15%     to       10.56%
 2009                           0.50%     to       2.70%      3.09%     to       3.09%      21.21%     to       27.37%
 2008                           1.25%     to       2.45%      3.11%     to       3.50%     (37.22)%    to      (36.71)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                           0.50%     to       2.70%      1.59%     to       1.59%      14.44%     to       16.99%
 2011                           0.50%     to       2.70%      1.68%     to       1.98%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.04%     to       1.08%       4.08%     to        6.39%
 2009                           1.25%     to       2.70%      1.45%     to       1.60%      38.95%     to       40.98%
 2008                           1.25%     to       2.45%        --      to         --      (40.45)%    to      (39.97)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                           0.50%     to       2.70%      1.58%     to       1.59%      14.35%     to       16.89%
 2011                           0.50%     to       2.70%      1.34%     to       1.54%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.27%     to       1.09%      14.41%     to       16.95%
 2009                           1.25%     to       2.70%      0.96%     to       1.17%      45.17%     to       47.29%
 2008                           1.25%     to       2.45%        --      to         --      (41.25)%    to      (40.78)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                           0.30%     to       1.50%      0.35%     to       0.44%      (8.95)%    to       (7.85)%
 2011                           0.30%     to       1.50%      0.30%     to       0.35%       1.51%     to        2.20%
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                           0.50%     to       2.50%      2.35%     to       3.84%       8.00%     to       10.18%
 2011                           0.50%     to       2.50%      2.53%     to       3.99%       4.42%     to        6.53%
 2010                           0.50%     to       2.50%      2.20%     to       2.28%       9.03%     to       11.23%
 2009                           1.25%     to       2.50%        --      to         --       18.61%     to       20.10%
 2008                           1.25%     to       2.50%      5.83%     to      13.17%     (39.37)%    to      (35.42)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                               1,976,529      $16.495144      to      $17.146773          $6,725,084
 2011                               2,073,575       14.157771      to       14.872468           6,643,933
 2010                               2,104,367       13.557437      to       13.959851           6,813,766
 2009                               2,391,054        8.683354      to       12.074627           6,746,938
 2008                               2,597,572        7.028026      to        9.895638           6,019,722
HUNTINGTON VA GROWTH FUND
 2012                               1,358,845       10.320326      to       13.470859           2,409,286
 2011                               1,523,755        9.580449      to       12.257564           2,383,392
 2010                               1,673,865       10.132057      to       12.706602           2,648,146
 2009                               1,742,286        7.759225      to        9.455795           2,520,186
 2008                               1,539,638        6.775378      to        8.360654           1,918,602
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                               1,704,345       16.584557      to       17.650513           7,107,999
 2011                                 952,696       14.545809      to       15.793327           3,835,552
 2010                               1,092,211       15.035192      to       16.654518           4,680,851
 2009                               1,171,122        8.558228      to       13.905379           4,214,191
 2008                               1,169,263        6.455900      to       10.621312           3,291,053
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                                 312,582       10.012370      to       15.159748           1,303,828
 2011                                 370,723        9.480418      to       14.534874           1,395,134
 2010                                 401,474        8.985110      to       13.948720           1,463,766
 2009                                 434,553        8.475971      to       13.323862           1,442,872
 2008                                 446,463        6.434817      to       10.242381           1,149,856
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                               1,179,556        1.319495      to       13.106421           5,219,797
 2011                               1,243,167        1.186366      to       11.550869           4,177,237
 2010                               1,398,823        1.375283      to       13.124958           5,294,304
 2009                               1,447,697        1.291504      to        8.209013           5,039,762
 2008                               1,488,254        0.992130      to        6.227854           3,605,752
HUNTINGTON VA MACRO 100 FUND
 2012                                 972,947       10.327723      to       15.076180           2,795,266
 2011                                 973,897        0.873638      to       13.697934           1,306,810
 2010                               1,123,495        0.907815      to       13.951935           1,372,231
 2009                               1,232,944        0.815654      to        9.122592           1,275,086
 2008                               1,225,650        0.686243      to        7.579899             943,741
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                                 740,411        1.162720      to       11.653432           3,217,238
 2011                                 670,708        1.153462      to       11.331771           3,132,291
 2010                                 800,793        1.123159      to       10.815613           3,164,414
 2009                                 844,366        1.097941      to       10.382301           3,030,159
 2008                                 816,450        1.067436      to        9.968448           2,494,020
HUNTINGTON VA SITUS FUND
 2012                               2,906,501        1.546104      to       18.849467           5,782,957
 2011                               3,407,378        1.292715      to       15.448454           5,425,312
 2010                               3,981,977        1.337624      to       15.668618           6,324,808
 2009                               4,273,563        1.058154      to        8.628205           5,219,891
 2008                               4,390,237        0.816019      to        6.571252           3,928,069

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                           0.50%     to       2.75%      3.88%     to       3.98%       8.44%     to       10.91%
 2011                           0.50%     to       2.50%      1.66%     to       5.11%       4.43%     to        6.54%
 2010                           0.50%     to       2.50%      1.87%     to       4.25%      12.28%     to       14.55%
 2009                           1.25%     to       2.50%        --      to         --       22.02%     to       23.55%
 2008                           1.25%     to       2.50%     10.83%     to      18.64%     (31.59)%    to      (29.86)%
HUNTINGTON VA GROWTH FUND
 2012                           0.50%     to       2.50%      0.33%     to       0.35%       7.72%     to        9.90%
 2011                           0.50%     to       2.50%      0.08%     to       0.25%      (5.44)%    to       (3.53)%
 2010                           0.50%     to       2.50%      0.13%     to       0.13%       7.15%     to        9.32%
 2009                           1.25%     to       2.50%        --      to         --       13.10%     to       14.52%
 2008                           1.25%     to       2.50%      1.08%     to       2.05%     (39.44)%    to      (34.95)%
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                           0.50%     to       2.50%      0.20%     to       0.29%      11.76%     to       14.02%
 2011                           0.50%     to       2.50%      0.10%     to       0.76%      (5.17)%    to       (3.25)%
 2010                           0.50%     to       2.50%      0.52%     to       0.66%      19.77%     to       22.19%
 2009                           1.25%     to       2.50%        --      to         --       30.92%     to       32.56%
 2008                           1.25%     to       2.50%      1.22%     to       2.13%     (40.35)%    to      (39.57)%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                           1.25%     to       2.50%      0.82%     to       1.58%       4.30%     to        5.61%
 2011                           1.25%     to       2.50%      0.11%     to       0.33%       4.20%     to        5.51%
 2010                           1.25%     to       2.50%      1.14%     to       1.15%       4.69%     to        6.01%
 2009                           1.25%     to       2.50%        --      to         --       30.09%     to       31.72%
 2008                           1.25%     to       2.50%      2.56%     to       8.52%     (43.50)%    to      (38.68)%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                           0.50%     to       2.50%      0.82%     to       1.29%      11.22%     to       13.47%
 2011                           0.50%     to       2.50%      0.92%     to       1.92%     (13.74)%    to      (11.99)%
 2010                           0.50%     to       2.50%      1.27%     to       1.36%       6.49%     to        8.64%
 2009                           1.25%     to       2.50%      0.05%     to       0.06%      30.18%     to       31.81%
 2008                           1.25%     to       2.50%      2.74%     to       6.75%     (42.03)%    to      (40.18)%
HUNTINGTON VA MACRO 100 FUND
 2012                           0.50%     to       2.45%      0.58%     to       0.60%       7.94%     to       10.06%
 2011                           0.50%     to       2.50%      0.06%     to       0.86%      (3.76)%    to       (1.82)%
 2010                           0.50%     to       2.50%      0.77%     to       0.87%      11.30%     to       13.55%
 2009                           1.25%     to       2.50%        --      to         --       18.86%     to       20.35%
 2008                           1.25%     to       2.50%      1.92%     to       6.73%     (35.54)%    to      (28.46)%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                           0.50%     to       2.50%      2.42%     to       2.49%       0.80%     to        2.84%
 2011                           0.50%     to       2.50%      2.00%     to       2.59%       2.70%     to        4.77%
 2010                           0.50%     to       2.50%      1.25%     to       2.20%       2.30%     to        4.36%
 2009                           1.25%     to       2.50%        --      to         --        2.86%     to        4.15%
 2008                           1.25%     to       2.50%      8.15%     to      12.13%      (1.40)%    to       (0.37)%
HUNTINGTON VA SITUS FUND
 2012                           0.50%     to       2.50%        --      to         --       19.60%     to       22.02%
 2011                           0.50%     to       2.50%      0.01%     to       0.03%      (3.36)%    to       (1.41)%
 2010                           0.50%     to       2.50%      0.22%     to       0.43%      26.41%     to       28.96%
 2009                           1.25%     to       2.50%        --      to         --       29.67%     to       31.30%
 2008                           1.25%     to       2.50%      0.24%     to       0.86%     (42.68)%    to      (37.24)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                 136,090      $11.567545      to      $13.468330          $1,731,468
 2011                                  71,401       10.625321      to       12.240548             847,843
 2010                                   3,642       12.880117      to       12.880117              46,909
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                 223,826       12.195606      to       14.912990           2,646,396
 2011                                 230,602       10.937377      to       13.624033           2,462,182
 2010                                 198,222       11.009334      to       14.057646           2,149,836
 2009                                 163,076        9.447071      to        9.674588           1,557,016
 2008                                  86,092        7.801894      to        7.906371             676,928
LORD ABBETT BOND DEBENTURE
 FUND
 2012                               1,020,556       14.131108      to       16.703358          14,184,226
 2011                               1,071,520       12.620165      to       15.249040          13,436,469
 2010                               1,162,022       12.150902      to       15.008519          14,179,268
 2009                               1,209,674       10.872900      to       13.728566          13,340,423
 2008                                 699,992        8.262872      to        8.373519           5,824,862
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                 235,029        9.124707      to        9.669329           2,235,361
 2011                                 308,881        8.342514      to       11.441826           2,666,369
 2010                                 321,742        9.102976      to       12.243627           3,003,789
 2009                                 331,753        7.945292      to        8.121819           2,678,133
 2008                                 255,356        6.848122      to        6.916778           1,761,482
MFS(R) CORE EQUITY SERIES
 2012                                 603,552       11.620997      to       16.613037           5,678,459
 2011                                 723,625       10.109013      to       14.684518           5,906,990
 2010                                 855,202       10.326139      to       15.242048           7,183,207
 2009                                 987,770        9.044579      to       13.359088           7,202,235
 2008                               1,124,917        4.353958      to        6.894720           6,297,672
MFS(R) GROWTH SERIES
 2012                               2,203,781       16.275030      to       16.804885          20,452,997
 2011                               2,374,218       13.971102      to       14.714807          19,076,490
 2010                               2,568,451       14.119829      to       15.174649          20,809,080
 2009                               2,539,500        5.254606      to        8.914161          18,226,877
 2008                               2,289,881        3.915227      to        6.530042          12,172,236
MFS(R) GLOBAL EQUITY SERIES
 2012                                 437,499       14.612304      to       19.929000           7,288,786
 2011                                 464,088       13.828035      to       16.295758           6,426,296
 2010                                 512,921       13.017715      to       17.177739           7,529,613
 2009                                 527,102       11.878862      to       15.418702           7,043,962
 2008                                 750,132        9.228134      to       11.782035           7,711,753
MFS(R) HIGH INCOME SERIES
 2012                               4,407,415       18.483806      to       19.038198          73,113,855
 2011                               4,821,654       16.253396      to       17.061870          70,952,605
 2010                               5,802,150       15.745804      to       16.846127          83,392,896
 2009                               6,290,333       13.841030      to       15.100408          80,170,617
 2008                               5,705,661        8.508150      to        9.590820          50,853,200

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                           0.50%     to       1.50%      0.59%     to       1.25%       8.94%     to       10.03%
 2011                           0.50%     to       1.45%      0.28%     to       0.40%      (5.86)%    to       (4.97)%
 2010                           0.50%     to       0.50%      0.42%     to       0.42%      18.43%     to       18.43%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                           0.85%     to       2.70%      2.99%     to       3.38%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.82%     to      23.73%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.40%      2.92%     to       3.04%      12.05%     to       13.80%
 2009                           0.85%     to       2.15%      0.21%     to       3.57%      20.79%     to       22.36%
 2008                           0.85%     to       2.45%     11.02%     to      19.21%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2012                           0.50%     to       2.70%      5.56%     to       5.97%       9.54%     to       11.97%
 2011                           0.50%     to       2.70%      5.35%     to      15.35%       1.60%     to        3.86%
 2010                           0.50%     to       2.70%      6.12%     to       6.41%       9.32%     to       11.75%
 2009                           0.50%     to       2.70%      5.84%     to      16.26%       8.73%     to       30.74%
 2008                           0.85%     to       2.45%     16.56%     to      18.22%     (19.56)%    to      (18.69)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                           1.25%     to       2.45%      0.87%     to       1.00%       9.38%     to       10.70%
 2011                           0.50%     to       2.45%      0.73%     to       0.77%      (8.35)%    to       (6.55)%
 2010                           0.50%     to       2.45%      0.58%     to       0.60%      14.57%     to       16.83%
 2009                           1.25%     to       2.45%      1.00%     to       1.05%      16.02%     to       17.42%
 2008                           1.25%     to       2.45%      6.01%     to       7.42%     (34.86)%    to      (34.34)%
MFS(R) CORE EQUITY SERIES
 2012                           1.10%     to       2.70%      0.75%     to       0.78%      13.13%     to       14.96%
 2011                           1.10%     to       2.70%      0.87%     to       0.98%      (3.66)%    to       (2.10)%
 2010                           1.10%     to       2.70%      0.73%     to       1.07%      14.10%     to       15.93%
 2009                           0.95%     to       2.70%      1.67%     to       1.67%      28.91%     to       31.18%
 2008                           0.95%     to       2.50%      0.78%     to       0.78%     (40.66)%    to      (39.73)%
MFS(R) GROWTH SERIES
 2012                           0.50%     to       2.75%        --      to         --       14.20%     to       16.49%
 2011                           0.50%     to       2.75%      0.02%     to       0.19%      (3.03)%    to       (1.05)%
 2010                           0.50%     to       2.75%        --      to         --       12.21%     to       14.45%
 2009                           0.85%     to       2.55%      0.17%     to       0.30%      34.21%     to       36.51%
 2008                           0.85%     to       2.55%      0.23%     to       0.23%     (39.00)%    to      (37.95)%
MFS(R) GLOBAL EQUITY SERIES
 2012                           0.85%     to       2.50%      1.03%     to       1.27%      20.30%     to       22.30%
 2011                           0.85%     to       2.75%      0.74%     to       0.83%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.50%      0.98%     to       1.01%       9.59%     to       11.41%
 2009                           0.85%     to       2.50%      2.19%     to       2.24%      28.72%     to       30.87%
 2008                           0.85%     to       2.50%      1.17%     to       1.18%     (35.41)%    to      (34.33)%
MFS(R) HIGH INCOME SERIES
 2012                           0.85%     to       2.75%      7.55%     to       7.88%      11.58%     to       13.72%
 2011                           0.85%     to       2.75%      5.70%     to      15.88%       1.28%     to        3.22%
 2010                           0.85%     to       2.75%      8.38%     to       8.38%      11.62%     to       13.76%
 2009                           0.85%     to       2.70%      3.20%     to       3.20%      41.22%     to       43.85%
 2008                           0.85%     to       2.55%      5.23%     to       7.65%     (30.29)%    to      (29.10)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2012                               1,159,708      $10.928172      to      $16.769657         $10,286,064
 2011                               1,469,276        6.300724      to        9.445792          11,299,773
 2010                               1,730,789        6.426421      to        9.495479          13,639,006
 2009                               2,124,311        5.861113      to        8.535636          15,171,344
 2008                               2,425,182        4.308344      to        6.184005          12,665,089
MFS(R) INVESTORS TRUST SERIES
 2012                               8,821,250       12.947102      to       15.044887          95,170,363
 2011                              11,543,812       10.955973      to       12.975161         106,104,005
 2010                              13,636,705       11.295940      to       13.634631         130,100,977
 2009                              15,504,702       10.254324      to       12.621503         135,280,667
 2008                              16,657,966        6.595768      to        8.149753         116,454,107
MFS(R) MID CAP GROWTH SERIES
 2012                               3,312,657        6.292057      to       18.380541          19,466,114
 2011                               3,997,375        5.446116      to       16.214434          20,537,953
 2010                               5,221,123        5.843870      to       17.751327          29,071,223
 2009                               5,591,683        4.545716      to       14.065549          24,402,994
 2008                               5,647,080        3.136146      to        3.233557          17,681,671
MFS(R) NEW DISCOVERY SERIES
 2012                               3,994,445       10.544547      to       23.855023          62,669,054
 2011                               5,163,096       18.295413      to       20.226875          67,973,864
 2010                               6,088,733       20.562993      to       23.170563          90,447,643
 2009                               7,298,241        8.222464      to       15.211050          80,594,539
 2008                               8,467,810        5.168903      to        9.400994          58,720,258
MFS(R) TOTAL RETURN SERIES
 2012                              21,225,795       13.548161      to       13.729253         315,385,211
 2011                              25,440,365       12.438064      to       12.516844         345,863,316
 2010                              29,017,282       12.305451      to       12.641987         395,780,837
 2009                              31,980,750       11.827007      to       14.627193         404,732,803
 2008                              34,789,260       10.592590      to       12.498652         380,930,633
MFS(R) VALUE SERIES
 2012                               5,634,579       14.748701      to       14.871543          86,066,142
 2011                               6,402,956       12.897618      to       13.039429          86,277,227
 2010                               6,837,270       13.023053      to       13.443928          95,533,071
 2009                               6,768,813       12.374329      to       15.328597          88,146,324
 2008                               5,867,518       11.556828      to       12.597874          66,474,407
MFS(R) RESEARCH BOND SERIES
 2012                               6,466,424       12.972863      to       13.176544          85,900,778
 2011                               6,808,775       12.178636      to       12.616431          85,737,316
 2010                               6,592,406       11.495054      to       12.148560          79,300,456
 2009                               5,542,044       11.593479      to       11.982110          63,395,804
 2008                               4,210,154        9.750337      to       10.403409          42,252,422
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2012                               1,562,453       13.944898      to       14.554676          20,403,493
 2011                               1,783,295       12.051524      to       12.819692          20,296,461
 2010                               1,874,782       13.637966      to       14.786061          24,340,466
 2009                               2,055,159       12.412738      to       13.723028          24,492,666
 2008                               2,273,342        8.987191      to        9.566686          21,061,688

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2012                           1.10%     to       2.70%        --      to       0.46%      13.86%     to       15.69%
 2011                           1.10%     to       2.55%      0.55%     to       0.55%      (1.96)%    to       (0.52)%
 2010                           1.10%     to       2.55%      0.44%     to       0.44%       9.65%     to       11.25%
 2009                           1.10%     to       2.55%      0.72%     to       0.72%      36.04%     to       38.03%
 2008                           1.10%     to       2.55%      0.58%     to       0.58%     (38.47)%    to      (37.57)%
MFS(R) INVESTORS TRUST SERIES
 2012                           0.85%     to       2.75%      0.88%     to       1.13%      15.95%     to       18.17%
 2011                           0.85%     to       2.75%      0.92%     to       0.93%      (4.84)%    to       (3.01)%
 2010                           0.85%     to       2.75%      1.18%     to       1.18%       8.09%     to       10.16%
 2009                           0.85%     to       2.70%      1.66%     to       1.66%      23.52%     to       25.82%
 2008                           0.85%     to       2.55%      0.65%     to       0.65%     (34.77)%    to      (33.65)%
MFS(R) MID CAP GROWTH SERIES
 2012                           0.85%     to       2.75%        --      to         --       13.36%     to       15.53%
 2011                           0.85%     to       2.75%        --      to         --       (8.56)%    to       (6.81)%
 2010                           0.85%     to       2.70%        --      to         --       26.20%     to       28.56%
 2009                           0.85%     to       2.70%      0.33%     to       0.33%      38.00%     to       40.58%
 2008                           0.85%     to       2.55%        --      to         --      (52.78)%    to      (51.97)%
MFS(R) NEW DISCOVERY SERIES
 2012                           0.65%     to       2.75%        --      to         --       17.94%     to       20.11%
 2011                           0.85%     to       2.75%        --      to         --      (12.70)%    to      (11.03)%
 2010                           0.85%     to       2.75%        --      to         --       32.64%     to       35.19%
 2009                           0.85%     to       2.55%        --      to         --       59.08%     to       61.80%
 2008                           0.85%     to       2.55%        --      to         --      (40.86)%    to      (39.84)%
MFS(R) TOTAL RETURN SERIES
 2012                           0.50%     to       2.75%      2.54%     to       3.08%       8.24%     to       10.38%
 2011                           0.50%     to       2.75%      3.56%     to       3.62%      (0.99)%    to        1.08%
 2010                           0.50%     to       2.75%        --      to         --        6.95%     to        9.09%
 2009                           0.85%     to       2.70%      3.75%     to       3.75%      14.89%     to       17.03%
 2008                           0.85%     to       2.55%      2.72%     to       3.11%     (24.10)%    to      (22.79)%
MFS(R) VALUE SERIES
 2012                           0.50%     to       2.75%      1.44%     to       1.73%      13.11%     to       15.30%
 2011                           0.50%     to       2.75%      1.42%     to       1.99%      (3.01)%    to       (0.96)%
 2010                           0.50%     to       2.75%        --      to         --        8.51%     to       10.66%
 2009                           0.85%     to       2.70%      0.76%     to       1.03%      19.19%     to       21.68%
 2008                           0.85%     to       2.55%      1.25%     to       1.77%     (34.28)%    to      (33.15)%
MFS(R) RESEARCH BOND SERIES
 2012                           0.50%     to       2.75%      2.36%     to       2.63%       4.44%     to        6.52%
 2011                           0.50%     to       2.75%      2.92%     to       4.19%       3.85%     to        5.95%
 2010                           0.50%     to       2.75%        --      to         --        4.55%     to        6.67%
 2009                           0.85%     to       2.70%      2.04%     to       2.04%      12.83%     to       15.18%
 2008                           0.85%     to       2.55%      2.51%     to       2.51%      (4.82)%    to       (3.19)%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2012                           0.85%     to       2.75%      1.63%     to       2.94%      13.53%     to       15.71%
 2011                           0.85%     to       2.75%      1.99%     to       2.12%     (13.30)%    to      (11.63)%
 2010                           0.85%     to       2.75%      1.55%     to       1.55%       7.81%     to        9.87%
 2009                           0.85%     to       2.70%      1.84%     to       1.84%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.56%     to       0.83%     (43.85)%    to      (42.88)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2012                                 379,049      $12.462085      to      $14.183107          $4,981,965
 2011                                 419,371       10.895528      to       12.197402           4,790,149
 2010                                 466,426       11.222139      to       12.357294           5,453,876
 2009                                 505,154        9.927811      to       10.753312           5,185,311
 2008                                 277,825        7.797435      to        8.307570           2,224,424
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                                   9,304       10.402073      to       10.488588              96,822
 2011                                   1,934        9.493620      to        9.506683              18,375
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                                   1,462       14.419749      to       14.419749              21,086
 2011                                   1,485       12.660099      to       12.660099              18,803
 2010                                   1,975       14.750428      to       15.280107              29,387
 2009                                   1,978       13.242298      to       13.663124              26,402
 2008                                   3,119       10.185255      to       10.466966              31,960
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                                  35,872        9.805179      to       11.593941             414,538
 2011                                  41,592        8.659900      to       10.280734             418,322
 2010                                  45,021       10.252747      to       10.708596             450,737
 2009                                  56,164        9.025173      to        9.379470             481,784
 2008                                  67,903        6.265303      to        7.308137             475,749
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                                  89,954       11.271579      to       11.522602           1,029,040
 2011                                  11,186       10.219931      to       10.328117             115,017
UIF MID CAP GROWTH PORTFOLIO
 2012                                 181,860       11.888928      to       19.340060           2,105,964
 2011                                 245,325       11.052068      to       18.314240           2,662,967
 2010                                 228,605       12.007960      to       20.269856           2,711,084
 2009                                 211,783        9.155877      to       15.743768           1,923,240
 2008                                 136,133        5.790212      to        5.867795             794,251
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                  69,297       12.298679      to       19.252196             836,670
 2011                                  71,387        9.964752      to       10.594517             743,637
 2010                                  89,684       10.128192      to       10.597346             939,652
 2009                                  86,325        8.495059      to        8.747530             751,663
 2008                                  59,488        6.255779      to        6.339560             377,827
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2012                                     589        8.314405      to        8.314405               4,897
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                                  33,561        5.104420      to        5.653693             180,121
 2011                                  33,004        4.710467      to        5.157715             162,285
 2010                                  40,704        5.246144      to        5.678500             221,757
 2009                                  44,840        4.244987      to        4.542372             196,847
 2008                                  49,548        2.571081      to        2.719763             131,135
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2012                                  15,178       10.870781      to       11.821534             171,993
 2011                                  13,573       10.267063      to       11.070503             144,190
 2010                                   1,983       11.168445      to       12.088848              23,302
 2009                                   1,666        8.644265      to        9.249819              15,201
 2008                                   1,674        5.538087      to        5.858325               9,698

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2012                           0.85%     to       2.50%      0.40%     to       0.77%      14.38%     to       16.28%
 2011                           0.85%     to       2.50%      0.88%     to       1.02%      (2.91)%    to       (1.29)%
 2010                           0.85%     to       2.50%      0.91%     to       1.00%      13.04%     to       14.92%
 2009                           0.85%     to       2.50%      1.47%     to       1.50%      27.32%     to       29.44%
 2008                           0.85%     to       2.50%      0.52%     to       0.63%     (37.67)%    to      (36.63)%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                           0.50%     to       0.75%      1.64%     to       1.88%       9.15%     to        9.42%
 2011                           0.50%     to       0.65%      3.80%     to       4.01%      (5.06)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                           2.45%     to       2.45%      1.05%     to       1.05%      11.84%     to       11.84%
 2011                           2.05%     to       2.05%      1.14%     to       1.14%     (14.17)%    to      (14.17)%
 2010                           1.65%     to       2.05%      3.11%     to       3.12%       8.97%     to        9.41%
 2009                           1.65%     to       2.05%      0.16%     to       0.16%      30.01%     to       30.54%
 2008                           1.65%     to       2.05%      0.05%     to       0.34%     (47.03)%    to      (46.82)%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                           1.75%     to       2.15%      0.87%     to       1.42%      12.77%     to       13.23%
 2011                           1.75%     to       2.15%      0.87%     to       0.87%       0.27%     to        0.68%
 2010                           1.65%     to       2.15%      1.11%     to       1.13%      13.03%     to       13.60%
 2009                           1.65%     to       2.15%      0.01%     to       0.01%      23.50%     to       24.11%
 2008                           1.40%     to       2.15%      0.65%     to       3.29%     (41.96)%    to      (41.52)%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                           0.30%     to       1.45%      2.06%     to       2.40%      10.29%     to       11.57%
 2011                           0.30%     to       1.45%      0.49%     to       1.67%       2.20%     to        3.28%
UIF MID CAP GROWTH PORTFOLIO
 2012                           0.85%     to       2.70%        --      to         --        5.60%     to        7.57%
 2011                           0.85%     to       2.70%      0.23%     to       0.23%      (9.65)%    to       (7.96)%
 2010                           0.85%     to       2.70%        --      to         --       28.75%     to       31.15%
 2009                           0.85%     to       2.70%        --      to         --       53.18%     to       56.04%
 2008                           0.85%     to       2.45%      0.33%     to       0.60%     (45.89)%    to      (45.31)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                           0.85%     to       2.40%      0.65%     to       0.65%      14.30%     to       16.09%
 2011                           0.85%     to       2.45%      0.28%     to       0.61%      (1.61)%    to       (0.03)%
 2010                           0.85%     to       2.45%      0.87%     to       0.88%      19.23%     to       21.15%
 2009                           0.85%     to       2.45%      1.11%     to       1.14%      35.80%     to       37.98%
 2008                           0.85%     to       2.45%      0.25%     to       0.25%     (40.20)%    to      (39.56)%
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2012                           2.15%     to       2.15%        --      to         --       11.41%     to       11.41%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                           1.35%     to       2.50%        --      to         --        8.36%     to        9.62%
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.20%      0.14%     to       0.16%      (9.20)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.53%     (49.48)%    to      (48.89)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2012                                   6,472      $12.970010      to      $13.037470             $84,156
 2011                                   6,528       11.700689      to       11.755661              76,556
 2010                                   3,829       11.421484      to       11.469401              43,883
 2009                                   3,863       10.673124      to       10.712557              41,357
 2008                                   3,868        9.088189      to        9.117210              35,243
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                                  95,996        9.927679      to       10.148832             972,985
 2011                                  12,142        8.869117      to        8.963072             108,335
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2012                               5,438,166        1.548002      to       15.076473           9,036,590
 2011                               6,617,853        1.338641      to       13.181602           9,146,485
 2010                               8,705,757        1.624525      to       16.190644          14,070,397
 2009                              10,858,761        1.361070      to        1.452890          15,386,774
 2008                              13,963,157        1.012127      to        1.071276          14,549,099
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND
 2012                               4,607,786        2.153769      to       18.289596          10,423,315
 2011                               5,639,212        1.903982      to       16.339068          10,989,710
 2010                               6,828,198        1.817245      to       15.759251          12,341,363
 2009                               8,290,544        1.651008      to       14.484465          13,440,768
 2008                              10,845,111        1.100653      to        1.164936          12,317,476
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2012                               5,949,085        1.258311      to       15.188400           7,799,396
 2011                               7,287,366        1.142364      to       13.941301           8,462,648
 2010                               9,575,924        1.193073      to       14.736564          11,249,183
 2009                              11,489,193        1.022174      to       12.772817          11,487,598
 2008                              14,430,400        0.763373      to        0.808002          11,387,513
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2012                               3,289,299        1.123871      to        1.225172           3,985,657
 2011                               4,008,963        1.019491      to        1.102523           4,299,557
 2010                               3,829,738        1.054243      to        1.131020           4,207,927
 2009                               4,515,328        0.952958      to        1.014216           4,470,805
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2012                               4,898,196        1.251027      to       15.248518           6,709,942
 2011                               6,334,997        1.133734      to       13.964689           7,494,012
 2010                               8,292,114        1.184433      to       14.743215           9,759,600
 2009                              10,752,733        0.931266      to        0.991159          10,373,899
 2008                              13,985,416        0.753832      to        0.795926          10,829,714
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2012                               1,144,242        1.541885      to       13.580451           1,872,420
 2011                               1,543,365        1.408027      to       12.532397           2,187,763
 2010                               2,082,800        1.510522      to        1.626198           3,298,915
 2009                               2,568,897        1.319720      to        1.408758           3,525,414
 2008                               3,447,657        1.065417      to        1.127674           3,793,449

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2012                           1.65%     to       1.70%      6.24%     to       6.24%      10.85%     to       10.90%
 2011                           1.65%     to       1.70%      5.02%     to       6.26%       2.44%     to        2.50%
 2010                           1.65%     to       1.70%      5.97%     to       6.00%       7.01%     to        7.07%
 2009                           1.65%     to       1.70%      7.04%     to       7.12%      17.44%     to       17.50%
 2008                           1.65%     to       1.70%      2.11%     to       2.53%     (23.21)%    to      (23.17)%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                           0.30%     to       1.45%      0.62%     to       0.76%      11.94%     to       13.23%
 2011                           0.30%     to       1.45%      0.26%     to       0.82%     (11.31)%    to      (10.37)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2012                           1.70%     to       2.80%      0.94%     to       0.98%      14.38%     to       15.64%
 2011                           1.70%     to       2.80%      0.81%     to       0.84%     (18.50)%    to      (17.60)%
 2010                           1.70%     to       2.75%      0.68%     to       0.70%      10.65%     to       11.81%
 2009                           1.70%     to       2.55%      1.87%     to       1.90%      34.48%     to       35.62%
 2008                           1.70%     to       2.55%      1.25%     to       1.76%     (49.79)%    to      (49.36)%
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND
 2012                           1.70%     to       2.75%      5.30%     to       6.74%      11.94%     to       13.12%
 2011                           1.70%     to       2.75%      5.57%     to       7.21%       3.68%     to        4.77%
 2010                           1.70%     to       2.75%      7.54%     to       7.86%       8.92%     to       10.07%
 2009                           1.70%     to       2.65%     10.36%     to      10.36%      40.39%     to       41.73%
 2008                           1.70%     to       2.55%     10.06%     to      10.51%     (26.67)%    to      (26.05)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2012                           1.70%     to       2.80%      0.36%     to       0.36%       8.95%     to       10.15%
 2011                           1.70%     to       2.80%      0.44%     to       0.45%      (5.30)%    to       (4.25)%
 2010                           1.70%     to       2.75%      0.44%     to       0.44%      15.50%     to       16.72%
 2009                           1.70%     to       2.65%      0.65%     to       0.65%      25.31%     to       26.51%
 2008                           1.70%     to       2.55%      0.10%     to       0.10%     (42.78)%    to      (42.29)%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2012                           1.70%     to       2.50%      2.14%     to       2.22%      10.24%     to       11.12%
 2011                           1.70%     to       2.50%      2.23%     to       2.61%      (3.30)%    to       (2.52)%
 2010                           1.70%     to       2.50%      2.46%     to       2.66%      10.63%     to       11.52%
 2009                           1.70%     to       2.50%      4.00%     to       4.10%      20.94%     to       21.91%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2012                           1.70%     to       2.75%      0.68%     to       1.02%       9.19%     to       10.35%
 2011                           1.70%     to       2.75%      0.29%     to       0.55%      (5.28)%    to       (4.28)%
 2010                           1.70%     to       2.75%      0.12%     to       0.12%      18.25%     to       19.50%
 2009                           1.70%     to       2.50%      0.75%     to       0.75%      23.54%     to       24.53%
 2008                           1.70%     to       2.50%      0.32%     to       0.33%     (40.94)%    to      (40.47)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2012                           1.70%     to       2.75%        --      to         --        8.36%     to        9.51%
 2011                           1.70%     to       2.75%        --      to         --      (14.32)%    to      (13.42)%
 2010                           1.70%     to       2.55%        --      to         --       14.46%     to       15.44%
 2009                           1.70%     to       2.55%      0.11%     to       0.12%      23.87%     to       24.93%
 2008                           1.70%     to       2.55%        --      to         --      (44.99)%    to      (44.52)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND
 2012                               7,972,016       $1.087562      to      $18.212065          $9,616,372
 2011                              10,071,191        0.992277      to       16.791689          10,570,666
 2010                              13,666,437        1.063187      to       18.181663          14,564,931
 2009                              18,395,926        0.831367      to       14.382918          14,934,968
 2008                              23,779,876        0.555411      to        0.587876          13,599,147
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY
 FUND+
 2012                               1,030,694        9.497019      to        9.672993           9,901,448
 2011                               1,191,510        8.559404      to        8.622664          10,246,502
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                  47,922        9.584110      to       10.156114             482,974
 2011                                  48,184        8.630210      to        9.036227             432,758
 2010                                  58,598        8.967505      to        9.277378             540,945
 2009                                  64,396        8.420109      to        8.607140             551,924
 2008                                  20,118        5.985860      to        6.045910             121,151
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                 619,524       11.324646      to       17.046140           6,806,454
 2011                                 724,077        9.442914      to       14.478898           6,664,682
 2010                                 783,025       10.411249      to       16.261862           7,996,757
 2009                                 820,080        9.075111      to       14.439532           7,342,105
 2008                                 555,493        6.480915      to        6.567771           3,625,000
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2012                                 100,874       11.073999      to       16.287648           1,110,299
 2011                                 106,383        9.616108      to       14.306888           1,021,065
 2010                                 118,111        9.767795      to       14.700706           1,153,987
 2009                                 107,960        8.539296      to       13.000404             922,344
 2008                                  59,943        6.705097      to        6.755457             403,550
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                 480,151       12.696051      to       18.748471           5,931,035
 2011                                 562,694       10.881609      to       16.368904           5,999,393
 2010                                 610,439       11.242391      to       17.227479           6,773,021
 2009                                 641,212        9.213986      to       14.382713           5,861,068
 2008                                 359,086        6.698951      to        6.788641           2,422,359
OPPENHEIMER VALUE FUND/ VA
 2012                                  18,599        9.461400      to       10.026112             184,136
 2011                                  21,369        8.573920      to        8.977327             190,149
 2010                                  19,823        9.199060      to        9.516918             187,255
 2009                                  15,324        8.211525      to        8.393926             127,745
 2008                                   9,437        6.282392      to        6.345401              59,582
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                               1,730,044       13.046179      to       17.704317          23,058,536
 2011                               1,704,081       11.797815      to       16.309098          20,344,537
 2010                               1,770,887       12.287807      to       17.303702          21,958,810
 2009                               1,716,065       10.999008      to       15.777861          18,736,189
 2008                                 925,485        7.045284      to        7.140272           6,570,180

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND
 2012                           1.70%     to       2.75%        --      to         --        8.46%     to        9.60%
 2011                           1.70%     to       2.75%        --      to         --       (7.64)%    to       (6.67)%
 2010                           1.70%     to       2.75%      0.07%     to       0.07%      26.55%     to       27.88%
 2009                           1.70%     to       2.65%        --      to         --       40.08%     to       41.42%
 2008                           1.70%     to       2.55%        --      to         --      (45.69)%    to      (45.23)%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY
 FUND+
 2012                           1.70%     to       2.80%        --      to         --       10.95%     to       12.18%
 2011                           1.70%     to       2.80%        --      to         --      (14.41)%    to      (13.77)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                           1.25%     to       2.45%      0.40%     to       0.40%      11.05%     to       12.39%
 2011                           1.25%     to       2.45%      0.11%     to       0.11%      (3.76)%    to       (2.60)%
 2010                           1.25%     to       2.45%        --      to         --        6.50%     to        7.79%
 2009                           1.25%     to       2.45%      0.01%     to       0.01%      40.67%     to       42.36%
 2008                           1.25%     to       2.45%        --      to         --      (44.88)%    to      (44.44)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                           0.85%     to       2.70%      1.89%     to       1.92%      17.73%     to       19.93%
 2011                           0.85%     to       2.70%      0.86%     to       1.05%     (10.96)%    to       (9.30)%
 2010                           0.85%     to       2.70%      1.08%     to       1.20%      12.62%     to       14.72%
 2009                           0.85%     to       2.70%      1.89%     to       1.89%      35.65%     to       38.18%
 2008                           0.85%     to       2.45%        --      to         --      (38.70)%    to      (38.04)%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2012                           1.25%     to       2.40%      0.66%     to       0.66%      13.84%     to       15.16%
 2011                           1.25%     to       2.40%      0.57%     to       0.58%      (2.68)%    to       (1.55)%
 2010                           1.25%     to       2.40%      0.72%     to       0.86%      13.08%     to       14.39%
 2009                           1.25%     to       2.40%      1.21%     to       1.21%      24.96%     to       26.41%
 2008                           1.25%     to       2.15%        --      to         --      (36.40)%    to      (36.02)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                           0.85%     to       2.70%      0.33%     to       0.33%      14.54%     to       16.67%
 2011                           0.85%     to       2.70%      0.38%     to       0.40%      (4.98)%    to       (3.21)%
 2010                           0.85%     to       2.70%      0.26%     to       0.42%      19.78%     to       22.01%
 2009                           0.85%     to       2.70%      0.45%     to       0.45%      33.24%     to       35.73%
 2008                           0.85%     to       2.45%        --      to         --      (36.23)%    to      (35.55)%
OPPENHEIMER VALUE FUND/ VA
 2012                           1.25%     to       2.45%      1.13%     to       1.22%      10.35%     to       11.68%
 2011                           1.25%     to       2.45%      0.88%     to       0.91%      (6.80)%    to       (5.67)%
 2010                           1.25%     to       2.45%      0.84%     to       0.89%      12.03%     to       13.38%
 2009                           1.25%     to       2.45%      0.34%     to       1.04%      29.37%     to       30.93%
 2008                           1.25%     to       2.45%        --      to         --      (41.61)%    to      (41.14)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                           0.85%     to       2.70%      5.51%     to       5.85%       8.55%     to       10.58%
 2011                           0.85%     to       2.70%      9.09%     to       9.70%      (5.75)%    to       (3.99)%
 2010                           0.85%     to       2.70%     15.21%     to      15.63%       9.67%     to       11.72%
 2009                           0.85%     to       2.70%      2.13%     to       3.89%      51.22%     to       54.04%
 2008                           0.85%     to       2.45%        --      to         --      (31.10)%    to      (30.36)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                 163,959      $10.968758      to      $11.624156          $2,453,434
 2011                                  64,051        9.843114      to       10.306896             702,368
 2010                                  55,503       10.129787      to       10.480475             627,010
 2009                                  34,566        9.051288      to        9.253044             316,761
 2008                                  14,863        6.860423      to        6.929740             102,589
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                  26,718        7.944968      to       13.902110             209,457
 2011                                  34,887        6.610214      to       11.688567             227,998
 2010                                  10,499        7.567555      to        7.763364              80,957
 2009                                  10,071        7.217723      to        7.338204              73,361
 2008                                   6,938        5.844073      to        5.888359              40,729
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                  44,962        7.562887      to        8.034559             351,891
 2011                                  45,155        6.360315      to        6.673092             295,074
 2010                                  37,709        7.851160      to        8.134685             301,731
 2009                                  38,166        7.316213      to        7.486362             282,525
 2008                                  11,979        6.018823      to        6.082250              72,546
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                 124,851       11.643282      to       18.038393           2,037,385
 2011                                 150,277       10.034835      to       15.726231           2,223,226
 2010                                  27,671       10.665254      to       16.907758             310,558
 2009                                  21,205        8.431222      to        8.571990             179,698
 2008                                  11,497        6.560349      to        6.598994              75,622
PUTNAM VT VOYAGER FUND
 2012                                 177,838       10.136459      to       14.310109           2,352,712
 2011                                  55,647        9.580455      to       12.590426             690,523
 2010                                     729       15.402708      to       15.402708              11,236
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2012                               5,902,959       12.517433      to       12.555596          82,006,190
 2011                               6,560,815       12.069936      to       12.172408          87,932,368
 2010                               7,135,061       11.373639      to       11.602833          90,515,342
 2009                               7,636,323       10.542935      to       10.879732          90,092,930
 2008                               5,156,610        9.736334      to       10.505735          56,439,054
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2012                                 502,862       14.318621      to       16.345889           7,260,683
 2011                                 679,912       12.336241      to       14.231411           8,437,083
 2010                                 755,738       12.741866      to       14.854531           9,668,261
 2009                                 791,608       11.371303      to       13.396659           9,070,657
 2008                                 860,583        8.300173      to        8.621776           7,484,287
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2012                                 550,950       11.662724      to       17.929904           8,595,927
 2011                                 666,974       10.169123      to       15.814407           9,039,740
 2010                                 725,896       10.456407      to       16.449289          10,115,535
 2009                                 799,238        8.858494      to       14.096719           9,463,584
 2008                                 850,964        6.611804      to        8.469233           7,534,356

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                           1.25%     to       2.45%      0.73%     to       0.73%      11.44%     to       12.78%
 2011                           1.25%     to       2.45%      3.67%     to       4.35%      (2.83)%    to       (1.66)%
 2010                           1.25%     to       2.45%      5.42%     to       5.50%      11.92%     to       13.27%
 2009                           1.25%     to       2.45%      5.82%     to       5.93%      31.94%     to       33.53%
 2008                           1.25%     to       2.45%        --      to         --      (33.27)%    to      (32.74)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                           1.25%     to       2.30%      2.97%     to       3.01%      18.94%     to       20.19%
 2011                           1.25%     to       2.30%      1.16%     to       2.55%     (15.75)%    to      (14.85)%
 2010                           1.25%     to       2.15%      2.15%     to       7.70%       4.85%     to        5.79%
 2009                           1.25%     to       2.15%        --      to         --       23.51%     to       24.62%
 2008                           1.25%     to       2.15%        --      to         --      (44.71)%    to      (44.38)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                           1.25%     to       2.50%      2.01%     to       2.16%      18.91%     to       20.40%
 2011                           1.25%     to       2.50%      3.01%     to       3.26%     (18.99)%    to      (17.97)%
 2010                           1.25%     to       2.50%      2.15%     to       3.50%       7.31%     to        8.66%
 2009                           1.25%     to       2.50%        --      to         --       21.56%     to       23.09%
 2008                           1.25%     to       2.50%        --      to         --      (42.60)%    to      (42.12)%
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                           1.25%     to       2.40%      0.44%     to       0.63%      14.70%     to       16.03%
 2011                           1.25%     to       2.40%      0.04%     to       0.55%      (6.99)%    to       (5.91)%
 2010                           1.25%     to       2.40%      0.28%     to       0.28%      23.00%     to       24.42%
 2009                           1.25%     to       2.15%      1.14%     to       1.76%      28.73%     to       29.90%
 2008                           1.25%     to       1.95%        --      to         --      (36.36)%    to      (36.06)%
PUTNAM VT VOYAGER FUND
 2012                           0.50%     to       1.45%      0.16%     to       0.36%      12.58%     to       13.66%
 2011                           0.50%     to       1.00%        --      to         --      (18.26)%    to       (4.20)%
 2010                           0.50%     to       0.50%        --      to         --       20.20%     to       20.20%
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2012                           1.25%     to       2.40%      4.47%     to       5.04%       2.83%     to        4.02%
 2011                           1.25%     to       2.40%      5.34%     to       5.68%       4.91%     to        6.12%
 2010                           1.25%     to       2.40%      3.63%     to       4.13%       6.65%     to        7.88%
 2009                           1.25%     to       2.40%      6.71%     to       6.71%       7.05%     to        8.28%
 2008                           1.25%     to       2.15%      5.70%     to       5.70%      (0.84)%    to       (0.47)%
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2012                           1.35%     to       2.40%      1.46%     to       1.50%      14.86%     to       16.07%
 2011                           1.35%     to       2.40%      1.18%     to       1.19%      (4.19)%    to       (3.18)%
 2010                           1.35%     to       2.40%      0.86%     to       0.91%      10.88%     to       12.05%
 2009                           1.35%     to       2.40%      2.78%     to       2.78%      30.51%     to       31.89%
 2008                           1.35%     to       2.15%      1.12%     to       1.13%     (36.19)%    to      (35.67)%
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2012                           1.25%     to       2.40%      0.64%     to       0.74%      13.38%     to       14.69%
 2011                           1.25%     to       2.40%      0.79%     to       0.84%      (3.86)%    to       (2.75)%
 2010                           1.25%     to       2.40%      1.33%     to       1.56%      16.69%     to       18.04%
 2009                           1.25%     to       2.40%      1.67%     to       1.67%      32.45%     to       33.98%
 2008                           1.25%     to       2.15%      0.55%     to       0.55%     (40.12)%    to      (36.24)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2012                               2,252,854      $13.055281      to      $15.731000         $29,044,210
 2011                               3,129,081       11.449213      to       13.941314          35,349,975
 2010                               3,531,055       11.410038      to       14.040281          39,745,472
 2009                               3,962,721        8.543247      to       12.570344          39,558,492
 2008                               3,976,359        6.841823      to        7.801356          31,843,554
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2012                                 264,863       13.104748      to       17.270884           3,513,548
 2011                                 315,544       11.420794      to       15.210382           3,633,009
 2010                                 343,848       10.767758      to       11.365424           3,936,629
 2009                                 380,646        9.476105      to        9.922386           3,798,663
 2008                                 385,721        7.208078      to        7.487459           2,910,662
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2012                                 558,702       11.780980      to       18.416365           8,359,518
 2011                                 764,849       10.273998      to       16.246268           9,980,892
 2010                                 840,976       11.084997      to       17.731483          11,817,527
 2009                                 953,831        8.934347      to       14.456538          10,825,577
 2008                                 983,107        6.324547      to        7.876044           7,926,275
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2012                                 380,569       12.785886      to       18.823628           6,104,691
 2011                                 534,703       10.755075      to       16.016848           7,226,664
 2010                                 637,406       10.660006      to       16.058899           8,545,963
 2009                                 684,371        8.743408      to       13.323919           7,538,425
 2008                                 745,447        6.922182      to        8.337009           6,508,780
PUTNAM VT EQUITY INCOME FUND
 2012                                   1,759       12.488476      to       16.119278              27,304
 2011                                  31,532       13.527879      to       13.578750             426,630
PIMCO ALL ASSET PORTFOLIO
 2012                                  14,671       11.320194      to       11.527936             168,501
 2011                                  11,281       10.077613      to       10.091449             113,692
PIMCO EQS PATHFINDER
 PORTFOLIO
 2012                                  81,722       10.162951      to       10.389198             844,011
 2011                                  10,173        9.393438      to        9.492820              96,134
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO+
 2012                                   1,186       10.381024      to       10.381024              12,313
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                                  44,545        1.470740      to       15.458007             131,830
 2011                                  55,847        1.337415      to       14.171464             150,201
 2010                                  52,103        1.449157      to       15.049554             183,943
 2009                                  82,102        1.361803      to       14.215046             259,027
 2008                                 104,870        0.883954      to        9.158214             212,539
JENNISON PORTFOLIO
 2012                                  84,498        0.995530      to        7.762953             179,421
 2011                                 101,969        0.880678      to        6.802469             196,196
 2010                                 155,499        0.902404      to        6.904393             295,574
 2009                                 184,747        0.828961      to        6.282479             358,668
 2008                                 221,203        0.595194      to        4.468193             292,845

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2012                           1.35%     to       2.40%      1.80%     to       1.88%      12.84%     to       14.03%
 2011                           1.35%     to       2.40%      1.63%     to       1.73%      (0.70)%    to        0.34%
 2010                           1.35%     to       2.40%      2.10%     to       2.21%      11.69%     to       12.87%
 2009                           1.25%     to       2.40%      3.49%     to       3.49%      23.44%     to       24.87%
 2008                           1.25%     to       2.15%      1.97%     to       1.97%     (38.54)%    to      (35.43)%
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2012                           1.35%     to       2.40%      0.61%     to       0.71%      13.55%     to       14.74%
 2011                           1.35%     to       2.40%        --      to       0.99%      (0.56)%    to        0.49%
 2010                           1.35%     to       2.15%      0.91%     to       0.93%      13.63%     to       14.54%
 2009                           1.35%     to       2.15%      0.80%     to       0.81%      31.47%     to       32.52%
 2008                           1.35%     to       2.15%      0.76%     to       0.77%     (40.51)%    to      (40.04)%
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2012                           1.25%     to       2.40%        --      to         --       13.36%     to       14.67%
 2011                           1.25%     to       2.40%        --      to         --       (8.38)%    to       (7.32)%
 2010                           1.25%     to       2.40%        --      to         --       22.65%     to       24.07%
 2009                           1.25%     to       2.40%        --      to         --       39.65%     to       41.27%
 2008                           1.25%     to       2.15%        --      to         --      (44.98)%    to      (41.53)%
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2012                           1.25%     to       2.40%      1.04%     to       1.09%      17.52%     to       18.88%
 2011                           1.25%     to       2.40%      1.30%     to       1.33%      (0.26)%    to        0.89%
 2010                           1.25%     to       2.40%      1.13%     to       1.17%      20.53%     to       21.92%
 2009                           1.25%     to       2.40%      2.37%     to       2.37%      24.87%     to       26.31%
 2008                           1.25%     to       2.15%      0.01%     to       1.54%     (36.86)%    to      (34.13)%
PUTNAM VT EQUITY INCOME FUND
 2012                           0.50%     to       0.75%        --      to       2.23%      18.41%     to       18.71%
 2011                           0.50%     to       0.65%        --      to         --        1.26%     to        1.41%
PIMCO ALL ASSET PORTFOLIO
 2012                           0.50%     to       1.45%      5.06%     to       5.89%      13.16%     to       14.23%
 2011                           0.50%     to       0.65%      3.87%     to       4.59%       0.78%     to        0.91%
PIMCO EQS PATHFINDER
 PORTFOLIO
 2012                           0.30%     to       1.45%      0.83%     to       0.98%       8.19%     to        9.44%
 2011                           0.30%     to       1.45%      0.04%     to       0.12%      (6.07)%    to       (5.07)%
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO+
 2012                           1.45%     to       1.45%      3.07%     to       3.07%       7.21%     to        7.21%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                           1.40%     to       2.00%        --      to         --        8.43%     to        9.08%
 2011                           1.40%     to       2.15%        --      to         --       (6.54)%    to       (5.83)%
 2010                           1.40%     to       2.00%        --      to         --        5.24%     to        5.87%
 2009                           1.40%     to       2.15%        --      to         --       54.06%     to       55.22%
 2008                           1.40%     to       2.15%        --      to         --      (40.69)%    to      (40.24)%
JENNISON PORTFOLIO
 2012                           1.40%     to       2.35%        --      to         --       13.04%     to       14.12%
 2011                           1.40%     to       2.35%        --      to         --       (2.41)%    to       (1.48)%
 2010                           1.40%     to       2.35%      0.02%     to       0.02%       8.86%     to        9.90%
 2009                           1.40%     to       2.35%      0.28%     to       0.29%      39.28%     to       40.60%
 2008                           1.40%     to       2.35%      0.07%     to       0.07%     (39.01)%    to      (38.42)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                                  66,136       $1.211291      to       $1.308669             $84,945
 2011                                  67,140        1.083787      to        1.162753              76,221
 2010                                  73,378        1.176021      to        1.252920              89,904
 2009                                 224,107        1.040455      to        1.120566             237,711
 2008                                 146,144        0.760203      to        0.803702             114,639
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                   4,448        0.982742      to        0.982742               4,371
 2011                                   4,451        0.821906      to        0.821906               3,658
 2010                                   6,429        0.989198      to        1.038159               6,456
 2009                                   6,449        0.885826      to        0.925036               5,791
 2008                                   6,472        0.661706      to        0.687546               4,335
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2012                                   5,511       10.320951      to       10.320951              56,878
 2011                                   6,501        9.164549      to        9.164549              59,573
 2010                                   9,725        8.613643      to        8.613643              83,764
 2009                                  10,830        7.781013      to        7.781013              84,268
 2008                                  12,313        6.420171      to        6.420171              79,048
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2012                                  68,458        9.383529      to        9.491930             649,498
 2011                                  85,182        8.292692      to        8.371736             712,907
 2010                                 107,471        8.882732      to        9.050534             972,469
 2009                                 130,364        7.763991      to        7.871215           1,025,780
 2008                                 154,959        6.116948      to        6.170510             955,897
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO+
 2012                                  25,904        2.134001      to        2.228629              57,261
 2011                                  30,330        1.835280      to        1.909972              57,558
 2010                                  43,306        1.836238      to        1.904292              82,118
 2009                                  42,808        1.626023      to        1.680391              71,655
 2008                                  58,287        1.063733      to        1.095461              63,689
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2012                                 167,940        1.456722      to        1.485506             249,253
 2011                                 232,913        1.269877      to        1.293026             300,983
 2010                                 259,657        1.228844      to        1.249379             324,250
 2009                                 305,067        1.107607      to        1.157459             352,039
 2008                                 357,918        0.906691      to        0.942777             336,664
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                                 136,154       11.014058      to       15.339500           1,553,672
 2011                                 148,159        9.714248      to       13.754203           1,504,906
 2010                                 157,652       10.023866      to       14.428775           1,685,931
 2009                                 144,345        9.010887      to       13.186444           1,404,925
 2008                                 100,990        7.322402      to       10.893737             834,319
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                  22,275       15.421242      to       16.984478             359,435
 2011                                  26,511       13.295328      to       14.475731             366,784
 2010                                  27,217       13.925507      to       14.988434             391,939
 2009                                  28,562       12.341037      to       13.131153             362,147
 2008                                  29,627        9.854026      to       10.365093             298,231

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                           1.40%     to       2.10%      0.54%     to       0.55%      11.76%     to       12.55%
 2011                           1.40%     to       2.10%      0.52%     to       0.52%      (7.84)%    to       (7.20)%
 2010                           1.40%     to       2.10%      0.33%     to       0.33%      11.03%     to       11.81%
 2009                           1.40%     to       2.30%      1.65%     to       1.65%      38.18%     to       39.43%
 2008                           1.40%     to       2.15%      1.39%     to       1.40%     (43.78)%    to      (43.36)%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           1.90%     to       1.90%        --      to         --       19.57%     to       19.57%
 2011                           1.90%     to       1.90%      0.45%     to       0.45%     (16.91)%    to      (16.91)%
 2010                           1.40%     to       1.90%      1.18%     to       1.18%      11.67%     to       12.23%
 2009                           1.40%     to       1.90%      1.29%     to       1.30%      33.87%     to       34.54%
 2008                           1.40%     to       1.90%      1.31%     to       1.84%     (51.42)%    to      (51.18)%
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2012                           1.40%     to       1.40%      2.78%     to       2.78%      12.62%     to       12.62%
 2011                           1.40%     to       1.40%      2.75%     to       2.75%       6.40%     to        6.40%
 2010                           1.40%     to       1.40%      3.86%     to       3.86%      10.70%     to       10.70%
 2009                           1.40%     to       1.40%      3.33%     to       3.33%      21.20%     to       21.20%
 2008                           1.40%     to       1.40%      0.68%     to       0.68%     (35.92)%    to      (35.92)%
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2012                           1.40%     to       1.60%      1.57%     to       1.75%      13.15%     to       13.38%
 2011                           1.40%     to       1.60%      1.25%     to       1.37%      (7.68)%    to       (7.50)%
 2010                           1.40%     to       1.90%      0.19%     to       1.65%      14.41%     to       14.98%
 2009                           1.40%     to       1.90%      1.33%     to       1.33%      26.93%     to       27.56%
 2008                           1.40%     to       1.90%      1.26%     to       1.43%     (37.77)%    to      (37.46)%
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO+
 2012                           1.40%     to       1.75%      6.42%     to       7.48%      16.28%     to       16.68%
 2011                           1.40%     to       1.75%      6.10%     to       7.94%      (0.05)%    to        0.30%
 2010                           1.40%     to       1.75%      8.95%     to       9.01%      12.93%     to       13.32%
 2009                           1.40%     to       1.75%      9.34%     to      10.84%      52.86%     to       53.40%
 2008                           1.40%     to       1.75%      7.68%     to      11.09%     (32.03)%    to      (31.79)%
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2012                           1.40%     to       1.55%      2.04%     to       2.34%      14.71%     to       14.89%
 2011                           1.40%     to       1.55%      2.16%     to       2.27%       3.34%     to        3.49%
 2010                           1.40%     to       1.55%      2.85%     to       2.93%       7.78%     to        7.94%
 2009                           1.40%     to       1.90%      1.86%     to       1.93%      22.16%     to       22.77%
 2008                           1.40%     to       1.90%      1.00%     to       1.06%     (36.84)%    to      (36.52)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                           0.85%     to       2.50%      1.31%     to       1.32%      11.53%     to       13.38%
 2011                           0.85%     to       2.50%      1.02%     to       1.03%      (4.68)%    to       (3.09)%
 2010                           0.85%     to       2.50%      0.10%     to       0.10%       9.42%     to       11.24%
 2009                           0.85%     to       2.50%      3.63%     to       3.72%      21.05%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                           1.35%     to       2.50%      1.49%     to       1.52%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.33%     to       1.35%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.13%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.32%     to       4.33%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.28%     to       2.31%     (37.39)%    to      (36.66)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                               2,308,545      $10.092241      to      $10.441741         $23,600,563
 2011                               1,209,192        9.121149      to        9.222875          11,104,509
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                 282,900        9.767694      to        9.924071           2,783,539
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                                   5,180        1.461617      to       15.095876              20,222
 2011                                  10,126        1.248140      to        1.248140              12,638
 2010                               1,638,774        1.194023      to        1.194023           1,908,954
 2009                                  19,321        1.073635      to        1.073635              19,724
 2008                                  18,353        0.947268      to        0.947268              16,754
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                                  10,722        1.639407      to        1.639407              17,578
 2011                                   6,897        1.566088      to        1.566088              10,802
 2010                                   6,897        1.465421      to        1.465421              10,108
 2009                                   6,897        1.387455      to        1.387455               9,569
 2008                                   6,897        1.255427      to        1.255427               8,659
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                                  22,196        1.246468      to        1.315436              28,343
 2011                                  23,840        1.062802      to        1.116024              25,865
 2010                                  25,517        1.106480      to        1.156101              28,778
 2009                                  17,127        0.990225      to        1.029466              17,277
 2008                                  19,588        0.863150      to        0.892888              17,249
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                               1,186,484        0.918360      to        1.668898           1,378,829
 2011                               1,533,104        0.828268      to        1.487983           1,536,435
 2010                               1,638,774        0.973781      to        1.729386           1,908,954
 2009                                  19,321        0.962713      to        0.962713              19,724
 2008                                  18,353        0.870506      to        0.870506              16,754
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                                 131,157       12.513990      to       12.903704           1,598,916
 2011                                 147,013       11.867818      to       12.085448           1,686,200
 2010                                 153,497       12.720756      to       12.793044           1,871,368
 2009                                   8,153        1.322620      to        1.356932              10,873
 2008                                   7,325        0.882620      to        0.902819               6,505
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                                     290       17.968169      to       17.968169               5,194
 2011                                     259       15.468782      to       15.468782               3,999
 2010                                     222       15.612951      to       15.612951               3,469
 2009                                     223       11.675368      to       11.675368               2,609
 2008                                     225        8.434447      to        8.434447               1,898
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                                 977,638       12.214883      to       12.892309          12,220,444
 2011                               1,219,642       10.975750      to       11.332506          13,567,829
 2010                               1,402,515       12.132226      to       12.253941          17,086,708

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                           0.85%     to       2.75%        --      to         --       10.65%     to       12.77%
 2011                           1.35%     to       2.75%        --      to         --       (8.79)%    to       (7.77)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                           1.35%     to       2.10%      0.75%     to       0.75%      10.69%     to       11.52%
 2011                           1.85%     to       1.85%      3.15%     to       3.15%       4.53%     to        4.53%
 2010                           1.85%     to       1.85%      1.79%     to       1.79%      11.21%     to       11.21%
 2009                           1.85%     to       1.85%      2.06%     to       2.06%      13.34%     to       13.34%
 2008                           1.85%     to       1.85%      2.46%     to       2.46%     (30.41)%    to      (30.41)%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                           1.35%     to       1.35%      1.41%     to       1.41%       4.68%     to        4.68%
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      3.38%     to       3.38%       5.62%     to        5.62%
 2009                           1.35%     to       1.35%      4.51%     to       4.51%      10.52%     to       10.52%
 2008                           1.35%     to       1.35%      4.78%     to       4.78%       1.01%     to        1.01%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                           1.35%     to       1.85%      1.32%     to       1.35%      17.28%     to       17.87%
 2011                           1.35%     to       1.85%      0.54%     to       0.54%      (3.95)%    to       (3.47)%
 2010                           1.35%     to       1.85%      0.86%     to       0.86%      11.74%     to       12.30%
 2009                           1.35%     to       1.85%      2.03%     to       2.03%      14.72%     to       15.30%
 2008                           1.35%     to       1.85%      1.91%     to       1.94%     (37.64)%    to      (37.32)%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                           1.35%     to       2.50%      1.64%     to       1.67%      10.88%     to       12.16%
 2011                           1.35%     to       2.50%      0.65%     to       0.67%     (14.94)%    to      (13.96)%
 2010                           1.85%     to       1.85%        --      to         --       13.37%     to       13.90%
 2009                           1.85%     to       1.85%      3.15%     to       3.15%      10.59%     to       10.59%
 2008                           1.85%     to       1.85%      1.98%     to       1.98%     (44.45)%    to      (44.45)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                           1.25%     to       2.50%        --      to         --        5.44%     to        6.77%
 2011                           1.25%     to       2.50%        --      to         --       (6.71)%    to       (5.53)%
 2010                           1.25%     to       2.50%        --      to         --       27.21%     to       27.93%
 2009                           1.55%     to       1.85%        --      to         --       49.85%     to       50.30%
 2008                           1.55%     to       1.85%        --      to         --      (42.50)%    to      (42.33)%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                           1.35%     to       1.35%        --      to         --       16.16%     to       16.16%
 2011                           1.35%     to       1.35%        --      to         --       (0.92)%    to       (0.92)%
 2010                           1.35%     to       1.35%        --      to         --       33.73%     to       33.73%
 2009                           1.35%     to       1.35%        --      to         --       38.43%     to       38.43%
 2008                           1.35%     to       1.35%        --      to         --      (45.10)%    to      (45.10)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                           0.50%     to       2.70%      1.15%     to       1.16%      11.29%     to       13.76%
 2011                           0.50%     to       2.70%      0.90%     to       1.08%      (9.53)%    to       (7.52)%
 2010                           0.50%     to       2.70%        --      to         --       21.32%     to       22.54%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                                 780,248      $11.762364      to      $12.114819          $9,315,735
 2011                                 874,327       10.435015      to       10.513961           9,158,329

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                           0.50%     to       2.70%      0.60%     to       0.60%      12.72%     to       15.23%
 2011                           0.50%     to       2.70%        --      to         --        4.35%     to        5.14%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

       Principal First Charge maximum of .75%

       Principal First Preferred Charge maximum of .20%

       MAV/EPB Death Benefit Charge maximum of .30%

       MAV 70 Death Benefit Charge maximum of .20%

       MAV Plus Charge maximum of .20%

       Maximum Anniversary Value III Charge maximum of 1.50%

       Liquidity feature Charge maximum of .50%

       MAV V Charge maximum of 1.50%

       MAV IV Charge maximum of 1.50%

       Legacy Lock Charge maximum of 1.50%

       Daily Lock Charge maximum of 2.50%

       Safety Plus Charge maximum of 2.50%

       Future 5 Charge maximum of 2.50%

       Future 6 Charge maximum of 2.50%

       Maximum Daily Value Charge maximum of 1.50%

       Return of Premium IV Charge maximum of .75%

       Return of Premium V Charge maximum of .75%

       Return of Premium III Charge maximum of .75%

       Return of Premium Death Benefit Charge maximum of .75%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,002         $3,233         $3,226
 Earned premiums                           84            234            260
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,545          2,579          2,622
  Equity securities, trading              202            (14)           238
                                     --------       --------       --------
 Total net investment income            2,747          2,565          2,860
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,158)           125           (608)
                                     --------       --------       --------
 Total net realized capital losses     (1,413)            --           (944)
                                     --------       --------       --------
                     TOTAL REVENUES     4,420          6,032          5,402
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,107          2,948
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                    201            (14)           238
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          294          2,674          1,365
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,800          6,211          4,682
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       620           (179)           720
 Income tax expense (benefit)              35           (325)           136
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       585            146            584
 Income (loss) from discontinued
  operations, net of tax                  (29)            98            123
                                     --------       --------       --------
                         NET INCOME       556            244            707
 Net income attributable to the
  noncontrolling interest                   2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                            YEAR ENDED DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                              $556           $244           $707
                                     --------       --------       --------
Other comprehensive income (loss):
  Change in net unrealized
   gain/loss on securities (1),(2)      1,120          1,174          1,473
  Change in net gain/loss on
   cash-flow hedging instruments
   (1)                                   (110)           103            117
  Change in foreign currency
   translation adjustments (1)             24             (2)           (17)
                                     --------       --------       --------
  Total other comprehensive income      1,034          1,275          1,573
                                     --------       --------       --------
  Total comprehensive income            1,590          1,519          2,280
Less: Comprehensive income
 attributable to noncontrolling
 interest                                   2             --              8
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY    $1,588         $1,519         $2,272
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2012              2011
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,753 and
  $46,236) (includes variable interest
  entity assets, at fair value, of $89 and
  $153)                                           $49,404           $47,778
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $132 and $338)                                    1,010             1,317
 Equity securities, trading, at fair value
  (cost of $1,614 and $1,860)                       1,847             1,967
 Equity securities, available for sale, at
  fair value (cost of $408 and $443)                  400               398
 Mortgage loans (net of allowances for loan
  losses of $14 and $23)                            4,935             4,182
 Policy loans, at outstanding balance               1,951             1,952
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $6 and $7)                       1,372             1,376
 Other investments                                    582             1,974
 Short-term investments                             2,354             3,882
                                              -----------       -----------
                           TOTAL INVESTMENTS       63,855            64,826
 Cash                                               1,342             1,183
 Premiums receivable and agents' balances              58                64
 Reinsurance recoverables                           2,893             5,006
 Deferred policy acquisition costs and
  present value of future profits                   3,072             3,448
 Deferred income taxes, net                         1,557             2,006
 Goodwill                                             250               470
 Other assets                                       1,306               925
 Separate account assets                          141,558           143,859
                                              -----------       -----------
                                TOTAL ASSETS     $215,891          $221,787
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,916           $11,831
 Other policyholder funds and benefits
  payable                                          40,501            45,016
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,837             1,929
 Consumer notes                                       161               314
 Other liabilities (includes variable
  interest entity liabilities of $111 and
  $477)                                             9,535             9,927
 Separate account liabilities                     141,558           143,859
                                              -----------       -----------
                           TOTAL LIABILITIES      205,508           212,876
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,155             8,271
 Accumulated other comprehensive income, net
  of tax                                            1,987               953
 Retained earnings (deficit)                          235              (319)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY       10,383             8,911
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $215,891          $221,787
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                ADDITIONAL                  OTHER
                                            COMMON                PAID-IN               COMPREHENSIVE
                                            STOCK                 CAPITAL               INCOME (LOSS)
                                                                  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                    $ 6                 $ 8,271                     $ 953
Capital contributions (to) from parent         --                    (116)                       --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Change in noncontrolling interest
 ownership                                     --                      --                        --
Total other comprehensive income               --                      --                     1,034
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2012         $6                  $8,155                    $1,987
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2010                    $ 6                 $ 8,265                    $ (322)
Capital contributions from parent              --                       6                        --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,275
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2011         $6                  $8,271                      $953
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                 $ 8,457                  $ (2,070)
Capital contributions (to) from parent         --                    (192)                       --
Dividends declared                             --                      --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                      --                       175
Change in noncontrolling interest
 ownership                                     --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,573
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2010         $6                  $8,265                     $(322)
                                             ----                 -------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                          $ (319)                 $ --                   $ 8,911
Capital contributions (to) from parent                  --                    --                      (116)
Dividends declared                                      --                    --                        --
Net income                                             554                     2                       556
Change in noncontrolling interest
 ownership                                              --                    (2)                       (2)
Total other comprehensive income                        --                    --                     1,034
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2012                $235                  $ --                   $10,383
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2010                          $ (562)                 $ --                   $ 7,387
Capital contributions from parent                       --                    --                         6
Dividends declared                                      (1)                   --                        (1)
Net income                                             244                    --                       244
Total other comprehensive income                        --                    --                     1,275
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2011               $(319)                 $ --                    $8,911
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                 $ 61                   $ 5,341
Capital contributions (to) from parent                  --                    --                      (192)
Dividends declared                                       1                    --                         1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                   --                        26
Change in noncontrolling interest
 ownership                                              --                   (69)                      (69)
Net income                                             699                     8                       707
Total other comprehensive income                        --                    --                     1,573
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2010               $(562)                 $ --                    $7,387
                                                  --------                  ----                  --------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                     $556            $244            $707
 Adjustments to reconcile net
  income(loss) to net cash
  provided by operating
  activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               359             474             178
 Additions to deferred policy
  acquisition costs and present
  value of future profits              (329)           (381)           (381)
 Change in:
 Reserve for future policy
  benefits and unpaid losses and
  loss adjustment expenses              (44)            252              13
 Reinsurance recoverables               (47)             57              26
 Receivables and other assets           158               9            (112)
 Payables and accruals               (1,035)          2,402             295
 Accrued and deferred income
  taxes                                 392            (125)           (131)
 Net realized capital losses          1,413               1             882
 Net receipts (disbursements)
  from investment contracts
  related to policyholder funds
  --international unit-linked
  bonds and pension products            (92)           (323)           (167)
 Net (increase) decrease in
  equity securities, trading            120             312             164
 Goodwill Impairment                    149              --              --
 Depreciation and amortization          164             194             207
 Reinsurance loss on
  disposition, including
  goodwill impairment of $61             61              --              --
 Other, net                             202            (108)            201
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,027           3,008           1,882
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments,
  available-for-sale                 25,163          19,203          28,581
 Fixed maturities, fair value
  option                                283              37              20
 Equity securities,
  available-for-sale                    133             147             171
 Mortgage loans                         306             332           1,288
 Partnerships                           110             128             151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments,
  available-for-sale                (23,949)        (20,517)        (28,871)
 Fixed maturities, fair value
  option                               (182)           (661)            (74)
 Equity securities,
  available-for-sale                    (97)           (230)           (122)
 Mortgage loans                      (1,056)         (1,246)           (189)
 Partnerships                          (417)           (436)           (172)
 Proceeds from business sold             58              --             241
 Change in derivatives, net          (2,275)            938            (644)
 Change in policy loans, net              1             176              (8)
 Change in payables for
  collateral under securities
  lending, net                           --              --             (46)
 Change in all other, net                --               1            (117)
                                  ---------       ---------       ---------
 NET CASH PROVIDED BY (USED FOR)
            INVESTING ACTIVITIES     (1,922)         (2,128)            209
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                10,004          12,124          15,405
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (24,608)        (22,720)        (25,030)
 Net transfers from (to)
  separate accounts related to
  investment and universal
  life-type contracts                13,196          10,439           8,211
 Net increase in securities
  loaned or sold under
  agreements to repurchase            1,615              --              --
 Capital contributions (to) from
  parent                                 --              --            (195)
 Net repayments at maturity or
  settlement of consumer notes         (153)            (68)           (754)
                                  ---------       ---------       ---------
     NET CASH USED FOR FINANCING
                      ACTIVITIES         54            (225)         (2,363)
 Foreign exchange rate effect on
  cash                                   --              (3)             10
 Net increase (decrease) in cash        159             652            (262)
 Cash -- beginning of year            1,183             531             793
                                  ---------       ---------       ---------
 CASH -- END OF YEAR                 $1,342          $1,183            $531
                                  ---------       ---------       ---------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes            (395)           (105)            354
 Noncash return of capital             (126)             --              --
SUPPLEMENTAL DISCLOSURE OF
 NON-CASH INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale         43              --              --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's

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share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average

                                    F-9

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cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

                                    F-10


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NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment

                                    F-11

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in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

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In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

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DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

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The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                    AS OF DECEMBER 31, 2012
                                                        CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                 $289
Collateralized debt obligations ("CDOs") (1)                     474
Commercial mortgage-backed securities
 ("CMBS")                                                        940
Corporate                                                     11,330
Foreign govt./govt. agencies                                     263
Municipal                                                        899
Residential mortgage-backed securities
 ("RMBS")                                                        705
U.S. Treasuries                                                  115
                                                           ---------
   TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE
              (AMORTIZED COST OF $13,596) (2)                 15,015
                                                           ---------
Equity securities, AFS, at fair value (cost
 of $27) (3)                                                      28
Fixed maturities, at fair value using the FVO
 (4)                                                              16
Mortgage loans (net of allowances for loan
 losses of $1)                                                 1,288
Policy loans, at outstanding balance                             542
                                                           ---------
            TOTAL INVESTED ASSETS TRANSFERRED                $16,889
                                                           ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1  Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
         Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S.
         Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.
Level 2  Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.
Level 3  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
         (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2012
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                     $ --                      $1,435                      $238
 CDOs                                   2,160                       --                       1,437                       723
 CMBS                                   3,912                       --                       3,380                       532
 Corporate                             30,979                       --                      29,639                     1,340
 Foreign government/government
  agencies                              1,460                       --                       1,426                        34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                       --                       1,829                       169
 RMBS                                   4,671                       --                       3,538                     1,133
 U.S. Treasuries                        2,551                       78                       2,473                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 49,404                       78                      45,157                     4,169
Fixed maturities, FVO                   1,010                        6                         805                       199
Equity securities, trading              1,847                    1,847                          --                        --
Equity securities, AFS                    400                      203                         142                        55
Derivative assets
 Credit derivatives                       (10)                      --                          --                       (10)
 Equity derivatives                        30                       --                          --                        30
 Foreign exchange derivatives             104                       --                         104                        --
 Interest rate derivatives                108                       --                         144                       (36)
 U.S. guaranteed minimum
  withdrawal benefit ("GMWB")
  hedging instruments                      36                       --                         (53)                       89
 U.S. macro hedge program                 186                       --                          --                       186
 International program hedging
  instruments                             127                       --                         142                       (15)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)               581                       --                         337                       244
Short-term investments                  2,354                      242                       2,112                        --
Limited partnerships and other
 alternative investments (2)              414                       --                         264                       150
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   1,081                       --                          --                     1,081
Separate account assets (3)           138,497                   97,976                      39,938                       583
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS     $195,588                 $100,352                     $88,755                    $6,481
                                  -----------              -----------                   ---------                 ---------
PERCENTAGE OF LEVEL TO TOTAL              100%                      52%                         45%                        3%
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                    $ --                        $ --                   $(3,119)
 Equity linked notes                       (8)                      --                          --                        (8)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (3,127)                      --                          --                    (3,127)
                                  -----------              -----------                   ---------                 ---------
Derivative liabilities
 Credit derivatives                        (6)                      --                         (20)                       14
 Equity derivatives                        15                       --                          --                        15
 Foreign exchange derivatives             (17)                      --                         (17)                       --
 Interest rate derivatives               (359)                      --                        (338)                      (21)
 U.S. GMWB hedging instruments            536                       --                         106                       430
 U.S. macro hedge program                 100                       --                          --                       100
 International program hedging
  instruments                            (231)                      --                        (171)                      (60)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)           38                       --                        (440)                      478
Other liabilities                          --                       --                          --                        --
Consumer notes (5)                         (2)                      --                          --                        (2)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(3,091)                    $ --                       $(440)                  $(2,651)
                                  -----------              -----------                   ---------                 ---------

                                                                         DECEMBER 31, 2011
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $2,093                     $ --                      $1,776                      $317
 CDOs                                   1,798                       --                       1,470                       328
 CMBS                                   4,269                       --                       3,921                       348
 Corporate                             30,229                       --                      28,732                     1,497
 Foreign government/government
  agencies                              1,224                       --                       1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,557                       --                       1,175                       382
 RMBS                                   3,823                       --                       2,890                       933
 U.S. Treasuries                        2,785                      487                       2,298                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 47,778                      487                      43,449                     3,842
Fixed maturities, FVO                   1,317                       --                         833                       484
Equity securities, trading              1,967                    1,967                          --                        --
Equity securities, AFS                    398                      227                         115                        56
Derivative assets
 Credit derivatives                       (27)                      --                          (6)                      (21)
 Equity derivatives                        31                       --                          --                        31
 Foreign exchange derivatives             505                       --                         505                        --
 Interest rate derivatives                 78                       --                          38                        40
 U.S. GMWB hedging instruments            494                       --                          11                       483
 U.S. macro hedge program                 357                       --                          --                       357
 International program hedging
  instruments                             533                       --                         567                       (34)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)             1,971                       --                       1,115                       856
Short-term investments                  3,882                      520                       3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   3,073                       --                          --                     3,073
Separate account assets (3)           139,421                  101,633                      36,757                     1,031
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING
                           BASIS     $199,807                 $104,834                     $85,631                    $9,342
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(5,776)                    $ --                        $ --                   $(5,776)
 Equity linked notes                       (9)                      --                          --                        (9)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (5,785)                      --                          --                    (5,785)
Derivative liabilities
 Credit derivatives                      (493)                      --                         (25)                     (468)
 Equity derivatives                         5                       --                          --                         5
 Foreign exchange derivatives             140                       --                         140                        --
 Interest rate derivatives               (315)                      --                        (184)                     (131)
 U.S. GMWB hedging instruments            400                       --                          --                       400
 International program hedging
  instruments                               9                       --                          10                        (1)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)         (254)                      --                         (59)                     (195)
Other liabilities                          (9)                      --                          --                        (9)
Consumer notes (5)                         (4)                      --                          --                        (4)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(6,052)                    $ --                        $(59)                  $(5,993)
                                  -----------              -----------                   ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

      - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

      - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

      - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

      - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

      - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

      - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

      - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

      - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

      -   INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

      - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            As of December 31, 2012

                                           PREDOMINANT
                     FAIR               VALUATION                    UNOBSERVABLE
SECURITIES           VALUE                METHOD                        INPUT
---------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                   $532            Discounted                   Spread (encompasses)
                                       cash flows              prepayment, default risk
                                                                       and lossseverity
Corporate (3)           888            Discounted              Spread
                                       cash flows
Municipal               169            Discounted              Spread
                                       cash flows
RMBS                  1,133            Discounted              Spread
                                       cash flows
                                                               Constant prepayment
                                                               rate
                                                               Constant default
                                                               rate
                                                               Loss severity

                                                              PREDOMINANT
                                                                                   WEIGHTED               INCREASE IN INPUT
SECURITIES                    MINIMUM                   MAXIMUM                  AVERAGE (1)              ON FAIR VALUE (2)
------------------  ---------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                            320bps                   3,615bps                   1,013bps                    Decrease

Corporate (3)                   145bps                     900bps                     333bps                    Decrease

Municipal                       227bps                     344bps                     254bps                    Decrease

RMBS                             54bps                   1,689bps                     379bps                    Decrease

                                   0.0%                      12.0%                       2.0%                   Decrease   (4)

                                   1.0%                      24.0%                       8.0%                   Decrease

                                    --%                     100.0%                      80.0%                   Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            As of December 31, 2012

                                                  UNOBSERVABLE INPUTS

                           FAIR         PREDOMINANT VALUATION              SIGNIFICANT
FREESTANDING DERIVATIVES   VALUE                METHOD                  UNOBSERVABLE INPUT
---------------------------------------------------------------------------------------------
Equity derivatives
 Equity options               $45            Option model                   Equity volatility
Interest rate derivative
 Interest rate swaps          (57)             Discounted                Swap curve beyond 30
                                               cash flows                               years
U.S. GMWB hedging
instruments
 Equity options               281            Option model                   Equity volatility
 Customized swaps             238              Discounted                   Equity volatility
                                               cash flows
U.S. macro hedge program
 Equity options               286            Option model                   Equity volatility
International hedging
program
 Equity options                44            Option model                   Equity volatility
 Long interest rate          (119)           Option model            Interest rate volatility

                                                       UNOBSERVABLE INPUTS
                                                                                         IMPACT OF
                                                                                     INCREASE IN INPUT
FREESTANDING DERIVATIVES            MINIMUM                   MAXIMUM                ON FAIR VALUE (1)
------------------------  ------------------------------------------------------------------------------
Equity derivatives
 Equity options                           13%                        24%                   Increase
Interest rate derivative
 Interest rate swaps                     2.8%                       2.8%                   Increase

U.S. GMWB hedging
instruments
 Equity options                           10%                        31%                   Increase
 Customized swaps                         10%                        50%                   Increase

U.S. macro hedge program
 Equity options                           24%                        43%                   Increase
International hedging
program
 Equity options                           22%                        33%                   Increase
 Long interest rate                       --%                         1%                   Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                 IMPACT OF INCREASE IN INPUT
                                                                 UNOBSERVABLE INPUTS    ON FAIR VALUE
SIGNIFICANT UNOBSERVABLE INPUT               MINIMUM            MAXIMUM                MEASUREMENT (1)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Utilization (2)                       20%               100%               Increase
Withdrawal Rates (2)                              0%                 8%               Increase
Annuitization utilization (3)                     0%               100%               Increase
Lapse Rates (4)                                   0%                75%               Decrease
Reset Elections (5)                              20%                75%               Increase
Equity Volatility (6)                            10%                50%               Increase
                                              -----              -----                ---------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                                                                     FOREIGN
                                                                         FIXEDTMATURITIES, AFS
                                         ABS             CDOS                CMBS              CORPORATE             AGENCIES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012          $317            $328                $348                $1,497                 $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             (2)            (19)                (41)                    2                  --
 Included in OCI (3)                        45             134                  89                   (38)                  1
Purchases                                   18              --                  18                   169                   9
Settlements                                (58)            (36)               (111)                  (98)                 (4)
Sales                                      (34)             (1)               (109)                  (74)                (11)
Transfers into Level 3 (4)                  12             317                 422                   538                   2
Transfers out of Level 3 (4)               (60)             --                 (84)                 (656)                 --
                                        ------          ------              ------              --------              ------
    FAIR VALUE AS OF DECEMBER 31, 2012    $238            $723                $532                $1,340                 $34
                                        ------          ------              ------              --------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                 $(1)           $(11)               $(17)                  $(7)               $ --
                                        ------          ------              ------              --------              ------

                                                                                 TOTAL FIXED              FIXED
                                                                    FIXEDTMATURITIES, AFS
                                               MUNICIPAL           RMBS              AFS                   FVO
--------------------------------------  -----------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                   $382              $933            $3,842                  $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                      (5)              (68)             (133)                  106
 Included in OCI (3)                                 34               298               563                    --
Purchases                                           174               289               677                     1
Settlements                                          --              (125)             (432)                   (1)
Sales                                               (91)             (173)             (493)                 (391)
Transfers into Level 3 (4)                           --                 2             1,293                    --
Transfers out of Level 3 (4)                       (325)              (23)           (1,148)                   --
                                                -------          --------          --------              --------
    FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133            $4,169                  $199
                                                -------          --------          --------              --------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(5)             $(11)             $(52)                  $(7)
                                                -------          --------          --------              --------

                                                                FREESTANDING DERIVATIVES (5)
                                            EQUITY
                                          SECURITIES,                                                   INTEREST
ASSETS (LIABILITIES)                          AFS                CREDIT              EQUITY               RATE
--------------------------------------------------------------------------------------------------------------------
Fair value as of January 1, 2012                $56                $(489)               $36                 $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   3                  155                (32)                   2
 Included in OCI (3)                             (3)                  --                 --                   --
Purchases                                        11                   --                 57                    1
Settlements                                      --                  338                (16)                  --
Sales                                           (12)                  --                 --                   --
Transfers out of Level 3 (4)                     --                   --                 --                   31
                                            -------              -------              -----              -------
    FAIR VALUE AS OF DECEMBER 31, 2012          $55                   $4                $45                 $(57)
                                            -------              -------              -----              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                       $2                 $126                $(8)                 $(1)
                                            -------              -------              -----              -------

                                                                  FREESTANDING DERIVATIVES (5)
                                                 U.S.                 MACRO               INTL.             TOTAL FREE-
                                                 GMWB                 HEDGE              PROGRAM             STANDING
ASSETS (LIABILITIES)                            HEDGING              PROGRAM             HEDGING          DERIVATIVES (5)
--------------------------------------  ---------------------------------------------------------------------------------
Fair value as of January 1, 2012                   $883                 $357                $(35)                $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    (431)                (323)                (83)                (712)
 Included in OCI (3)                                 --                   --                  --                   --
Purchases                                            56                  252                 (60)                 306
Settlements                                         (12)                  --                  95                  405
Sales                                                --                   --                  --                   --
Transfers out of Level 3 (4)                         23                   --                   8                   62
                                                -------              -------              ------              -------
    FAIR VALUE AS OF DECEMBER 31, 2012             $519                 $286                $(75)                $722
                                                -------              -------              ------              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                        $(425)               $(322)               $(85)               $(715)
                                                -------              -------              ------              -------

                                     LIMITED
                                 PARTNERSHIPS AND    REINSURANCE RECOVERABLE FOR
                                OTHER ALTERNATIVE        U.S. GMWB AND JAPAN           SEPARATE
ASSETS                             INVESTMENTS        GMWB, GMIB, AND GMAB (6)         ACCOUNTS
----------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                   $ --                    $3,073                   $1,031
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                (11)                   (2,142)                      37
 Included in OCI (3)                      --                      (231)                      --
Purchases                                 26                        --                      252
Settlements                               --                       381                       (1)
Sales                                     --                        --                     (476)
Transfers into Level 3 (4)               135                        --                      443
Transfers out of Level 3 (4)              --                        --                     (703)
                                      ------                    ------                  -------
 FAIR VALUE AS OF DECEMBER 31,
                          2012          $150                    $1,081                     $583
                                      ------                    ------                  -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)              $(11)                  $(2,142)                     $28
                                      ------                    ------                  -------

                                                                             TOTAL OTHER
                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLEOLDER
                                   GUARANTEED                                   FUNDS
                                     LIVING            EQUITY LINKED         AND BENEFITS
LIABILITIES                       BENEFITS (7)             NOTES               PAYABLE
-------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                $(5,776)               $(9)                $(5,785)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                   1                  2,657
 Included in OCI (3)                    264                  --                    264
Settlements (8)                        (263)                 --                   (263)
                                     ------                 ---                 ------
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $(3,119)               $(8)                $(3,127)
                                     ------                 ---                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                  $1                 $2,657
                                     ------                 ---                 ------


                                    OTHER         CONSUMER
LIABILITIES                      LIABILITIES        NOTES
------------------------------  -----------------------------
Fair value as of January 1,
 2012                                 $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             (34)             2
 Included in OCI (3)                   --             --
Settlements (8)                        43             --
                                     ----            ---
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $ --            $(2)
                                     ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $ --             $2
                                     ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                    FIXED MATURITIES,GAFS.
ASSETS                          ABS         CDOS              CMBS                CORPORATE
-----------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                           $408        $1,869             $492                 $1,486
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                        (26)          (30)              13                    (27)
 Included in OCI (3)              18           112               41                    (14)
Purchases                         35            --               18                     83
Settlements                      (32)         (129)             (72)                   (92)
Sales                             (9)          (54)            (225)                  (122)
Transfers into Level 3 (4)        79            30              131                    498
Transfers out of Level 3 (4)    (156)       (1,470)             (50)                  (315)
                               -----       -------            -----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2011   $317          $328             $348                 $1,497
                               -----       -------            -----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)      $(14)         $(29)             $(5)                  $(11)
                               -----       -------            -----                 ------

                                       FOREIGN
                                               FIXED MATURITIES,GAFS.
ASSETS                                 AGENCIES             MUNICIPAL           RMBS
-----------------------------  ------------------------------------------------------
Fair value as of January 1,
 2011                                     $40                  $258            $1,105
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                  --                    --               (21)
 Included in OCI (3)                       --                    46                (3)
Purchases                                  --                    87                25
Settlements                                (3)                   --              (111)
Sales                                      --                    --               (16)
Transfers into Level 3 (4)                 29                    --                69
Transfers out of Level 3 (4)              (29)                   (9)             (115)
                                         ----                 -----            ------
FAIR VALUE AS OF DECEMBER 31,
                         2011             $37                  $382              $933
                                         ----                 -----            ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)               $ --                  $ --              $(15)
                                         ----                 -----            ------

                                       TOTAL FIXED          FIXED
                               FIXED MATURITIES,GAFS.    MATURITIES,
ASSETS                                     AFS               FVO
-----------------------------  ---------------------------------------
Fair value as of January 1,
 2011                                     $5,658             $511
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                    (91)              23
 Included in OCI (3)                         200               --
Purchases                                    248               --
Settlements                                 (439)              (2)
Sales                                       (426)             (43)
Transfers into Level 3 (4)                   836               --
Transfers out of Level 3 (4)              (2,144)              (5)
                                         -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2011             $3,842             $484
                                         -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                  $(74)             $19
                                         -------            -----

                                                     FREESTANDING DERIVATIVES (5)
                                   EQUITY
                                SECURITIES,                                                    INTEREST
ASSETS (LIABILITIES)                AFS                 CREDIT                EQUITY             RATE
--------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                $47                 $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (11)                 (144)                  (8)                   9
 Included in OCI (3)                  (3)                   --                   --                   --
Purchases                             31                    20                   40                   --
Settlements                           --                   (21)                  --                  (47)
Sales                                 (4)                   --                   --                   --
Transfers out of Level 3 (4)          (4)                   --                   --                   --
                                    ----                 -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56                 $(489)                 $36                 $(91)
                                    ----                 -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)           $(9)                $(137)                 $(8)                 $10
                                    ----                 -----                 ----                 ----

                                                               FREESTANDING DERIVATIVES (5)
                                              U.S.                  MACRO                INTL.               TOTAL FREE-
                               INTEREST       GMWB                  HEDGE               PROGRAM               STANDING
ASSETS (LIABILITIES)           RATE          HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  --------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                          $600                  $203                   $5                   $415
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                       279                  (128)                   3                     11
 Included in OCI (3)                             --                    --                   --                     --
Purchases                                        23                   347                  (43)                   387
Settlements                                     (19)                  (65)                  --                   (152)
Sales                                            --                    --                   --                     --
Transfers out of Level 3 (4)                     --                    --                   --                     --
                                              -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011                  $883                  $357                 $(35)                  $661
                                              -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                     $278                 $(107)                 $(4)                   $32
                                              -----                 -----                 ----                  -----

                             REINSURANCE RECOVERABLE FOR
                                 U.S. GMWB AND JAPAN               SEPARATE
ASSETS                         GMWB, GMIB, AND GMAB (6)            ACCOUNTS
--------------------------------------------------------------------------------
Fair value as of January
 1, 2011                                 $2,002                      $1,247
Total
 realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   504                          25
 Included in OCI (3)                        111                          --
Purchases                                    --                         292
Settlements                                 456                          --
Sales                                        --                        (171)
Transfers into Level 3
 (4)                                         --                          14
Transfers out of Level 3
 (4)                                         --                        (376)
                                       --------                    --------
        FAIR VALUE AS OF
       DECEMBER 31, 2011                 $3,073                      $1,031
                                       --------                    --------
Changes in unrealized
 gains (losses) included
 in net income related
 to financial
 instruments still held
 at December 31, 2011
 (2),(7)                                   $504                         $(1)
                                       --------                    --------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                                                                    TOTAL OTHER
                                                                                   POLICYHOLDER
                                 GUARANTEED                                            FUNDS
                                   LIVING                EQUITY LINKED             AND BENEFITS           OTHER          CONSUMER
LIABILITIES                     BENEFITS (7)                 NOTES                    PAYABLE          LIABILITIES        NOTES
------------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                               $(4,258)                   $(9)                    $(4,267)            $(37)            $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (1,118)                    --                      (1,118)              28               1
 Included in OCI (3)                   (126)                    --                        (126)              --              --
Settlements                            (274)                    --                        (274)              --              --
                                  ---------                   ----                   ---------            -----            ----
  FAIR VALUE AS OF DECEMBER
                   31, 2011         $(5,776)                   $(9)                    $(5,785)             $(9)            $(4)
                                  ---------                   ----                   ---------            -----            ----
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2),(7)                       $(1,118)                  $ --                     $(1,118)             $28              $1
                                  ---------                   ----                   ---------            -----            ----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                             DECEMBER 31, 2012            DECEMBER 31, 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                $ --                          $65
  Corporate                           108                          214
  CRE CDOs                            193                          272
  CMBS                                  4                           --
  Foreign government                  699                          766
  Municipals                            1                           --
  RMBS                                  3                           --
  U.S. government                       2                           --
                                  -------                      -------
           TOTAL FIXED
       MATURITIES, FVO             $1,010                       $1,317
                                  -------                      -------
OTHER LIABILITIES
  Credit-linked notes
   (1)                               $ --                           $9
                                  -------                      -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                           DECEMBER 31, 2012                             DECEMBER 31, 2011
                                             FAIR VALUE                CARRYING            FAIR   CARRYING                 FAIR
                                          HIERARCHY LEVEL               AMOUNT            VALUE   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                  Level 3                   1,951             2,112         1,952              2,099
 Mortgage loans                                Level 3                   4,935             5,109         4,182              4,382
                                              --------                  ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                  Level 3                   9,318             9,668        10,065             10,959
 Consumer notes (2)                            Level 3                     159               159           310                305
                                              --------                  ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                               2011
                                          2012             (BEFORE-TAX)            2010
----------------------------------------------------------------------------------------------
Fixed maturities (1)                        1,964               1,940               1,978
Equity securities, AFS                         11                  10                  14
Mortgage loans                                248                 206                 199
Policy loans                                  116                 128                 129
Limited partnerships and other
 alternative investments                       85                 143                 121
Other investments (2)                         198                 226                 253
Investment expenses                           (77)                (74)                (72)
                                          -------            --------            --------
          TOTAL SECURITIES AFS AND OTHER    2,545               2,579               2,622
Equity securities, trading                    202                 (14)                238
                                          -------            --------            --------
      TOTAL NET INVESTMENT INCOME (LOSS)    2,747              $2,565              $2,860
                                          -------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $113, $(111) and $160, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                2011
                                            2012            (BEFORE-TAX)          2010
---------------------------------------------------------------------------------------------
Gross gains on sales                           $532              $405               $486
Gross losses on sales                          (278)             (200)              (336)
Net OTTI losses recognized in earnings
 (1)                                           (255)             (125)              (336)
Valuation allowances on mortgage loans            4                25               (108)
Japanese fixed annuity contract hedges,
 net (2)                                        (36)                3                 27
Periodic net coupon settlements on
 credit derivatives/Japan                        (8)               --                 (3)
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                     519              (397)                89
 U.S. macro hedge program                      (340)             (216)              (445)
                                          ---------            ------            -------
                      TOTAL U.S. PROGRAM        179              (613)              (356)
International Program                        (1,167)              723                (13)
                                          ---------            ------            -------
 TOTAL RESULTS OF VARIABLE ANNUITY HEDGE
                                 PROGRAM       (988)              110               (369)
GMIB/GMAB/GMWB reinsurance                    1,233              (326)              (769)
Coinsurance and modified coinsurance
 reinsurance contracts                       (1,862)              373                284
Other, net (3)                                  245              (265)               180
                                          ---------            ------            -------
           NET REALIZED CAPITAL (LOSSES)    $(1,413)             $ --              $(944)
                                          ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(1), $80 and $(186) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)
                                  ---------       ---------       ---------

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                  FOR THE YEARS ENDED DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                 DECEMBER 31, 2012
                                   COST OR              GROSS               GROSS                           NON-
                                  AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                    COST                GAINS              LOSSES           VALUE         OTTI (1)
--------------------------------------------------------------------------------------------------------------------
ABS                                 $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                             2,236                  61               (117)           2,160            (4)
CMBS                                 3,757                 262               (107)           3,912            (7)
Corporate (2)                       27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies         1,369                 120                (29)           1,460            --
Municipal                            1,808                 204                (14)           1,998            --
RMBS                                 4,590                 196               (115)           4,671           (28)
U.S. Treasuries                      2,412                 151                (12)           2,551            --
                                   -------              ------              -----          -------          ----
  TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                 408                  28                (36)             400            --
                                   -------              ------              -----          -------          ----
     TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                   -------              ------              -----          -------          ----

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs (2)                             2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
     TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                               DECEMBER 31, 2012
CONTRACTUAL MATURITY               AMORTIZED COST                FAIR VALUE
--------------------------------------------------------------------------------
One year or less                         $1,223                      $1,233
Over one year through five
 years                                    9,425                       9,941
Over five years through ten
 years                                    8,733                       9,567
Over ten years                           13,982                      16,247
                                      ---------                   ---------
 Subtotal                                33,363                      36,988
Mortgage-backed and
 asset-backed securities                 12,390                      12,416
                                      ---------                   ---------
  TOTAL FIXED MATURITIES, AFS
                          (1)           $45,753                     $49,404
                                      ---------                   ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                          DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED            AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)                  $787              $616
CDOs (1)                                          5                 5              --                  1,640             1,515
CMBS                                            192               179             (13)                   795               701
Corporate                                       614               578             (36)                 1,339             1,154
Foreign govt./govt. agencies                    318               290             (28)                     7                 6
Municipal                                        65                62              (3)                    98                87
RMBS                                            322               321              (1)                   750               636
U.S. Treasuries                                 384               372             (12)                    --                --
                                             ------            ------            ----                 ------            ------
                TOTAL FIXED MATURITIES        1,977             1,883             (94)                 5,416             4,715
Equity securities                                 9                 9              --                    172               136
                                             ------            ------            ----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)                $5,588            $4,851
                                             ------            ------            ----                 ------            ------

                                                                      DECEMBER 31, 2012
                                         12 MONTHS OR MORE                                TOTAL
                                               UNREALIZED             AMORTIZED            FAIR          UNREALIZED
                                                 LOSSES                  COST             VALUE            LOSSES
--------------------------------------  ------------------------------------------------------------------------------
ABS                                               $(171)                  $864              $692            $(172)
CDOs (1)                                           (117)                 1,645             1,520             (117)
CMBS                                                (94)                   987               880             (107)
Corporate                                          (185)                 1,953             1,732             (221)
Foreign govt./govt. agencies                         (1)                   325               296              (29)
Municipal                                           (11)                   163               149              (14)
RMBS                                               (114)                 1,072               957             (115)
U.S. Treasuries                                      --                    384               372              (12)
                                                  -----                 ------            ------            -----
                TOTAL FIXED MATURITIES             (693)                 7,393             6,598             (787)
Equity securities                                   (36)                   181               145              (36)
                                                  -----                 ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(729)                $7,574            $6,743            $(823)
                                                  -----                 ------            ------            -----

                                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED             AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                  COST             VALUE
-------------------------------------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)                $1,002              $731
CDOs (1)                                         80                58              (22)                 1,956             1,706
CMBS                                            911               830              (81)                 1,303             1,066
Corporate (1)                                 2,942             2,823             (119)                 2,353             1,889
Foreign govt./govt. agencies                     24                23               (1)                    40                38
Municipal                                       202               199               (3)                   348               300
RMBS                                            355               271              (84)                 1,060               728
U.S. Treasuries                                 185               184               (1)                    --                --
                                             ------            ------            -----                 ------            ------
                TOTAL FIXED MATURITIES        5,119             4,773             (346)                 8,062             6,458
Equity securities                               115                90              (25)                   104                63
                                             ------            ------            -----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)                $8,166            $6,521
                                             ------            ------            -----                 ------            ------

                                                                        DECEMBER 31, 2011
                                          12 MONTHS OR MORE                                 TOTAL
                                                UNREALIZED              AMORTIZED            FAIR            UNREALIZED
                                                  LOSSES                  COST               VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------------------------------
ABS                                                $(271)                 $1,422             $1,116             $(306)
CDOs (1)                                            (250)                  2,036              1,764              (272)
CMBS                                                (237)                  2,214              1,896              (318)
Corporate (1)                                       (420)                  5,295              4,712              (539)
Foreign govt./govt. agencies                          (2)                     64                 61                (3)
Municipal                                            (48)                    550                499               (51)
RMBS                                                (332)                  1,415                999              (416)
U.S. Treasuries                                       --                     185                184                (1)
                                                  ------                 -------            -------            ------
                TOTAL FIXED MATURITIES            (1,560)                 13,181             11,231            (1,906)
Equity securities                                    (41)                    219                153               (66)
                                                  ------                 -------            -------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(1,601)               $13,400            $11,384            $(1,972)
                                                  ------                 -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                                DECEMBER 31, 2012
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
---------------------------------------------------------------------------------------------------------
Commercial                                     $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------

                                                                DECEMBER 31, 2011
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
--------------------------------------  -----------------------------------------------------------------
Commercial                                     $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                               2012                  2011                   2010
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (23)                $ (62)                 $ (260)
(Additions)/Reversals                              4                    25                    (108)
Deductions                                         5                    14                     306
                                               -----                 -----                 -------
BALANCE AS OF DECEMBER 31                       $(14)                 $(23)                   $(62)
                                               -----                 -----                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2012                                DECEMBER 31, 2011
                                      CARRYING              AVG. DEBT-SERVICE          CARRYING              AVG. DEBT-SERVICE
LOAN-TO-VALUE                          VALUE                  COVERAGE RATIO            VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $137                     0.89x                   $422                     1.67x
65% - 80%                                1,717                     2.27x                  1,779                     1.57x
Less than 65%                            3,081                     2.44x                  1,981                     2.45x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,935                     2.34X                 $4,182                     1.99X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                  $97                     2.0%                $59                     1.4%
Middle Atlantic                                     370                     7.5%                401                     9.6%
Mountain                                             62                     1.3%                 61                     1.5%
New England                                         231                     4.7%                202                     4.8%
Pacific                                           1,504                    30.5%              1,268                    30.3%
South Atlantic                                    1,012                    20.5%                810                    19.4%
West North Central                                   16                     0.3%                 16                     0.4%
West South Central                                  234                     4.7%                115                     2.7%
Other (1)                                         1,409                    28.5%              1,250                    29.9%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                      $109                     2.2%               $127                     3.0%
 Industrial                                       1,519                    30.8%              1,262                    30.1%
 Lodging                                             81                     1.6%                 84                     2.0%
 Multifamily                                        869                    17.6%                734                    17.6%
 Office                                           1,120                    22.7%                836                    20.0%
 Retail                                           1,047                    21.2%                918                    22.0%
 Other                                              190                     3.9%                221                     5.3%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2012            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                        $89                     $88                      $7
Investment funds (4)                            132                      20                     110
Limited partnerships                              6                       3                       3
                                             ------                  ------                  ------
                                 TOTAL         $227                    $111                    $120
                                             ------                  ------                  ------

                                                              DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
--------------------------------------  --------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Investment funds (4)                             --                      --                    --
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                           2012                      2011                  2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,787                    $8,389                $238                       $385
Equity swaps, options, and futures           5,130                     5,320                 267                        498
Interest rate swaps and futures              5,705                     2,697                  67                         11
                                         ---------                 ---------              ------                     ------
                             TOTAL         $18,622                   $16,406                $572                       $894
                                         ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,             DECEMBER 31,        DECEMBER 31,             DECEMBER 31,
                                                2012                     2011                2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                    $ --                      $59               $ --                     $ --
Equity options                                   7,442                    6,760                286                      357
                                              --------                 --------             ------                   ------
                                  TOTAL         $7,442                   $6,819               $286                     $357
                                              --------                 --------             ------                   ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,            DECEMBER 31,        DECEMBER 31,              DECEMBER 31,
                                                2012                    2011                2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                                  350                      --                 28                       --
Currency forwards (1)                             9,327                   8,622                (87)                     446
Currency options                                  9,710                   7,038                (49)                      72
Equity futures                                    1,206                   2,691                 --                       --
Equity options                                    2,621                   1,120               (105)                      (3)
Equity swaps                                      2,683                     392                (12)                      (8)
Customized swaps                                    899                      --                (11)                      --
Interest rate futures                               634                     739                 --                       --
Interest rate swaps and swaptions                21,018                   8,117                131                       35
                                              ---------               ---------            -------                   ------
                                   TOTAL        $48,448                 $28,719              $(105)                    $542
                                              ---------               ---------            -------                   ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.


                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       DEC 31,         DEC 31,        DEC 31,       DEC 31,
                                        2012            2011           2012          2011
------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $3,863          $6,339          $167          $276
 Foreign currency swaps                     163             229           (17)           (5)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      4,026           6,568           150           271
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                        753           1,007           (55)          (78)
 Foreign currency swaps                      40             677            16           (39)
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES        793           1,684           (39)         (117)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures             13,432           6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 182             208            (9)          (10)
  Japan 3Win foreign currency swaps       1,816           2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                            1,652           1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,539           1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                        1,981           2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                              5,341           5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options            791           1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       28,868          34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts         5,773           7,193           191           443
  U.S. GMWB hedging instruments          18,622          16,406           572           894
  U.S. macro hedge program                7,442           6,819           286           357
  International program product
   derivatives (2)                        1,876           2,009           (42)          (30)
  International program hedging
   instruments                           48,448          28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             18,287          21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts     44,985          50,756           890         2,630
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    201,035         188,356        (1,559)       (1,198)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $416            $416          $(20)         $(45)
 Other investments                       37,809          51,231           581         1,971
 Other liabilities                       67,765          28,717            38          (254)
 Consumer notes                              26              35            (2)           (4)
 Reinsurance recoverable                 47,430          55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                       52,408          61,069        (3,126)       (5,785)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------

                                                       ASSET                         LIABILITY
                                                    DERIVATIVES                     DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                    GAIN (LOSS) RECOGNIZED IN OCI                        RECOGNIZED IN INCOME ON
                                  ON DERIVATIVE (EFFECTIVE PORTION)                  DERIVATIVE (INEFFECTIVE PORTION)
                                   2012              2011         2010        2012                 2011                 2010
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                  $26              $245         $232       $ --                  $(2)                  $2
Foreign currency swaps               (18)               (5)           3         --                   --                   (1)
                                   -----            ------       ------       ----                 ----                 ----
                       TOTAL          $8              $240         $235       $ --                  $(2)                  $1
                                   -----            ------       ------       ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                          INTO INCOME (EFFECTIVE PORTION)
                                                                                   2012             2011                 2010
----------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                           Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                                  Net investment income (loss)     97              77                   56
Foreign currency swaps                        Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                                  ------            ----                 ----
                                                                           TOTAL    $178             $82                  $54
                                                                                  ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                       GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2012                                       2011
                                                         HEDGED                                     HEDGED
                                 DERIVATIVE               ITEM              DERIVATIVE               ITEM
-------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss
  adjustment expenses                  --                   --                    (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                             (7)                   7                    (1)                   1
 Benefits, losses and loss
  adjustment expenses                  (6)                   6                   (22)                  22
                                    -----                 ----                 -----                 ----
                        TOTAL        $(16)                 $10                  $(81)                 $77
                                    -----                 ----                 -----                 ----

                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2010
                                                         HEDGED
                                 DERIVATIVE               ITEM
-----------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                           $(44)                 $38
 Benefits, losses and loss
  adjustment expenses
Foreign currency swaps
 Net realized capital gains
  (losses)                              8                   (8)
 Benefits, losses and loss
  adjustment expenses                 (12)                  12
                                    -----                 ----
                        TOTAL        $(49)                 $45
                                    -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES

       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2012           2011         2010
----------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors,
    and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards           10            1           (3)
   Japan 3Win foreign currency swaps (1)       (300)          31          215
   Japanese fixed annuity hedging
    instruments (2)                            (178)         109          385
CREDIT CONTRACTS
   Credit derivatives that purchase
    credit protection                           (19)          (8)         (17)
   Credit derivatives that assume credit
    risk                                        204         (141)         157
EQUITY CONTRACTS
   Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
   U.S. GMWB product derivatives              1,430         (780)         486
   U.S. GMWB reinsurance contracts             (280)         131         (102)
   U.S. GMWB hedging instruments               (631)         252         (295)
   U.S. macro hedge program                    (340)        (216)        (445)
   International program product
    derivative                                   (7)         (12)          24
   International program hedging
    instruments                              (1,160)         735          (37)
OTHER
   GMAB, GMWB, and GMIB reinsurance
    contracts                                 1,233         (326)        (769)
   Coinsurance and modified coinsurance
    reinsurance contracts                    (1,862)         373          284
                                          ---------       ------       ------
                                   TOTAL    $(1,905)        $102         $(98)
                                          ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
                            AS OF DECEMBER 31, 2012

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL           FAIR            YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)         VALUE            MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,787             $8              3 years
 Below investment grade risk
  exposure                             114               (1)           1 year
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,074               11           2 years
 Investment grade risk
  exposure                             237              (12)          4 years
 Below investment grade risk
  exposure                             115              (27)          4 years
Embedded credit derivatives
 Investment grade risk
  exposure                             325              296           4 years
                                    ------            -----           --------
                        TOTAL       $4,652             $275
                                    ------            -----           --------


                                       UNDERLYING REFERENCEDRAGE          OFFSETTING
CREDIT DERIVATIVE TYPE BY             CREDIT OBLIGATION(S)C(1)IT           NOTIONAL        OFFSETTING
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
-----------------------------  ------------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A                $878              $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114               (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,326               (6)
 Investment grade risk
  exposure                       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                       CMBS Credit                B+                 115               27
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --               --
                               ---------------            ------            ------             ----
                        TOTAL                                               $2,671              $11
                               ---------------            ------            ------             ----

                            AS OF DECEMBER 31, 2011

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL                           YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)       FAIR VALUE         MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,067            $(18     )      3 years
 Below investment grade risk
  exposure                             125               (7)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,375              (71)          3 years
 Investment grade risk
  exposure                             353              (63)          5 years
 Below investment grade risk
  exposure                             477             (441)          3 years
Embedded credit derivatives
 Investment grade risk
  exposure                              25               24           3 years
 Below investment grade risk
  exposure                             300              245           5 years
                                    ------            -----           --------
                        TOTAL       $4,722            $(331)
                                    ------            -----           --------

                                       UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                         AVERAGE          OFFSETTING      OFFSETTING
CREDIT DERIVATIVE TYPE BY                                 CREDIT           NOTIONAL          FAIR
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)       VALUE (3)
-----------------------------  -----------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A+               $915             $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114              (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,128              17
 Investment grade risk
  exposure                       CMBS Credit               BBB+                353              62
 Below investment grade risk      Corporate
  exposure                         Credit                  BBB+                 --              --
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --              --
 Below investment grade risk      Corporate
  exposure                         Credit                  BB+                  --              --
                               ---------------            ------            ------            ----
                        TOTAL                                               $2,510             $57
                               ---------------            ------            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                              DECEMBER 31,          DECEMBER 31,
                                                  2012                  2011
------------------------------------------------------------------------------------
Fixed maturities, AFS                              $370                  $762
Short-term investments                              179                   148
                                                 ------                ------
                TOTAL COLLATERAL PLEDGED           $549                  $910
                                                 ------                ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $67, $71, and $56 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
Gross fee income, earned premiums and
 other                                           $3,776                   $4,187                   $4,176
Reinsurance assumed                                   8                       13                       69
Reinsurance ceded                                  (698)                    (733)                    (759)
                                               --------                 --------                 --------
     NET FEE INCOME, EARNED PREMIUMS AND
                                   OTHER         $3,086                   $3,467                   $3,486
                                               --------                 --------                 --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                    $ 3,448                  $ 3,694                  $ 4,341
Deferred costs                                      329                      381                      381
Amortization -- DAC                                (280)                    (290)                    (244)
Amortization -- Unlock benefit (charge),
 pre-tax                                            (44)                    (137)                     134
Amortization -- DAC from discontinued
 operations                                         (35)                     (47)                     (68)
Adjustments to unrealized gains and
 losses on securities available-
 for-sale and other (1), (2)                       (346)                    (154)                    (848)
Effect of currency translation                       --                        1                       (9)
Cumulative effect of accounting change,
 pre-tax (3)                                         --                       --                        7
                                               --------                 --------                 --------
BALANCE, END OF PERIOD (4)                       $3,072                   $3,448                   $3,694
                                               --------                 --------                 --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012         $ 1,158              $ 228
Incurred                                            228                113
Paid                                               (258)                --
Unlock                                             (181)                22
Currency Translation Adjustment                      (3)                --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012          $944               $363
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2012                                          $ 724               $ 22
Incurred                                            121                 (1)
Paid                                               (121)                --
Unlock                                             (116)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2012                                          $608                $21
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (284)                --
Unlock                                               48                 62
Currency Translation Adjustment                       8                 --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011        $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2011                                          $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2011                                          $724                $22
                                               --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                       RETAINED NET
                                                ACCOUNT             NET AMOUNT            AMOUNT           WEIGHTED AVERAGE
                                                 VALUE               AT RISK             AT RISK            ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)         ("AV") (8)           ("NAR") (9)         ("RNAR") (9)            ANNUITANT
-------------------------------------------------------------------------------------------------------------------------------
 MAV only                                         $19,509              $3,973               $263                   69
 With 5% rollup (2)                                 1,517                 379                 26                   69
 With Earnings Protection Benefit Rider             4,990                 582                 17                   66
  ("EPB") (3)
 With 5% rollup & EPB                                 561                 127                  5                   69
                                              -----------            --------             ------                  ---
 Total MAV                                         26,577               5,061                311
Asset Protection Benefit (APB) (4)                 20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death              1,063                  33                  9                   65
 Benefit (5)
Reset (6) (5-7 years)                               3,098                 140                 73                   69
Return of Premium (7) /Other                       21,807                 327                 89                   66
                                              -----------            --------             ------                  ---
                SUBTOTAL U.S. GMDB               $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.              7,405
  GMBD
                                              -----------
SUBTOTAL SEPARATE ACCOUNT LIABILITIES              65,148
                         WITH GMDB
 Separate Account Liabilities without              76,410
  U.S. GMDB
                                              -----------
TOTAL SEPARATE ACCOUNT LIABILITIES               $141,558
                                              -----------
JAPAN GMDB (10), (11)                            $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10), (11)                             $15,454              $2,389               $ --                   68
                                              -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
ASSET TYPE                             2012                 2011
------------------------------------------------------------------------
Equity securities (including
 mutual funds)                         $58,208              $61,472
Cash and cash equivalents                6,940                7,516
                                     ---------            ---------
                         TOTAL         $65,148              $68,988
                                     ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                 $186         $197         $194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $528, $(147) and $708 for 2012, 2011 and 2010, and income (loss) from foreign operations of $92, $(32) and $12 for 2012, 2011 and 2010. Substantially all of the income (loss) from foreign operations is earned by an Irish subsidiary.

Income tax expense (benefit) is as follows:

                                                FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                          2012          2011          2010
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                    $138         $(208)         $18
  International                               --            --            5
                                         -------       -------       ------
                          TOTAL CURRENT     $138          (208)          23
                                         -------       -------       ------
 Deferred -- U.S. Federal Excluding NOL
  Carryforward                               (94)           46          114
  Net Operating Loss Carryforward             (9)         (163)          (1)
                                         -------       -------       ------
                         TOTAL DEFERRED     (103)         (117)         113
                                         -------       -------       ------
     TOTAL INCOME TAX EXPENSE (BENEFIT)      $35         $(325)        $136
                                         -------       -------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
DEFERRED TAX ASSETS                                 2012            2011
--------------------------------------------------------------------------------
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
Valuation Allowance                                     (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  217                     (63)                  $252
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                               (16)                     (5)                    --
Valuation Allowance                                                       (25)                    (53)                    50
Other                                                                      (1)                     (3)                   (21)
                                                                       ------                 -------                 ------
                                                           TOTAL          $35                   $(325)                  $136
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                    $927                   $(669)                   $208
Statutory capital and surplus                                         $5,016                  $5,920                  $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       2012                     2011                    2010
---------------------------------------------------------------------------------------------------
Earned premiums                            (67)                    (71)                    (56)
Net realized gains (losses)
 (1)                                    (2,099)                    503                     546
                                     ---------                 -------                 -------
                TOTAL REVENUES          (2,166)                    432                     490
Benefits, losses and loss
 adjustment expenses                       (56)                    (51)                    (40)
Insurance operating costs and
 other expenses                         (1,443)                    972                    (348)
                                     ---------                 -------                 -------
                TOTAL EXPENSES          (1,499)                    921                    (388)
INCOME (LOSS) BEFORE INCOME
 TAXES                                    (667)                   (489)                    878
Income tax expense (benefit)              (234)                   (166)                    308
                                     ---------                 -------                 -------
             NET INCOME (LOSS)           $(433)                  $(323)                   $570
                                     ---------                 -------                 -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                           FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                 ------
                   TOTAL RESTRUCTURING AND OTHER COSTS             $120
                                                                 ------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The following table presents the combined amounts related to the operations of the Mutual Funds business, HICC and HAIL which are being reported as discontinued operations in the Consolidated Statements of Operations. The Company does not expect these transactions to have a material impact on the Company's future earnings.

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $526         $569         $616
Net investment income (loss)                   --            1           (1)
Net realized capital gains                     --            1           --
                                           ------       ------       ------
                           TOTAL REVENUES     526          571          615
BENEFITS, LOSSES AND EXPENSES
Insurance operating costs and other
 expenses                                     384          374          413
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     568          421          481
        INCOME (LOSS) BEFORE INCOME TAXES     (42)         150          134
Income tax expense (benefit)                  (13)          52           48
                                           ------       ------       ------
         INCOME (LOSS) FROM OPERATIONS OF
      DISCONTINUED OPERATIONS, NET OF TAX     (29)          98           86
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
          INCOME (LOSS) FROM DISCONTINUED
                   OPERATIONS, NET OF TAX    $(29)         $98         $123
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                   MARCH 31,                  JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                              2012         2011          2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                 $342        $1,022        $2,114        $1,618        $1,278        $2,403        $686        $989
Total benefits, losses and
 expenses                        18           773         2,043         1,398         1,042         3,258         697         782
Income (loss) from
 continuing operations, net
 of tax                         268           207            69           293           187          (527)         61         173
Income (loss) from
 discontinued operations,
 net of tax                      20            27            18            27            16            24         (83)         20
Net income (loss)               288           234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest         (1)            1            --             1            --            (4)          3           2
Net income (loss)
 attributable to Hartford
 Life Insurance Company        $289          $233           $87          $319          $203         $(499)       $(25)       $191
                              -----       -------       -------       -------       -------       -------       -----       -----